UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Diversified International K6 Fund, Fidelity Emerging Markets Discovery Fund, Fidelity International Value Fund, Fidelity Global Equity Income Fund, Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund, Fidelity Overseas Fund, Fidelity Worldwide Fund, Fidelity International Growth Fund, Fidelity International Discovery K6 Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Small Cap Fund, Fidelity International Capital Appreciation K6 Fund, Fidelity Total International Equity Fund, Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class C : FICSX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	2.00%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.4
Financials	15.8
Consumer Staples	10.8
Consumer Discretionary	10.0
Materials	8.2
Information Technology	7.6
Health Care	6.0
Real Estate	5.8
Communication Services	4.6
Energy	3.5
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.4
United States - 6.6
Canada - 4.1
Australia - 3.8
Spain - 3.6
China - 3.5
Mexico - 3.5
Italy - 3.1
Others - 36.1

TOP HOLDINGS (% of Fund's net assets)
Logista Integral SA	1.1
BayCurrent Inc	1.1
Premier Foods PLC	1.1
Ashtead Technology Holdings plc	1.1
Metlen Energy & Metals SA	1.0
Grupo Catalana Occidente SA	1.0
Century Pacific Food Inc	1.0
Richter Gedeon Nyrt	0.9
Spar Nord Bank A/S	0.9
Qualitas Controladora SAB de CV	0.9
10.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915712.100    1260-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class C : FOPCX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.99%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Information Technology	21.0
Consumer Discretionary	11.2
Communication Services	7.8
Financials	6.0
Materials	4.5
Health Care	3.7
Consumer Staples	3.2
Real Estate	2.8
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.5
International Equity Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.5
United Kingdom - 15.1
Sweden - 14.1
United States - 10.9
Germany - 5.5
Netherlands - 4.7
Canada - 4.0
Belgium - 2.6
France - 2.5
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	5.2
iShares MSCI EAFE Small-Cap ETF	4.9
AddTech AB B Shares	4.7
Azbil Corp	3.5
CTS Eventim AG & Co KGaA	2.7
Games Workshop Group PLC	2.2
KBC Ancora	2.1
Interpump Group SpA	2.1
Spectris PLC	2.1
Howden Joinery Group PLC	2.0
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915732.100    1483-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity® International Discovery Fund : FIGRX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery Fund	$ 32	0.62%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915642.100    305-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Diversified International K6 Fund Fidelity® Diversified International K6 Fund : FKIDX

This semi-annual shareholder report contains information about Fidelity® Diversified International K6 Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International K6 Fund	$ 31	0.60%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,524,523,977
Number of Holdings	139
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.8
Industrials	26.6
Information Technology	10.4
Health Care	9.0
Materials	8.3
Consumer Discretionary	7.8
Energy	3.0
Communication Services	2.3
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.4
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.3
United States - 16.0
United Kingdom - 15.5
Germany - 11.6
France - 9.1
Canada - 4.8
Netherlands - 4.2
Sweden - 3.0
Italy - 2.9
Others - 15.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.7
Hitachi Ltd	2.5
Allianz SE	2.1
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.8
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Mitsubishi Heavy Industries Ltd	1.6
Wolters Kluwer NV	1.5
Astrazeneca PLC	1.5
19.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915793.100    2947-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class Z : FIQLX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.4
Information Technology	19.0
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.8
Materials	6.4
Health Care	5.5
Consumer Staples	2.5
Real Estate	1.1
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.7
United States - 3.1
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	6.4
Sony Group Corp	5.1
Hitachi Ltd	4.8
Fujitsu Ltd	3.0
Tokio Marine Holdings Inc	2.9
Hoya Corp	2.9
ORIX Corp	2.8
Nintendo Co Ltd	2.8
Shin-Etsu Chemical Co Ltd	2.7
FUJIFILM Holdings Corp	2.5
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915687.100    3270-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Canada Fund Fidelity® Canada Fund : FICDX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Canada Fund	$ 48	0.93%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Energy	15.6
Industrials	12.5
Materials	12.2
Information Technology	11.7
Consumer Staples	8.6
Consumer Discretionary	7.5
Communication Services	2.2
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.7
United States - 3.7
Brazil - 3.0
Chile - 0.5
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.9
Constellation Software Inc/Canada	6.2
Canadian Pacific Kansas City Ltd	5.0
Alimentation Couche-Tard Inc	4.6
Franco-Nevada Corp	4.5
Toronto Dominion Bank	3.9
Shopify Inc Class A	3.8
Dollarama Inc	3.8
Canadian Natural Resources Ltd	3.7
PrairieSky Royalty Ltd	3.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915649.100    309-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class I : FOPIX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.99%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Information Technology	21.0
Consumer Discretionary	11.2
Communication Services	7.8
Financials	6.0
Materials	4.5
Health Care	3.7
Consumer Staples	3.2
Real Estate	2.8
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.5
International Equity Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.5
United Kingdom - 15.1
Sweden - 14.1
United States - 10.9
Germany - 5.5
Netherlands - 4.7
Canada - 4.0
Belgium - 2.6
France - 2.5
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	5.2
iShares MSCI EAFE Small-Cap ETF	4.9
AddTech AB B Shares	4.7
Azbil Corp	3.5
CTS Eventim AG & Co KGaA	2.7
Games Workshop Group PLC	2.2
KBC Ancora	2.1
Interpump Group SpA	2.1
Spectris PLC	2.1
Howden Joinery Group PLC	2.0
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915734.100    1485-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class A : FOPAX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	1.24%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Information Technology	21.0
Consumer Discretionary	11.2
Communication Services	7.8
Financials	6.0
Materials	4.5
Health Care	3.7
Consumer Staples	3.2
Real Estate	2.8
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.5
International Equity Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.5
United Kingdom - 15.1
Sweden - 14.1
United States - 10.9
Germany - 5.5
Netherlands - 4.7
Canada - 4.0
Belgium - 2.6
France - 2.5
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	5.2
iShares MSCI EAFE Small-Cap ETF	4.9
AddTech AB B Shares	4.7
Azbil Corp	3.5
CTS Eventim AG & Co KGaA	2.7
Games Workshop Group PLC	2.2
KBC Ancora	2.1
Interpump Group SpA	2.1
Spectris PLC	2.1
Howden Joinery Group PLC	2.0
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915731.100    1481-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class I : FEDIX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	1.02%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	18.6
Consumer Discretionary	16.1
Consumer Staples	10.9
Information Technology	10.3
Health Care	4.7
Real Estate	4.3
Communication Services	3.6
Energy	2.9
Utilities	2.4
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 17.8
China - 17.5
Brazil - 13.1
India - 11.9
Korea (South) - 7.6
Mexico - 5.5
Indonesia - 4.1
United States - 3.3
Poland - 2.7
Others - 16.5

TOP HOLDINGS (% of Fund's net assets)
OPAP SA	1.7
Localiza Rent a Car SA	1.6
Lion Finance Group PLC	1.5
Dino Polska SA	1.5
Max Healthcare Institute Ltd	1.4
Qualitas Controladora SAB de CV	1.4
Eicher Motors Ltd	1.3
Equatorial Energia SA	1.3
Shriram Finance Ltd	1.3
Banco de Chile ADR	1.3
14.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915778.100    2378-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class C : FGEHX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 99	1.94%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.1
Industrials	15.2
Financials	14.2
Health Care	11.3
Consumer Discretionary	9.7
Consumer Staples	9.3
Communication Services	7.5
Energy	4.7
Utilities	4.1
Materials	3.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.7
United Kingdom - 7.6
Germany - 7.1
Japan - 6.0
Canada - 4.9
France - 3.4
Taiwan - 2.3
Netherlands - 1.6
Ireland - 1.5
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Rheinmetall AG	5.2
Apple Inc	4.6
Microsoft Corp	4.2
Taiwan Semiconductor Manufacturing Co Ltd	2.3
JPMorgan Chase & Co	1.8
AbbVie Inc	1.6
NXP Semiconductors NV	1.6
T-Mobile US Inc	1.5
Eli Lilly & Co	1.4
Linde PLC	1.4
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918441.100    7768-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class C : FCHKX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.93%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Consumer Discretionary	22.4
Communication Services	17.2
Financials	13.2
Health Care	4.3
Materials	3.2
Industrials	2.8
Consumer Staples	2.7
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 60.2
Taiwan - 29.1
Hong Kong - 4.1
United States - 3.2
Singapore - 1.4
Korea (South) - 1.1
South Africa - 0.5
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	21.7
Tencent Holdings Ltd	13.4
Alibaba Group Holding Ltd	6.6
PDD Holdings Inc Class A ADR	4.0
China Construction Bank Corp H Shares	3.4
AIA Group Ltd	3.2
Zijin Mining Group Co Ltd H Shares	2.6
Industrial & Commercial Bank of China Ltd H Shares	1.7
MediaTek Inc	1.6
Meituan B Shares	1.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915691.100    2066-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class M : FGEGX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.44%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.1
Industrials	15.2
Financials	14.2
Health Care	11.3
Consumer Discretionary	9.7
Consumer Staples	9.3
Communication Services	7.5
Energy	4.7
Utilities	4.1
Materials	3.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.7
United Kingdom - 7.6
Germany - 7.1
Japan - 6.0
Canada - 4.9
France - 3.4
Taiwan - 2.3
Netherlands - 1.6
Ireland - 1.5
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Rheinmetall AG	5.2
Apple Inc	4.6
Microsoft Corp	4.2
Taiwan Semiconductor Manufacturing Co Ltd	2.3
JPMorgan Chase & Co	1.8
AbbVie Inc	1.6
NXP Semiconductors NV	1.6
T-Mobile US Inc	1.5
Eli Lilly & Co	1.4
Linde PLC	1.4
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918443.100    7767-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Equity Income Fund Fidelity® Global Equity Income Fund : FGILX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Equity Income Fund	$ 46	0.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.1
Industrials	15.2
Financials	14.2
Health Care	11.3
Consumer Discretionary	9.7
Consumer Staples	9.3
Communication Services	7.5
Energy	4.7
Utilities	4.1
Materials	3.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.7
United Kingdom - 7.6
Germany - 7.1
Japan - 6.0
Canada - 4.9
France - 3.4
Taiwan - 2.3
Netherlands - 1.6
Ireland - 1.5
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Rheinmetall AG	5.2
Apple Inc	4.6
Microsoft Corp	4.2
Taiwan Semiconductor Manufacturing Co Ltd	2.3
JPMorgan Chase & Co	1.8
AbbVie Inc	1.6
NXP Semiconductors NV	1.6
T-Mobile US Inc	1.5
Eli Lilly & Co	1.4
Linde PLC	1.4
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915780.100    2406-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class C : FEMMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.89%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915662.100    6356-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class Z : FIEZX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.80%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	20.7
Information Technology	12.1
Materials	9.9
Consumer Discretionary	9.3
Communication Services	5.6
Health Care	4.8
Energy	3.9
Consumer Staples	3.4
Real Estate	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.8
Japan - 10.1
United Kingdom - 9.8
China - 9.7
Germany - 7.3
Canada - 7.2
France - 7.1
Taiwan - 3.7
Sweden - 3.6
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.3
SAP SE	2.1
Samsung Electronics Co Ltd	1.8
CRH PLC	1.8
Safran SA	1.5
Linde PLC	1.4
BAE Systems PLC	1.3
Alibaba Group Holding Ltd ADR	1.1
Wal-Mart de Mexico SAB de CV Series V	1.1
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915748.100    2892-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class M : FIVPX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.35%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	38.8
Industrials	15.4
Materials	10.2
Energy	6.2
Health Care	5.9
Consumer Discretionary	5.1
Consumer Staples	3.8
Communication Services	3.3
Information Technology	2.7
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.3
United States - 17.1
United Kingdom - 13.7
Germany - 13.4
France - 9.8
Italy - 4.9
Switzerland - 3.7
Australia - 3.4
Spain - 3.1
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	2.9
AXA SA	2.6
Banco Santander SA	2.5
Rheinmetall AG	2.4
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.2
Sumitomo Mitsui Financial Group Inc	2.1
Roche Holding AG	2.1
BAE Systems PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915740.100    1615-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class I : FWIFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.78%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.3
Consumer Discretionary	16.3
Financials	15.4
Communication Services	12.9
Health Care	8.6
Industrials	7.1
Consumer Staples	5.6
Real Estate	3.8
Energy	3.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.2
United Kingdom - 5.0
Japan - 3.8
Canada - 3.6
Sweden - 3.2
Spain - 2.0
Netherlands - 1.7
Italy - 1.7
France - 1.5
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	4.1
NVIDIA Corp	4.0
Meta Platforms Inc Class A	3.5
Microsoft Corp	3.1
Robinhood Markets Inc Class A	2.9
Apple Inc	2.6
Alphabet Inc Class A	2.6
Kyndryl Holdings Inc	2.5
Prologis Inc	2.1
DraftKings Inc Class A	2.0
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915656.100    2147-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Worldwide Fund Fidelity® Worldwide Fund : FWWFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Worldwide Fund	$ 36	0.74%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.3
Consumer Discretionary	16.3
Financials	15.4
Communication Services	12.9
Health Care	8.6
Industrials	7.1
Consumer Staples	5.6
Real Estate	3.8
Energy	3.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.2
United Kingdom - 5.0
Japan - 3.8
Canada - 3.6
Sweden - 3.2
Spain - 2.0
Netherlands - 1.7
Italy - 1.7
France - 1.5
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	4.1
NVIDIA Corp	4.0
Meta Platforms Inc Class A	3.5
Microsoft Corp	3.1
Robinhood Markets Inc Class A	2.9
Apple Inc	2.6
Alphabet Inc Class A	2.6
Kyndryl Holdings Inc	2.5
Prologis Inc	2.1
DraftKings Inc Class A	2.0
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915657.100    318-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class A : FGEEX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.20%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.1
Industrials	15.2
Financials	14.2
Health Care	11.3
Consumer Discretionary	9.7
Consumer Staples	9.3
Communication Services	7.5
Energy	4.7
Utilities	4.1
Materials	3.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.7
United Kingdom - 7.6
Germany - 7.1
Japan - 6.0
Canada - 4.9
France - 3.4
Taiwan - 2.3
Netherlands - 1.6
Ireland - 1.5
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Rheinmetall AG	5.2
Apple Inc	4.6
Microsoft Corp	4.2
Taiwan Semiconductor Manufacturing Co Ltd	2.3
JPMorgan Chase & Co	1.8
AbbVie Inc	1.6
NXP Semiconductors NV	1.6
T-Mobile US Inc	1.5
Eli Lilly & Co	1.4
Linde PLC	1.4
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918439.100    7766-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class Z : FZAIX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915641.100    2534-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Pacific Basin Fund Fidelity® Pacific Basin Fund : FPBFX

This semi-annual shareholder report contains information about Fidelity® Pacific Basin Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pacific Basin Fund	$ 45	0.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$702,376,362
Number of Holdings	101
Portfolio Turnover	53%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Communication Services	17.1
Financials	16.2
Consumer Discretionary	15.2
Industrials	11.9
Health Care	8.9
Materials	2.4
Consumer Staples	1.3
Utilities	0.5
Energy	0.4
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.5
Preferred Stocks - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 37.3
China - 22.5
Korea (South) - 10.8
Taiwan - 9.6
Australia - 7.7
United States - 5.0
Hong Kong - 3.2
Indonesia - 1.4
Singapore - 1.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.9
Tencent Holdings Ltd	5.2
Sony Group Corp	3.2
Nintendo Co Ltd	3.0
PDD Holdings Inc Class A ADR	2.8
Hitachi Ltd	2.7
Samsung Electronics Co Ltd	2.4
AIA Group Ltd	2.4
ORIX Corp	2.1
KT Corp ADR	2.0
34.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915635.100    302-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class C : FHJTX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.75%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	17.3
Consumer Discretionary	11.5
Health Care	10.1
Information Technology	10.1
Consumer Staples	8.1
Communication Services	7.1
Materials	3.7
Energy	3.6
Real Estate	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 23.6
Germany - 18.4
France - 14.9
United States - 10.7
Italy - 6.5
Sweden - 5.4
Netherlands - 4.1
Switzerland - 3.3
Spain - 2.5
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	4.3
Astrazeneca PLC	3.1
RELX PLC	2.6
ASML Holding NV	2.4
Shell PLC	2.3
Rheinmetall AG	2.3
Rolls-Royce Holdings PLC	2.1
UniCredit SpA	1.9
Siemens AG	1.8
Air Liquide SA	1.8
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915630.100    2634-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Smaller Companies Fund Fidelity® Japan Smaller Companies Fund : FJSCX

This semi-annual shareholder report contains information about Fidelity® Japan Smaller Companies Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Smaller Companies Fund	$ 44	0.85%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$425,878,188
Number of Holdings	87
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.7
Information Technology	17.8
Consumer Discretionary	12.3
Financials	11.4
Materials	10.4
Consumer Staples	8.6
Communication Services	3.3
Energy	2.6
Utilities	2.6
Real Estate	2.0
Health Care	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.4
United States - 3.6

TOP HOLDINGS (% of Fund's net assets)
SWCC Corp	2.6
Yamato Kogyo Co Ltd	2.6
Sompo Holdings Inc	2.5
Money Forward Inc	2.4
Argo Graphics Inc	2.2
Visional Inc	2.1
Capcom Co Ltd	2.0
Hokuhoku Financial Group Inc	2.0
Asahi Group Holdings Ltd	1.9
IHI Corp	1.9
22.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915696.100    360-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class A : FIVMX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.10%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	38.8
Industrials	15.4
Materials	10.2
Energy	6.2
Health Care	5.9
Consumer Discretionary	5.1
Consumer Staples	3.8
Communication Services	3.3
Information Technology	2.7
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.3
United States - 17.1
United Kingdom - 13.7
Germany - 13.4
France - 9.8
Italy - 4.9
Switzerland - 3.7
Australia - 3.4
Spain - 3.1
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	2.9
AXA SA	2.6
Banco Santander SA	2.5
Rheinmetall AG	2.4
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.2
Sumitomo Mitsui Financial Group Inc	2.1
Roche Holding AG	2.1
BAE Systems PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915738.100    1612-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class Z : FIQEX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.84%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Energy	15.6
Industrials	12.5
Materials	12.2
Information Technology	11.7
Consumer Staples	8.6
Consumer Discretionary	7.5
Communication Services	2.2
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.7
United States - 3.7
Brazil - 3.0
Chile - 0.5
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.9
Constellation Software Inc/Canada	6.2
Canadian Pacific Kansas City Ltd	5.0
Alimentation Couche-Tard Inc	4.6
Franco-Nevada Corp	4.5
Toronto Dominion Bank	3.9
Shopify Inc Class A	3.8
Dollarama Inc	3.8
Canadian Natural Resources Ltd	3.7
PrairieSky Royalty Ltd	3.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915650.100    3263-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity® Emerging Markets Fund : FEMKX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Fund	$ 42	0.87%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915660.100    322-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class A : FTAEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.20%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	20.7
Information Technology	12.1
Materials	9.9
Consumer Discretionary	9.3
Communication Services	5.6
Health Care	4.8
Energy	3.9
Consumer Staples	3.4
Real Estate	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.8
Japan - 10.1
United Kingdom - 9.8
China - 9.7
Germany - 7.3
Canada - 7.2
France - 7.1
Taiwan - 3.7
Sweden - 3.6
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.3
SAP SE	2.1
Samsung Electronics Co Ltd	1.8
CRH PLC	1.8
Safran SA	1.5
Linde PLC	1.4
BAE Systems PLC	1.3
Alibaba Group Holding Ltd ADR	1.1
Wal-Mart de Mexico SAB de CV Series V	1.1
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915744.100    1980-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class A : FACNX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.22%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Energy	15.6
Industrials	12.5
Materials	12.2
Information Technology	11.7
Consumer Staples	8.6
Consumer Discretionary	7.5
Communication Services	2.2
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.7
United States - 3.7
Brazil - 3.0
Chile - 0.5
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.9
Constellation Software Inc/Canada	6.2
Canadian Pacific Kansas City Ltd	5.0
Alimentation Couche-Tard Inc	4.6
Franco-Nevada Corp	4.5
Toronto Dominion Bank	3.9
Shopify Inc Class A	3.8
Dollarama Inc	3.8
Canadian Natural Resources Ltd	3.7
PrairieSky Royalty Ltd	3.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915645.100    1856-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class Z : FZAJX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.78%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.2
Financials	17.9
Information Technology	17.2
Consumer Discretionary	10.0
Materials	9.5
Health Care	4.1
Communication Services	2.4
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.4
United Kingdom - 14.4
France - 12.5
Germany - 9.1
Japan - 8.8
Sweden - 8.1
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
SAP SE	6.8
Safran SA	4.6
CRH PLC	3.9
ASML Holding NV	3.5
Atlas Copco AB A Shares	3.5
Linde PLC	3.4
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.8
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915754.100    2535-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Diversified International Fund Fidelity® Diversified International Fund : FDIVX

This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International Fund	$ 33	0.64%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$11,737,421,933
Number of Holdings	138
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	27.0
Information Technology	10.7
Health Care	9.1
Materials	8.4
Consumer Discretionary	7.9
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.9
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.7
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.6
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915667.100    325-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class M : FHKTX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.43%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Consumer Discretionary	22.4
Communication Services	17.2
Financials	13.2
Health Care	4.3
Materials	3.2
Industrials	2.8
Consumer Staples	2.7
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 60.2
Taiwan - 29.1
Hong Kong - 4.1
United States - 3.2
Singapore - 1.4
Korea (South) - 1.1
South Africa - 0.5
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	21.7
Tencent Holdings Ltd	13.4
Alibaba Group Holding Ltd	6.6
PDD Holdings Inc Class A ADR	4.0
China Construction Bank Corp H Shares	3.4
AIA Group Ltd	3.2
Zijin Mining Group Co Ltd H Shares	2.6
Industrial & Commercial Bank of China Ltd H Shares	1.7
MediaTek Inc	1.6
Meituan B Shares	1.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915692.100    2067-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class A : FIASX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	1.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.4
Financials	15.8
Consumer Staples	10.8
Consumer Discretionary	10.0
Materials	8.2
Information Technology	7.6
Health Care	6.0
Real Estate	5.8
Communication Services	4.6
Energy	3.5
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.4
United States - 6.6
Canada - 4.1
Australia - 3.8
Spain - 3.6
China - 3.5
Mexico - 3.5
Italy - 3.1
Others - 36.1

TOP HOLDINGS (% of Fund's net assets)
Logista Integral SA	1.1
BayCurrent Inc	1.1
Premier Foods PLC	1.1
Ashtead Technology Holdings plc	1.1
Metlen Energy & Metals SA	1.0
Grupo Catalana Occidente SA	1.0
Century Pacific Food Inc	1.0
Richter Gedeon Nyrt	0.9
Spar Nord Bank A/S	0.9
Qualitas Controladora SAB de CV	0.9
10.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915711.100    1258-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class Z : FIQHX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.61%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	17.3
Consumer Discretionary	11.5
Health Care	10.1
Information Technology	10.1
Consumer Staples	8.1
Communication Services	7.1
Materials	3.7
Energy	3.6
Real Estate	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 23.6
Germany - 18.4
France - 14.9
United States - 10.7
Italy - 6.5
Sweden - 5.4
Netherlands - 4.1
Switzerland - 3.3
Spain - 2.5
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	4.3
Astrazeneca PLC	3.1
RELX PLC	2.6
ASML Holding NV	2.4
Shell PLC	2.3
Rheinmetall AG	2.3
Rolls-Royce Holdings PLC	2.1
UniCredit SpA	1.9
Siemens AG	1.8
Air Liquide SA	1.8
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915634.100    3266-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class Z : FIQKX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.73%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	38.8
Industrials	15.4
Materials	10.2
Energy	6.2
Health Care	5.9
Consumer Discretionary	5.1
Consumer Staples	3.8
Communication Services	3.3
Information Technology	2.7
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.3
United States - 17.1
United Kingdom - 13.7
Germany - 13.4
France - 9.8
Italy - 4.9
Switzerland - 3.7
Australia - 3.4
Spain - 3.1
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	2.9
AXA SA	2.6
Banco Santander SA	2.5
Rheinmetall AG	2.4
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.2
Sumitomo Mitsui Financial Group Inc	2.1
Roche Holding AG	2.1
BAE Systems PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915742.100    3269-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class A : FEDMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.14%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915661.100    6355-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class Z : FIQOX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.65%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.3
Consumer Discretionary	16.3
Financials	15.4
Communication Services	12.9
Health Care	8.6
Industrials	7.1
Consumer Staples	5.6
Real Estate	3.8
Energy	3.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.2
United Kingdom - 5.0
Japan - 3.8
Canada - 3.6
Sweden - 3.2
Spain - 2.0
Netherlands - 1.7
Italy - 1.7
France - 1.5
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	4.1
NVIDIA Corp	4.0
Meta Platforms Inc Class A	3.5
Microsoft Corp	3.1
Robinhood Markets Inc Class A	2.9
Apple Inc	2.6
Alphabet Inc Class A	2.6
Kyndryl Holdings Inc	2.5
Prologis Inc	2.1
DraftKings Inc Class A	2.0
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915658.100    3273-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Fund Fidelity® International Small Cap Fund : FISMX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Fund	$ 49	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.4
Financials	15.8
Consumer Staples	10.8
Consumer Discretionary	10.0
Materials	8.2
Information Technology	7.6
Health Care	6.0
Real Estate	5.8
Communication Services	4.6
Energy	3.5
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.4
United States - 6.6
Canada - 4.1
Australia - 3.8
Spain - 3.6
China - 3.5
Mexico - 3.5
Italy - 3.1
Others - 36.1

TOP HOLDINGS (% of Fund's net assets)
Logista Integral SA	1.1
BayCurrent Inc	1.1
Premier Foods PLC	1.1
Ashtead Technology Holdings plc	1.1
Metlen Energy & Metals SA	1.0
Grupo Catalana Occidente SA	1.0
Century Pacific Food Inc	1.0
Richter Gedeon Nyrt	0.9
Spar Nord Bank A/S	0.9
Qualitas Controladora SAB de CV	0.9
10.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915716.100    818-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class M : FEQMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.39%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915663.100    6357-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class M : FTISX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	1.50%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.4
Financials	15.8
Consumer Staples	10.8
Consumer Discretionary	10.0
Materials	8.2
Information Technology	7.6
Health Care	6.0
Real Estate	5.8
Communication Services	4.6
Energy	3.5
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.4
United States - 6.6
Canada - 4.1
Australia - 3.8
Spain - 3.6
China - 3.5
Mexico - 3.5
Italy - 3.1
Others - 36.1

TOP HOLDINGS (% of Fund's net assets)
Logista Integral SA	1.1
BayCurrent Inc	1.1
Premier Foods PLC	1.1
Ashtead Technology Holdings plc	1.1
Metlen Energy & Metals SA	1.0
Grupo Catalana Occidente SA	1.0
Century Pacific Food Inc	1.0
Richter Gedeon Nyrt	0.9
Spar Nord Bank A/S	0.9
Qualitas Controladora SAB de CV	0.9
10.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915713.100    1261-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class I : FHKIX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Consumer Discretionary	22.4
Communication Services	17.2
Financials	13.2
Health Care	4.3
Materials	3.2
Industrials	2.8
Consumer Staples	2.7
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 60.2
Taiwan - 29.1
Hong Kong - 4.1
United States - 3.2
Singapore - 1.4
Korea (South) - 1.1
South Africa - 0.5
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	21.7
Tencent Holdings Ltd	13.4
Alibaba Group Holding Ltd	6.6
PDD Holdings Inc Class A ADR	4.0
China Construction Bank Corp H Shares	3.4
AIA Group Ltd	3.2
Zijin Mining Group Co Ltd H Shares	2.6
Industrial & Commercial Bank of China Ltd H Shares	1.7
MediaTek Inc	1.6
Meituan B Shares	1.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915693.100    2068-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class C : FJPCX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.73%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.4
Information Technology	19.0
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.8
Materials	6.4
Health Care	5.5
Consumer Staples	2.5
Real Estate	1.1
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.7
United States - 3.1
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	6.4
Sony Group Corp	5.1
Hitachi Ltd	4.8
Fujitsu Ltd	3.0
Tokio Marine Holdings Inc	2.9
Hoya Corp	2.9
ORIX Corp	2.8
Nintendo Co Ltd	2.8
Shin-Etsu Chemical Co Ltd	2.7
FUJIFILM Holdings Corp	2.5
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915684.100    2258-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity® Emerging Markets Fund Class K : FKEMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.74%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915659.100    2084-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class I : FECMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.88%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915664.100    6358-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class Z : FIQGX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	18.6
Consumer Discretionary	16.1
Consumer Staples	10.9
Information Technology	10.3
Health Care	4.7
Real Estate	4.3
Communication Services	3.6
Energy	2.9
Utilities	2.4
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 17.8
China - 17.5
Brazil - 13.1
India - 11.9
Korea (South) - 7.6
Mexico - 5.5
Indonesia - 4.1
United States - 3.3
Poland - 2.7
Others - 16.5

TOP HOLDINGS (% of Fund's net assets)
OPAP SA	1.7
Localiza Rent a Car SA	1.6
Lion Finance Group PLC	1.5
Dino Polska SA	1.5
Max Healthcare Institute Ltd	1.4
Qualitas Controladora SAB de CV	1.4
Eicher Motors Ltd	1.3
Equatorial Energia SA	1.3
Shriram Finance Ltd	1.3
Banco de Chile ADR	1.3
14.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915779.100    3265-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class A : FWAFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	1.03%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.3
Consumer Discretionary	16.3
Financials	15.4
Communication Services	12.9
Health Care	8.6
Industrials	7.1
Consumer Staples	5.6
Real Estate	3.8
Energy	3.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.2
United Kingdom - 5.0
Japan - 3.8
Canada - 3.6
Sweden - 3.2
Spain - 2.0
Netherlands - 1.7
Italy - 1.7
France - 1.5
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	4.1
NVIDIA Corp	4.0
Meta Platforms Inc Class A	3.5
Microsoft Corp	3.1
Robinhood Markets Inc Class A	2.9
Apple Inc	2.6
Alphabet Inc Class A	2.6
Kyndryl Holdings Inc	2.5
Prologis Inc	2.1
DraftKings Inc Class A	2.0
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915653.100    2143-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class M : FEDTX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.52%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	18.6
Consumer Discretionary	16.1
Consumer Staples	10.9
Information Technology	10.3
Health Care	4.7
Real Estate	4.3
Communication Services	3.6
Energy	2.9
Utilities	2.4
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 17.8
China - 17.5
Brazil - 13.1
India - 11.9
Korea (South) - 7.6
Mexico - 5.5
Indonesia - 4.1
United States - 3.3
Poland - 2.7
Others - 16.5

TOP HOLDINGS (% of Fund's net assets)
OPAP SA	1.7
Localiza Rent a Car SA	1.6
Lion Finance Group PLC	1.5
Dino Polska SA	1.5
Max Healthcare Institute Ltd	1.4
Qualitas Controladora SAB de CV	1.4
Eicher Motors Ltd	1.3
Equatorial Energia SA	1.3
Shriram Finance Ltd	1.3
Banco de Chile ADR	1.3
14.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915777.100    2377-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class I : FGEJX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.93%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.1
Industrials	15.2
Financials	14.2
Health Care	11.3
Consumer Discretionary	9.7
Consumer Staples	9.3
Communication Services	7.5
Energy	4.7
Utilities	4.1
Materials	3.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.7
United Kingdom - 7.6
Germany - 7.1
Japan - 6.0
Canada - 4.9
France - 3.4
Taiwan - 2.3
Netherlands - 1.6
Ireland - 1.5
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Rheinmetall AG	5.2
Apple Inc	4.6
Microsoft Corp	4.2
Taiwan Semiconductor Manufacturing Co Ltd	2.3
JPMorgan Chase & Co	1.8
AbbVie Inc	1.6
NXP Semiconductors NV	1.6
T-Mobile US Inc	1.5
Eli Lilly & Co	1.4
Linde PLC	1.4
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918445.100    7769-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Opportunities Fund Fidelity® International Small Cap Opportunities Fund : FSCOX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Opportunities Fund	$ 49	0.94%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Information Technology	21.0
Consumer Discretionary	11.2
Communication Services	7.8
Financials	6.0
Materials	4.5
Health Care	3.7
Consumer Staples	3.2
Real Estate	2.8
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.5
International Equity Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.5
United Kingdom - 15.1
Sweden - 14.1
United States - 10.9
Germany - 5.5
Netherlands - 4.7
Canada - 4.0
Belgium - 2.6
France - 2.5
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	5.2
iShares MSCI EAFE Small-Cap ETF	4.9
AddTech AB B Shares	4.7
Azbil Corp	3.5
CTS Eventim AG & Co KGaA	2.7
Games Workshop Group PLC	2.2
KBC Ancora	2.1
Interpump Group SpA	2.1
Spectris PLC	2.1
Howden Joinery Group PLC	2.0
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915735.100    1504-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® China Region Fund Fidelity® China Region Fund : FHKCX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® China Region Fund	$ 45	0.91%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Consumer Discretionary	22.4
Communication Services	17.2
Financials	13.2
Health Care	4.3
Materials	3.2
Industrials	2.8
Consumer Staples	2.7
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 60.2
Taiwan - 29.1
Hong Kong - 4.1
United States - 3.2
Singapore - 1.4
Korea (South) - 1.1
South Africa - 0.5
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	21.7
Tencent Holdings Ltd	13.4
Alibaba Group Holding Ltd	6.6
PDD Holdings Inc Class A ADR	4.0
China Construction Bank Corp H Shares	3.4
AIA Group Ltd	3.2
Zijin Mining Group Co Ltd H Shares	2.6
Industrial & Commercial Bank of China Ltd H Shares	1.7
MediaTek Inc	1.6
Meituan B Shares	1.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915695.100    352-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class I : FIADX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.66%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915639.100    1402-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class M : FTADX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.16%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915638.100    1401-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class Z : FIQJX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.86%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Information Technology	21.0
Consumer Discretionary	11.2
Communication Services	7.8
Financials	6.0
Materials	4.5
Health Care	3.7
Consumer Staples	3.2
Real Estate	2.8
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.5
International Equity Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.5
United Kingdom - 15.1
Sweden - 14.1
United States - 10.9
Germany - 5.5
Netherlands - 4.7
Canada - 4.0
Belgium - 2.6
France - 2.5
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	5.2
iShares MSCI EAFE Small-Cap ETF	4.9
AddTech AB B Shares	4.7
Azbil Corp	3.5
CTS Eventim AG & Co KGaA	2.7
Games Workshop Group PLC	2.2
KBC Ancora	2.1
Interpump Group SpA	2.1
Spectris PLC	2.1
Howden Joinery Group PLC	2.0
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915736.100    3268-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class A : FIAGX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.15%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.2
Financials	17.9
Information Technology	17.2
Consumer Discretionary	10.0
Materials	9.5
Health Care	4.1
Communication Services	2.4
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.4
United Kingdom - 14.4
France - 12.5
Germany - 9.1
Japan - 8.8
Sweden - 8.1
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
SAP SE	6.8
Safran SA	4.6
CRH PLC	3.9
ASML Holding NV	3.5
Atlas Copco AB A Shares	3.5
Linde PLC	3.4
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.8
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915750.100    1985-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Diversified International Fund Fidelity® Diversified International Fund Class K : FDIKX

This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.56%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$11,737,421,933
Number of Holdings	138
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	27.0
Information Technology	10.7
Health Care	9.1
Materials	8.4
Consumer Discretionary	7.9
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.9
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.7
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.6
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915666.100    2082-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Fund Fidelity® International Value Fund : FIVLX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Fund	$ 43	0.81%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	38.8
Industrials	15.4
Materials	10.2
Energy	6.2
Health Care	5.9
Consumer Discretionary	5.1
Consumer Staples	3.8
Communication Services	3.3
Information Technology	2.7
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.3
United States - 17.1
United Kingdom - 13.7
Germany - 13.4
France - 9.8
Italy - 4.9
Switzerland - 3.7
Australia - 3.4
Spain - 3.1
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	2.9
AXA SA	2.6
Banco Santander SA	2.5
Rheinmetall AG	2.4
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.2
Sumitomo Mitsui Financial Group Inc	2.1
Roche Holding AG	2.1
BAE Systems PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915737.100    1597-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class C : FCCNX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.97%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Energy	15.6
Industrials	12.5
Materials	12.2
Information Technology	11.7
Consumer Staples	8.6
Consumer Discretionary	7.5
Communication Services	2.2
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.7
United States - 3.7
Brazil - 3.0
Chile - 0.5
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.9
Constellation Software Inc/Canada	6.2
Canadian Pacific Kansas City Ltd	5.0
Alimentation Couche-Tard Inc	4.6
Franco-Nevada Corp	4.5
Toronto Dominion Bank	3.9
Shopify Inc Class A	3.8
Dollarama Inc	3.8
Canadian Natural Resources Ltd	3.7
PrairieSky Royalty Ltd	3.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915646.100    1858-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Overseas Fund Fidelity® Overseas Fund : FOSFX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Overseas Fund	$ 33	0.63%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,788,264,008
Number of Holdings	85
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.2
Industrials	26.6
Information Technology	12.7
Health Care	8.0
Materials	6.7
Communication Services	6.6
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.5
United Kingdom - 16.9
Japan - 13.7
Germany - 12.3
France - 11.3
Netherlands - 6.1
Italy - 3.8
Spain - 3.2
Denmark - 2.8
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.4
Allianz SE	2.3
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.2
Deutsche Boerse AG	2.0
Wolters Kluwer NV	2.0
3i Group PLC	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915607.100    94-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class M : FJPTX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.23%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.4
Information Technology	19.0
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.8
Materials	6.4
Health Care	5.5
Consumer Staples	2.5
Real Estate	1.1
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.7
United States - 3.1
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	6.4
Sony Group Corp	5.1
Hitachi Ltd	4.8
Fujitsu Ltd	3.0
Tokio Marine Holdings Inc	2.9
Hoya Corp	2.9
ORIX Corp	2.8
Nintendo Co Ltd	2.8
Shin-Etsu Chemical Co Ltd	2.7
FUJIFILM Holdings Corp	2.5
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915685.100    2259-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class I : FIXIX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	1.00%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.4
Financials	15.8
Consumer Staples	10.8
Consumer Discretionary	10.0
Materials	8.2
Information Technology	7.6
Health Care	6.0
Real Estate	5.8
Communication Services	4.6
Energy	3.5
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.4
United States - 6.6
Canada - 4.1
Australia - 3.8
Spain - 3.6
China - 3.5
Mexico - 3.5
Italy - 3.1
Others - 36.1

TOP HOLDINGS (% of Fund's net assets)
Logista Integral SA	1.1
BayCurrent Inc	1.1
Premier Foods PLC	1.1
Ashtead Technology Holdings plc	1.1
Metlen Energy & Metals SA	1.0
Grupo Catalana Occidente SA	1.0
Century Pacific Food Inc	1.0
Richter Gedeon Nyrt	0.9
Spar Nord Bank A/S	0.9
Qualitas Controladora SAB de CV	0.9
10.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915714.100    1262-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class M : FITGX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.40%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.2
Financials	17.9
Information Technology	17.2
Consumer Discretionary	10.0
Materials	9.5
Health Care	4.1
Communication Services	2.4
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.4
United Kingdom - 14.4
France - 12.5
Germany - 9.1
Japan - 8.8
Sweden - 8.1
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
SAP SE	6.8
Safran SA	4.6
CRH PLC	3.9
ASML Holding NV	3.5
Atlas Copco AB A Shares	3.5
Linde PLC	3.4
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.8
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915752.100    1988-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Capital Appreciation Fund Fidelity® International Capital Appreciation Fund : FIVFX

This semi-annual shareholder report contains information about Fidelity® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund	$ 44	0.87%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,800,821,658
Number of Holdings	63
Portfolio Turnover	96%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.1
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	8.0
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
India - 7.0
Canada - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	2.9
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915669.100    335-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class Z : FZEMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.73%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Financials	19.7
Consumer Discretionary	15.0
Communication Services	12.7
Industrials	8.9
Energy	6.0
Health Care	4.4
Consumer Staples	4.3
Utilities	1.8
Real Estate	0.6
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Bonds - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.4
India - 19.5
Taiwan - 15.7
Korea (South) - 6.0
Brazil - 5.9
United States - 4.8
Mexico - 3.0
France - 2.9
Indonesia - 2.9
Others - 13.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.2
Tencent Holdings Ltd	8.7
NVIDIA Corp	3.4
Alibaba Group Holding Ltd ADR	3.2
HDFC Bank Ltd	3.1
Bank Central Asia Tbk PT	2.9
PDD Holdings Inc Class A ADR	2.6
Samsung Electronics Co Ltd	2.5
Reliance Industries Ltd	2.1
SK Hynix Inc	2.1
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915665.100    6359-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class I : FIIIX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.2
Financials	17.9
Information Technology	17.2
Consumer Discretionary	10.0
Materials	9.5
Health Care	4.1
Communication Services	2.4
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.4
United Kingdom - 14.4
France - 12.5
Germany - 9.1
Japan - 8.8
Sweden - 8.1
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
SAP SE	6.8
Safran SA	4.6
CRH PLC	3.9
ASML Holding NV	3.5
Atlas Copco AB A Shares	3.5
Linde PLC	3.4
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.8
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915753.100    1989-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Discovery Fund Fidelity® Emerging Markets Discovery Fund : FEDDX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Discovery Fund	$ 49	0.98%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	18.6
Consumer Discretionary	16.1
Consumer Staples	10.9
Information Technology	10.3
Health Care	4.7
Real Estate	4.3
Communication Services	3.6
Energy	2.9
Utilities	2.4
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 17.8
China - 17.5
Brazil - 13.1
India - 11.9
Korea (South) - 7.6
Mexico - 5.5
Indonesia - 4.1
United States - 3.3
Poland - 2.7
Others - 16.5

TOP HOLDINGS (% of Fund's net assets)
OPAP SA	1.7
Localiza Rent a Car SA	1.6
Lion Finance Group PLC	1.5
Dino Polska SA	1.5
Max Healthcare Institute Ltd	1.4
Qualitas Controladora SAB de CV	1.4
Eicher Motors Ltd	1.3
Equatorial Energia SA	1.3
Shriram Finance Ltd	1.3
Banco de Chile ADR	1.3
14.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915774.100    2374-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class A : FHKAX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Consumer Discretionary	22.4
Communication Services	17.2
Financials	13.2
Health Care	4.3
Materials	3.2
Industrials	2.8
Consumer Staples	2.7
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 60.2
Taiwan - 29.1
Hong Kong - 4.1
United States - 3.2
Singapore - 1.4
Korea (South) - 1.1
South Africa - 0.5
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	21.7
Tencent Holdings Ltd	13.4
Alibaba Group Holding Ltd	6.6
PDD Holdings Inc Class A ADR	4.0
China Construction Bank Corp H Shares	3.4
AIA Group Ltd	3.2
Zijin Mining Group Co Ltd H Shares	2.6
Industrial & Commercial Bank of China Ltd H Shares	1.7
MediaTek Inc	1.6
Meituan B Shares	1.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915690.100    2064-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class M : FWTFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.28%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.3
Consumer Discretionary	16.3
Financials	15.4
Communication Services	12.9
Health Care	8.6
Industrials	7.1
Consumer Staples	5.6
Real Estate	3.8
Energy	3.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.2
United Kingdom - 5.0
Japan - 3.8
Canada - 3.6
Sweden - 3.2
Spain - 2.0
Netherlands - 1.7
Italy - 1.7
France - 1.5
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	4.1
NVIDIA Corp	4.0
Meta Platforms Inc Class A	3.5
Microsoft Corp	3.1
Robinhood Markets Inc Class A	2.9
Apple Inc	2.6
Alphabet Inc Class A	2.6
Kyndryl Holdings Inc	2.5
Prologis Inc	2.1
DraftKings Inc Class A	2.0
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915655.100    2146-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class Z : FIQFX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.77%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Consumer Discretionary	22.4
Communication Services	17.2
Financials	13.2
Health Care	4.3
Materials	3.2
Industrials	2.8
Consumer Staples	2.7
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 60.2
Taiwan - 29.1
Hong Kong - 4.1
United States - 3.2
Singapore - 1.4
Korea (South) - 1.1
South Africa - 0.5
France - 0.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	21.7
Tencent Holdings Ltd	13.4
Alibaba Group Holding Ltd	6.6
PDD Holdings Inc Class A ADR	4.0
China Construction Bank Corp H Shares	3.4
AIA Group Ltd	3.2
Zijin Mining Group Co Ltd H Shares	2.6
Industrial & Commercial Bank of China Ltd H Shares	1.7
MediaTek Inc	1.6
Meituan B Shares	1.5
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915694.100    3264-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Fund Fidelity® Japan Fund : FJPNX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Fund	$ 35	0.69%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.4
Information Technology	19.0
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.8
Materials	6.4
Health Care	5.5
Consumer Staples	2.5
Real Estate	1.1
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.7
United States - 3.1
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	6.4
Sony Group Corp	5.1
Hitachi Ltd	4.8
Fujitsu Ltd	3.0
Tokio Marine Holdings Inc	2.9
Hoya Corp	2.9
ORIX Corp	2.8
Nintendo Co Ltd	2.8
Shin-Etsu Chemical Co Ltd	2.7
FUJIFILM Holdings Corp	2.5
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915688.100    350-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class Z : FIQIX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.88%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.4
Financials	15.8
Consumer Staples	10.8
Consumer Discretionary	10.0
Materials	8.2
Information Technology	7.6
Health Care	6.0
Real Estate	5.8
Communication Services	4.6
Energy	3.5
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.4
United States - 6.6
Canada - 4.1
Australia - 3.8
Spain - 3.6
China - 3.5
Mexico - 3.5
Italy - 3.1
Others - 36.1

TOP HOLDINGS (% of Fund's net assets)
Logista Integral SA	1.1
BayCurrent Inc	1.1
Premier Foods PLC	1.1
Ashtead Technology Holdings plc	1.1
Metlen Energy & Metals SA	1.0
Grupo Catalana Occidente SA	1.0
Century Pacific Food Inc	1.0
Richter Gedeon Nyrt	0.9
Spar Nord Bank A/S	0.9
Qualitas Controladora SAB de CV	0.9
10.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915715.100    3267-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery K6 Fund Fidelity® International Discovery K6 Fund : FDKFX

This semi-annual shareholder report contains information about Fidelity® International Discovery K6 Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery K6 Fund	$ 31	0.60%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$542,425,322
Number of Holdings	127
Portfolio Turnover	50%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.6
Industrials	23.5
Consumer Discretionary	12.8
Information Technology	12.6
Health Care	7.4
Communication Services	7.1
Materials	3.4
Consumer Staples	2.3
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 18.2
Japan - 16.0
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.9
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 18.4

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Zegona Communications plc	2.6
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.0
3i Group PLC	2.0
RELX PLC	1.9
25.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915810.100    3461-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Growth Fund Fidelity® International Growth Fund : FIGFX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Growth Fund	$ 43	0.86%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.2
Financials	17.9
Information Technology	17.2
Consumer Discretionary	10.0
Materials	9.5
Health Care	4.1
Communication Services	2.4
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.4
United Kingdom - 14.4
France - 12.5
Germany - 9.1
Japan - 8.8
Sweden - 8.1
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
SAP SE	6.8
Safran SA	4.6
CRH PLC	3.9
ASML Holding NV	3.5
Atlas Copco AB A Shares	3.5
Linde PLC	3.4
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.8
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915749.100    1979-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class I : FJPIX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.73%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.4
Information Technology	19.0
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.8
Materials	6.4
Health Care	5.5
Consumer Staples	2.5
Real Estate	1.1
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.7
United States - 3.1
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	6.4
Sony Group Corp	5.1
Hitachi Ltd	4.8
Fujitsu Ltd	3.0
Tokio Marine Holdings Inc	2.9
Hoya Corp	2.9
ORIX Corp	2.8
Nintendo Co Ltd	2.8
Shin-Etsu Chemical Co Ltd	2.7
FUJIFILM Holdings Corp	2.5
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915686.100    2260-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class Z : FGEKX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.80%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.1
Industrials	15.2
Financials	14.2
Health Care	11.3
Consumer Discretionary	9.7
Consumer Staples	9.3
Communication Services	7.5
Energy	4.7
Utilities	4.1
Materials	3.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.7
United Kingdom - 7.6
Germany - 7.1
Japan - 6.0
Canada - 4.9
France - 3.4
Taiwan - 2.3
Netherlands - 1.6
Ireland - 1.5
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Rheinmetall AG	5.2
Apple Inc	4.6
Microsoft Corp	4.2
Taiwan Semiconductor Manufacturing Co Ltd	2.3
JPMorgan Chase & Co	1.8
AbbVie Inc	1.6
NXP Semiconductors NV	1.6
T-Mobile US Inc	1.5
Eli Lilly & Co	1.4
Linde PLC	1.4
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918447.100    7770-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class C : FWCFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.78%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.3
Consumer Discretionary	16.3
Financials	15.4
Communication Services	12.9
Health Care	8.6
Industrials	7.1
Consumer Staples	5.6
Real Estate	3.8
Energy	3.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.2
United Kingdom - 5.0
Japan - 3.8
Canada - 3.6
Sweden - 3.2
Spain - 2.0
Netherlands - 1.7
Italy - 1.7
France - 1.5
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	4.1
NVIDIA Corp	4.0
Meta Platforms Inc Class A	3.5
Microsoft Corp	3.1
Robinhood Markets Inc Class A	2.9
Apple Inc	2.6
Alphabet Inc Class A	2.6
Kyndryl Holdings Inc	2.5
Prologis Inc	2.1
DraftKings Inc Class A	2.0
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915654.100    2145-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Capital Appreciation K6 Fund Fidelity® International Capital Appreciation K6 Fund : FAPCX

This semi-annual shareholder report contains information about Fidelity® International Capital Appreciation K6 Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation K6 Fund	$ 33	0.65%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,671,811,761
Number of Holdings	63
Portfolio Turnover	96%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	7.9
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
Canada - 7.0
India - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	3.0
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915794.100    2953-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class C : FEDGX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	2.02%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	18.6
Consumer Discretionary	16.1
Consumer Staples	10.9
Information Technology	10.3
Health Care	4.7
Real Estate	4.3
Communication Services	3.6
Energy	2.9
Utilities	2.4
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 17.8
China - 17.5
Brazil - 13.1
India - 11.9
Korea (South) - 7.6
Mexico - 5.5
Indonesia - 4.1
United States - 3.3
Poland - 2.7
Others - 16.5

TOP HOLDINGS (% of Fund's net assets)
OPAP SA	1.7
Localiza Rent a Car SA	1.6
Lion Finance Group PLC	1.5
Dino Polska SA	1.5
Max Healthcare Institute Ltd	1.4
Qualitas Controladora SAB de CV	1.4
Eicher Motors Ltd	1.3
Equatorial Energia SA	1.3
Shriram Finance Ltd	1.3
Banco de Chile ADR	1.3
14.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915776.100    2376-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Overseas Fund Fidelity® Overseas Fund Class K : FOSKX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.55%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,788,264,008
Number of Holdings	85
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.2
Industrials	26.6
Information Technology	12.7
Health Care	8.0
Materials	6.7
Communication Services	6.6
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.5
United Kingdom - 16.9
Japan - 13.7
Germany - 12.3
France - 11.3
Netherlands - 6.1
Italy - 3.8
Spain - 3.2
Denmark - 2.8
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.4
Allianz SE	2.3
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.2
Deutsche Boerse AG	2.0
Wolters Kluwer NV	2.0
3i Group PLC	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915606.100    2099-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Nordic Fund Fidelity® Nordic Fund : FNORX

This semi-annual shareholder report contains information about Fidelity® Nordic Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nordic Fund	$ 44	0.88%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$317,298,761
Number of Holdings	50
Portfolio Turnover	29%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.8
Financials	24.5
Health Care	13.7
Information Technology	9.5
Materials	5.9
Communication Services	4.8
Consumer Staples	3.5
Consumer Discretionary	2.7
Energy	2.4
Utilities	1.2
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Sweden - 44.2
Denmark - 24.6
Finland - 14.5
Norway - 11.9
United States - 4.8

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	11.2
Investor AB B Shares	5.7
Nordea Bank Abp (Sweden)	5.3
DSV A/S	4.6
Atlas Copco AB B Shares	4.5
Saab AB B Shares	4.2
Sandvik AB	3.2
Assa Abloy AB B Shares	2.9
Nokia Oyj	2.9
Lagercrantz Group AB B Shares	2.8
47.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915676.100    342-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class C : FCADX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.66%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915637.100    1399-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class C : FIGCX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.2
Financials	17.9
Information Technology	17.2
Consumer Discretionary	10.0
Materials	9.5
Health Care	4.1
Communication Services	2.4
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.4
United Kingdom - 14.4
France - 12.5
Germany - 9.1
Japan - 8.8
Sweden - 8.1
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.5

TOP HOLDINGS (% of Fund's net assets)
SAP SE	6.8
Safran SA	4.6
CRH PLC	3.9
ASML Holding NV	3.5
Atlas Copco AB A Shares	3.5
Linde PLC	3.4
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.8
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915751.100    1987-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class I : FICCX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Energy	15.6
Industrials	12.5
Materials	12.2
Information Technology	11.7
Consumer Staples	8.6
Consumer Discretionary	7.5
Communication Services	2.2
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.7
United States - 3.7
Brazil - 3.0
Chile - 0.5
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.9
Constellation Software Inc/Canada	6.2
Canadian Pacific Kansas City Ltd	5.0
Alimentation Couche-Tard Inc	4.6
Franco-Nevada Corp	4.5
Toronto Dominion Bank	3.9
Shopify Inc Class A	3.8
Dollarama Inc	3.8
Canadian Natural Resources Ltd	3.7
PrairieSky Royalty Ltd	3.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915648.100    1861-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class I : FHJMX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	17.3
Consumer Discretionary	11.5
Health Care	10.1
Information Technology	10.1
Consumer Staples	8.1
Communication Services	7.1
Materials	3.7
Energy	3.6
Real Estate	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 23.6
Germany - 18.4
France - 14.9
United States - 10.7
Italy - 6.5
Sweden - 5.4
Netherlands - 4.1
Switzerland - 3.3
Spain - 2.5
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	4.3
Astrazeneca PLC	3.1
RELX PLC	2.6
ASML Holding NV	2.4
Shell PLC	2.3
Rheinmetall AG	2.3
Rolls-Royce Holdings PLC	2.1
UniCredit SpA	1.9
Siemens AG	1.8
Air Liquide SA	1.8
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915632.100    2636-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class I : FIVQX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.85%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	38.8
Industrials	15.4
Materials	10.2
Energy	6.2
Health Care	5.9
Consumer Discretionary	5.1
Consumer Staples	3.8
Communication Services	3.3
Information Technology	2.7
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.3
United States - 17.1
United Kingdom - 13.7
Germany - 13.4
France - 9.8
Italy - 4.9
Switzerland - 3.7
Australia - 3.4
Spain - 3.1
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	2.9
AXA SA	2.6
Banco Santander SA	2.5
Rheinmetall AG	2.4
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.2
Sumitomo Mitsui Financial Group Inc	2.1
Roche Holding AG	2.1
BAE Systems PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915741.100    1616-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class A : FAIDX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.91%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915636.100    1397-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class M : FTCNX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.47%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Energy	15.6
Industrials	12.5
Materials	12.2
Information Technology	11.7
Consumer Staples	8.6
Consumer Discretionary	7.5
Communication Services	2.2
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.3
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.7
United States - 3.7
Brazil - 3.0
Chile - 0.5
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.9
Constellation Software Inc/Canada	6.2
Canadian Pacific Kansas City Ltd	5.0
Alimentation Couche-Tard Inc	4.6
Franco-Nevada Corp	4.5
Toronto Dominion Bank	3.9
Shopify Inc Class A	3.8
Dollarama Inc	3.8
Canadian Natural Resources Ltd	3.7
PrairieSky Royalty Ltd	3.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915647.100    1859-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class A : FHJUX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.00%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	17.3
Consumer Discretionary	11.5
Health Care	10.1
Information Technology	10.1
Consumer Staples	8.1
Communication Services	7.1
Materials	3.7
Energy	3.6
Real Estate	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 23.6
Germany - 18.4
France - 14.9
United States - 10.7
Italy - 6.5
Sweden - 5.4
Netherlands - 4.1
Switzerland - 3.3
Spain - 2.5
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	4.3
Astrazeneca PLC	3.1
RELX PLC	2.6
ASML Holding NV	2.4
Shell PLC	2.3
Rheinmetall AG	2.3
Rolls-Royce Holdings PLC	2.1
UniCredit SpA	1.9
Siemens AG	1.8
Air Liquide SA	1.8
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915629.100    2632-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class C : FIVOX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.85%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	38.8
Industrials	15.4
Materials	10.2
Energy	6.2
Health Care	5.9
Consumer Discretionary	5.1
Consumer Staples	3.8
Communication Services	3.3
Information Technology	2.7
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.3
United States - 17.1
United Kingdom - 13.7
Germany - 13.4
France - 9.8
Italy - 4.9
Switzerland - 3.7
Australia - 3.4
Spain - 3.1
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	2.9
AXA SA	2.6
Banco Santander SA	2.5
Rheinmetall AG	2.4
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.2
Sumitomo Mitsui Financial Group Inc	2.1
Roche Holding AG	2.1
BAE Systems PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.0
23.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915739.100    1614-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class M : FOPTX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	1.49%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.2
Information Technology	21.0
Consumer Discretionary	11.2
Communication Services	7.8
Financials	6.0
Materials	4.5
Health Care	3.7
Consumer Staples	3.2
Real Estate	2.8
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.5
International Equity Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.5
United Kingdom - 15.1
Sweden - 14.1
United States - 10.9
Germany - 5.5
Netherlands - 4.7
Canada - 4.0
Belgium - 2.6
France - 2.5
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	5.2
iShares MSCI EAFE Small-Cap ETF	4.9
AddTech AB B Shares	4.7
Azbil Corp	3.5
CTS Eventim AG & Co KGaA	2.7
Games Workshop Group PLC	2.2
KBC Ancora	2.1
Interpump Group SpA	2.1
Spectris PLC	2.1
Howden Joinery Group PLC	2.0
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915733.100    1484-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Discovery Fund Fidelity® International Discovery Fund Class K : FIDKX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 28	0.55%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	23.4
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	7.3
Communication Services	6.7
Materials	3.4
Consumer Staples	2.3
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.6
Japan - 16.1
France - 9.9
Germany - 9.6
United States - 9.0
Italy - 5.7
Netherlands - 5.7
Canada - 3.7
Sweden - 3.6
Others - 19.1

TOP HOLDINGS (% of Fund's net assets)
UniCredit SpA	3.4
Rheinmetall AG	2.9
SAP SE	2.8
Hitachi Ltd	2.8
Constellation Software Inc/Canada	2.4
AXA SA	2.3
London Stock Exchange Group PLC	2.1
3i Group PLC	2.0
RELX PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd	1.9
24.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915640.100    2093-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class I : FTEIX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	20.7
Information Technology	12.1
Materials	9.9
Consumer Discretionary	9.3
Communication Services	5.6
Health Care	4.8
Energy	3.9
Consumer Staples	3.4
Real Estate	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.8
Japan - 10.1
United Kingdom - 9.8
China - 9.7
Germany - 7.3
Canada - 7.2
France - 7.1
Taiwan - 3.7
Sweden - 3.6
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.3
SAP SE	2.1
Samsung Electronics Co Ltd	1.8
CRH PLC	1.8
Safran SA	1.5
Linde PLC	1.4
BAE Systems PLC	1.3
Alibaba Group Holding Ltd ADR	1.1
Wal-Mart de Mexico SAB de CV Series V	1.1
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915747.100    1984-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class M : FHJVX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	17.3
Consumer Discretionary	11.5
Health Care	10.1
Information Technology	10.1
Consumer Staples	8.1
Communication Services	7.1
Materials	3.7
Energy	3.6
Real Estate	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 23.6
Germany - 18.4
France - 14.9
United States - 10.7
Italy - 6.5
Sweden - 5.4
Netherlands - 4.1
Switzerland - 3.3
Spain - 2.5
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	4.3
Astrazeneca PLC	3.1
RELX PLC	2.6
ASML Holding NV	2.4
Shell PLC	2.3
Rheinmetall AG	2.3
Rolls-Royce Holdings PLC	2.1
UniCredit SpA	1.9
Siemens AG	1.8
Air Liquide SA	1.8
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915631.100    2635-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class C : FTCEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	20.7
Information Technology	12.1
Materials	9.9
Consumer Discretionary	9.3
Communication Services	5.6
Health Care	4.8
Energy	3.9
Consumer Staples	3.4
Real Estate	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.8
Japan - 10.1
United Kingdom - 9.8
China - 9.7
Germany - 7.3
Canada - 7.2
France - 7.1
Taiwan - 3.7
Sweden - 3.6
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.3
SAP SE	2.1
Samsung Electronics Co Ltd	1.8
CRH PLC	1.8
Safran SA	1.5
Linde PLC	1.4
BAE Systems PLC	1.3
Alibaba Group Holding Ltd ADR	1.1
Wal-Mart de Mexico SAB de CV Series V	1.1
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915745.100    1982-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Asia Fund Fidelity® Emerging Asia Fund : FSEAX

This semi-annual shareholder report contains information about Fidelity® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Asia Fund	$ 50	1.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$998,742,954
Number of Holdings	140
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.1
Consumer Discretionary	22.4
Communication Services	14.7
Industrials	13.0
Financials	12.1
Health Care	10.3
Energy	0.9
Consumer Staples	0.4
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 36.8
India - 28.2
Taiwan - 15.3
Singapore - 6.7
Korea (South) - 6.1
Hong Kong - 2.4
United States - 1.4
Indonesia - 0.9
South Africa - 0.6
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Sea Ltd Class A ADR	6.3
Tencent Holdings Ltd	5.8
Eternal Ltd	5.2
PDD Holdings Inc Class A ADR	4.2
MakeMyTrip Ltd	4.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.3
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2.7
HDFC Bank Ltd	2.3
WuXi XDC Cayman Inc	1.8
45.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915689.100    351-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Equity Fund Fidelity® Total International Equity Fund : FTIEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Equity Fund	$ 48	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	20.7
Information Technology	12.1
Materials	9.9
Consumer Discretionary	9.3
Communication Services	5.6
Health Care	4.8
Energy	3.9
Consumer Staples	3.4
Real Estate	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.8
Japan - 10.1
United Kingdom - 9.8
China - 9.7
Germany - 7.3
Canada - 7.2
France - 7.1
Taiwan - 3.7
Sweden - 3.6
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.3
SAP SE	2.1
Samsung Electronics Co Ltd	1.8
CRH PLC	1.8
Safran SA	1.5
Linde PLC	1.4
BAE Systems PLC	1.3
Alibaba Group Holding Ltd ADR	1.1
Wal-Mart de Mexico SAB de CV Series V	1.1
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915743.100    1978-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class M : FTTEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.45%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.2
Industrials	20.7
Information Technology	12.1
Materials	9.9
Consumer Discretionary	9.3
Communication Services	5.6
Health Care	4.8
Energy	3.9
Consumer Staples	3.4
Real Estate	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.8
Japan - 10.1
United Kingdom - 9.8
China - 9.7
Germany - 7.3
Canada - 7.2
France - 7.1
Taiwan - 3.7
Sweden - 3.6
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.3
SAP SE	2.1
Samsung Electronics Co Ltd	1.8
CRH PLC	1.8
Safran SA	1.5
Linde PLC	1.4
BAE Systems PLC	1.3
Alibaba Group Holding Ltd ADR	1.1
Wal-Mart de Mexico SAB de CV Series V	1.1
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915746.100    1983-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class A : FPJAX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.98%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.4
Information Technology	19.0
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.8
Materials	6.4
Health Care	5.5
Consumer Staples	2.5
Real Estate	1.1
Energy	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.7
United States - 3.1
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	6.4
Sony Group Corp	5.1
Hitachi Ltd	4.8
Fujitsu Ltd	3.0
Tokio Marine Holdings Inc	2.9
Hoya Corp	2.9
ORIX Corp	2.8
Nintendo Co Ltd	2.8
Shin-Etsu Chemical Co Ltd	2.7
FUJIFILM Holdings Corp	2.5
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915683.100    2256-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Europe Fund Fidelity® Europe Fund : FIEUX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Europe Fund	$ 38	0.71%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	17.3
Consumer Discretionary	11.5
Health Care	10.1
Information Technology	10.1
Consumer Staples	8.1
Communication Services	7.1
Materials	3.7
Energy	3.6
Real Estate	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 23.6
Germany - 18.4
France - 14.9
United States - 10.7
Italy - 6.5
Sweden - 5.4
Netherlands - 4.1
Switzerland - 3.3
Spain - 2.5
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	4.3
Astrazeneca PLC	3.1
RELX PLC	2.6
ASML Holding NV	2.4
Shell PLC	2.3
Rheinmetall AG	2.3
Rolls-Royce Holdings PLC	2.1
UniCredit SpA	1.9
Siemens AG	1.8
Air Liquide SA	1.8
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915633.100    301-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class A : FEDAX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.27%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	18.6
Consumer Discretionary	16.1
Consumer Staples	10.9
Information Technology	10.3
Health Care	4.7
Real Estate	4.3
Communication Services	3.6
Energy	2.9
Utilities	2.4
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 17.8
China - 17.5
Brazil - 13.1
India - 11.9
Korea (South) - 7.6
Mexico - 5.5
Indonesia - 4.1
United States - 3.3
Poland - 2.7
Others - 16.5

TOP HOLDINGS (% of Fund's net assets)
OPAP SA	1.7
Localiza Rent a Car SA	1.6
Lion Finance Group PLC	1.5
Dino Polska SA	1.5
Max Healthcare Institute Ltd	1.4
Qualitas Controladora SAB de CV	1.4
Eicher Motors Ltd	1.3
Equatorial Energia SA	1.3
Shriram Finance Ltd	1.3
Banco de Chile ADR	1.3
14.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915775.100    2375-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund
Fidelity® China Region Fund
Fidelity® Emerging Asia Fund
Fidelity® Emerging Markets Fund
Fidelity® Europe Fund
Fidelity® Japan Fund
Fidelity® Japan Smaller Companies Fund
Fidelity® Nordic Fund
Fidelity® Pacific Basin Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Canada Fund
Fidelity® China Region Fund
Fidelity® Emerging Asia Fund
Fidelity® Emerging Markets Fund
Fidelity® Europe Fund
Fidelity® Japan Fund
Fidelity® Japan Smaller Companies Fund
Fidelity® Nordic Fund
Fidelity® Pacific Basin Fund
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Canada Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
Wheaton Precious Metals Corp	343,200	28,656,428
CANADA - 92.2%
Communication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Quebecor Inc Class B	65,900	1,807,876
Quebecor Inc Multiple Voting Shares	338,000	9,306,891
TELUS Corp	498,600	7,674,664
		18,789,431
Consumer Discretionary - 7.0%
Broadline Retail - 3.8%
Dollarama Inc	284,800	35,140,345
Hotels, Restaurants & Leisure - 1.8%
Restaurant Brands International Inc	261,100	16,823,961
Specialty Retail - 1.3%
Aritzia Inc Subordinate Voting Shares (c)	90,026	3,166,517
Diversified Royalty Corp (b)	1,989,100	4,169,809
Pet Valu Holdings Ltd	247,500	5,136,353
		12,472,679
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings Inc Subordinate Voting Shares (b)(c)	134,176	1,123,162
TOTAL CONSUMER DISCRETIONARY		65,560,147

Consumer Staples - 8.6%
Beverages - 0.0%
GURU Organic Energy Corp (b)(c)	206,800	247,512
Consumer Staples Distribution & Retail - 8.2%
Alimentation Couche-Tard Inc	825,100	43,068,473
Metro Inc/CN	327,695	25,253,385
North West Co Inc/The	215,400	8,640,374
		76,962,232
Personal Care Products - 0.4%
Jamieson Wellness Inc (d)(e)	182,000	4,217,975
TOTAL CONSUMER STAPLES		81,427,719

Energy - 15.6%
Energy Equipment & Services - 0.5%
Pason Systems Inc	558,700	4,449,823
Oil, Gas & Consumable Fuels - 15.1%
Cameco Corp	282,900	12,770,105
Canadian Natural Resources Ltd	1,214,096	34,839,431
Imperial Oil Ltd (b)	225,200	15,190,300
Parkland Corp	404,630	10,193,530
PrairieSky Royalty Ltd	1,855,318	31,235,986
South Bow Corp (b)	552,600	13,648,651
Suncor Energy Inc	697,500	24,634,611
		142,512,614
TOTAL ENERGY		146,962,437

Financials - 28.2%
Banks - 14.1%
Bank of Montreal (b)	224,800	21,539,121
Royal Bank of Canada	619,600	74,369,080
Toronto Dominion Bank (b)	574,100	36,683,932
		132,592,133
Capital Markets - 5.7%
Brookfield Asset Management Ltd Class A (b)	286,101	15,265,914
Brookfield Corp Class A	366,506	19,689,130
TMX Group Ltd	479,300	19,424,410
		54,379,454
Insurance - 8.4%
Definity Financial Corp (b)	451,913	22,556,313
Intact Financial Corp	133,425	29,632,041
Sun Life Financial Inc	454,900	27,107,236
		79,295,590
TOTAL FINANCIALS		266,267,177

Health Care - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group Inc Subordinate Voting Shares (b)	186,759	7,247,647
Industrials - 9.9%
Ground Transportation - 6.7%
Canadian National Railway Co	166,150	16,090,734
Canadian Pacific Kansas City Ltd	647,962	47,062,553
		63,153,287
Professional Services - 3.2%
Thomson Reuters Corp	161,000	29,958,893
TOTAL INDUSTRIALS		93,112,180

Information Technology - 11.4%
IT Services - 3.8%
Shopify Inc Class A (c)	378,700	36,018,528
Software - 7.6%
ApplyBoard Inc (c)(f)(g)	1,677	16,250
ApplyBoard Inc (c)(f)(g)	414	4,012
Computer Modelling Group Ltd (b)	415,600	2,396,649
Constellation Software Inc/Canada	16,200	58,383,339
Constellation Software Inc/Canada warrants 3/31/2040 (c)(g)	19,300	1
Dye & Durham Ltd (b)	789,400	5,119,132
Lumine Group Inc Subordinate Voting Shares (c)(e)	163,307	5,279,699
		71,199,082
TOTAL INFORMATION TECHNOLOGY		107,217,610

Materials - 8.5%
Chemicals - 2.0%
Nutrien Ltd	325,681	18,592,119
Containers & Packaging - 1.1%
CCL Industries Inc Class A	25,900	1,360,192
CCL Industries Inc Class B	165,800	8,664,030
		10,024,222
Metals & Mining - 4.9%
Franco-Nevada Corp	248,700	42,738,660
Triple Flag Precious Metals Corp	182,800	3,793,637
		46,532,297
Paper & Forest Products - 0.5%
Stella-Jones Inc	97,323	4,772,257
TOTAL MATERIALS		79,920,895

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	209,100	1,864,093
TOTAL CANADA		868,369,336
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Lundin Mining Corp	615,600	5,036,971
UNITED STATES - 3.2%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
BRP Inc Subordinate Voting Shares (b)	137,200	4,647,643
Industrials - 2.6%
Commercial Services & Supplies - 2.6%
GFL Environmental Inc Subordinate Voting Shares	466,900	23,297,585
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (c)	150,319	947,010
Ivanhoe Electric Inc / US warrants (c)	150,319	138,733
		1,085,743
TOTAL UNITED STATES		29,030,971
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	99,117	1,330,811
TOTAL COMMON STOCKS (Cost $446,181,014)		932,424,517

Convertible Corporate Bonds - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Cineplex Inc 7.75% 3/1/2030 (d) (Cost $1,490,650)	CAD	2,190,000	1,922,167

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CANADA - 0.3%
Information Technology - 0.3%
Software - 0.3%
Valsoft Corp Series A-1.2 (f)(g)	126	1,475,928
Valsoft Corp Series A-1.3 (f)(g)	45	527,117
Valsoft Corp Series A-1.4 (f)(g)	58	679,395

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,686,002)		2,682,440

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (c)(f)(g)	2,063	20,135
ApplyBoard Inc Series A2 (c)(f)(g)	1,615	15,795
ApplyBoard Inc Series A3 (c)(f)(g)	92	901
ApplyBoard Inc Series D (c)(f)(g)	4,504	85,891
ApplyBoard Inc Series SEED (c)(f)(g)	617	5,991

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $770,130)		128,713

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	1,878,250	1,878,625
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	29,506,334	29,509,285
TOTAL MONEY MARKET FUNDS (Cost $31,387,910)			31,387,910

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $482,515,706)	968,545,747
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(25,939,186)
NET ASSETS - 100.0%	942,606,561

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,140,142 or 0.7% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,497,674 or 1.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,831,415 or 0.3% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/30/21	44,290

ApplyBoard Inc	6/04/21 - 6/30/21	85,688

ApplyBoard Inc Series A1	6/04/21	133,582

ApplyBoard Inc Series A2	6/04/21	104,573

ApplyBoard Inc Series A3	6/04/21	5,957

ApplyBoard Inc Series D	6/04/21	486,066

ApplyBoard Inc Series SEED	6/04/21	39,952

Valsoft Corp Series A-1.2	3/14/25	1,475,927

Valsoft Corp Series A-1.3	3/17/25	446,709

Valsoft Corp Series A-1.4	3/17/25	763,365

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	718,404	36,611,506	35,451,285	13,547	-	-	1,878,625	1,878,250	0.0%
Fidelity Securities Lending Cash Central Fund	7,295,105	572,945,842	550,731,662	150,502	-	-	29,509,285	29,506,334	0.1%
Total	8,013,509	609,557,348	586,182,947	164,049	-	-	31,387,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	18,789,431	18,789,431	-	-
Consumer Discretionary	70,207,790	70,207,790	-	-
Consumer Staples	81,427,719	81,427,719	-	-
Energy	146,962,437	146,962,437	-	-
Financials	266,267,177	266,267,177	-	-
Health Care	7,247,647	7,247,647	-	-
Industrials	116,409,765	116,409,765	-	-
Information Technology	107,217,610	107,197,347	-	20,263
Materials	116,030,848	115,892,115	138,733	-
Utilities	1,864,093	1,864,093	-	-

Convertible Corporate Bonds
Communication Services	1,922,167	-	1,922,167	-

Convertible Preferred Stocks
Information Technology	2,682,440	-	-	2,682,440

Non-Convertible Preferred Stocks
Information Technology	128,713	-	-	128,713

Money Market Funds	31,387,910	31,387,910	-	-
Total Investments in Securities:	968,545,747	963,653,431	2,060,900	2,831,416
Fidelity® Canada Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,834,371) - See accompanying schedule:
Unaffiliated issuers (cost $451,127,796)	$937,157,837
Fidelity Central Funds (cost $31,387,910)	31,387,910

Total Investment in Securities (cost $482,515,706)		$968,545,747
Foreign currency held at value (cost $1,532,167)		1,535,990
Receivable for investments sold		6,299,172
Receivable for fund shares sold		284,076
Dividends receivable		1,268,103
Interest receivable		10,794
Distributions receivable from Fidelity Central Funds		44,369
Prepaid expenses		272
Total assets		977,988,523
Liabilities
Payable for investments purchased	$509,576
Payable for fund shares redeemed	4,641,010
Accrued management fee	677,700
Distribution and service plan fees payable	9,106
Other payables and accrued expenses	38,860
Collateral on securities loaned	29,505,710
Total liabilities		35,381,962
Net Assets		$942,606,561
Net Assets consist of:
Paid in capital		$429,030,723
Total accumulated earnings (loss)		513,575,838
Net Assets		$942,606,561

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,002,198 ÷ 428,315 shares)(a)		$70.05
Maximum offering price per share (100/94.25 of $70.05)		$74.32
Class M :
Net Asset Value and redemption price per share ($6,631,618 ÷ 95,120 shares)(a)		$69.72
Maximum offering price per share (100/96.50 of $69.72)		$72.25
Class C :
Net Asset Value and offering price per share ($638,450 ÷ 9,204 shares)(a)		$69.37
Canada :
Net Asset Value, offering price and redemption price per share ($875,550,141 ÷ 12,443,281 shares)		$70.36
Class I :
Net Asset Value, offering price and redemption price per share ($23,954,611 ÷ 341,042 shares)		$70.24
Class Z :
Net Asset Value, offering price and redemption price per share ($5,829,543 ÷ 83,335 shares)		$69.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$10,375,169
Interest		64,747
Income from Fidelity Central Funds (including $150,502 from security lending)		164,049
Income before foreign taxes withheld		$10,603,965
Less foreign taxes withheld		(1,629,578)
Total income		8,974,387
Expenses
Management fee
Basic fee	$3,843,944
Performance adjustment	392,290
Distribution and service plan fees	57,696
Custodian fees and expenses	8,180
Independent trustees' fees and expenses	2,048
Registration fees	67,049
Audit fees	31,811
Legal	1,381
Miscellaneous	3,550
Total expenses		4,407,949
Net Investment income (loss)		4,566,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,058,258
Foreign currency transactions	(63,487)
Total net realized gain (loss)		30,994,771
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,847,057
Assets and liabilities in foreign currencies	26,681
Total change in net unrealized appreciation (depreciation)		19,873,738
Net gain (loss)		50,868,509
Net increase (decrease) in net assets resulting from operations		$55,434,947
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,566,438	$9,029,103
Net realized gain (loss)	30,994,771	56,897,626
Change in net unrealized appreciation (depreciation)	19,873,738	144,534,605
Net increase (decrease) in net assets resulting from operations	55,434,947	210,461,334
Distributions to shareholders	(64,898,988)	(30,159,569)

Share transactions - net increase (decrease)	9,593,684	(60,797,616)

Total increase (decrease) in net assets	129,643	119,504,149

Net Assets
Beginning of period	942,476,918	822,972,769
End of period	$942,606,561	$942,476,918

Financial Highlights
Fidelity Advisor® Canada Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$70.62	$57.80	$59.44	$67.23	$46.01	$51.95
Income from Investment Operations
Net investment income (loss) A,B	.24	.47	.57	.63	.55	.61
Net realized and unrealized gain (loss)	3.87	14.32	(.01)	(5.30)	21.89	(4.38)
Total from investment operations	4.11	14.79	.56	(4.67)	22.44	(3.77)
Distributions from net investment income	(.70)	(.65)	(.68)	(.61)	(.63)	(.77)
Distributions from net realized gain	(3.98)	(1.31)	(1.52)	(2.51)	(.59)	(1.40)
Total distributions	(4.68)	(1.97) C	(2.20)	(3.12)	(1.22)	(2.17)
Net asset value, end of period	$70.05	$70.62	$57.80	$59.44	$67.23	$46.01
Total Return D,E,F	6.04%	26.11%	.88%	(7.06)%	49.45%	(7.70)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.22% I	1.34%	1.36%	1.20%	1.12%	1.20%
Expenses net of fee waivers, if any	1.22 % I	1.33%	1.36%	1.20%	1.12%	1.20%
Expenses net of all reductions, if any	1.22% I	1.33%	1.35%	1.20%	1.12%	1.19%
Net investment income (loss)	.70% I	.70%	.94%	1.00%	.92%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$30,002	$31,401	$28,548	$31,707	$33,087	$23,395
Portfolio turnover rate J	12 % I	8%	9%	13%	7%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$70.23	$57.49	$59.09	$66.84	$45.74	$51.67
Income from Investment Operations
Net investment income (loss) A,B	.15	.30	.41	.45	.38	.47
Net realized and unrealized gain (loss)	3.84	14.25	- C	(5.26)	21.78	(4.36)
Total from investment operations	3.99	14.55	.41	(4.81)	22.16	(3.89)
Distributions from net investment income	(.53)	(.50)	(.49)	(.42)	(.47)	(.64)
Distributions from net realized gain	(3.98)	(1.31)	(1.52)	(2.51)	(.59)	(1.40)
Total distributions	(4.50) D	(1.81)	(2.01)	(2.94) D	(1.06)	(2.04)
Net asset value, end of period	$69.72	$70.23	$57.49	$59.09	$66.84	$45.74
Total Return E,F,G	5.90%	25.80%	.62%	(7.32)%	49.04%	(7.95)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.47% J	1.59%	1.63%	1.48%	1.40%	1.47%
Expenses net of fee waivers, if any	1.47 % J	1.58%	1.63%	1.48%	1.39%	1.47%
Expenses net of all reductions, if any	1.47% J	1.58%	1.62%	1.48%	1.39%	1.47%
Net investment income (loss)	.45% J	.45%	.68%	.72%	.64%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$6,632	$6,946	$6,255	$6,641	$7,829	$5,911
Portfolio turnover rate K	12 % J	8%	9%	13%	7%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$69.57	$56.91	$58.39	$65.76	$44.96	$50.61
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.03)	.10	.14	.08	.24
Net realized and unrealized gain (loss)	3.82	14.15	- C	(5.19)	21.46	(4.31)
Total from investment operations	3.80	14.12	.10	(5.05)	21.54	(4.07)
Distributions from net investment income	(.02)	(.15)	(.05)	-	(.15)	(.18)
Distributions from net realized gain	(3.98)	(1.31)	(1.52)	(2.32)	(.59)	(1.40)
Total distributions	(4.00)	(1.46)	(1.58) D	(2.32)	(.74)	(1.58)
Net asset value, end of period	$69.37	$69.57	$56.91	$58.39	$65.76	$44.96
Total Return E,F,G	5.64%	25.19%	.10%	(7.79)%	48.31%	(8.39)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.97% J	2.09%	2.14%	1.99%	1.90%	1.95%
Expenses net of fee waivers, if any	1.97 % J	2.09%	2.13%	1.98%	1.90%	1.95%
Expenses net of all reductions, if any	1.97% J	2.09%	2.13%	1.98%	1.90%	1.95%
Net investment income (loss)	(.05)% J	(.05)%	.16%	.22%	.14%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$638	$759	$844	$1,109	$1,683	$3,151
Portfolio turnover rate K	12 % J	8%	9%	13%	7%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Canada Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$71.03	$58.14	$59.79	$67.62	$46.26	$52.21
Income from Investment Operations
Net investment income (loss) A,B	.34	.66	.77	.83	.74	.76
Net realized and unrealized gain (loss)	3.88	14.40	(.03)	(5.33)	21.99	(4.38)
Total from investment operations	4.22	15.06	.74	(4.50)	22.73	(3.62)
Distributions from net investment income	(.91)	(.86)	(.87)	(.82)	(.78)	(.92)
Distributions from net realized gain	(3.98)	(1.31)	(1.52)	(2.51)	(.59)	(1.40)
Total distributions	(4.89)	(2.17)	(2.39)	(3.33)	(1.37)	(2.33) C
Net asset value, end of period	$70.36	$71.03	$58.14	$59.79	$67.62	$46.26
Total Return D,E	6.18%	26.49%	1.18%	(6.77)%	49.91%	(7.40)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	1.05%	1.05%	.89%	.80%	.88%
Expenses net of fee waivers, if any	.93 % H	1.04%	1.04%	.88%	.80%	.88%
Expenses net of all reductions, if any	.93% H	1.04%	1.04%	.88%	.80%	.88%
Net investment income (loss)	.99% H	.99%	1.25%	1.32%	1.24%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$875,550	$877,615	$774,062	$825,488	$821,617	$612,716
Portfolio turnover rate I	12 % H	8%	9%	13%	7%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$71.09	$58.19	$59.84	$67.70	$46.24	$52.11
Income from Investment Operations
Net investment income (loss) A,B	.33	.67	.78	.85	.78	.79
Net realized and unrealized gain (loss)	3.89	14.40	(.03)	(5.34)	22.00	(4.39)
Total from investment operations	4.22	15.07	.75	(4.49)	22.78	(3.60)
Distributions from net investment income	(1.09)	(.86)	(.88)	(.86)	(.73)	(.87)
Distributions from net realized gain	(3.98)	(1.31)	(1.52)	(2.51)	(.59)	(1.40)
Total distributions	(5.07)	(2.17)	(2.40)	(3.37)	(1.32)	(2.27)
Net asset value, end of period	$70.24	$71.09	$58.19	$59.84	$67.70	$46.24
Total Return C,D	6.18%	26.49%	1.20%	(6.74)%	50.02%	(7.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95% G	1.04%	1.03%	.86%	.74%	.81%
Expenses net of fee waivers, if any	.95 % G	1.04%	1.03%	.86%	.74%	.81%
Expenses net of all reductions, if any	.95% G	1.04%	1.03%	.86%	.74%	.81%
Net investment income (loss)	.97% G	1.00%	1.27%	1.34%	1.29%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$23,955	$19,072	$10,571	$16,165	$13,724	$8,392
Portfolio turnover rate H	12 % G	8%	9%	13%	7%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$70.84	$58.01	$59.55	$67.38	$46.11	$52.07
Income from Investment Operations
Net investment income (loss) A,B	.37	.75	.85	.92	.82	.84
Net realized and unrealized gain (loss)	3.86	14.33	(.03)	(5.33)	21.91	(4.37)
Total from investment operations	4.23	15.08	.82	(4.41)	22.73	(3.53)
Distributions from net investment income	(1.15)	(.94)	(.84)	(.91)	(.87)	(1.03)
Distributions from net realized gain	(3.98)	(1.31)	(1.52)	(2.51)	(.59)	(1.40)
Total distributions	(5.12) C	(2.25)	(2.36)	(3.42)	(1.46)	(2.43)
Net asset value, end of period	$69.95	$70.84	$58.01	$59.55	$67.38	$46.11
Total Return D,E	6.23%	26.62%	1.33%	(6.66)%	50.13%	(7.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84% H	.93%	.92%	.75%	.66%	.72%
Expenses net of fee waivers, if any	.84 % H	.92%	.91%	.75%	.66%	.72%
Expenses net of all reductions, if any	.84% H	.92%	.91%	.75%	.66%	.72%
Net investment income (loss)	1.08% H	1.11%	1.38%	1.45%	1.38%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$5,830	$6,683	$2,692	$5,843	$22,010	$15,221
Portfolio turnover rate I	12 % H	8%	9%	13%	7%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$495,223,193
Gross unrealized depreciation	(15,260,993)
Net unrealized appreciation (depreciation)	$479,962,200
Tax cost	$488,583,547

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	56,732,527	108,227,638
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
Canada	.86
Class I	.84
Class Z	.73

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Canada	.82
Class I	.84
Class Z	.73

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Canada Fund	S&P/TSX Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Canada. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .08%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	37,633	567
Class M	.25%	.25%	16,664	202
Class C	.75%	.25%	3,399	212
			57,696	981

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	654
Class M	93
Class CA	29
776

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Canada Fund	6,215,421	3,931,107	950,889
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Canada Fund	721
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Canada Fund	16,341	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Canada Fund
Distributions to shareholders
Class A	$2,052,100	$956,471
Class M	441,669	195,471
Class C	42,554	21,926
Canada	59,857,564	28,479,448
Class I	1,835,114	395,367
Class Z	669,987	110,886
Total	$64,898,988	$30,159,569
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Canada Fund
Class A
Shares sold	7,846	13,073	$531,999	$863,814
Reinvestment of distributions	28,921	15,002	1,959,103	916,003
Shares redeemed	(53,067)	(77,356)	(3,566,636)	(5,101,231)
Net increase (decrease)	(16,300)	(49,281)	$(1,075,534)	$(3,321,414)
Class M
Shares sold	605	1,815	$40,889	$118,342
Reinvestment of distributions	6,508	3,195	439,149	194,459
Shares redeemed	(10,901)	(14,909)	(729,471)	(987,428)
Net increase (decrease)	(3,788)	(9,899)	$(249,433)	$(674,627)
Class C
Shares sold	582	1,074	$39,536	$67,883
Reinvestment of distributions	633	362	42,554	21,926
Shares redeemed	(2,921)	(5,361)	(196,555)	(354,782)
Net increase (decrease)	(1,706)	(3,925)	$(114,465)	$(264,973)
Canada
Shares sold	345,539	412,712	$23,972,268	$27,859,664
Reinvestment of distributions	822,201	435,957	55,884,979	26,706,738
Shares redeemed	(1,079,745)	(1,806,263)	(73,624,029)	(120,315,587)
Net increase (decrease)	87,995	(957,594)	$6,233,218	$(65,749,185)
Class I
Shares sold	254,869	241,609	$17,638,126	$16,397,061
Reinvestment of distributions	26,645	6,203	1,807,836	380,299
Shares redeemed	(208,742)	(161,195)	(14,180,255)	(10,741,551)
Net increase (decrease)	72,772	86,617	$5,265,707	$6,035,809
Class Z
Shares sold	72,348	88,695	$5,053,599	$5,943,877
Reinvestment of distributions	9,164	1,551	619,049	94,654
Shares redeemed	(92,519)	(42,317)	(6,138,457)	(2,861,757)
Net increase (decrease)	(11,007)	47,929	$(465,809)	$3,176,774
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® China Region Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
CHINA - 59.3%
Communication Services - 14.5%
Entertainment - 1.1%
NetEase Cloud Music Inc (a)(b)(c)	202,700	4,717,540
Netease Inc	364,700	7,839,719
		12,557,259
Interactive Media & Services - 13.4%
Tencent Holdings Ltd	2,387,700	146,248,904
TOTAL COMMUNICATION SERVICES		158,806,163

Consumer Discretionary - 21.5%
Automobile Components - 1.0%
Fuyao Glass Industry Group Co Ltd H Shares (a)(c)	642,000	4,540,422
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (b)	1,385,670	6,431,872
		10,972,294
Automobiles - 1.9%
BYD Co Ltd A Shares (China)	51,800	2,518,068
BYD Co Ltd H Shares	295,000	14,011,392
Li Auto Inc A Shares (b)	191,600	2,334,584
ZEEKR Intelligent Technology Holding Ltd ADR (b)(d)	104,200	2,240,300
		21,104,344
Broadline Retail - 11.9%
Alibaba Group Holding Ltd	4,812,900	71,856,747
JD.com Inc A Shares	912,000	14,848,662
PDD Holdings Inc Class A ADR (b)	410,405	43,326,456
		130,031,865
Diversified Consumer Services - 2.3%
New Oriental Education & Technology Group Inc	1,650,900	8,088,074
New Oriental Education & Technology Group Inc ADR	118,946	5,810,512
TAL Education Group Class A ADR (b)	1,283,968	11,234,720
		25,133,306
Hotels, Restaurants & Leisure - 2.9%
Meituan B Shares (a)(b)(c)	1,019,958	16,887,891
Trip.com Group Ltd ADR	255,336	15,062,271
		31,950,162
Household Durables - 0.9%
Midea Group Co Ltd A Shares (China)	825,100	8,355,522
Midea Group Co Ltd H Shares	130,700	1,239,490
		9,595,012
Textiles, Apparel & Luxury Goods - 0.6%
Shenzhou International Group Holdings Ltd	1,062,400	7,369,787
TOTAL CONSUMER DISCRETIONARY		236,156,770

Consumer Staples - 1.9%
Beverages - 1.9%
Kweichow Moutai Co Ltd A Shares (China)	72,445	15,416,295
Luzhou Laojiao Co Ltd A Shares (China)	324,600	5,524,827
		20,941,122
Financials - 8.4%
Banks - 5.1%
China Construction Bank Corp H Shares	45,492,610	37,423,649
Industrial & Commercial Bank of China Ltd H Shares	26,937,000	18,477,595
		55,901,244
Financial Services - 0.9%
Far East Horizon Ltd	13,368,500	10,359,571
Insurance - 2.4%
China Pacific Insurance Group Co Ltd H Shares	2,811,400	7,648,736
PICC Property & Casualty Co Ltd H Shares	6,492,000	11,970,139
Ping An Insurance Group Co of China Ltd H Shares	1,029,500	6,161,595
		25,780,470
TOTAL FINANCIALS		92,041,285

Health Care - 3.4%
Biotechnology - 2.5%
Abbisko Cayman Ltd (b)	6,083,000	6,015,861
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	911,900	2,393,209
Innovent Biologics Inc (a)(b)(c)	805,000	5,579,033
Zai Lab Ltd (b)	2,651,400	8,445,775
Zai Lab Ltd ADR (b)	166,200	5,266,878
		27,700,756
Health Care Equipment & Supplies - 0.8%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	275,410	8,319,680
Pharmaceuticals - 0.1%
Consun Pharmaceutical Group Ltd	1,222,000	1,459,038
TOTAL HEALTH CARE		37,479,474

Industrials - 2.6%
Electrical Equipment - 1.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	336,800	10,756,052
Sieyuan Electric Co Ltd A Shares (China)	297,600	2,948,564
		13,704,616
Machinery - 1.1%
Shenzhen Inovance Technology Co Ltd A Shares (China)	557,013	5,476,387
Weichai Power Co Ltd H Shares	3,204,000	6,279,437
		11,755,824
Marine Transportation - 0.3%
SITC International Holdings Co Ltd	1,055,000	2,917,859
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	1	0
TOTAL INDUSTRIALS		28,378,299

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	761,000	3,235,434
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	557,591	14,456,568
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	184,200	4,684,527
NAURA Technology Group Co Ltd A Shares (China)	108,300	6,726,921
		25,868,016
TOTAL INFORMATION TECHNOLOGY		29,103,450

Materials - 3.2%
Chemicals - 0.4%
Shandong Sinocera Functional Material Co Ltd A Shares (China)	2,024,700	4,680,079
Containers & Packaging - 0.2%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	868,971	2,476,822
Metals & Mining - 2.6%
Zijin Mining Group Co Ltd H Shares	12,538,000	27,450,518
TOTAL MATERIALS		34,607,419

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
China Resources Mixc Lifestyle Services Ltd (a)(c)	1,596,600	7,678,733
KE Holdings Inc ADR	250,470	5,084,540
		12,763,273
TOTAL CHINA		650,277,255
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	7,000	3,877,505
HONG KONG - 4.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
HKT Trust & HKT Ltd unit	4,072,000	5,796,441
Financials - 3.6%
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd	113,800	4,971,888
Insurance - 3.2%
AIA Group Ltd	4,613,200	34,566,321
TOTAL FINANCIALS		39,538,209

TOTAL HONG KONG		45,334,650
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (b)	117,700	15,777,685
SOUTH AFRICA - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	21,700	5,707,288
TAIWAN - 29.1%
Consumer Staples - 0.8%
Food Products - 0.8%
Uni-President Enterprises Corp	3,628,000	8,701,263
Financials - 1.2%
Banks - 0.9%
E.Sun Financial Holding Co Ltd	10,974,885	9,715,031
Financial Services - 0.3%
Chailease Holding Co Ltd	895,000	3,213,864
TOTAL FINANCIALS		12,928,895

Information Technology - 27.1%
Electronic Equipment, Instruments & Components - 1.2%
All Ring Tech Co Ltd	229,000	1,828,343
Chroma ATE Inc	678,000	6,185,385
Delta Electronics Inc	266,000	2,781,636
Hon Hai Precision Industry Co Ltd	491,000	2,183,182
		12,978,546
Semiconductors & Semiconductor Equipment - 25.9%
ASE Technology Holding Co Ltd	1,396,000	5,936,755
eMemory Technology Inc	204,481	16,432,237
King Yuan Electronics Co Ltd	668,000	1,812,945
MediaTek Inc	407,000	17,260,154
Taiwan Semiconductor Manufacturing Co Ltd	8,401,000	237,563,210
Topco Scientific Co Ltd	679,000	5,205,427
		284,210,728
TOTAL INFORMATION TECHNOLOGY		297,189,274

TOTAL TAIWAN		318,819,432
UNITED STATES - 1.0%
Health Care - 0.8%
Biotechnology - 0.8%
Legend Biotech Corp ADR (b)	249,539	8,721,388
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (b)(e)(f)	10,000	1,850,000
TOTAL UNITED STATES		10,571,388
TOTAL COMMON STOCKS (Cost $677,604,125)		1,050,365,203

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
CHINA - 0.9%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
ByteDance Ltd Series E1 (b)(e)(f)	38,752	8,226,662
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	238,944	1,916,331
TOTAL CHINA		10,142,993
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,639,975)		10,142,993

Non-Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
KOREA (SOUTH) - 1.1%
Information Technology - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd (Cost $13,639,835)	367,990	12,122,689

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	23,765,741	23,770,494
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	589,566	589,625
TOTAL MONEY MARKET FUNDS (Cost $24,360,119)			24,360,119

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $723,244,054)	1,096,991,004
NET OTHER ASSETS (LIABILITIES) - 0.0%	(198,677)
NET ASSETS - 100.0%	1,096,792,327

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $39,403,619 or 3.6% of net assets.

(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,403,619 or 3.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,992,993 or 1.1% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co Ltd Series C	12/01/20	3,393,757

Space Exploration Technologies Corp	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,897,075	127,604,189	139,730,770	163,209	-	-	23,770,494	23,765,741	0.0%
Fidelity Securities Lending Cash Central Fund	750,000	10,318,259	10,478,634	1,794	-	-	589,625	589,566	0.0%
Total	36,647,075	137,922,448	150,209,404	165,003	-	-	24,360,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	180,380,289	26,291,666	154,088,623	-
Consumer Discretionary	245,741,563	96,531,246	149,210,317	-
Consumer Staples	29,642,385	-	29,642,385	-
Financials	144,508,389	85,879,690	58,628,699	-
Health Care	46,200,862	27,042,198	19,158,664	-
Industrials	30,228,299	9,197,296	19,181,003	1,850,000
Information Technology	326,292,724	-	326,292,724	-
Materials	34,607,419	27,450,518	7,156,901	-
Real Estate	12,763,273	12,763,273	-	-

Convertible Preferred Stocks
Communication Services	8,226,662	-	-	8,226,662
Health Care	1,916,331	-	-	1,916,331

Non-Convertible Preferred Stocks
Information Technology	12,122,689	-	12,122,689	-

Money Market Funds	24,360,119	24,360,119	-	-
Total Investments in Securities:	1,096,991,004	309,516,006	775,482,005	11,992,993
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Common Stocks	1,169,200	-	680,800	-	-	-	-	-	1,850,000	680,800
Convertible Preferred Stocks	11,147,480	(85,184)	(489,382)	-	(429,921)	-	-	-	10,142,993	(489,382)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® China Region Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $569,750) - See accompanying schedule:
Unaffiliated issuers (cost $698,883,935)	$1,072,630,885
Fidelity Central Funds (cost $24,360,119)	24,360,119

Total Investment in Securities (cost $723,244,054)		$1,096,991,004
Foreign currency held at value (cost $2)		2
Receivable for fund shares sold		538,677
Dividends receivable		1,792,306
Distributions receivable from Fidelity Central Funds		33,779
Prepaid expenses		321
Other receivables		22,899
Total assets		1,099,378,988
Liabilities
Payable for fund shares redeemed	$1,168,779
Accrued management fee	760,902
Distribution and service plan fees payable	11,436
Other payables and accrued expenses	55,919
Collateral on securities loaned	589,625
Total liabilities		2,586,661
Net Assets		$1,096,792,327
Net Assets consist of:
Paid in capital		$988,834,580
Total accumulated earnings (loss)		107,957,747
Net Assets		$1,096,792,327

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($23,354,727 ÷ 608,133 shares)(a)		$38.40
Maximum offering price per share (100/94.25 of $38.40)		$40.74
Class M :
Net Asset Value and redemption price per share ($7,862,185 ÷ 206,554 shares)(a)		$38.06
Maximum offering price per share (100/96.50 of $38.06)		$39.44
Class C :
Net Asset Value and offering price per share ($4,225,462 ÷ 115,603 shares)(a)		$36.55
China Region :
Net Asset Value, offering price and redemption price per share ($875,285,271 ÷ 22,460,568 shares)		$38.97
Class I :
Net Asset Value, offering price and redemption price per share ($27,690,338 ÷ 716,183 shares)		$38.66
Class Z :
Net Asset Value, offering price and redemption price per share ($158,374,344 ÷ 4,098,994 shares)		$38.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$7,935,407
Income from Fidelity Central Funds (including $1,794 from security lending)		165,003
Income before foreign taxes withheld		$8,100,410
Less foreign taxes withheld		(870,262)
Total income		7,230,148
Expenses
Management fee	$4,842,855
Distribution and service plan fees	72,936
Custodian fees and expenses	103,313
Independent trustees' fees and expenses	2,507
Registration fees	84,408
Audit fees	45,428
Legal	1,401
Interest	4,032
Miscellaneous	1,871
Total expenses before reductions	5,158,751
Expense reductions	(1,185)
Total expenses after reductions		5,157,566
Net Investment income (loss)		2,072,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,995,369)
Foreign currency transactions	159,615
Total net realized gain (loss)		(13,835,754)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,167,490)
Assets and liabilities in foreign currencies	9,304
Total change in net unrealized appreciation (depreciation)		(25,158,186)
Net gain (loss)		(38,993,940)
Net increase (decrease) in net assets resulting from operations		$(36,921,358)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,072,582	$14,764,579
Net realized gain (loss)	(13,835,754)	(47,435,398)
Change in net unrealized appreciation (depreciation)	(25,158,186)	321,695,727
Net increase (decrease) in net assets resulting from operations	(36,921,358)	289,024,908
Distributions to shareholders	(15,536,300)	(17,558,581)

Share transactions - net increase (decrease)	(60,420,080)	43,245,195

Total increase (decrease) in net assets	(112,877,738)	314,711,522

Net Assets
Beginning of period	1,209,670,065	894,958,543
End of period	$1,096,792,327	$1,209,670,065

Financial Highlights
Fidelity Advisor® China Region Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.04	$30.63	$24.85	$50.32	$50.90	$35.86
Income from Investment Operations
Net investment income (loss) A,B	.02	.41	.22	.14	.06	.08
Net realized and unrealized gain (loss)	(1.19)	9.50	5.75 C	(20.99)	1.95	15.11
Total from investment operations	(1.17)	9.91	5.97	(20.85)	2.01	15.19
Distributions from net investment income	(.47)	(.50)	(.19)	-	(.44)	(.15)
Distributions from net realized gain	-	-	-	(4.62)	(2.16)	-
Total distributions	(.47)	(.50)	(.19)	(4.62)	(2.59) D	(.15)
Net asset value, end of period	$38.40	$40.04	$30.63	$24.85	$50.32	$50.90
Total Return E,F,G	(2.94) %	32.78%	23.98% C	(45.20)%	3.65%	42.52%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.18% J	1.19%	1.25%	1.23%	1.21%	1.24%
Expenses net of fee waivers, if any	1.18 % J	1.19%	1.25%	1.22%	1.21%	1.24%
Expenses net of all reductions, if any	1.18% J	1.19%	1.25%	1.22%	1.21%	1.22%
Net investment income (loss)	.09% J	1.18%	.66%	.38%	.11%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$23,355	$25,856	$21,354	$19,362	$45,301	$39,303
Portfolio turnover rate K	32 % J	30%	24%	20%	60%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 23.96%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.69	$30.34	$24.61	$50.02	$50.64	$35.66
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.32	.13	.03	(.10)	(.05)
Net realized and unrealized gain (loss)	(1.18)	9.43	5.69 C	(20.82)	1.96	15.04
Total from investment operations	(1.21)	9.75	5.82	(20.79)	1.86	14.99
Distributions from net investment income	(.42)	(.40)	(.09)	-	(.32)	(.01)
Distributions from net realized gain	-	-	-	(4.62)	(2.16)	-
Total distributions	(.42)	(.40)	(.09)	(4.62)	(2.48)	(.01)
Net asset value, end of period	$38.06	$39.69	$30.34	$24.61	$50.02	$50.64
Total Return D,E,F	(3.07) %	32.49%	23.64% C	(45.37)%	3.36%	42.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.43% I	1.44%	1.52%	1.53%	1.50%	1.56%
Expenses net of fee waivers, if any	1.43 % I	1.44%	1.52%	1.53%	1.50%	1.56%
Expenses net of all reductions, if any	1.43% I	1.44%	1.51%	1.53%	1.50%	1.53%
Net investment income (loss)	(.16)% I	.93%	.40%	.08%	(.18)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,862	$9,322	$6,610	$5,803	$12,623	$12,028
Portfolio turnover rate J	32 % I	30%	24%	20%	60%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 23.62%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.03	$29.03	$23.59	$48.34	$49.10	$34.71
Income from Investment Operations
Net investment income (loss) A,B	(.12)	.14	(.02)	(.13)	(.35)	(.22)
Net realized and unrealized gain (loss)	(1.13)	9.05	5.46 C	(20.00)	1.92	14.61
Total from investment operations	(1.25)	9.19	5.44	(20.13)	1.57	14.39
Distributions from net investment income	(.23)	(.19)	-	-	(.17)	-
Distributions from net realized gain	-	-	-	(4.62)	(2.16)	-
Total distributions	(.23)	(.19)	-	(4.62)	(2.33)	-
Net asset value, end of period	$36.55	$38.03	$29.03	$23.59	$48.34	$49.10
Total Return D,E,F	(3.30) %	31.82%	23.06% C	(45.60)%	2.89%	41.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.93% I	1.94%	1.97%	1.96%	1.96%	1.98%
Expenses net of fee waivers, if any	1.93 % I	1.94%	1.96%	1.96%	1.96%	1.98%
Expenses net of all reductions, if any	1.93% I	1.94%	1.96%	1.96%	1.96%	1.96%
Net investment income (loss)	(.66)% I	.43%	(.05)%	(.36)%	(.65)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,225	$4,628	$4,834	$5,784	$13,168	$11,308
Portfolio turnover rate J	32 % I	30%	24%	20%	60%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 23.04%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® China Region Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.64	$31.11	$25.28	$51.03	$51.53	$36.30
Income from Investment Operations
Net investment income (loss) A,B	.07	.51	.32	.25	.23	.21
Net realized and unrealized gain (loss)	(1.20)	9.64	5.85 C	(21.32)	1.97	15.28
Total from investment operations	(1.13)	10.15	6.17	(21.07)	2.20	15.49
Distributions from net investment income	(.54)	(.62)	(.34)	(.06)	(.54)	(.26)
Distributions from net realized gain	-	-	-	(4.62)	(2.16)	-
Total distributions	(.54)	(.62)	(.34)	(4.68)	(2.70)	(.26)
Net asset value, end of period	$38.97	$40.64	$31.11	$25.28	$51.03	$51.53
Total Return D,E	(2.80) %	33.15%	24.34% C	(45.04)%	3.97%	42.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.92%	.95%	.94%	.91%	.93%
Expenses net of fee waivers, if any	.91 % H	.92%	.95%	.93%	.91%	.93%
Expenses net of all reductions, if any	.91% H	.92%	.95%	.93%	.91%	.91%
Net investment income (loss)	.36% H	1.45%	.96%	.67%	.41%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$875,285	$972,318	$809,283	$736,185	$1,609,326	$1,518,404
Portfolio turnover rate I	32 % H	30%	24%	20%	60%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.32%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.34	$30.87	$25.07	$50.63	$51.16	$36.05
Income from Investment Operations
Net investment income (loss) A,B	.07	.51	.32	.25	.22	.20
Net realized and unrealized gain (loss)	(1.19)	9.56	5.82 C	(21.15)	1.96	15.17
Total from investment operations	(1.12)	10.07	6.14	(20.90)	2.18	15.37
Distributions from net investment income	(.56)	(.60)	(.34)	(.04)	(.55)	(.26)
Distributions from net realized gain	-	-	-	(4.62)	(2.16)	-
Total distributions	(.56)	(.60)	(.34)	(4.66)	(2.71)	(.26)
Net asset value, end of period	$38.66	$40.34	$30.87	$25.07	$50.63	$51.16
Total Return D,E	(2.81) %	33.15%	24.40% C	(45.05)%	3.96%	42.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.91%	.94%	.93%	.93%	.95%
Expenses net of fee waivers, if any	.90 % H	.91%	.93%	.93%	.93%	.95%
Expenses net of all reductions, if any	.90% H	.91%	.93%	.93%	.93%	.93%
Net investment income (loss)	.37% H	1.46%	.98%	.68%	.39%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$27,690	$32,635	$26,683	$20,509	$68,464	$47,688
Portfolio turnover rate I	32 % H	30%	24%	20%	60%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.38%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.34	$30.90	$25.02	$50.57	$51.07	$36.00
Income from Investment Operations
Net investment income (loss) A,B	.10	.57	.36	.30	.29	.26
Net realized and unrealized gain (loss)	(1.19)	9.55	5.80 C	(21.10)	1.95	15.14
Total from investment operations	(1.09)	10.12	6.16	(20.80)	2.24	15.40
Distributions from net investment income	(.61)	(.68)	(.28)	(.12)	(.59)	(.33)
Distributions from net realized gain	-	-	-	(4.62)	(2.16)	-
Total distributions	(.61)	(.68)	(.28)	(4.75) D	(2.74) D	(.33)
Net asset value, end of period	$38.64	$40.34	$30.90	$25.02	$50.57	$51.07
Total Return E,F	(2.72) %	33.34%	24.55% C	(44.97)%	4.09%	43.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.77%	.81%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77 % I	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions, if any	.77% I	.77%	.80%	.80%	.80%	.79%
Net investment income (loss)	.50% I	1.60%	1.11%	.81%	.52%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$158,374	$164,912	$26,195	$3,940	$71,573	$71,121
Portfolio turnover rate J	32 % I	30%	24%	20%	60%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.53%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stock	$1,850,000	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.5	Increase
Convertible Preferred Stocks	$10,142,993	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.8	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$15.40	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$416,078,247
Gross unrealized depreciation	(49,295,720)
Net unrealized appreciation (depreciation)	$366,782,527
Tax cost	$730,208,477

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(123,365,904)
Long-term	(111,145,976)
Total capital loss carryforward	$(234,511,880)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	182,826,908	242,943,372
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
China Region	.87
Class I	.86
Class Z	.73

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
China Region	.87
Class I	.86
Class Z	.73

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	30,344	685
Class M	.25%	.25%	20,752	255
Class C	.75%	.25%	21,840	2,788
			72,936	3,728

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,121
Class M	260
Class CA	39
1,420

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity China Region Fund	959

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity China Region Fund	Borrower	3,939,375	4.61%	4,032

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity China Region Fund	3,088,723	72,619	(286,537)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity China Region Fund	905
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity China Region Fund	191	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,185.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity China Region Fund
Distributions to shareholders
Class A	$286,694	$338,330
Class M	89,302	85,978
Class C	26,893	30,918
China Region	12,329,201	15,840,360
Class I	331,048	463,654
Class Z	2,473,162	799,341
Total	$15,536,300	$17,558,581
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity China Region Fund
Class A
Shares sold	107,786	178,844	$4,341,371	$6,717,569
Reinvestment of distributions	6,819	10,187	265,721	321,753
Shares redeemed	(152,190)	(240,554)	(5,937,037)	(8,335,430)
Net increase (decrease)	(37,585)	(51,523)	$(1,329,945)	$(1,296,108)
Class M
Shares sold	11,963	47,502	$481,329	$1,843,637
Reinvestment of distributions	2,209	2,728	85,437	85,562
Shares redeemed	(42,484)	(33,205)	(1,649,829)	(1,091,731)
Net increase (decrease)	(28,312)	17,025	$(1,083,063)	$837,468
Class C
Shares sold	12,709	21,261	$491,663	$735,512
Reinvestment of distributions	712	934	26,488	28,179
Shares redeemed	(19,492)	(67,001)	(738,380)	(2,134,280)
Net increase (decrease)	(6,071)	(44,806)	$(220,229)	$(1,370,589)
China Region
Shares sold	2,716,147	5,146,816	$110,880,715	$191,640,410
Reinvestment of distributions	292,451	464,822	11,554,738	14,864,692
Shares redeemed	(4,470,704)	(7,703,610)	(177,045,085)	(267,249,284)
Net increase (decrease)	(1,462,106)	(2,091,972)	$(54,609,632)	$(60,744,182)
Class I
Shares sold	328,152	577,398	$13,291,546	$22,269,323
Reinvestment of distributions	6,972	12,678	273,284	402,398
Shares redeemed	(427,896)	(645,608)	(17,321,744)	(21,463,489)
Net increase (decrease)	(92,772)	(55,532)	$(3,756,914)	$1,208,232
Class Z
Shares sold	69,850	3,540,230	$2,821,061	$115,458,729
Reinvestment of distributions	63,077	24,293	2,469,454	770,360
Shares redeemed	(121,660)	(324,534)	(4,710,812)	(11,618,715)
Net increase (decrease)	11,267	3,239,989	$579,703	$104,610,374
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity China Region Fund	14%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Emerging Asia Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
CHINA - 36.2%
Communication Services - 5.8%
Interactive Media & Services - 5.8%
Tencent Holdings Ltd	952,944	58,368,730
Consumer Discretionary - 9.7%
Automobile Components - 0.5%
Keboda Technology Co Ltd A Shares (China) (a)	278,900	2,080,272
Ningbo Tuopu Group Co Ltd A Shares (China)	425,600	3,073,863
		5,154,135
Automobiles - 3.0%
BYD Co Ltd A Shares (China)	300,700	14,617,433
BYD Co Ltd H Shares	122,148	5,801,571
ZEEKR Intelligent Technology Holding Ltd ADR (a)(b)	450,707	9,690,201
		30,109,205
Broadline Retail - 5.4%
Alibaba Group Holding Ltd	761,168	11,364,262
PDD Holdings Inc Class A ADR (a)	389,572	41,127,116
		52,491,378
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group Inc ADR	101,331	4,950,019
Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd	50,770	3,058,426
TOTAL CONSUMER DISCRETIONARY		95,763,163

Consumer Staples - 0.1%
Tobacco - 0.1%
Smoore International Holdings Ltd (b)(c)(d)	862,208	1,496,379
Financials - 1.5%
Consumer Finance - 0.4%
LexinFintech Holdings Ltd Class A ADR	495,894	3,892,768
Insurance - 1.1%
Ping An Insurance Group Co of China Ltd H Shares	1,860,959	11,137,908
TOTAL FINANCIALS		15,030,676

Health Care - 7.5%
Biotechnology - 0.3%
Innovent Biologics Inc (a)(c)(d)	417,490	2,893,404
Health Care Equipment & Supplies - 4.5%
AK Medical Holdings Ltd (c)(d)	8,070,989	5,890,169
Beijing Chunlizhengda Medical Instruments Co Ltd A Shares (China)	506,400	1,056,908
Kangji Medical Holdings Ltd (b)	1,207,166	1,167,382
Microport Cardioflow Medtech Corp (a)(b)(c)(d)	8,257,957	958,296
MicroPort NeuroScientific Corp (b)	518,268	704,336
MicroTech Medical Hangzhou Co Ltd H Shares (a)(c)(d)	1,114,877	895,570
Peijia Medical Ltd (a)(c)(d)	4,439,000	3,039,235
Shandong Weigao Orthopaedic Device Co Ltd A Shares (China)	1,670,400	6,266,453
Shanghai Aohua Photoelectricity Endoscope Co Ltd A Shares (China)	201,400	1,231,596
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	79,396	923,373
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	332,189	10,034,879
Sonoscape Medical Corp A Shares (China)	305,860	1,305,288
Tofflon Science & Technology Group Co Ltd A Shares (China)	1,626,700	2,631,621
Zylox-Tonbridge Medical Technology Co Ltd H Shares (a)(c)(d)	3,544,229	8,289,792
		44,394,898
Health Care Providers & Services - 0.2%
Guangzhou Kingmed Diagnostics Group Co Ltd A Shares (China)	251,632	1,005,591
Kindstar Globalgene Technology Inc (c)(d)	5,990,217	1,042,704
		2,048,295
Life Sciences Tools & Services - 2.4%
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	162,497	998,833
Joinn Laboratories China Co Ltd A Shares (China)	469,960	1,008,791
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	584,742	4,535,076
WuXi XDC Cayman Inc (a)	3,772,141	17,777,059
		24,319,759
Pharmaceuticals - 0.1%
Asymchem Laboratories Tianjin Co Ltd H Shares (b)(c)(d)	163,974	1,164,960
TOTAL HEALTH CARE		74,821,316

Industrials - 4.5%
Electrical Equipment - 1.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	198,400	6,336,106
Sieyuan Electric Co Ltd A Shares (China)	516,500	5,117,384
Sungrow Power Supply Co Ltd A Shares (China)	611,160	5,096,533
Warom Technology Inc Co A Shares (China)	473,400	1,337,969
		17,887,992
Machinery - 2.4%
Beijing Sinohytec Co Ltd A Shares	381,045	1,065,095
Estun Automation Co Ltd A Shares	869,200	2,389,333
Estun Automation Co Ltd A Shares (China)	972,100	2,672,194
Leader Harmonious Drive Systems Co Ltd A Shares (China)	247,600	5,032,258
Shenzhen Inovance Technology Co Ltd A Shares (China)	706,800	6,949,049
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	1,500,500	5,539,827
		23,647,756
Marine Transportation - 0.3%
SITC International Holdings Co Ltd	1,381,009	3,819,517
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (a)	18	1
TOTAL INDUSTRIALS		45,355,266

Information Technology - 7.0%
IT Services - 1.1%
GDS Holdings Ltd Class A ADR (a)(b)	187,900	4,736,959
Vnet Group Inc Class A ADR (a)	981,500	6,173,635
		10,910,594
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,034,900	26,831,677
Flat Glass Group Co Ltd A Shares (China)	1,656,600	3,424,513
Kingsemi Co Ltd A Shares (China)	375,105	4,915,800
NAURA Technology Group Co Ltd A Shares (China)	111,197	6,906,865
SG Micro Corp A Shares (China)	76,440	1,065,055
Silergy Corp	94,000	1,182,625
Skyverse Technology Co Ltd A Shares	242,400	2,614,303
		46,940,838
Software - 1.2%
Beijing Kingsoft Office Software Inc A Shares (China)	86,800	3,521,907
Empyrean Technology Co Ltd A Shares	82,800	1,357,277
Glodon Co Ltd A Shares (China)	3,300,160	6,724,679
		11,603,863
TOTAL INFORMATION TECHNOLOGY		69,455,295

Materials - 0.1%
Chemicals - 0.1%
Weihai Guangwei Composites Co Ltd A Shares (China)	332,636	1,329,637
TOTAL CHINA		361,620,462
HONG KONG - 2.4%
Communication Services - 0.1%
Entertainment - 0.1%
Huanxi Media Group Ltd (a)	19,829,015	945,992
Financials - 1.9%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	184,487	8,060,181
Insurance - 1.1%
AIA Group Ltd	1,422,471	10,658,457
TOTAL FINANCIALS		18,718,638

Industrials - 0.4%
Air Freight & Logistics - 0.4%
J&T Global Express Ltd B Shares (a)	5,431,594	4,230,082
TOTAL HONG KONG		23,894,712
INDIA - 28.2%
Consumer Discretionary - 11.4%
Automobiles - 0.5%
Hyundai Motor India Ltd	232,026	4,676,598
Broadline Retail - 0.4%
Vishal Mega Mart Ltd	2,490,112	3,503,127
Hotels, Restaurants & Leisure - 10.3%
Devyani International Ltd (a)	566,562	1,202,310
Eternal Ltd (a)	18,878,561	51,600,281
ITC Hotels Ltd	2,992,648	6,905,418
Juniper Hotels Ltd (a)	503,346	1,705,582
MakeMyTrip Ltd (a)(b)	385,960	40,456,327
Sapphire Foods India Ltd (a)	341,302	1,277,015
		103,146,933
Household Durables - 0.1%
Amber Enterprises India Ltd (a)	17,362	1,265,539
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	2,116	1,139,253
TOTAL CONSUMER DISCRETIONARY		113,731,450

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Reliance Industries Ltd	549,988	9,119,792
Financials - 7.0%
Banks - 3.2%
HDFC Bank Ltd	975,225	22,121,171
Kotak Mahindra Bank Ltd	337,247	8,802,274
		30,923,445
Capital Markets - 1.5%
360 ONE WAM Ltd	481,096	5,596,243
HDFC Asset Management Co Ltd (c)(d)	106,709	5,522,450
Nuvama Wealth Management Ltd	53,606	3,880,159
		14,998,852
Consumer Finance - 1.4%
Bajaj Finance Ltd	95,151	9,695,713
Shriram Finance Ltd	643,995	4,660,514
		14,356,227
Financial Services - 0.5%
Bajaj Housing Finance Ltd	3,455,580	4,980,940
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	363,525	3,191,735
Niva Bupa Health Insurance Co Ltd	1,069,600	1,032,096
		4,223,831
TOTAL FINANCIALS		69,483,295

Health Care - 2.7%
Health Care Providers & Services - 0.9%
Aster DM Healthcare Ltd (c)(d)	202,889	1,210,387
Dr Agarwal's Health Care Ltd	1,257,511	5,445,738
Dr Agarwal's Health Care Ltd (e)	319,008	1,381,486
Vijaya Diagnostic Centre Ltd	95,119	1,126,874
		9,164,485
Life Sciences Tools & Services - 1.8%
Divi's Laboratories Ltd	30,606	2,206,259
SAI Life Sciences Ltd (c)(d)	1,011,100	8,317,198
Syngene International Ltd (c)(d)	985,560	7,386,091
		17,909,548
TOTAL HEALTH CARE		27,074,033

Industrials - 6.2%
Aerospace & Defense - 1.5%
Bharat Electronics Ltd	500,896	1,860,568
Hindustan Aeronautics Ltd (d)	244,066	12,924,908
		14,785,476
Air Freight & Logistics - 1.7%
Delhivery Ltd (a)	4,626,203	16,696,305
Commercial Services & Supplies - 0.0%
SIS Ltd (a)	243,514	972,191
Construction & Engineering - 0.1%
Afcons Infrastructure Ltd	245,576	1,213,666
Passenger Airlines - 0.7%
InterGlobe Aviation Ltd (a)(c)(d)	109,239	6,797,598
Professional Services - 1.6%
Computer Age Management Services Ltd	299,371	13,785,824
International Gemmological Institute India Ltd	537,023	2,194,085
		15,979,909
Transportation Infrastructure - 0.6%
GMR Airports Ltd (a)	5,500,143	5,662,394
TOTAL INDUSTRIALS		62,107,539

TOTAL INDIA		281,516,109
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	11,253,098	5,983,167
Bank Rakyat Indonesia Persero Tbk PT	7,596,242	1,759,364
Bank Syariah Indonesia Tbk PT	8,643,641	1,486,639

TOTAL INDONESIA		9,229,170
JAPAN - 0.6%
Information Technology - 0.6%
Software - 0.6%
Freee KK (a)	108,971	3,075,241
Money Forward Inc (a)	110,451	3,297,771

TOTAL JAPAN		6,373,012
KOREA (SOUTH) - 5.9%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Kakao Corp	582,657	15,620,848
NAVER Corp	27,065	3,800,391
		19,421,239
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Delivery Hero SE (a)(c)(d)	255,251	7,214,042
Financials - 0.4%
Financial Services - 0.4%
Kakao Pay Corp (a)	201,401	4,475,186
Industrials - 1.7%
Aerospace & Defense - 1.2%
Hanwha Aerospace Co Ltd	9,248	5,186,759
Korea Aerospace Industries Ltd	107,618	6,286,039
		11,472,798
Machinery - 0.5%
Samsung Heavy Industries Co Ltd (a)	520,646	5,323,401
TOTAL INDUSTRIALS		16,796,199

Information Technology - 1.1%
IT Services - 0.2%
Gabia Inc	128,155	1,983,065
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	228,673	8,903,968
TOTAL INFORMATION TECHNOLOGY		10,887,033

TOTAL KOREA (SOUTH)		58,793,699
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	25,807	4,756,488
SINGAPORE - 6.7%
Communication Services - 6.3%
Entertainment - 6.3%
Sea Ltd Class A ADR (a)	465,034	62,337,808
Financials - 0.4%
Banks - 0.4%
Oversea-Chinese Banking Corp Ltd	203,058	2,512,998
United Overseas Bank Ltd	65,548	1,740,879
		4,253,877
TOTAL SINGAPORE		66,591,685
SOUTH AFRICA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	24,300	6,391,111
SWITZERLAND - 0.3%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Yunnan Botanee Bio-Technology Group Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 2/24/2027 (a)(c)	162,489	929,068
Information Technology - 0.2%
Software - 0.2%
Zwsoft Co Ltd Guangzhou Class A ELS (UBS AG London Branch Warrant Program) warrants 9/25/2025 (a)(c)	130,195	1,696,653
TOTAL SWITZERLAND		2,625,721
TAIWAN - 15.3%
Information Technology - 15.3%
Electronic Equipment, Instruments & Components - 0.8%
Chroma ATE Inc	336,000	3,065,323
E Ink Holdings Inc	519,000	3,618,280
Unimicron Technology Corp	519,000	1,528,026
		8,211,629
Semiconductors & Semiconductor Equipment - 14.5%
Global Unichip Corp	67,000	2,148,090
MediaTek Inc	271,000	11,492,633
Taiwan Semiconductor Manufacturing Co Ltd	3,458,892	97,810,438
Taiwan Semiconductor Manufacturing Co Ltd ADR	199,053	33,180,145
		144,631,306
TOTAL TAIWAN		152,842,935
UNITED STATES - 0.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(f)(g)	11,000	2,035,000
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp (a)	41,190	1,635,243
TOTAL UNITED STATES		3,670,243
VIETNAM - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Vietnam Dairy Products JSC	1,043,400	2,314,589
TOTAL COMMON STOCKS (Cost $718,523,661)		980,619,936

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
ByteDance Ltd Series E1 (a)(f)(g)	23,366	4,960,369
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(f)(g)	111,500	894,230
TOTAL CHINA		5,854,599
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (f)(g)	5,677	430,657
Meesho Series E (f)(g)	946	71,764
Meesho Series F (a)(f)(g)	878	67,939

TOTAL INDIA		570,360
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,564,017)		6,424,959

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd (Cost $2,440,699)	75,872	2,499,450

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	19,205,727	19,209,569
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	57,217,115	57,222,836
TOTAL MONEY MARKET FUNDS (Cost $76,432,405)			76,432,405

TOTAL INVESTMENT IN SECURITIES - 106.7% (Cost $801,960,782)	1,065,976,750
NET OTHER ASSETS (LIABILITIES) - (6.7)%	(67,233,796)
NET ASSETS - 100.0%	998,742,954

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,470,807 or 7.3% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $82,769,994 or 8.3% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,381,486 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,459,959 or 0.8% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,583,651

Meesho Series D2	7/15/24	317,912

Meesho Series E	7/15/24	52,976

Meesho Series F	7/15/24	49,168

Space Exploration Technologies Corp	2/16/21	461,989

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Dr Agarwal's Health Care Ltd	4/28/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,203,038	212,100,749	209,094,218	307,232	-	-	19,209,569	19,205,727	0.0%
Fidelity Securities Lending Cash Central Fund	60,896,782	150,515,231	154,189,177	608,524	-	-	57,222,836	57,217,115	0.2%
Total	77,099,820	362,615,980	363,283,395	915,756	-	-	76,432,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	141,073,769	63,283,800	77,789,969	-
Consumer Discretionary	223,099,766	102,614,774	120,484,992	-
Consumer Staples	4,740,036	1,496,379	3,243,657	-
Energy	9,119,792	-	9,119,792	-
Financials	121,190,842	3,892,768	117,298,074	-
Health Care	101,895,349	48,357,983	53,537,366	-
Industrials	130,524,086	8,049,600	120,439,486	2,035,000
Information Technology	247,646,659	56,855,482	190,791,177	-
Materials	1,329,637	-	1,329,637	-

Convertible Preferred Stocks
Communication Services	4,960,369	-	-	4,960,369
Consumer Discretionary	570,360	-	-	570,360
Health Care	894,230	-	-	894,230

Non-Convertible Preferred Stocks
Information Technology	2,499,450	-	2,499,450	-

Money Market Funds	76,432,405	76,432,405	-	-
Total Investments in Securities:	1,065,976,750	360,983,191	696,533,600	8,459,959
Fidelity® Emerging Asia Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,633,483) - See accompanying schedule:
Unaffiliated issuers (cost $725,528,377)	$989,544,345
Fidelity Central Funds (cost $76,432,405)	76,432,405

Total Investment in Securities (cost $801,960,782)		$1,065,976,750
Foreign currency held at value (cost $684)		688
Receivable for fund shares sold		436,372
Dividends receivable		300,524
Distributions receivable from Fidelity Central Funds		120,897
Prepaid expenses		283
Other receivables		493,890
Total assets		1,067,329,404
Liabilities
Payable for investments purchased	$97,210
Payable for fund shares redeemed	1,057,186
Accrued management fee	856,924
Deferred taxes	9,272,944
Other payables and accrued expenses	78,120
Collateral on securities loaned	57,224,066
Total liabilities		68,586,450
Net Assets		$998,742,954
Net Assets consist of:
Paid in capital		$986,775,981
Total accumulated earnings (loss)		11,966,973
Net Assets		$998,742,954
Net Asset Value, offering price and redemption price per share ($998,742,954 ÷ 19,954,949 shares)		$50.05
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$3,323,320
Income from Fidelity Central Funds (including $608,524 from security lending)		915,756
Income before foreign taxes withheld		$4,239,076
Less foreign taxes withheld		(497,904)
Total income		3,741,172
Expenses
Management fee
Basic fee	$4,324,815
Performance adjustment	460,545
Custodian fees and expenses	107,968
Independent trustees' fees and expenses	2,175
Registration fees	25,166
Audit fees	64,179
Legal	1,547
Interest	25,924
Miscellaneous	1,684
Total expenses		5,014,003
Net Investment income (loss)		(1,272,831)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $664,089)	34,253,949
Foreign currency transactions	(208,943)
Total net realized gain (loss)		34,045,006
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $212,873)	(26,351,110)
Assets and liabilities in foreign currencies	9,769
Total change in net unrealized appreciation (depreciation)		(26,341,341)
Net gain (loss)		7,703,665
Net increase (decrease) in net assets resulting from operations		$6,430,834
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,272,831)	$5,277,885
Net realized gain (loss)	34,045,006	28,608,974
Change in net unrealized appreciation (depreciation)	(26,341,341)	266,901,387
Net increase (decrease) in net assets resulting from operations	6,430,834	300,788,246
Distributions to shareholders	-	(375,705)
Distributions to shareholders from tax return of capital	-	(336,817)

Total Distributions	-	(712,522)
Share transactions
Proceeds from sales of shares	72,778,335	61,473,832
Reinvestment of distributions	-	649,603
Cost of shares redeemed	(106,017,864)	(204,300,986)

Net increase (decrease) in net assets resulting from share transactions	(33,239,529)	(142,177,551)
Total increase (decrease) in net assets	(26,808,695)	157,898,173

Net Assets
Beginning of period	1,025,551,649	867,653,476
End of period	$998,742,954	$1,025,551,649

Other Information
Shares
Sold	1,453,546	1,380,129
Issued in reinvestment of distributions	-	16,661
Redeemed	(2,141,456)	(4,876,776)
Net increase (decrease)	(687,910)	(3,479,986)

Financial Highlights
Fidelity® Emerging Asia Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.68	$35.97	$30.23	$64.66	$63.60	$45.03
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.24	.05	(.22)	(.31) C	(.12)
Net realized and unrealized gain (loss)	.43	13.50	5.69	(26.97)	11.00	21.49
Total from investment operations	.37	13.74	5.74	(27.19)	10.69	21.37
Distributions from net investment income	-	(.02)	-	(.09)	-	(.29) D
Distributions from net realized gain	-	-	-	(7.15)	(9.63)	(2.51) D
Distributions from tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.03)	-	(7.24)	(9.63)	(2.80)
Net asset value, end of period	$50.05	$49.68	$35.97	$30.23	$64.66	$63.60
Total Return E,F	.74%	38.22%	18.99%	(46.77)%	17.02%	50.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	.66%	.87%	1.18%	1.02%	1.13%
Expenses net of fee waivers, if any	1.01 % I	.65%	.87%	1.17%	1.02%	1.13%
Expenses net of all reductions, if any	1.01% I	.65%	.87%	1.17%	1.02%	1.10%
Net investment income (loss)	(.26)% I	.56%	.13%	(.51)%	(.45)% C	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$998,743	$1,025,552	$867,653	$823,527	$2,000,120	$1,578,782
Portfolio turnover rate J	77 % I	57%	50%	44%	85%	114%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.54)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended October 31, 2024, the Fund's distributions exceeded the aggregate amount of taxable income resulting in a return of capital for tax purposes. The was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$341,377,528
Gross unrealized depreciation	(79,247,747)
Net unrealized appreciation (depreciation)	$262,129,781
Tax cost	$803,846,969

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(112,425,090)
Long-term	(159,749,429)
Total capital loss carryforward	$(272,174,519)

The Fund elected to defer to its next fiscal year $607,447 of Ordinary Losses recognized during the period January 1, 2024 to October 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	380,771,311	416,570,131
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Emerging Asia Fund	.87

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Emerging Asia Fund	.87

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Emerging Asia Fund	MSCI All Country Asia ex Japan Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Asia Fund	3,398

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Asia Fund	Borrower	7,697,654	4.66%	25,924

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Asia Fund	35,937,762	48,274,189	22,240,619
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Emerging Asia Fund	779
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Asia Fund	65,929	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Emerging Markets Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 5.5%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	23,900	55,707,315
Financials - 2.2%
Banks - 1.5%
NU Holdings Ltd/Cayman Islands Class A (b)	7,815,270	97,143,807
Capital Markets - 0.7%
Banco BTG Pactual SA unit	7,372,900	49,510,800
TOTAL FINANCIALS		146,654,607

Industrials - 0.9%
Electrical Equipment - 0.8%
WEG SA	6,744,200	53,049,010
Ground Transportation - 0.1%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	12,927,984	11,207,753
TOTAL INDUSTRIALS		64,256,763

Information Technology - 0.8%
Software - 0.8%
TOTVS SA	8,585,700	56,913,744
Utilities - 0.8%
Electric Utilities - 0.8%
Equatorial Energia SA	8,392,500	54,435,200
TOTAL BRAZIL		377,967,629
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp	1,110,700	50,136,995
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	1,708,500	37,182,070
CHINA - 25.2%
Communication Services - 10.0%
Entertainment - 1.3%
Tencent Music Entertainment Group Class A ADR	6,699,925	89,912,994
Interactive Media & Services - 8.7%
Tencent Holdings Ltd	9,782,200	599,169,087
TOTAL COMMUNICATION SERVICES		689,082,081

Consumer Discretionary - 8.1%
Broadline Retail - 7.1%
Alibaba Group Holding Ltd ADR	1,805,500	215,630,865
JD.com Inc ADR	2,801,200	91,375,144
PDD Holdings Inc Class A ADR (b)	1,718,400	181,411,488
		488,417,497
Hotels, Restaurants & Leisure - 1.0%
Trip.com Group Ltd ADR	131,540	7,759,545
Yum China Holdings Inc	1,457,900	63,141,649
		70,901,194
TOTAL CONSUMER DISCRETIONARY		559,318,691

Consumer Staples - 1.4%
Beverages - 1.4%
Kweichow Moutai Co Ltd A Shares (China)	458,318	97,530,061
Financials - 0.7%
Banks - 0.7%
Bank of Chengdu Co Ltd A Shares (China)	19,848,244	46,375,856
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,842,325	55,653,585
Industrials - 3.9%
Electrical Equipment - 2.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,938,757	61,916,181
Sieyuan Electric Co Ltd A Shares (China)	12,570,216	124,543,317
		186,459,498
Machinery - 1.2%
Airtac International Group	2,083,000	57,097,906
Neway Valve Suzhou Co Ltd A Shares (China) (b)	6,961,050	25,677,873
		82,775,779
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	1	0
TOTAL INDUSTRIALS		269,235,277

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	4,695,308	19,962,364
TOTAL CHINA		1,737,157,915
FRANCE - 2.9%
Consumer Discretionary - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	37,019	100,271,305
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz SA	632,241	102,994,480
TOTAL FRANCE		203,265,785
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	394,300	41,066,345
GREECE - 1.0%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
OPAP SA	3,101,844	68,767,492
HUNGARY - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Richter Gedeon Nyrt	1,900,755	57,502,178
INDIA - 19.5%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	3,579,631	78,853,300
Consumer Discretionary - 1.4%
Broadline Retail - 0.2%
Lenskart Solutions Pvt Ltd (c)(d)	3,233,000	10,778,768
Hotels, Restaurants & Leisure - 1.2%
Eternal Ltd (b)	31,200,000	85,278,151
TOTAL CONSUMER DISCRETIONARY		96,056,919

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Reliance Industries Ltd	8,974,236	148,809,002
Financials - 8.8%
Banks - 4.3%
HDFC Bank Ltd	9,309,567	211,170,267
Kotak Mahindra Bank Ltd	3,168,248	82,692,467
		293,862,734
Capital Markets - 1.4%
360 ONE WAM Ltd	8,048,561	93,623,108
Consumer Finance - 1.8%
Bajaj Finance Ltd	1,216,700	123,979,496
Insurance - 1.3%
HDFC Life Insurance Co Ltd (e)(f)	5,030,100	44,164,070
SBI Life Insurance Co Ltd (e)(f)	2,324,800	48,555,133
		92,719,203
TOTAL FINANCIALS		604,184,541

Health Care - 1.5%
Health Care Providers & Services - 1.5%
Max Healthcare Institute Ltd	7,878,500	102,079,033
Industrials - 3.6%
Aerospace & Defense - 1.5%
Hindustan Aeronautics Ltd (f)	1,886,500	99,902,645
Construction & Engineering - 1.1%
Larsen & Toubro Ltd	1,905,632	75,327,584
Professional Services - 1.0%
Computer Age Management Services Ltd	1,503,300	69,225,908
TOTAL INDUSTRIALS		244,456,137

Utilities - 1.0%
Electric Utilities - 1.0%
Power Grid Corp of India Ltd	19,498,333	70,720,722
TOTAL INDIA		1,345,159,654
INDONESIA - 2.9%
Financials - 2.9%
Banks - 2.9%
Bank Central Asia Tbk PT	372,377,670	197,989,714
ITALY - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Ferrari NV (g)	95,900	44,284,702
KAZAKHSTAN - 1.3%
Financials - 1.3%
Consumer Finance - 1.3%
Kaspi.KZ JSC ADR	1,030,662	90,584,883
KOREA (SOUTH) - 6.0%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Webtoon Entertainment Inc (b)	5,303,711	47,733,399
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Samsung Biologics Co Ltd (b)(e)(f)	66,850	49,372,205
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 2.1%
SK Hynix Inc	1,192,240	148,454,527
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co Ltd	4,290,747	167,071,194
TOTAL INFORMATION TECHNOLOGY		315,525,721

TOTAL KOREA (SOUTH)		412,631,325
MEXICO - 3.0%
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
BBB Foods Inc Class A (b)	2,395,439	73,204,616
Wal-Mart de Mexico SAB de CV Series V	15,633,000	49,544,425
		122,749,041
Financials - 0.6%
Banks - 0.6%
Banco del Bajio SA (e)(f)	17,474,123	41,844,155
Real Estate - 0.6%
Industrial REITs - 0.6%
Prologis Property Mexico SA de CV	11,856,600	42,231,637
TOTAL MEXICO		206,824,833
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV	76,000	50,151,269
BE Semiconductor Industries NV	263,900	28,173,907

TOTAL NETHERLANDS		78,325,176
POLAND - 1.1%
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Dino Polska SA (b)(e)(f)	560,281	78,383,161
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(c)	25,741,060	3
SAUDI ARABIA - 1.6%
Financials - 1.6%
Banks - 1.6%
Al Rajhi Bank	4,366,220	113,376,565
SOUTH AFRICA - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Naspers Ltd Class N	456,100	119,958,254
SWEDEN - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
VEF AB (b)(h)	73,573,525	15,604,545
TAIWAN - 15.7%
Communication Services - 0.7%
Entertainment - 0.7%
International Games System Co Ltd	1,775,072	45,928,458
Industrials - 0.5%
Electrical Equipment - 0.5%
Voltronic Power Technology Corp	771,868	36,121,587
Information Technology - 14.5%
Electronic Equipment, Instruments & Components - 0.2%
Innolux Corp	46,397,000	19,830,262
Semiconductors & Semiconductor Equipment - 14.3%
ASPEED Technology Inc	274,000	25,725,466
eMemory Technology Inc	623,000	50,064,719
Taiwan Semiconductor Manufacturing Co Ltd	32,228,000	911,342,355
		987,132,540
TOTAL INFORMATION TECHNOLOGY		1,006,962,802

TOTAL TAIWAN		1,089,012,847
UNITED ARAB EMIRATES - 2.4%
Energy - 1.7%
Energy Equipment & Services - 1.0%
ADNOC Drilling Co PJSC	50,235,183	67,015,804
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Gas PLC	61,316,700	52,918,947
TOTAL ENERGY		119,934,751

Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	15,097,825	47,845,437
TOTAL UNITED ARAB EMIRATES		167,780,188
UNITED KINGDOM - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Revolut Group Holdings Ltd (c)(d)	25,555	19,264,126
UNITED STATES - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 3.4%
NVIDIA Corp	2,140,980	233,195,542
Software - 0.8%
Synopsys Inc (b)	124,300	57,054,943
TOTAL UNITED STATES		290,250,485
TOTAL COMMON STOCKS (Cost $4,892,770,085)		6,842,476,870

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Creditas Financial Solutions Ltd 5% 7/28/2027 (c)(d) (Cost $30,523,684)	30,523,684	29,867,425

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(c)(d) (Cost $9,341,528)	85,253	18,098,359

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	64,381,033	64,393,909
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	23,408,859	23,411,200
TOTAL MONEY MARKET FUNDS (Cost $87,805,109)			87,805,109

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,020,440,406)	6,978,247,763
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(51,259,029)
NET ASSETS - 100.0%	6,926,988,734

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,008,678 or 1.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,318,724 or 3.8% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $362,221,369 or 5.2% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Affiliated company
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	30,523,684

Lenskart Solutions Pvt Ltd	4/30/24	8,909,538

Revolut Group Holdings Ltd	12/27/24	22,226,349

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	198,948,750	1,526,584,482	1,661,139,323	2,292,692	-	-	64,393,909	64,381,033	0.1%
Fidelity Securities Lending Cash Central Fund	47,267,424	153,800,280	177,656,504	102,076	-	-	23,411,200	23,408,859	0.1%
Total	246,216,174	1,680,384,762	1,838,795,827	2,394,768	-	-	87,805,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
VEF AB	20,110,388	-	3,783,299	-	(3,173,681)	2,451,137	15,604,545	73,573,525
Total	20,110,388	-	3,783,299	-	(3,173,681)	2,451,137	15,604,545

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	861,597,238	137,646,393	723,950,845	-
Consumer Discretionary	1,044,364,678	948,307,759	85,278,151	10,778,768
Consumer Staples	298,662,263	201,132,202	97,530,061	-
Energy	421,875,228	273,066,226	148,809,002	-
Financials	1,323,724,432	455,910,192	848,550,111	19,264,129
Health Care	305,673,346	98,568,523	207,104,823	-
Industrials	614,069,764	64,256,763	549,813,001	-
Information Technology	1,767,940,292	425,489,405	1,342,450,887	-
Materials	37,182,070	37,182,070	-	-
Real Estate	42,231,637	42,231,637	-	-
Utilities	125,155,922	54,435,200	70,720,722	-

Convertible Corporate Bonds
Financials	29,867,425	-	-	29,867,425

Convertible Preferred Stocks
Communication Services	18,098,359	-	-	18,098,359

Money Market Funds	87,805,109	87,805,109	-	-
Total Investments in Securities:	6,978,247,763	2,826,031,479	4,074,207,603	78,008,681
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Common Stocks	9,352,376	-	(1,535,828)	22,226,349	-	-	-	-	30,042,897	(1,535,828)
Convertible Corporate Bonds	28,606,797	-	1,260,628	-	-	-	-	-	29,867,425	1,260,628
Convertible Preferred Stocks	21,242,493	-	(3,144,134)	-	-	-	-	-	18,098,359	(3,144,134)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,904,288) - See accompanying schedule:
Unaffiliated issuers (cost $4,902,217,260)	$6,874,838,109
Fidelity Central Funds (cost $87,805,109)	87,805,109
Other affiliated issuers (cost $30,418,037)	15,604,545

Total Investment in Securities (cost $5,020,440,406)		$6,978,247,763
Foreign currency held at value (cost $341,371)		341,718
Receivable for investments sold		29,481,358
Receivable for fund shares sold		5,336,315
Dividends receivable		6,120,877
Interest receivable		2,684,398
Distributions receivable from Fidelity Central Funds		339,383
Prepaid expenses		2,882
Receivable from investment adviser for expense reductions		102,408
Other receivables		2,079,582
Total assets		7,024,736,684
Liabilities
Payable for investments purchased	$3,458,040
Payable for fund shares redeemed	5,757,769
Accrued management fee	4,469,332
Distribution and service plan fees payable	11,334
Deferred taxes	60,306,739
Other payables and accrued expenses	333,536
Collateral on securities loaned	23,411,200
Total liabilities		97,747,950
Net Assets		$6,926,988,734
Net Assets consist of:
Paid in capital		$5,710,127,115
Total accumulated earnings (loss)		1,216,861,619
Net Assets		$6,926,988,734

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($34,339,636 ÷ 909,217 shares)(a)		$37.77
Maximum offering price per share (100/94.25 of $37.77)		$40.07
Class M :
Net Asset Value and redemption price per share ($4,912,700 ÷ 130,049 shares)(a)		$37.78
Maximum offering price per share (100/96.50 of $37.78)		$39.15
Class C :
Net Asset Value and offering price per share ($3,047,484 ÷ 81,198 shares)(a)		$37.53
Emerging Markets :
Net Asset Value, offering price and redemption price per share ($4,378,245,148 ÷ 115,166,490 shares)		$38.02
Class K :
Net Asset Value, offering price and redemption price per share ($1,648,603,450 ÷ 43,350,980 shares)		$38.03
Class I :
Net Asset Value, offering price and redemption price per share ($361,639,020 ÷ 9,539,326 shares)		$37.91
Class Z :
Net Asset Value, offering price and redemption price per share ($496,201,296 ÷ 12,962,111 shares)		$38.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$56,872,405
Interest		778,488
Income from Fidelity Central Funds (including $102,076 from security lending)		2,394,768
Income before foreign taxes withheld		$60,045,661
Less foreign taxes withheld		(5,669,613)
Total income		54,376,048
Expenses
Management fee	$29,978,174
Distribution and service plan fees	76,309
Custodian fees and expenses	628,644
Independent trustees' fees and expenses	18,377
Registration fees	191,061
Audit fees	84,810
Legal	11,981
Interest	52,022
Miscellaneous	59,793
Total expenses before reductions	31,101,171
Expense reductions	(26,667)
Total expenses after reductions		31,074,504
Net Investment income (loss)		23,301,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $14,551,972)	(117,670,583)
Redemptions in-kind	286,450,358
Affiliated issuers	(3,173,681)
Foreign currency transactions	80,300
Futures contracts	10,779,615
Total net realized gain (loss)		176,466,009
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10,131,066)	(501,116,111)
Affiliated issuers	2,451,137
Assets and liabilities in foreign currencies	103,265
Total change in net unrealized appreciation (depreciation)		(498,561,709)
Net gain (loss)		(322,095,700)
Net increase (decrease) in net assets resulting from operations		$(298,794,156)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,301,544	$78,134,320
Net realized gain (loss)	176,466,009	314,887,725
Change in net unrealized appreciation (depreciation)	(498,561,709)	1,558,006,188
Net increase (decrease) in net assets resulting from operations	(298,794,156)	1,951,028,233
Distributions to shareholders	(46,197,464)	(91,875,932)

Share transactions - net increase (decrease)	(1,658,837,252)	244,321,857

Total increase (decrease) in net assets	(2,003,828,872)	2,103,474,158

Net Assets
Beginning of period	8,930,817,606	6,827,343,448
End of period	$6,926,988,734	$8,930,817,606

Financial Highlights
Fidelity Advisor® Emerging Markets Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$39.62	$31.80	$27.73	$47.48	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.06	.21	.26 D	.16 E	(.04)
Net realized and unrealized gain (loss)	(1.67)	7.91	3.95	(17.27)	.69
Total from investment operations	(1.61)	8.12	4.21	(17.11)	.65
Distributions from net investment income	(.24)	(.30)	(.14)	(.48)	-
Distributions from net realized gain	-	-	-	(2.16)	-
Total distributions	(.24)	(.30)	(.14)	(2.64)	-
Net asset value, end of period	$37.77	$39.62	$31.80	$27.73	$47.48
Total Return F,G,H	(4.09) %	25.69%	15.18%	(38.00)%	1.39%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.14% K	1.14%	1.20%	1.21%	1.25% K
Expenses net of fee waivers, if any	1.14 % K	1.13%	1.20%	1.21%	1.25% K
Expenses net of all reductions, if any	1.14% K	1.13%	1.20%	1.21%	1.25% K
Net investment income (loss)	.31% K	.54%	.77% D	.45% E	(.17)% K
Supplemental Data
Net assets, end of period (000 omitted)	$34,340	$38,430	$15,288	$10,046	$6,248
Portfolio turnover rate L	35 % K,M	46% M,N	23%	34%	38% K,N

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$39.59	$31.80	$27.71	$47.42	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.01	.11	.17 D	.05 E	(.09)
Net realized and unrealized gain (loss)	(1.67)	7.92	3.96	(17.29)	.68
Total from investment operations	(1.66)	8.03	4.13	(17.24)	.59
Distributions from net investment income	(.15)	(.24)	(.04)	(.32)	-
Distributions from net realized gain	-	-	-	(2.16)	-
Total distributions	(.15)	(.24)	(.04)	(2.47) F	-
Net asset value, end of period	$37.78	$39.59	$31.80	$27.71	$47.42
Total Return G,H,I	(4.21) %	25.37%	14.90%	(38.20)%	1.26%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.39% L	1.39%	1.48%	1.51%	1.52% L
Expenses net of fee waivers, if any	1.39 % L	1.39%	1.47%	1.50%	1.51% L
Expenses net of all reductions, if any	1.39% L	1.39%	1.47%	1.50%	1.51% L
Net investment income (loss)	.05% L	.29%	.50% D	.15% E	(.39)% L
Supplemental Data
Net assets, end of period (000 omitted)	$4,913	$6,498	$3,070	$1,392	$2,234
Portfolio turnover rate M	35 % L,N	46% N,O	23%	34%	38% L,O

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.08)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$39.29	$31.54	$27.59	$47.31	$46.83
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.08)	- D,E	(.12) F	(.19)
Net realized and unrealized gain (loss)	(1.67)	7.88	3.95	(17.26)	.67
Total from investment operations	(1.75)	7.80	3.95	(17.38)	.48
Distributions from net investment income	(.01)	(.05)	-	(.18)	-
Distributions from net realized gain	-	-	-	(2.16)	-
Total distributions	(.01)	(.05)	-	(2.34)	-
Net asset value, end of period	$37.53	$39.29	$31.54	$27.59	$47.31
Total Return G,H,I	(4.45) %	24.73%	14.32%	(38.50)%	1.02%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.89% L	1.89%	1.98%	2.00%	2.01% L
Expenses net of fee waivers, if any	1.89 % L	1.88%	1.98%	2.00%	2.01% L
Expenses net of all reductions, if any	1.89% L	1.88%	1.97%	2.00%	2.01% L
Net investment income (loss)	(.44)% L	(.21)%	(.01)% E	(.34)% F	(.86)% L
Supplemental Data
Net assets, end of period (000 omitted)	$3,047	$3,573	$1,768	$1,377	$1,587
Portfolio turnover rate M	35 % L,N	46% N,O	23%	34%	38% L,O

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the contingent deferred sales charge.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Emerging Markets Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.83	$31.97	$27.87	$47.56	$40.26	$33.03
Income from Investment Operations
Net investment income (loss) A,B	.11	.30	.36 C	.28 D	.12	.15
Net realized and unrealized gain (loss)	(1.67)	7.96	3.98	(17.35)	7.81	7.68
Total from investment operations	(1.56)	8.26	4.34	(17.07)	7.93	7.83
Distributions from net investment income	(.25)	(.40)	(.24)	(.46)	(.09)	(.60)
Distributions from net realized gain	-	-	-	(2.16)	(.54)	-
Total distributions	(.25)	(.40)	(.24)	(2.62)	(.63)	(.60)
Net asset value, end of period	$38.02	$39.83	$31.97	$27.87	$47.56	$40.26
Total Return E,F	(3.95) %	26.02%	15.56%	(37.83)%	19.83%	24.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.87%	.90%	.90%	.88%	.92%
Expenses net of fee waivers, if any	.87 % I	.87%	.90%	.90%	.88%	.92%
Expenses net of all reductions, if any	.87% I	.87%	.90%	.90%	.88%	.91%
Net investment income (loss)	.58% I	.81%	1.07% C	.76% D	.26%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$4,378,245	$4,759,858	$3,985,433	$3,330,900	$5,016,159	$4,526,531
Portfolio turnover rate J	35 % I,K	46% K,L	23%	34%	38% L	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .74%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Emerging Markets Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.87	$32.00	$27.90	$47.62	$40.30	$33.07
Income from Investment Operations
Net investment income (loss) A,B	.14	.36	.40 C	.33 D	.16	.19
Net realized and unrealized gain (loss)	(1.68)	7.95	3.98	(17.35)	7.83	7.69
Total from investment operations	(1.54)	8.31	4.38	(17.02)	7.99	7.88
Distributions from net investment income	(.30)	(.44)	(.28)	(.54)	(.12)	(.65)
Distributions from net realized gain	-	-	-	(2.16)	(.54)	-
Total distributions	(.30)	(.44)	(.28)	(2.70)	(.67) E	(.65)
Net asset value, end of period	$38.03	$39.87	$32.00	$27.90	$47.62	$40.30
Total Return F,G	(3.90) %	26.20%	15.69%	(37.73)%	19.94%	24.24%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.74%	.77%	.77%	.77%	.80%
Expenses net of fee waivers, if any	.74 % J	.74%	.76%	.77%	.77%	.80%
Expenses net of all reductions, if any	.74% J	.74%	.76%	.77%	.77%	.79%
Net investment income (loss)	.71% J	.94%	1.20% C	.88% D	.34%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,648,603	$1,897,730	$1,095,217	$826,468	$1,689,454	$1,227,097
Portfolio turnover rate K	35 % J,L	46% L,M	23%	34%	38% M	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$39.72	$31.89	$27.83	$47.55	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.11	.31	.36 D	.26 E	.04
Net realized and unrealized gain (loss)	(1.68)	7.92	3.97	(17.29)	.68
Total from investment operations	(1.57)	8.23	4.33	(17.03)	.72
Distributions from net investment income	(.24)	(.40)	(.27)	(.53)	-
Distributions from net realized gain	-	-	-	(2.16)	-
Total distributions	(.24)	(.40)	(.27)	(2.69)	-
Net asset value, end of period	$37.91	$39.72	$31.89	$27.83	$47.55
Total Return F,G	(3.97) %	26.01%	15.54%	(37.81)%	1.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.88% J	.88%	.91%	.89%	.94% J
Expenses net of fee waivers, if any	.88 % J	.87%	.90%	.89%	.93% J
Expenses net of all reductions, if any	.88% J	.87%	.90%	.89%	.93% J
Net investment income (loss)	.57% J	.81%	1.06% D	.76% E	.17% J
Supplemental Data
Net assets, end of period (000 omitted)	$361,639	$303,027	$114,992	$47,819	$25,824
Portfolio turnover rate K	35 % J,L	46% L,M	23%	34%	38% J,M

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .73%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$39.82	$31.96	$27.87	$47.59	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.14	.36	.40 D	.32 E	(.03)
Net realized and unrealized gain (loss)	(1.68)	7.94	3.97	(17.33)	.79
Total from investment operations	(1.54)	8.30	4.37	(17.01)	.76
Distributions from net investment income	-	(.44)	(.28)	(.55)	-
Distributions from net realized gain	-	-	-	(2.16)	-
Total distributions	-	(.44)	(.28)	(2.71)	-
Net asset value, end of period	$38.28	$39.82	$31.96	$27.87	$47.59
Total Return F,G	(3.87) %	26.20%	15.67%	(37.74)%	1.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.73% J	.74%	.77%	.77%	.78% J
Expenses net of fee waivers, if any	.73 % J	.74%	.76%	.77%	.78% J
Expenses net of all reductions, if any	.73% J	.74%	.76%	.77%	.78% J
Net investment income (loss)	.71% J	.94%	1.20% D	.88% E	(.13)% J
Supplemental Data
Net assets, end of period (000 omitted)	$496,201	$1,921,701	$1,611,575	$1,306,539	$1,797,766
Portfolio turnover rate K	35 % J,L	46% L,M	23%	34%	38% J,M

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stock	$30,042,897	Market Comparable	Enterprise value/Net income (EV/NI)	14.3	Increase
			Enterprise value/Revenue multiple (EV/R)	6.8	Increase
		Recovery value	Recovery value	$0.00	Increase
Convertible Corporate Bonds	$29,867,425	Market comparable	Discount rate	23.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	5.5	Increase
			Probability rate	33.3%	Increase
		Black scholes	Discount rate	3.9% - 4.2% / 4.0%	Increase
			Term	0.7 - 1.8 / 1.2	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$18,098,359	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, redemptions in-kind, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,240,091,354
Gross unrealized depreciation	(305,966,690)
Net unrealized appreciation (depreciation)	$1,934,124,664
Tax cost	$5,044,123,099

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(689,281,496)
Long-term	(119,499,858)
Total capital loss carryforward	$(808,781,354)

Due to a merger in the prior period, a portion of the Fund's realized capital losses are subject to limitation and will only be available to offset capital gains to the extent of an annual limit. These realized capital losses were acquired from Fidelity Latin America Fund when it merged into the Fund on September 13,2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	1,340,305,213	2,344,411,445
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Emerging Markets	.84
Class K	.71
Class I	.85
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Emerging Markets	.84
Class K	.71
Class I	.85
Class Z	.71

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	44,950	5,410
Class M	.25%	.25%	14,646	196
Class C	.75%	.25%	16,713	2,117
			76,309	7,723

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	17,898
Class M	277
Class CA	64
18,239

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Fund	2,791

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Fund	Borrower	45,365,333	4.59%	52,022

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Fund	22,988,149	70,790,236	(18,611,811)

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Emerging Markets Fund	36,475,274	286,450,358	1,449,162,640

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Emerging Markets Fund	36,475,274	346,805,773	1,498,769,012
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Emerging Markets Fund	6,108
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Fund	10,515	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,518.

In addition, during the period the investment advisor or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21,149.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Emerging Markets Fund
Distributions to shareholders
Class A	$235,767	$149,850
Class M	24,237	22,696
Class C	1,260	2,509
Emerging Markets	29,623,551	49,044,521
Class K	14,351,242	18,162,751
Class I	1,961,407	1,576,885
Class Z	-	22,916,720
Total	$46,197,464	$91,875,932
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Emerging Markets Fund
Class A
Shares sold	106,725	354,848	$4,142,178	$13,436,279
Issued in exchange for the shares of the Acquired Fund(s)	-	259,916	-	9,991,163
Reinvestment of distributions	5,924	4,334	232,853	148,618
Shares redeemed	(173,413)	(129,879)	(6,603,636)	(4,844,792)
Net increase (decrease)	(60,764)	489,219	$(2,228,605)	$18,731,268
Class M
Shares sold	6,299	36,439	$240,971	$1,362,892
Issued in exchange for the shares of the Acquired Fund(s)	-	58,126	-	2,233,184
Reinvestment of distributions	612	656	24,099	22,545
Shares redeemed	(41,015)	(27,603)	(1,547,235)	(1,025,710)
Net increase (decrease)	(34,104)	67,618	$(1,282,165)	$2,592,911
Class C
Shares sold	3,132	20,145	$118,981	$2,445,647
Issued in exchange for the shares of the Acquired Fund(s)	-	31,209	-	1,190,948
Reinvestment of distributions	32	72	1,243	2,487
Shares redeemed	(12,908)	(16,527)	(488,818)	(2,300,041)
Net increase (decrease)	(9,744)	34,899	$(368,594)	$1,339,041
Emerging Markets
Shares sold	17,331,838	23,336,798	$658,995,347	$885,074,796
Issued in exchange for the shares of the Acquired Fund(s)	-	4,412,960	-	170,472,261
Reinvestment of distributions	539,776	1,104,208	21,337,331	37,951,098
Shares redeemed	(22,202,937)	(34,021,450)	(840,570,419)	(1,265,925,610)
Net increase (decrease)	(4,331,323)	(5,167,484)	$(160,237,741)	$(172,427,455)
Class K
Shares sold	9,775,997	30,067,036	$378,086,604	$1,119,926,599
Reinvestment of distributions	361,874	528,375	14,301,267	18,156,694
Shares redeemed	(14,384,152)	(17,220,929)	(559,211,993)	(677,157,529)
Net increase (decrease)	(4,246,281)	13,374,482	$(166,824,122)	$460,925,764
Class I
Shares sold	3,424,145	8,642,102	$132,080,176	$324,804,856
Issued in exchange for the shares of the Acquired Fund(s)	-	48,755	-	1,878,043
Reinvestment of distributions	41,131	42,705	1,621,391	1,463,912
Shares redeemed	(1,555,138)	(4,710,389)	(58,683,367)	(181,718,005)
Net increase (decrease)	1,910,138	4,023,173	$75,018,200	$146,428,806
Class Z
Shares sold	3,716,477	36,108,432	$142,472,310	$1,355,101,151
Issued in exchange for the shares of the Acquired Fund(s)	-	15,788	-	609,745
Reinvestment of distributions	-	649,621	-	22,297,061
Shares redeemed	(39,009,736)	(38,937,032)	(1,545,386,535)	(1,591,276,435)
Net increase (decrease)	(35,293,259)	(2,163,191)	$(1,402,914,225)	$(213,268,478)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Prior Fiscal Year Reorganization Information.
On September 13, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Latin America Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Latin America Fund	179,728,071	11,207,705
Class A			9,991,163	259,916	.4343522373
Class M			2,233,184	58,126	.4360879750
Class C			1,190,948	31,209	.4437971698
Latin America			170,472,261	4,412,960	.4306756407
Class I			1,878,043	48,755	.4324844237
Class Z			609,745	15,788	.4312195750

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Emerging Markets Fund	9,771,715,039	9,958,090,383

Pro forma results of operations of the combined entity for the entire period ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$89,796,022
Total net realized gain (loss)	281,914,088
Total change in net unrealized appreciation (depreciation)	1,587,783,041
Net increase (decrease) in net assets resulting from operations	$1,959,493,151

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 13, 2024.
Fidelity® Europe Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
BELGIUM - 1.9%
Financials - 0.8%
Banks - 0.8%
KBC Group NV	61,000	5,601,558
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	46,000	8,397,704
TOTAL BELGIUM		13,999,262
CANADA - 0.4%
Information Technology - 0.4%
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (a)(b)	90,000	2,909,691
CHINA - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Prosus NV Class N	138,000	6,470,076
DENMARK - 1.8%
Financials - 1.0%
Insurance - 1.0%
Tryg A/S	313,200	7,472,309
Industrials - 0.8%
Air Freight & Logistics - 0.8%
DSV A/S	27,600	5,850,093
TOTAL DENMARK		13,322,402
FINLAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Nordea Bank Abp (Sweden)	379,100	5,177,301
FRANCE - 14.9%
Consumer Discretionary - 2.5%
Textiles, Apparel & Luxury Goods - 2.5%
Hermes International SCA	2,800	7,584,204
LVMH Moet Hennessy Louis Vuitton SE	19,700	10,912,406
		18,496,610
Consumer Staples - 2.5%
Food Products - 1.6%
Danone SA	137,500	11,831,382
Personal Care Products - 0.9%
L'Oreal SA (b)	15,400	6,804,728
TOTAL CONSUMER STAPLES		18,636,110

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Gaztransport Et Technigaz SA	19,900	3,241,786
TotalEnergies SE	85,907	4,892,849
		8,134,635
Financials - 2.6%
Banks - 1.2%
BNP Paribas SA	101,100	8,566,150
Insurance - 1.4%
AXA SA	218,000	10,310,507
TOTAL FINANCIALS		18,876,657

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	29,964	8,577,830
Industrials - 3.3%
Aerospace & Defense - 2.0%
Airbus SE	46,400	7,873,642
Dassault Aviation SA	19,800	7,110,446
		14,984,088
Building Products - 1.3%
Cie de Saint-Gobain SA	88,000	9,567,185
TOTAL INDUSTRIALS		24,551,273

Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	63,118	12,969,374
TOTAL FRANCE		110,242,489
GERMANY - 18.4%
Communication Services - 3.0%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom AG	345,600	12,413,097
Interactive Media & Services - 1.3%
Scout24 SE (a)(c)	82,200	9,749,692
TOTAL COMMUNICATION SERVICES		22,162,789

Consumer Discretionary - 1.4%
Specialty Retail - 0.6%
Auto1 Group SE (a)(b)(c)	202,400	4,828,823
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	25,400	5,803,794
TOTAL CONSUMER DISCRETIONARY		10,632,617

Financials - 2.1%
Capital Markets - 1.5%
Deutsche Boerse AG	34,200	11,015,611
Insurance - 0.6%
Hannover Rueck SE	13,400	4,286,886
TOTAL FINANCIALS		15,302,497

Health Care - 1.2%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (a)(c)	80,700	4,350,324
Pharmaceuticals - 0.6%
Merck KGaA	30,300	4,184,261
TOTAL HEALTH CARE		8,534,585

Industrials - 5.6%
Aerospace & Defense - 2.3%
Rheinmetall AG	9,800	16,689,916
Electrical Equipment - 1.5%
Siemens Energy AG (b)	150,500	11,616,144
Industrial Conglomerates - 1.8%
Siemens AG	57,700	13,286,078
TOTAL INDUSTRIALS		41,592,138

Information Technology - 4.3%
Software - 4.3%
SAP SE	107,800	31,541,055
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	32,000	6,316,772
TOTAL GERMANY		136,082,453
IRELAND - 1.8%
Consumer Staples - 0.7%
Food Products - 0.7%
Kerry Group PLC Class A	48,800	5,155,147
Financials - 1.1%
Banks - 1.1%
AIB Group PLC	1,203,600	8,089,468
TOTAL IRELAND		13,244,615
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	141,000	2,186,910
ITALY - 6.5%
Consumer Discretionary - 0.9%
Automobiles - 0.8%
Ferrari NV (Italy)	12,500	5,686,907
Textiles, Apparel & Luxury Goods - 0.1%
Prada Spa (b)	193,700	1,211,312
TOTAL CONSUMER DISCRETIONARY		6,898,219

Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola HBC AG	124,900	6,491,715
Financials - 2.7%
Banks - 2.7%
FinecoBank Banca Fineco SpA	291,635	5,803,102
UniCredit SpA	244,400	14,219,402
		20,022,504
Health Care - 1.5%
Pharmaceuticals - 1.5%
Recordati Industria Chimica e Farmaceutica SpA	188,500	11,072,164
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	68,700	3,773,842
TOTAL ITALY		48,258,444
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (a)(b)(c)	194,600	3,443,470
NETHERLANDS - 4.1%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	151,450	4,453,458
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 2.8%
ASM International NV	6,000	2,890,807
ASML Holding NV	26,800	17,684,921
		20,575,728
Software - 0.7%
Topicus.com Inc (b)	42,200	5,050,164
TOTAL INFORMATION TECHNOLOGY		25,625,892

TOTAL NETHERLANDS		30,079,350
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	108,600	2,458,230
PORTUGAL - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Comercial Portugues SA	7,380,200	4,713,740
SOUTH AFRICA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglo American PLC	173,399	4,733,510
SPAIN - 2.5%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Neinor Homes SA (a)(c)(d)	163,100	2,830,643
Financials - 2.1%
Banks - 2.1%
Banco Santander SA (d)	910,900	6,379,286
CaixaBank SA (d)	1,201,100	9,205,477
		15,584,763
TOTAL SPAIN		18,415,406
SWEDEN - 5.4%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Hemnet Group AB (b)	167,700	5,742,972
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Haypp Group AB (b)	399,824	4,211,069
Financials - 1.8%
Capital Markets - 0.8%
EQT AB	122,200	3,512,199
Nordnet AB	113,400	2,980,042
		6,492,241
Financial Services - 1.0%
Investor AB B Shares	238,100	7,028,083
TOTAL FINANCIALS		13,520,324

Industrials - 1.7%
Aerospace & Defense - 0.8%
Saab AB B Shares	123,000	5,727,436
Machinery - 0.9%
Indutrade AB	244,600	6,599,936
TOTAL INDUSTRIALS		12,327,372

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	375,100	3,650,686
Software - 0.0%
Kry International Ab (b)(e)(f)	18,879	372,349
TOTAL INFORMATION TECHNOLOGY		4,023,035

TOTAL SWEDEN		39,824,772
SWITZERLAND - 3.3%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA Series A	47,660	8,421,771
Financials - 1.1%
Capital Markets - 1.1%
UBS Group AG	261,780	7,894,474
Health Care - 0.6%
Pharmaceuticals - 0.6%
Galderma Group AG	38,780	4,505,970
Materials - 0.5%
Chemicals - 0.5%
Sika AG	14,050	3,511,201
TOTAL SWITZERLAND		24,333,416
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	31,800	5,300,742
UNITED KINGDOM - 23.6%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Zegona Communications plc (b)	932,800	8,403,644
Consumer Discretionary - 3.7%
Hotels, Restaurants & Leisure - 3.2%
Compass Group PLC	304,507	10,266,400
Deliveroo PLC Class A (a)(b)(c)	2,477,800	5,630,190
Flutter Entertainment PLC (United Kingdom) (b)	30,900	7,396,005
		23,292,595
Leisure Products - 0.5%
Games Workshop Group PLC	20,649	4,240,666
TOTAL CONSUMER DISCRETIONARY		27,533,261

Consumer Staples - 2.1%
Beverages - 0.0%
Diageo PLC	3,480	97,720
Tobacco - 2.1%
British American Tobacco PLC	178,000	7,753,384
Imperial Brands PLC	178,968	7,343,600
		15,096,984
TOTAL CONSUMER STAPLES		15,194,704

Financials - 6.7%
Banks - 2.1%
Lloyds Banking Group PLC	8,580,573	8,430,227
NatWest Group PLC	1,109,400	7,135,979
		15,566,206
Capital Markets - 3.3%
3i Group PLC	143,818	8,153,192
London Stock Exchange Group PLC	78,400	12,207,784
St James's Place PLC	285,800	3,577,278
		23,938,254
Financial Services - 0.1%
Revolut Group Holdings Ltd (e)(f)	1,298	978,471
Insurance - 1.2%
Beazley PLC	354,600	4,179,929
Hiscox Ltd	295,267	4,324,591
		8,504,520
TOTAL FINANCIALS		48,987,451

Health Care - 3.1%
Pharmaceuticals - 3.1%
Astrazeneca PLC	161,200	23,094,595
Industrials - 4.7%
Aerospace & Defense - 2.1%
Rolls-Royce Holdings PLC	1,547,800	15,667,566
Professional Services - 2.6%
RELX PLC	340,022	18,556,752
TOTAL INDUSTRIALS		34,224,318

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Halma PLC	112,645	4,137,362
Oxford Instruments PLC	1	22
		4,137,384
Real Estate - 0.8%
Diversified REITs - 0.3%
LondonMetric Property PLC	899,304	2,304,720
Real Estate Management & Development - 0.3%
Grainger PLC	776,437	2,224,729
Specialized REITs - 0.2%
Safestore Holdings PLC	196,090	1,645,067
TOTAL REAL ESTATE		6,174,516

Utilities - 0.8%
Multi-Utilities - 0.8%
National Grid PLC	423,267	6,109,480
TOTAL UNITED KINGDOM		173,859,353
UNITED STATES - 7.6%
Communication Services - 1.6%
Entertainment - 1.6%
Spotify Technology SA (b)	18,900	11,604,222
Consumer Staples - 1.9%
Food Products - 1.3%
Nestle SA	88,150	9,382,455
Tobacco - 0.6%
Philip Morris International Inc	25,200	4,318,272
TOTAL CONSUMER STAPLES		13,700,727

Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Shell PLC	527,537	17,024,539
Health Care - 1.1%
Health Care Equipment & Supplies - 0.6%
Alcon AG	46,630	4,500,570
Pharmaceuticals - 0.5%
Roche Holding AG	11,130	3,639,360
TOTAL HEALTH CARE		8,139,930

Industrials - 0.7%
Professional Services - 0.7%
Experian PLC	113,491	5,646,295
TOTAL UNITED STATES		56,115,713
TOTAL COMMON STOCKS (Cost $538,910,125)		715,171,345

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(e)(f) (Cost $1,000,736)	3,852	749,777

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	29,532,906	29,538,813
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	6,422,754	6,423,396
TOTAL MONEY MARKET FUNDS (Cost $35,962,209)			35,962,209

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $575,873,070)	751,883,331
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(12,946,067)
NET ASSETS - 100.0%	738,937,264

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $33,742,833 or 4.6% of net assets.

(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,833,142 or 4.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,100,597 or 0.3% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International Ab	5/14/21 - 10/30/24	1,248,474

Revolut Group Holdings Ltd	12/27/24	1,128,965

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,860,728	128,503,371	109,825,286	281,668	-	-	29,538,813	29,532,906	0.0%
Fidelity Securities Lending Cash Central Fund	1,011,520	37,437,156	32,025,280	13,122	-	-	6,423,396	6,422,754	0.0%
Total	11,872,248	165,940,527	141,850,566	294,790	-	-	35,962,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,367,085	35,500,530	16,866,555	-
Consumer Discretionary	85,494,266	49,423,613	36,070,653	-
Consumer Staples	59,178,403	15,965,134	43,213,269	-
Energy	27,617,404	3,241,786	24,375,618	-
Financials	174,686,516	76,374,248	97,333,797	978,471
Health Care	74,509,688	43,425,409	31,084,279	-
Industrials	127,965,331	13,710,382	114,254,949	-
Information Technology	73,537,799	37,973,709	35,191,741	372,349
Materials	27,530,857	6,316,772	21,214,085	-
Real Estate	6,174,516	6,174,516	-	-
Utilities	6,109,480	-	6,109,480	-

Convertible Preferred Stocks
Information Technology	749,777	-	-	749,777

Money Market Funds	35,962,209	35,962,209	-	-
Total Investments in Securities:	751,883,331	324,068,308	425,714,426	2,100,597
Fidelity® Europe Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,867,524) - See accompanying schedule:
Unaffiliated issuers (cost $539,910,861)	$715,921,122
Fidelity Central Funds (cost $35,962,209)	35,962,209

Total Investment in Securities (cost $575,873,070)		$751,883,331
Cash		39,182
Foreign currency held at value (cost $73,633)		73,401
Receivable for investments sold		2,694,420
Receivable for fund shares sold		2,253,475
Dividends receivable		1,480,711
Reclaims receivable		4,944,252
Distributions receivable from Fidelity Central Funds		88,771
Prepaid expenses		184
Total assets		763,457,727
Liabilities
Payable for investments purchased	$16,403,180
Payable for fund shares redeemed	1,110,881
Accrued management fee	424,969
Distribution and service plan fees payable	8,008
Other payables and accrued expenses	150,028
Collateral on securities loaned	6,423,397
Total liabilities		24,520,463
Net Assets		$738,937,264
Net Assets consist of:
Paid in capital		$633,906,643
Total accumulated earnings (loss)		105,030,621
Net Assets		$738,937,264

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,103,263 ÷ 522,349 shares)(a)		$40.40
Maximum offering price per share (100/94.25 of $40.40)		$42.86
Class M :
Net Asset Value and redemption price per share ($5,906,202 ÷ 145,933 shares)(a)		$40.47
Maximum offering price per share (100/96.50 of $40.47)		$41.94
Class C :
Net Asset Value and offering price per share ($2,309,561 ÷ 57,542 shares)(a)		$40.14
Europe :
Net Asset Value, offering price and redemption price per share ($701,580,339 ÷ 17,362,620 shares)		$40.41
Class I :
Net Asset Value, offering price and redemption price per share ($5,150,006 ÷ 127,233 shares)		$40.48
Class Z :
Net Asset Value, offering price and redemption price per share ($2,887,893 ÷ 71,718 shares)		$40.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$7,744,870
Foreign Tax Reclaims		1,215,742
Income from Fidelity Central Funds (including $13,122 from security lending)		294,790
Income before foreign taxes withheld		$9,255,402
Less foreign taxes withheld		(795,108)
Total income		8,460,294
Expenses
Management fee
Basic fee	$2,503,602
Performance adjustment	(466,780)
Distribution and service plan fees	42,024
Custodian fees and expenses	17,179
Independent trustees' fees and expenses	1,283
Registration fees	77,885
Audit fees	42,940
Legal	568
Miscellaneous	1,018
Total expenses		2,219,719
Net Investment income (loss)		6,240,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,028,787
Foreign currency transactions	85,095
Total net realized gain (loss)		15,113,882
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	56,344,193
Assets and liabilities in foreign currencies	219,946
Total change in net unrealized appreciation (depreciation)		56,564,139
Net gain (loss)		71,678,021
Net increase (decrease) in net assets resulting from operations		$77,918,596
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,240,575	$10,582,501
Net realized gain (loss)	15,113,882	15,962,392
Change in net unrealized appreciation (depreciation)	56,564,139	91,497,418
Net increase (decrease) in net assets resulting from operations	77,918,596	118,042,311
Distributions to shareholders	(17,620,668)	(9,697,062)

Share transactions - net increase (decrease)	97,967,311	(75,309,165)

Total increase (decrease) in net assets	158,265,239	33,036,084

Net Assets
Beginning of period	580,672,025	547,635,941
End of period	$738,937,264	$580,672,025

Financial Highlights
Fidelity Advisor® Europe Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.65	$30.50	$27.58	$46.12	$35.37	$36.30
Income from Investment Operations
Net investment income (loss) A,B	.33	.53	.46	.47	.41	.19
Net realized and unrealized gain (loss)	4.45 C	6.05	2.46	(12.91)	10.72	1.46
Total from investment operations	4.78	6.58	2.92	(12.44)	11.13	1.65
Distributions from net investment income	(1.03)	(.43)	-	(.99)	(.38)	(1.50)
Distributions from net realized gain	-	-	-	(5.12)	-	(1.08)
Total distributions	(1.03)	(.43)	-	(6.10) D	(.38)	(2.58)
Net asset value, end of period	$40.40	$36.65	$30.50	$27.58	$46.12	$35.37
Total Return E,F,G	13.40 % C	21.73%	10.59%	(30.29)%	31.60%	4.62%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.00% J	.93%	1.02%	1.18%	1.36%	1.34%
Expenses net of fee waivers, if any	1.00 % J	.93%	1.01%	1.18%	1.36%	1.34%
Expenses net of all reductions, if any	1.00% J	.93%	1.01%	1.18%	1.36%	1.33%
Net investment income (loss)	1.77% J	1.47%	1.43%	1.42%	.92%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$21,103	$15,852	$15,325	$16,495	$32,148	$23,189
Portfolio turnover rate K	42 % J	31%	37%	55%	52%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 13.35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.66	$30.50	$27.65	$46.18	$35.42	$36.32
Income from Investment Operations
Net investment income (loss) A,B	.28	.44	.38	.37	.27	.09
Net realized and unrealized gain (loss)	4.47 C	6.05	2.47	(12.95)	10.75	1.45
Total from investment operations	4.75	6.49	2.85	(12.58)	11.02	1.54
Distributions from net investment income	(.94)	(.33)	-	(.83)	(.26)	(1.36)
Distributions from net realized gain	-	-	-	(5.12)	-	(1.08)
Total distributions	(.94)	(.33)	-	(5.95)	(.26)	(2.44)
Net asset value, end of period	$40.47	$36.66	$30.50	$27.65	$46.18	$35.42
Total Return D,E,F	13.28 % C	21.39%	10.31%	(30.51)%	31.20%	4.30%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.19%	1.29%	1.49%	1.68%	1.65%
Expenses net of fee waivers, if any	1.25 % I	1.19%	1.28%	1.48%	1.68%	1.65%
Expenses net of all reductions, if any	1.25% I	1.19%	1.28%	1.48%	1.68%	1.64%
Net investment income (loss)	1.52% I	1.21%	1.16%	1.12%	.59%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$5,906	$4,665	$4,248	$4,066	$6,937	$5,204
Portfolio turnover rate J	42 % I	31%	37%	55%	52%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 13.23%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.19	$30.03	$27.36	$45.63	$35.01	$35.87
Income from Investment Operations
Net investment income (loss) A,B	.19	.26	.21	.21	.04	(.09)
Net realized and unrealized gain (loss)	4.43 C	5.98	2.46	(12.84)	10.64	1.45
Total from investment operations	4.62	6.24	2.67	(12.63)	10.68	1.36
Distributions from net investment income	(.67)	(.08)	-	(.52)	(.06)	(1.14)
Distributions from net realized gain	-	-	-	(5.12)	-	(1.08)
Total distributions	(.67)	(.08)	-	(5.64)	(.06)	(2.22)
Net asset value, end of period	$40.14	$36.19	$30.03	$27.36	$45.63	$35.01
Total Return D,E,F	12.99 % C	20.80%	9.76%	(30.85)%	30.53%	3.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.67%	1.79%	1.99%	2.19%	2.15%
Expenses net of fee waivers, if any	1.75 % I	1.67%	1.78%	1.98%	2.18%	2.15%
Expenses net of all reductions, if any	1.75% I	1.67%	1.78%	1.98%	2.18%	2.14%
Net investment income (loss)	1.02% I	.73%	.65%	.62%	.09%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,310	$1,601	$2,025	$2,496	$5,255	$5,242
Portfolio turnover rate J	42 % I	31%	37%	55%	52%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 12.94%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Europe Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.71	$30.58	$27.57	$46.11	$35.35	$36.28
Income from Investment Operations
Net investment income (loss) A,B	.38	.64	.57	.57	.54	.30
Net realized and unrealized gain (loss)	4.46 C	6.05	2.44	(12.88)	10.71	1.46
Total from investment operations	4.84	6.69	3.01	(12.31)	11.25	1.76
Distributions from net investment income	(1.14)	(.56)	-	(1.11)	(.49)	(1.61)
Distributions from net realized gain	-	-	-	(5.12)	-	(1.08)
Total distributions	(1.14)	(.56)	-	(6.23)	(.49)	(2.69)
Net asset value, end of period	$40.41	$36.71	$30.58	$27.57	$46.11	$35.35
Total Return D,E	13.59 % C	22.07%	10.92%	(30.07)%	31.99%	4.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.65%	.70%	.88%	1.06%	1.03%
Expenses net of fee waivers, if any	.71 % H	.64%	.69%	.88%	1.06%	1.03%
Expenses net of all reductions, if any	.71% H	.64%	.69%	.88%	1.06%	1.02%
Net investment income (loss)	2.06% H	1.76%	1.75%	1.73%	1.21%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$701,580	$552,467	$519,010	$523,685	$913,296	$755,125
Portfolio turnover rate I	42 % H	31%	37%	55%	52%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 13.54%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.71	$30.58	$27.56	$46.07	$35.34	$36.27
Income from Investment Operations
Net investment income (loss) A,B	.38	.64	.57	.60	.54	.31
Net realized and unrealized gain (loss)	4.46 C	6.05	2.45	(12.91)	10.70	1.46
Total from investment operations	4.84	6.69	3.02	(12.31)	11.24	1.77
Distributions from net investment income	(1.07)	(.56)	-	(1.08)	(.51)	(1.62)
Distributions from net realized gain	-	-	-	(5.12)	-	(1.08)
Total distributions	(1.07)	(.56)	-	(6.20)	(.51)	(2.70)
Net asset value, end of period	$40.48	$36.71	$30.58	$27.56	$46.07	$35.34
Total Return D,E	13.58 % C	22.09%	10.96%	(30.08)%	31.99%	4.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.62%	.68%	.86%	1.06%	1.00%
Expenses net of fee waivers, if any	.72 % H	.61%	.67%	.86%	1.06%	1.00%
Expenses net of all reductions, if any	.72% H	.61%	.67%	.86%	1.06%	.99%
Net investment income (loss)	2.06% H	1.79%	1.77%	1.74%	1.22%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$5,150	$3,011	$4,806	$4,283	$14,401	$14,733
Portfolio turnover rate I	42 % H	31%	37%	55%	52%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 13.53%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.63	$30.53	$27.48	$46.00	$35.27	$36.21
Income from Investment Operations
Net investment income (loss) A,B	.40	.67	.61	.62	.59	.34
Net realized and unrealized gain (loss)	4.44 C	6.04	2.44	(12.86)	10.67	1.47
Total from investment operations	4.84	6.71	3.05	(12.24)	11.26	1.81
Distributions from net investment income	(1.20)	(.61)	-	(1.17)	(.53)	(1.67)
Distributions from net realized gain	-	-	-	(5.12)	-	(1.08)
Total distributions	(1.20)	(.61)	-	(6.28) D	(.53)	(2.75)
Net asset value, end of period	$40.27	$36.63	$30.53	$27.48	$46.00	$35.27
Total Return E,F	13.65 % C	22.20%	11.10%	(30.00)%	32.13%	5.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.55%	.57%	.76%	.95%	.91%
Expenses net of fee waivers, if any	.61 % I	.54%	.56%	.75%	.95%	.90%
Expenses net of all reductions, if any	.61% I	.54%	.56%	.75%	.95%	.90%
Net investment income (loss)	2.16% I	1.86%	1.87%	1.85%	1.33%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,888	$3,076	$2,222	$1,461	$28,249	$19,479
Portfolio turnover rate J	42 % I	31%	37%	55%	52%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been 13.60%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For U.S. income tax purposes, EU reclaims received by a fund reduce the amounts of foreign taxes shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid in that year, and a fund previously passed foreign tax credit on to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of shareholders. During the fiscal year ended October 31, 2024, the Fund received EU reclaims in excess of foreign withholding taxes paid. The Fund is seeking a closing agreement with the IRS and has accrued the estimated fees as presented in the Statement of Assets and Liabilities in other payables and accrued expenses. The actual fees may differ from the estimate.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$188,163,030
Gross unrealized depreciation	(16,935,424)
Net unrealized appreciation (depreciation)	$171,227,606
Tax cost	$580,655,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(58,515,557)
Long-term	(27,975,205)
Total capital loss carryforward	$(86,490,762)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	210,697,193	126,399,331
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Europe	.84
Class I	.83
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Europe	.82
Class I	.83
Class Z	.72

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Europe Fund	MSCI Europe Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Europe. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.15)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	21,000	448
Class M	.25%	.25%	12,476	186
Class C	.75%	.25%	8,548	727
			42,024	1,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,118
Class M	163
Class CA	30
2,311

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Europe Fund	80

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Europe Fund	1,855,594	5,934,845	(20,598)

Other. During the period, FMR reimbursed the Fund $305,198 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Europe Fund	465
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Europe Fund	1,120	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Europe Fund
Distributions to shareholders
Class A	$439,342	$214,383
Class M	119,110	44,641
Class C	28,833	5,044
Europe	16,851,586	9,309,343
Class I	88,150	81,789
Class Z	93,647	41,862
Total	$17,620,668	$9,697,062
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Europe Fund
Class A
Shares sold	162,082	21,452	$6,380,549	$775,929
Reinvestment of distributions	12,218	6,443	436,804	213,141
Shares redeemed	(84,487)	(97,780)	(3,151,014)	(3,489,488)
Net increase (decrease)	89,813	(69,885)	$3,666,339	$(2,500,418)
Class M
Shares sold	24,936	3,801	$975,730	$136,486
Reinvestment of distributions	3,192	1,296	114,398	42,989
Shares redeemed	(9,432)	(17,130)	(347,332)	(618,152)
Net increase (decrease)	18,696	(12,033)	$742,796	$(438,677)
Class C
Shares sold	16,185	2,160	$620,434	$77,699
Reinvestment of distributions	805	153	28,650	5,024
Shares redeemed	(3,694)	(25,492)	(137,970)	(901,511)
Net increase (decrease)	13,296	(23,179)	$511,114	$(818,788)
Europe
Shares sold	3,785,596	633,047	$146,945,852	$22,875,346
Reinvestment of distributions	432,120	259,528	15,431,021	8,577,392
Shares redeemed	(1,903,932)	(2,815,218)	(70,640,054)	(100,700,066)
Net increase (decrease)	2,313,784	(1,922,643)	$91,736,819	$(69,247,328)
Class I
Shares sold	115,516	13,511	$4,464,164	$485,051
Reinvestment of distributions	2,344	1,869	83,882	61,781
Shares redeemed	(72,644)	(90,511)	(2,782,720)	(3,281,012)
Net increase (decrease)	45,216	(75,131)	$1,765,326	$(2,734,180)
Class Z
Shares sold	8,047	28,495	$300,252	$1,050,990
Reinvestment of distributions	1,904	865	67,744	28,496
Shares redeemed	(22,205)	(18,170)	(823,079)	(649,260)
Net increase (decrease)	(12,254)	11,190	$(455,083)	$430,226
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Japan Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
CHINA - 0.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Chervon Holdings Ltd	1,163,900	1,950,939
JAPAN - 96.7%
Communication Services - 6.8%
Entertainment - 3.4%
Daiichikosho Co Ltd	344,300	4,019,000
Nintendo Co Ltd	241,900	20,082,540
		24,101,540
Interactive Media & Services - 1.9%
Kakaku.com Inc	389,000	6,883,271
LY Corp	1,807,400	6,835,627
		13,718,898
Wireless Telecommunication Services - 1.5%
SoftBank Group Corp	213,900	10,816,850
TOTAL COMMUNICATION SERVICES		48,637,288

Consumer Discretionary - 11.4%
Automobile Components - 1.0%
Denso Corp	541,500	6,991,815
Automobiles - 0.6%
Suzuki Motor Corp	367,600	4,405,196
Broadline Retail - 1.3%
Pan Pacific International Holdings Corp	290,200	8,950,776
Hotels, Restaurants & Leisure - 1.9%
Curves Holdings Co Ltd	975,000	4,677,927
Kyoritsu Maintenance Co Ltd	419,600	8,859,787
		13,537,714
Household Durables - 6.2%
Open House Group Co Ltd	179,700	7,940,584
Sony Group Corp	1,359,600	35,870,052
		43,810,636
Leisure Products - 0.4%
Roland Corp	145,600	3,222,996
TOTAL CONSUMER DISCRETIONARY		80,919,133

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 1.0%
Seven & i Holdings Co Ltd	269,500	3,967,208
Welcia Holdings Co Ltd	142,300	2,505,527
		6,472,735
Food Products - 0.7%
Ajinomoto Co Inc	254,200	5,199,429
Personal Care Products - 0.8%
Rohto Pharmaceutical Co Ltd	361,800	6,035,061
TOTAL CONSUMER STAPLES		17,707,225

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ENEOS Holdings Inc	840,400	4,045,879
Inpex Corp	265,800	3,325,024
		7,370,903
Financials - 15.1%
Banks - 7.7%
Mizuho Financial Group Inc	361,700	9,043,453
Sumitomo Mitsui Financial Group Inc	1,903,600	45,414,592
		54,458,045
Capital Markets - 1.0%
Integral Corp (a)	110,800	2,103,170
SBI Holdings Inc	179,900	4,704,477
		6,807,647
Financial Services - 2.8%
ORIX Corp	1,004,900	20,158,325
Insurance - 3.6%
LIFENET INSURANCE CO (a)(b)	406,600	5,090,320
Tokio Marine Holdings Inc	517,300	20,734,613
		25,824,933
TOTAL FINANCIALS		107,248,950

Health Care - 5.5%
Health Care Equipment & Supplies - 2.9%
Hoya Corp	168,600	19,838,519
Health Care Providers & Services - 0.4%
CUC Inc (b)	302,100	2,370,655
EUCALIA Inc (a)	93,500	672,247
		3,042,902
Pharmaceuticals - 2.2%
Daiichi Sankyo Co Ltd	621,300	15,893,246
TOTAL HEALTH CARE		38,774,667

Industrials - 27.9%
Construction & Engineering - 1.0%
Taisei Corp	132,600	7,189,838
Electrical Equipment - 2.0%
Fuji Electric Co Ltd	144,400	6,421,000
NIDEC CORP	444,900	7,906,467
		14,327,467
Industrial Conglomerates - 4.8%
Hitachi Ltd	1,368,100	33,813,296
Machinery - 11.2%
Ebara Corp	481,800	7,237,501
Hoshizaki Corp	128,000	5,435,837
IHI Corp	189,700	14,859,614
Japan Steel Works Ltd/The	121,900	5,022,908
Kawasaki Heavy Industries Ltd	105,200	6,275,358
MISUMI Group Inc	366,160	5,129,632
Mitsubishi Heavy Industries Ltd	699,000	13,779,280
Nabtesco Corp	155,900	2,340,463
Organo Corp	99,900	4,744,167
SMC Corp	27,400	8,867,761
Toyota Industries Corp	45,200	5,298,307
		78,990,828
Professional Services - 7.1%
BayCurrent Inc	164,400	8,858,465
Funai Soken Holdings Inc	250,200	3,989,761
Gakujo Co Ltd (a)	202,100	2,354,865
Persol Holdings Co Ltd	6,714,800	12,111,812
SIGMAXYZ Holdings Inc	583,400	4,247,583
SMS Co Ltd	238,300	2,210,833
TechnoPro Holdings Inc	466,900	10,505,087
Visional Inc (b)	97,100	5,872,995
		50,151,401
Trading Companies & Distributors - 1.8%
ITOCHU Corp	253,000	12,939,164
TOTAL INDUSTRIALS		197,411,994

Information Technology - 19.0%
Electronic Equipment, Instruments & Components - 4.1%
Daiwabo Holdings Co Ltd	201,100	3,401,597
Dexerials Corp	665,000	7,785,775
Furuya Metal Co Ltd	15,600	279,639
Hamamatsu Photonics KK (a)	371,600	3,431,933
Ibiden Co Ltd	261,800	7,236,212
Jeol Ltd	93,400	2,995,750
Taiyo Yuden Co Ltd (a)	269,700	4,067,686
		29,198,592
IT Services - 7.6%
DTS Corp	185,100	5,262,495
ExaWizards Inc (a)(b)	774,300	1,727,526
Fujitsu Ltd	925,000	20,549,303
NEC Corp	455,800	11,095,460
NSD Co Ltd	373,400	8,772,210
TechMatrix Corp	407,600	5,801,273
		53,208,267
Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp	135,900	5,685,506
Renesas Electronics Corp	1,415,800	16,614,787
Rohm Co Ltd (a)	336,400	3,052,727
		25,353,020
Software - 1.2%
Appier Group Inc	152,800	1,344,400
Money Forward Inc (b)	250,800	7,488,217
		8,832,617
Technology Hardware, Storage & Peripherals - 2.5%
FUJIFILM Holdings Corp	884,200	18,110,528
TOTAL INFORMATION TECHNOLOGY		134,703,024

Materials - 6.4%
Chemicals - 6.4%
Kansai Paint Co Ltd	133,900	2,013,463
Kuraray Co Ltd	363,500	4,246,222
Mitsui Chemicals Inc	210,000	4,614,692
NOF Corp	335,700	5,036,204
Resonac Holdings Corp	240,200	4,368,750
Shin-Etsu Chemical Co Ltd	620,800	18,891,871
Tokyo Ohka Kogyo Co Ltd	213,300	4,679,830
Toyo Gosei Co Ltd (a)	57,900	1,949,843
		45,800,875
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Relo Group Inc	612,000	8,051,280
TOTAL JAPAN		686,625,339
UNITED STATES - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp (b)(c)(d)	18,055	3,340,175
TOTAL COMMON STOCKS (Cost $518,731,845)		691,916,453

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	1,015,607	1,015,810
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	16,736,985	16,738,659
TOTAL MONEY MARKET FUNDS (Cost $17,754,469)			17,754,469

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $536,486,314)	709,670,922
NET OTHER ASSETS (LIABILITIES) - 0.1%	667,543
NET ASSETS - 100.0%	710,338,465

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,340,175 or 0.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	566,579	15,492,419	15,043,188	18,366	-	-	1,015,810	1,015,607	0.0%
Fidelity Securities Lending Cash Central Fund	13,013,849	99,268,262	95,543,452	85,902	-	-	16,738,659	16,736,985	0.1%
Total	13,580,428	114,760,681	110,586,640	104,268	-	-	17,754,469

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	48,637,288	10,902,271	37,735,017	-
Consumer Discretionary	82,870,072	35,603,009	47,267,063	-
Consumer Staples	17,707,225	8,540,588	9,166,637	-
Energy	7,370,903	-	7,370,903	-
Financials	107,248,950	11,897,967	95,350,983	-
Health Care	38,774,667	3,042,902	35,731,765	-
Industrials	200,752,169	59,111,710	138,300,284	3,340,175
Information Technology	134,703,024	58,579,754	76,123,270	-
Materials	45,800,875	13,679,340	32,121,535	-
Real Estate	8,051,280	8,051,280	-	-

Money Market Funds	17,754,469	17,754,469	-	-
Total Investments in Securities:	709,670,922	227,163,290	479,167,457	3,340,175
Fidelity® Japan Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,771,394) - See accompanying schedule:
Unaffiliated issuers (cost $518,731,845)	$691,916,453
Fidelity Central Funds (cost $17,754,469)	17,754,469

Total Investment in Securities (cost $536,486,314)		$709,670,922
Foreign currency held at value (cost $11,564,897)		11,747,708
Receivable for investments sold		630,038
Receivable for fund shares sold		76,310
Dividends receivable		6,226,011
Distributions receivable from Fidelity Central Funds		18,989
Prepaid expenses		204
Total assets		728,370,182
Liabilities
Payable for investments purchased	$718,940
Payable for fund shares redeemed	208,432
Accrued management fee	318,015
Distribution and service plan fees payable	5,846
Other payables and accrued expenses	41,825
Collateral on securities loaned	16,738,659
Total liabilities		18,031,717
Net Assets		$710,338,465
Net Assets consist of:
Paid in capital		$534,446,973
Total accumulated earnings (loss)		175,891,492
Net Assets		$710,338,465

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,859,748 ÷ 975,971 shares)(a)		$17.27
Maximum offering price per share (100/94.25 of $17.27)		$18.32
Class M :
Net Asset Value and redemption price per share ($2,930,169 ÷ 170,917 shares)(a)		$17.14
Maximum offering price per share (100/96.50 of $17.14)		$17.76
Class C :
Net Asset Value and offering price per share ($1,773,977 ÷ 105,543 shares)(a)		$16.81
Japan :
Net Asset Value, offering price and redemption price per share ($180,337,323 ÷ 10,356,267 shares)		$17.41
Class I :
Net Asset Value, offering price and redemption price per share ($17,241,546 ÷ 977,212 shares)		$17.64
Class Z :
Net Asset Value, offering price and redemption price per share ($491,195,702 ÷ 28,291,480 shares)		$17.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$7,888,466
Income from Fidelity Central Funds (including $85,902 from security lending)		104,268
Income before foreign taxes withheld		$7,992,734
Less foreign taxes withheld		(788,977)
Total income		7,203,757
Expenses
Management fee
Basic fee	$2,574,660
Performance adjustment	(576,630)
Distribution and service plan fees	37,166
Custodian fees and expenses	17,372
Independent trustees' fees and expenses	1,503
Registration fees	65,304
Audit fees	34,126
Legal	635
Interest	2,424
Miscellaneous	3,702
Total expenses		2,160,262
Net Investment income (loss)		5,043,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,382,738
Foreign currency transactions	417,583
Total net realized gain (loss)		11,800,321
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,263,335
Assets and liabilities in foreign currencies	761,151
Total change in net unrealized appreciation (depreciation)		12,024,486
Net gain (loss)		23,824,807
Net increase (decrease) in net assets resulting from operations		$28,868,302
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,043,495	$8,373,228
Net realized gain (loss)	11,800,321	16,081,921
Change in net unrealized appreciation (depreciation)	12,024,486	113,525,071
Net increase (decrease) in net assets resulting from operations	28,868,302	137,980,220
Distributions to shareholders	(32,121,491)	(23,847,306)

Share transactions - net increase (decrease)	20,605,568	(53,403,809)

Total increase (decrease) in net assets	17,352,379	60,729,105

Net Assets
Beginning of period	692,986,086	632,256,981
End of period	$710,338,465	$692,986,086

Financial Highlights
Fidelity Advisor® Japan Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.34	$14.56	$13.26	$20.90	$17.50	$15.80
Income from Investment Operations
Net investment income (loss) A,B	.09	.15	.11	.04	.02	.05
Net realized and unrealized gain (loss)	.58	3.18	1.19	(5.58)	3.71	1.81
Total from investment operations	.67	3.33	1.30	(5.54)	3.73	1.86
Distributions from net investment income	(.38)	(.09)	-	(.55)	(.07)	(.07)
Distributions from net realized gain	(.37)	(.46)	-	(1.55)	(.25)	(.09)
Total distributions	(.74) C	(.55)	-	(2.10)	(.33) C	(.16)
Net asset value, end of period	$17.27	$17.34	$14.56	$13.26	$20.90	$17.50
Total Return D,E,F	3.99%	23.44%	9.80%	(29.38)%	21.42%	11.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.97%	1.22%	1.39%	1.38%	1.37%
Expenses net of fee waivers, if any	.98 % I	.97%	1.22%	1.39%	1.38%	1.37%
Expenses net of all reductions, if any	.98% I	.97%	1.21%	1.39%	1.38%	1.37%
Net investment income (loss)	1.13% I	.90%	.69%	.26%	.08%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$16,860	$16,922	$15,764	$13,004	$20,357	$16,181
Portfolio turnover rate J	31 % I	21%	25%	26%	31%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.21	$14.44	$13.19	$20.76	$17.40	$15.71
Income from Investment Operations
Net investment income (loss) A,B	.07	.11	.06	(.01)	(.05)	.01
Net realized and unrealized gain (loss)	.58	3.16	1.19	(5.55)	3.69	1.80
Total from investment operations	.65	3.27	1.25	(5.56)	3.64	1.81
Distributions from net investment income	(.35)	(.04)	-	(.46)	(.02)	(.03)
Distributions from net realized gain	(.37)	(.46)	-	(1.55)	(.25)	(.09)
Total distributions	(.72)	(.50)	-	(2.01)	(.28) C	(.12)
Net asset value, end of period	$17.14	$17.21	$14.44	$13.19	$20.76	$17.40
Total Return D,E,F	3.87%	23.10%	9.48%	(29.55)%	21.00%	11.55%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.23% I	1.22%	1.51%	1.69%	1.70%	1.67%
Expenses net of fee waivers, if any	1.23 % I	1.22%	1.50%	1.69%	1.70%	1.67%
Expenses net of all reductions, if any	1.23% I	1.21%	1.49%	1.69%	1.70%	1.67%
Net investment income (loss)	.88% I	.65%	.42%	(.04)%	(.23)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$2,930	$2,847	$2,354	$2,282	$3,919	$3,728
Portfolio turnover rate J	31 % I	21%	25%	26%	31%	22%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.84	$14.17	$13.00	$20.43	$17.17	$15.49
Income from Investment Operations
Net investment income (loss) A,B	.03	.03	- C	(.07)	(.12)	(.05)
Net realized and unrealized gain (loss)	.57	3.10	1.17	(5.49)	3.63	1.77
Total from investment operations	.60	3.13	1.17	(5.56)	3.51	1.72
Distributions from net investment income	(.26)	-	-	(.33)	(.01)	-
Distributions from net realized gain	(.37)	(.46)	-	(1.55)	(.25)	(.04)
Total distributions	(.63)	(.46)	-	(1.87) D	(.25) D	(.04)
Net asset value, end of period	$16.81	$16.84	$14.17	$13.00	$20.43	$17.17
Total Return E,F,G	3.63%	22.54%	9.00%	(29.85)%	20.54%	11.09%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.73% J	1.71%	1.94%	2.11%	2.09%	2.06%
Expenses net of fee waivers, if any	1.73 % J	1.70%	1.93%	2.10%	2.09%	2.05%
Expenses net of all reductions, if any	1.73% J	1.70%	1.93%	2.10%	2.09%	2.05%
Net investment income (loss)	.38% J	.16%	(.02)%	(.46)%	(.63)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,774	$1,967	$1,779	$2,179	$4,778	$6,167
Portfolio turnover rate K	31 % J	21%	25%	26%	31%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Japan Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.50	$14.69	$13.35	$21.01	$17.58	$15.86
Income from Investment Operations
Net investment income (loss) A,B	.12	.20	.15	.08	.08	.10
Net realized and unrealized gain (loss)	.59	3.21	1.19	(5.60)	3.72	1.81
Total from investment operations	.71	3.41	1.34	(5.52)	3.80	1.91
Distributions from net investment income	(.43)	(.14)	-	(.59)	(.11)	(.11)
Distributions from net realized gain	(.37)	(.46)	-	(1.55)	(.25)	(.09)
Total distributions	(.80)	(.60)	-	(2.14)	(.37) C	(.19) C
Net asset value, end of period	$17.41	$17.50	$14.69	$13.35	$21.01	$17.58
Total Return D,E	4.18%	23.78%	10.04%	(29.16)%	21.75%	12.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.69%	.96%	1.13%	1.09%	1.06%
Expenses net of fee waivers, if any	.69 % H	.68%	.95%	1.12%	1.09%	1.06%
Expenses net of all reductions, if any	.69% H	.68%	.95%	1.12%	1.09%	1.06%
Net investment income (loss)	1.42% H	1.18%	.96%	.52%	.37%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$180,337	$176,869	$149,990	$113,015	$167,954	$274,433
Portfolio turnover rate I	31 % H	21%	25%	26%	31%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.64	$14.81	$13.45	$20.97	$17.56	$15.85
Income from Investment Operations
Net investment income (loss) A,B	.12	.19	.15	.09	.09	.11
Net realized and unrealized gain (loss)	.59	3.24	1.21	(5.65)	3.71	1.81
Total from investment operations	.71	3.43	1.36	(5.56)	3.80	1.92
Distributions from net investment income	(.35)	(.14)	-	(.41)	(.14)	(.12)
Distributions from net realized gain	(.37)	(.46)	-	(1.55)	(.25)	(.09)
Total distributions	(.71) C	(.60)	-	(1.96)	(.39)	(.21)
Net asset value, end of period	$17.64	$17.64	$14.81	$13.45	$20.97	$17.56
Total Return D,E	4.15%	23.73%	10.11%	(29.15)%	21.80%	12.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.72%	.94%	1.09%	1.04%	1.01%
Expenses net of fee waivers, if any	.73 % H	.72%	.94%	1.09%	1.04%	1.01%
Expenses net of all reductions, if any	.73% H	.72%	.94%	1.09%	1.04%	1.00%
Net investment income (loss)	1.38% H	1.15%	.97%	.56%	.43%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$17,242	$18,555	$32,712	$33,320	$48,887	$473,859
Portfolio turnover rate I	31 % H	21%	25%	26%	31%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.47	$14.68	$13.31	$20.98	$17.56	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.17	.11	.10	.13
Net realized and unrealized gain (loss)	.59	3.19	1.20	(5.59)	3.72	1.81
Total from investment operations	.72	3.41	1.37	(5.48)	3.82	1.94
Distributions from net investment income	(.46)	(.16)	-	(.64)	(.15)	(.13)
Distributions from net realized gain	(.37)	(.46)	-	(1.55)	(.25)	(.09)
Total distributions	(.83)	(.62)	-	(2.19)	(.40)	(.22)
Net asset value, end of period	$17.36	$17.47	$14.68	$13.31	$20.98	$17.56
Total Return C,D	4.24%	23.87%	10.29%	(29.07)%	21.93%	12.36%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.59% G	.57%	.80%	.96%	.96%	.92%
Expenses net of fee waivers, if any	.59 % G	.56%	.79%	.96%	.96%	.92%
Expenses net of all reductions, if any	.59% G	.56%	.79%	.96%	.96%	.92%
Net investment income (loss)	1.52% G	1.30%	1.12%	.69%	.51%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$491,196	$475,826	$429,659	$408,434	$585,487	$8,368
Portfolio turnover rate H	31 % G	21%	25%	26%	31%	22%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$217,874,421
Gross unrealized depreciation	(58,523,783)
Net unrealized appreciation (depreciation)	$159,350,638
Tax cost	$550,320,284

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Fund	104,571,083	123,240,199
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.86
Japan	.87
Class I	.87
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Japan	.82
Class I	.86
Class Z	.72

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Japan Fund	TOPIX

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Japan. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.17)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	20,657	285
Class M	.25%	.25%	7,164	66
Class C	.75%	.25%	9,345	2,492
			37,166	2,843

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	295
Class M	48
Class CA	11
354

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Fund	Borrower	2,459,571	4.78%	2,286

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Fund	715,494	5,601,800	(354,716)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Japan Fund	533
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Japan Fund	9,089	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Fund	1,025,000	4.83%	138
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Japan Fund
Distributions to shareholders
Class A	$715,903	$601,432
Class M	121,784	80,704
Class C	74,834	58,025
Japan	7,875,903	5,977,883
Class I	751,595	1,377,391
Class Z	22,581,472	15,751,871
Total	$32,121,491	$23,847,306
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Japan Fund
Class A
Shares sold	40,723	178,076	$667,143	$2,989,956
Reinvestment of distributions	40,646	37,678	684,884	571,577
Shares redeemed	(81,379)	(322,353)	(1,343,477)	(5,347,066)
Net increase (decrease)	(10)	(106,599)	$8,550	$(1,785,533)
Class M
Shares sold	8,477	10,714	$147,341	$174,853
Reinvestment of distributions	7,270	5,341	121,622	80,602
Shares redeemed	(10,266)	(13,657)	(171,584)	(229,966)
Net increase (decrease)	5,481	2,398	$97,379	$25,489
Class C
Shares sold	14,570	35,715	$240,251	$576,393
Reinvestment of distributions	4,552	3,913	74,834	58,025
Shares redeemed	(30,421)	(48,344)	(487,787)	(787,654)
Net increase (decrease)	(11,299)	(8,716)	$(172,702)	$(153,236)
Japan
Shares sold	1,342,948	2,663,798	$22,523,129	$44,014,546
Reinvestment of distributions	424,185	360,541	7,194,179	5,509,063
Shares redeemed	(1,515,864)	(3,127,359)	(25,708,582)	(51,775,389)
Net increase (decrease)	251,269	(103,020)	$4,008,726	$(2,251,780)
Class I
Shares sold	98,128	873,438	$1,668,269	$14,285,779
Reinvestment of distributions	42,999	86,366	739,145	1,330,039
Shares redeemed	(215,618)	(2,116,540)	(3,664,337)	(36,696,595)
Net increase (decrease)	(74,491)	(1,156,736)	$(1,256,923)	$(21,080,777)
Class Z
Shares sold	431,451	8,068,059	$7,280,913	$125,982,060
Reinvestment of distributions	841,043	630,507	14,222,031	9,602,617
Shares redeemed	(213,378)	(10,742,814)	(3,582,406)	(163,742,649)
Net increase (decrease)	1,059,116	(2,044,248)	$17,920,538	$(28,157,972)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity Japan Fund	24%	40%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Fund	64%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Japan Smaller Companies Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
JAPAN - 96.4%
Communication Services - 3.3%
Entertainment - 3.3%
Capcom Co Ltd	295,500	8,554,165
Nintendo Co Ltd	64,900	5,387,998
		13,942,163
Consumer Discretionary - 12.3%
Automobiles - 1.2%
Suzuki Motor Corp	434,600	5,208,102
Broadline Retail - 1.6%
Pan Pacific International Holdings Corp	222,400	6,859,589
Distributors - 1.1%
Central Automotive Products Ltd (a)	381,000	4,514,015
Hotels, Restaurants & Leisure - 1.5%
Koshidaka Holdings Co Ltd	927,800	6,573,377
Specialty Retail - 4.5%
Fast Retailing Co Ltd	17,500	5,756,535
Fuji Corp/Miyagi (a)	503,800	6,796,966
Intermestic Inc	110,500	1,282,134
USS Co Ltd	542,100	5,417,967
		19,253,602
Textiles, Apparel & Luxury Goods - 2.4%
Asics Corp	302,500	6,501,951
Fujibo Holdings Inc	105,200	3,660,442
		10,162,393
TOTAL CONSUMER DISCRETIONARY		52,571,078

Consumer Staples - 8.6%
Beverages - 1.9%
Asahi Group Holdings Ltd	580,800	8,027,990
Consumer Staples Distribution & Retail - 0.9%
Kato Sangyo Co Ltd	110,500	3,864,177
Food Products - 4.2%
Ajinomoto Co Inc	313,200	6,406,221
Kewpie Corp	216,000	4,908,267
Kotobuki Spirits Co Ltd (a)	440,700	6,543,615
		17,858,103
Household Products - 1.0%
Transaction Co Ltd (a)	228,400	4,084,619
Personal Care Products - 0.6%
Rohto Pharmaceutical Co Ltd	165,500	2,760,648
TOTAL CONSUMER STAPLES		36,595,537

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
ENEOS Holdings Inc	955,900	4,601,923
Inpex Corp	313,000	3,915,473
Itochu Enex Co Ltd	225,900	2,436,269
		10,953,665
Financials - 11.4%
Banks - 2.7%
Hokuhoku Financial Group Inc	478,000	8,508,253
Kyoto Financial Group Inc (a)	170,400	2,909,123
		11,417,376
Consumer Finance - 1.4%
Credit Saison Co Ltd	249,900	5,835,901
Financial Services - 0.7%
Zenkoku Hosho Co Ltd	157,400	3,402,737
Insurance - 6.6%
LIFENET INSURANCE CO (a)(b)	191,600	2,398,685
Ms&Ad Insurance Group Holdings Inc	182,700	4,152,737
Sompo Holdings Inc	319,800	10,480,202
T&D Holdings Inc	171,300	3,645,028
Tokio Marine Holdings Inc	184,000	7,375,157
		28,051,809
TOTAL FINANCIALS		48,707,823

Health Care - 1.7%
Health Care Providers & Services - 0.7%
As One Corp	189,000	2,989,393
Pharmaceuticals - 1.0%
Santen Pharmaceutical Co Ltd	437,000	4,422,570
TOTAL HEALTH CARE		7,411,963

Industrials - 23.7%
Construction & Engineering - 2.1%
Hazama Ando Corp	341,100	3,397,163
Hibiya Engineering Ltd (a)	147,500	3,605,487
Yurtec Corp	156,000	2,001,007
		9,003,657
Electrical Equipment - 3.4%
Fuji Electric Co Ltd	72,400	3,219,393
SWCC Corp	246,900	11,189,761
		14,409,154
Ground Transportation - 1.4%
Kyushu Railway Co	223,900	5,754,878
Machinery - 4.2%
CKD Corp	198,400	2,890,384
Ebara Corp	258,200	3,878,628
IHI Corp	101,400	7,942,882
Takeuchi Manufacturing Co Ltd	108,100	3,368,202
		18,080,096
Marine Transportation - 1.0%
Nippon Concept Corp	363,300	4,398,324
Professional Services - 5.0%
Funai Soken Holdings Inc	263,480	4,201,527
Open Up Group Inc	277,200	3,551,758
TKC Corp	169,800	4,774,067
Visional Inc (b)	145,200	8,782,275
		21,309,627
Trading Companies & Distributors - 5.1%
Inaba Denki Sangyo Co Ltd	165,200	4,342,017
ITOCHU Corp	87,800	4,490,350
Mitani Corp	404,700	5,335,428
Senshu Electric Co Ltd (a)	193,500	5,934,380
Totech Corp	89,500	1,624,371
		21,726,546
Transportation Infrastructure - 1.5%
Kamigumi Co Ltd	254,500	6,219,212
TOTAL INDUSTRIALS		100,901,494

Information Technology - 17.8%
Electronic Equipment, Instruments & Components - 7.3%
Amano Corp	218,500	6,358,781
Azbil Corp	599,900	5,169,092
Dexerials Corp	363,000	4,249,979
Hamamatsu Photonics KK (a)	345,700	3,192,732
Ibiden Co Ltd	115,800	3,200,739
Maruwa Co Ltd/Aichi	30,200	6,138,005
Riken Keiki Co Ltd (a)	143,100	2,670,239
		30,979,567
IT Services - 4.7%
Ad-sol Nissin Corp	187,400	1,319,847
Argo Graphics Inc (a)	266,300	9,386,991
NSD Co Ltd	283,600	6,662,557
TechMatrix Corp	185,400	2,638,754
		20,008,149
Semiconductors & Semiconductor Equipment - 1.3%
Renesas Electronics Corp	454,000	5,327,810
Software - 3.9%
m-up Holdings Inc	246,700	3,255,860
Money Forward Inc (b)	348,150	10,394,828
Systena Corp	391,700	1,019,110
WingArc1st Inc	78,100	2,081,137
		16,750,935
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	136,100	2,787,653
TOTAL INFORMATION TECHNOLOGY		75,854,114

Materials - 10.4%
Chemicals - 5.7%
C Uyemura & Co Ltd	86,200	5,564,597
Kuraray Co Ltd	306,700	3,582,714
NOF Corp	198,400	2,976,416
Osaka Soda Co Ltd	601,600	6,269,297
Resonac Holdings Corp	135,700	2,468,107
Tokyo Ohka Kogyo Co Ltd	147,700	3,240,557
		24,101,688
Construction Materials - 1.3%
Maeda Kosen Co Ltd	380,000	5,429,710
Metals & Mining - 3.4%
Dowa Holdings Co Ltd	108,300	3,474,761
Yamato Kogyo Co Ltd	186,600	11,078,804
		14,553,565
TOTAL MATERIALS		44,084,963

Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Arealink Co Ltd	108,600	1,664,167
Katitas Co Ltd	212,700	3,073,424
Starts Corp Inc	138,300	3,753,001
		8,490,592
Utilities - 2.6%
Electric Utilities - 1.3%
Kansai Electric Power Co Inc/The	438,300	5,400,047
Gas Utilities - 1.3%
Nippon Gas Co Ltd	301,300	5,543,221
TOTAL UTILITIES		10,943,268

TOTAL JAPAN		410,456,660
TOTAL COMMON STOCKS (Cost $292,919,823)		410,456,660

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	861,051	861,223
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	22,152,663	22,154,878
TOTAL MONEY MARKET FUNDS (Cost $23,016,101)			23,016,101

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $315,935,924)	433,472,761
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(7,594,573)
NET ASSETS - 100.0%	425,878,188

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	472,348	10,314,491	9,925,616	7,304	-	-	861,223	861,051	0.0%
Fidelity Securities Lending Cash Central Fund	9,338,303	106,283,252	93,466,677	48,752	-	-	22,154,878	22,152,663	0.1%
Total	9,810,651	116,597,743	103,392,293	56,056	-	-	23,016,101

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,942,163	8,554,165	5,387,998	-
Consumer Discretionary	52,571,078	35,104,490	17,466,588	-
Consumer Staples	36,595,537	22,161,326	14,434,211	-
Energy	10,953,665	2,436,269	8,517,396	-
Financials	48,707,823	17,218,798	31,489,025	-
Health Care	7,411,963	7,411,963	-	-
Industrials	100,901,494	81,370,241	19,531,253	-
Information Technology	75,854,114	67,738,651	8,115,463	-
Materials	44,084,963	34,559,381	9,525,582	-
Real Estate	8,490,592	8,490,592	-	-
Utilities	10,943,268	5,543,221	5,400,047	-

Money Market Funds	23,016,101	23,016,101	-	-
Total Investments in Securities:	433,472,761	313,605,198	119,867,563	-
Fidelity® Japan Smaller Companies Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,776,318) - See accompanying schedule:
Unaffiliated issuers (cost $292,919,823)	$410,456,660
Fidelity Central Funds (cost $23,016,101)	23,016,101

Total Investment in Securities (cost $315,935,924)		$433,472,761
Foreign currency held at value (cost $9,572,684)		9,800,392
Receivable for investments sold		2,236,458
Receivable for fund shares sold		5,467
Dividends receivable		4,449,725
Distributions receivable from Fidelity Central Funds		7,935
Prepaid expenses		123
Total assets		449,972,861
Liabilities
Payable for investments purchased	$1,590,243
Payable for fund shares redeemed	35,453
Accrued management fee	278,356
Other payables and accrued expenses	35,743
Collateral on securities loaned	22,154,878
Total liabilities		24,094,673
Net Assets		$425,878,188
Net Assets consist of:
Paid in capital		$304,276,110
Total accumulated earnings (loss)		121,602,078
Net Assets		$425,878,188
Net Asset Value, offering price and redemption price per share ($425,878,188 ÷ 25,445,893 shares)		$16.74
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$5,611,338
Income from Fidelity Central Funds (including $48,752 from security lending)		56,056
Income before foreign taxes withheld		$5,667,394
Less foreign taxes withheld		(563,148)
Total income		5,104,246
Expenses
Management fee	$1,678,231
Custodian fees and expenses	14,165
Independent trustees' fees and expenses	897
Registration fees	12,164
Audit fees	28,722
Legal	480
Miscellaneous	689
Total expenses		1,735,348
Net Investment income (loss)		3,368,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,936,422
Foreign currency transactions	255,493
Total net realized gain (loss)		13,191,915
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,242,430
Assets and liabilities in foreign currencies	856,682
Total change in net unrealized appreciation (depreciation)		15,099,112
Net gain (loss)		28,291,027
Net increase (decrease) in net assets resulting from operations		$31,659,925
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,368,898	$5,374,113
Net realized gain (loss)	13,191,915	13,982,073
Change in net unrealized appreciation (depreciation)	15,099,112	69,020,289
Net increase (decrease) in net assets resulting from operations	31,659,925	88,376,475
Distributions to shareholders	(17,881,080)	(13,096,272)

Share transactions
Proceeds from sales of shares	8,764,238	28,846,628
Reinvestment of distributions	17,214,798	12,571,486
Cost of shares redeemed	(23,781,016)	(142,666,579)

Net increase (decrease) in net assets resulting from share transactions	2,198,020	(101,248,465)
Total increase (decrease) in net assets	15,976,865	(25,968,262)

Net Assets
Beginning of period	409,901,323	435,869,585
End of period	$425,878,188	$409,901,323

Other Information
Shares
Sold	543,332	1,867,703
Issued in reinvestment of distributions	1,075,253	873,020
Redeemed	(1,498,645)	(9,273,731)
Net increase (decrease)	119,940	(6,533,008)

Financial Highlights
Fidelity® Japan Smaller Companies Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.19	$13.68	$12.47	$17.92	$16.64	$17.60
Income from Investment Operations
Net investment income (loss) A,B	.13	.19	.18	.19	.20	.16
Net realized and unrealized gain (loss)	1.13	2.75	1.04	(3.75)	1.36	.11
Total from investment operations	1.26	2.94	1.22	(3.56)	1.56	.27
Distributions from net investment income	(.36)	(.33)	(.01)	(.51)	(.19)	(.23)
Distributions from net realized gain	(.34)	(.10)	-	(1.38)	(.10)	(1.00)
Total distributions	(.71) C	(.43)	(.01)	(1.89)	(.28) C	(1.23)
Net asset value, end of period	$16.74	$16.19	$13.68	$12.47	$17.92	$16.64
Total Return D,E	7.97%	21.84%	9.76%	(21.95)%	9.44%	1.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.88%	.92%	.91%	.91%	.92%
Expenses net of fee waivers, if any	.85 % H	.87%	.91%	.91%	.91%	.92%
Expenses net of all reductions, if any	.85% H	.87%	.91%	.91%	.91%	.92%
Net investment income (loss)	1.65% H	1.21%	1.26%	1.33%	1.13%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$425,878	$409,901	$435,870	$364,425	$501,214	$523,774
Portfolio turnover rate I	43 % H	21%	36%	38%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$114,842,409
Gross unrealized depreciation	(8,986,752)
Net unrealized appreciation (depreciation)	$105,855,657
Tax cost	$327,617,104

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Smaller Companies Fund	86,070,060	86,070,060
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Japan Smaller Companies Fund	.84

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Japan Smaller Companies Fund	.82

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Smaller Companies Fund	342,582	2,917,442	508,323
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Japan Smaller Companies Fund	318
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Japan Smaller Companies Fund	5,288	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	VIP Funds Manager 60% Portfolio
Fidelity Japan Smaller Companies Fund	12%	23%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Smaller Companies Fund	63%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Nordic Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.5%
	Shares	Value ($)
DENMARK - 24.6%
Consumer Staples - 2.0%
Beverages - 2.0%
Carlsberg AS Series B	46,500	6,335,796
Financials - 4.6%
Banks - 2.0%
Danske Bank A/S	179,400	6,254,087
Insurance - 2.6%
Tryg A/S	345,983	8,254,444
TOTAL FINANCIALS		14,508,531

Health Care - 11.9%
Health Care Equipment & Supplies - 0.7%
Demant A/S (a)	61,100	2,210,690
Pharmaceuticals - 11.2%
Novo Nordisk A/S Series B	529,700	35,416,571
TOTAL HEALTH CARE		37,627,261

Industrials - 4.6%
Air Freight & Logistics - 4.6%
DSV A/S	69,300	14,688,821
Materials - 1.5%
Chemicals - 1.5%
Novonesis Novozymes B Series B	73,500	4,753,125
TOTAL DENMARK		77,913,534
FINLAND - 14.5%
Communication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Elisa Oyj A Shares	138,500	7,377,425
Financials - 7.3%
Banks - 5.3%
Nordea Bank Abp (Sweden)	1,238,344	16,911,842
Insurance - 2.0%
Sampo Oyj A Shares	619,500	6,206,525
TOTAL FINANCIALS		23,118,367

Information Technology - 2.9%
Communications Equipment - 2.9%
Nokia Oyj	1,818,100	9,088,995
Materials - 0.8%
Paper & Forest Products - 0.8%
UPM-Kymmene Oyj	96,400	2,553,260
Utilities - 1.2%
Electric Utilities - 1.2%
Fortum Oyj	223,600	3,734,986
TOTAL FINLAND		45,873,033
NORWAY - 11.9%
Communication Services - 0.9%
Media - 0.9%
Schibsted ASA B Shares	96,600	2,776,342
Consumer Staples - 1.3%
Food Products - 1.3%
Mowi ASA	223,100	4,076,678
Energy - 2.4%
Energy Equipment & Services - 0.2%
TGS ASA	79,300	586,552
Oil, Gas & Consumable Fuels - 2.2%
Equinor ASA	305,000	6,903,868
TOTAL ENERGY		7,490,420

Financials - 2.8%
Banks - 2.8%
DNB Bank ASA	359,300	8,938,121
Industrials - 2.0%
Aerospace & Defense - 2.0%
Kongsberg Gruppen ASA	40,500	6,493,454
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nordic Semiconductor ASA (a)	183,000	1,803,016
Materials - 1.6%
Metals & Mining - 1.6%
Norsk Hydro ASA	983,300	5,215,832
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Selvaag Bolig ASA	321,200	1,072,890
TOTAL NORWAY		37,866,753
SWEDEN - 44.2%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Hemnet Group AB (a)	117,300	4,016,999
Consumer Discretionary - 2.7%
Automobile Components - 0.3%
Autoliv Inc	11,000	1,025,530
Broadline Retail - 1.1%
Rusta AB	413,000	3,412,361
Specialty Retail - 1.3%
Haypp Group AB (a)	385,600	4,061,258
TOTAL CONSUMER DISCRETIONARY		8,499,149

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Axfood AB B Shares	23,000	643,205
Financials - 9.8%
Capital Markets - 4.1%
EQT AB	278,300	7,998,732
Nordnet AB	194,600	5,113,900
		13,112,632
Financial Services - 5.7%
Investor AB B Shares	609,500	17,990,828
TOTAL FINANCIALS		31,103,460

Health Care - 1.8%
Biotechnology - 0.5%
BoneSupport Holding AB (a)(b)(c)	53,100	1,734,931
Health Care Equipment & Supplies - 0.6%
Surgical Science Sweden AB (a)(d)	124,000	1,766,572
Life Sciences Tools & Services - 0.7%
AddLife AB B Shares	121,200	2,294,719
TOTAL HEALTH CARE		5,796,222

Industrials - 20.2%
Aerospace & Defense - 4.2%
Saab AB B Shares	284,100	13,228,980
Building Products - 2.9%
Assa Abloy AB B Shares	306,700	9,309,568
Industrial Conglomerates - 0.7%
Nolato AB B Shares	426,500	2,393,836
Machinery - 12.4%
Alfa Laval AB	103,900	4,300,904
Atlas Copco AB B Shares	1,031,700	14,351,256
Beijer Alma AB B Shares	116,500	2,422,689
Indutrade AB	298,900	8,065,089
Sandvik AB	489,000	10,123,522
		39,263,460
TOTAL INDUSTRIALS		64,195,844

Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 4.2%
Hexagon AB B Shares	444,200	4,323,207
Lagercrantz Group AB B Shares	394,353	8,943,374
		13,266,581
Software - 1.8%
Fortnox AB	645,900	5,812,465
TOTAL INFORMATION TECHNOLOGY		19,079,046

Materials - 2.0%
Chemicals - 0.8%
Hexpol AB B Shares	304,170	2,634,010
Paper & Forest Products - 1.2%
Svenska Cellulosa AB SCA B Shares	293,600	3,806,123
TOTAL MATERIALS		6,440,133

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swedish Logistic Property AB B Shares (a)	142,304	581,553
TOTAL SWEDEN		140,355,611
UNITED STATES - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (a)	1,900	1,166,562
TOTAL COMMON STOCKS (Cost $224,572,140)		303,175,493

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	14,201,871	14,204,711
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	251	251
TOTAL MONEY MARKET FUNDS (Cost $14,204,962)			14,204,962

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $238,777,102)	317,380,455
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81,694)
NET ASSETS - 100.0%	317,298,761

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,734,931 or 0.5% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,734,931 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,501,575	44,893,122	40,189,986	180,776	-	-	14,204,711	14,201,871	0.0%
Fidelity Securities Lending Cash Central Fund	976,198	20,869,068	21,845,015	5,052	-	-	251	251	0.0%
Total	10,477,773	65,762,190	62,035,001	185,828	-	-	14,204,962

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,337,328	15,337,328	-	-
Consumer Discretionary	8,499,149	8,499,149	-	-
Consumer Staples	11,055,679	4,719,883	6,335,796	-
Energy	7,490,420	586,552	6,903,868	-
Financials	77,668,479	71,461,954	6,206,525	-
Health Care	43,423,483	8,006,912	35,416,571	-
Industrials	85,378,119	48,150,750	37,227,369	-
Information Technology	29,971,057	16,558,855	13,412,202	-
Materials	18,962,350	11,193,258	7,769,092	-
Real Estate	1,654,443	1,654,443	-	-
Utilities	3,734,986	3,734,986	-	-

Money Market Funds	14,204,962	14,204,962	-	-
Total Investments in Securities:	317,380,455	204,109,032	113,271,423	-
Fidelity® Nordic Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $243) - See accompanying schedule:
Unaffiliated issuers (cost $224,572,140)	$303,175,493
Fidelity Central Funds (cost $14,204,962)	14,204,962

Total Investment in Securities (cost $238,777,102)		$317,380,455
Receivable for investments sold		3,324,178
Receivable for fund shares sold		94,290
Dividends receivable		1,502,367
Reclaims receivable		4,944,702
Distributions receivable from Fidelity Central Funds		38,136
Prepaid expenses		107
Total assets		327,284,235
Liabilities
Payable for investments purchased	$8,470,814
Payable for fund shares redeemed	297,934
Accrued management fee	208,582
Payable for IRS closing agreement payments and fees	946,655
Other payables and accrued expenses	61,238
Collateral on securities loaned	251
Total liabilities		9,985,474
Net Assets		$317,298,761
Net Assets consist of:
Paid in capital		$236,752,409
Total accumulated earnings (loss)		80,546,352
Net Assets		$317,298,761
Net Asset Value, offering price and redemption price per share ($317,298,761 ÷ 5,001,442 shares)		$63.44
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$6,008,039
Foreign Tax Reclaims		4,307,726
Income from Fidelity Central Funds (including $5,052 from security lending)		185,828
Less IRS closing agreement payments and fees		$(845,986)
Income before foreign taxes withheld		$9,655,607
Less foreign taxes withheld		(1,286,201)
Total income		8,369,406
Expenses
Management fee	$1,272,357
Custodian fees and expenses	11,682
Independent trustees' fees and expenses	698
Registration fees	14,639
Audit fees	35,307
Legal	425
Miscellaneous	28,066
Total expenses before reductions	1,363,174
Expense reductions	(282)
Total expenses after reductions		1,362,892
Net Investment income (loss)		7,006,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,011,247
Foreign currency transactions	36,033
Total net realized gain (loss)		6,047,280
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,111,115)
Assets and liabilities in foreign currencies	171,114
Total change in net unrealized appreciation (depreciation)		(6,940,001)
Net gain (loss)		(892,721)
Net increase (decrease) in net assets resulting from operations		$6,113,793
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,006,514	$4,773,825
Net realized gain (loss)	6,047,280	14,138,360
Change in net unrealized appreciation (depreciation)	(6,940,001)	44,961,022
Net increase (decrease) in net assets resulting from operations	6,113,793	63,873,207
Distributions to shareholders	(17,187,035)	(158,641)

Share transactions
Proceeds from sales of shares	24,027,055	38,753,187
Reinvestment of distributions	15,532,893	143,738
Cost of shares redeemed	(43,782,109)	(56,670,115)

Net increase (decrease) in net assets resulting from share transactions	(4,222,161)	(17,773,190)
Total increase (decrease) in net assets	(15,295,403)	45,941,376

Net Assets
Beginning of period	332,594,164	286,652,788
End of period	$317,298,761	$332,594,164

Other Information
Shares
Sold	386,978	576,139
Issued in reinvestment of distributions	257,979	2,295
Redeemed	(717,173)	(858,020)
Net increase (decrease)	(72,216)	(279,586)

Financial Highlights
Fidelity® Nordic Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$65.55	$53.55	$46.13	$75.57	$56.51	$46.69
Income from Investment Operations
Net investment income (loss) A,B	1.38 C	.92	.93	.78	1.06	.15
Net realized and unrealized gain (loss)	(.01)	11.11	6.49	(20.65) D	20.17	11.86
Total from investment operations	1.37	12.03	7.42	(19.87)	21.23	12.01
Distributions from net investment income	(2.36)	(.03)	-	(3.02)	(.96)	(1.60)
Distributions from net realized gain	(1.12)	-	-	(6.56)	(1.21)	(.59)
Total distributions	(3.48)	(.03)	-	(9.57) E	(2.17)	(2.19)
Net asset value, end of period	$63.44	$65.55	$53.55	$46.13	$75.57	$56.51
Total Return F,G	2.38 % C	22.47%	16.08%	(29.33)% D	38.39%	26.73%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.88% J	.88%	.94%	.93%	.92%	.96%
Expenses net of fee waivers, if any	.88 % J	.88%	.93%	.92%	.92%	.96%
Expenses net of all reductions, if any	.88% J	.88%	.93%	.92%	.92%	.96%
Net investment income (loss)	4.52% J	1.39%	1.69%	1.45%	1.51%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$317,299	$332,594	$286,653	$257,164	$422,673	$301,424
Portfolio turnover rate K	29 % J	21%	23%	42%	34%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income (loss) per share reflects EU reclaims which amounted to $.74 per share. Excluding these EU reclaims, the total return would have been 1.17%.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (29.35)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For U.S. income tax purposes, EU reclaims received by a fund reduce the amounts of foreign taxes shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid in that year, and a fund previously passed foreign tax credit on to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of shareholders. During the fiscal year ended October 31, 2023 and the six months ended April 30, 2025, the Fund received EU reclaims in excess of foreign withholding taxes paid. The Fund is seeking a closing agreement with the IRS and has accrued the estimated payments and associated interest and fees due to the IRS as presented in the Statement of Assets and Liabilities in payable for IRS closing agreement payments and fees, and in the Statement of Operations in IRS closing agreement payments and fees. The actual fees may differ from the estimate.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$78,970,804
Gross unrealized depreciation	(11,489,302)
Net unrealized appreciation (depreciation)	$67,481,502
Tax cost	$249,898,953

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nordic Fund	43,761,106	60,359,331
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Nordic Fund	.85

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Nordic Fund	.82

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Nordic Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nordic Fund	3,549,430	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Nordic Fund	245
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nordic Fund	531	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $282.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Pacific Basin Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.5%
	Shares	Value ($)
AUSTRALIA - 7.7%
Financials - 4.7%
Capital Markets - 2.8%
HUB24 Ltd	177,757	8,212,160
Macquarie Group Ltd	92,404	11,418,830
		19,630,990
Financial Services - 1.9%
Challenger Ltd	2,079,470	9,422,418
Cuscal Ltd (a)	2,233,531	3,699,112
		13,121,530
TOTAL FINANCIALS		32,752,520

Health Care - 1.3%
Health Care Providers & Services - 1.3%
Sonic Healthcare Ltd	531,841	8,880,133
Industrials - 0.7%
Commercial Services & Supplies - 0.7%
Brambles Ltd	382,033	5,020,548
Information Technology - 0.6%
Software - 0.6%
Canva Inc Class A (a)(b)(c)	3,524	4,070,220
Materials - 0.4%
Metals & Mining - 0.4%
Lynas Rare Earths Ltd (a)	668,295	3,653,406
TOTAL AUSTRALIA		54,376,827
CHINA - 22.4%
Communication Services - 7.4%
Entertainment - 2.2%
DouYu International Holdings Ltd ADR (d)	887,510	6,611,950
HUYA Inc Class A ADR (d)	2,391,957	8,993,758
		15,605,708
Interactive Media & Services - 5.2%
Tencent Holdings Ltd	583,400	35,733,807
TOTAL COMMUNICATION SERVICES		51,339,515

Consumer Discretionary - 8.1%
Broadline Retail - 3.1%
Alibaba Group Holding Ltd	143,800	2,146,938
PDD Holdings Inc Class A ADR (a)	181,400	19,150,399
		21,297,337
Diversified Consumer Services - 2.0%
New Oriental Education & Technology Group Inc	435,700	2,134,577
New Oriental Education & Technology Group Inc ADR	56,900	2,779,565
TAL Education Group Class A ADR (a)	1,081,100	9,459,626
		14,373,768
Hotels, Restaurants & Leisure - 2.7%
Atour Lifestyle Holdings Ltd ADR	246,116	6,015,075
TravelSky Technology Ltd H Shares	8,710,000	12,151,504
		18,166,579
Household Durables - 0.3%
Chervon Holdings Ltd	1,226,200	2,055,366
TOTAL CONSUMER DISCRETIONARY		55,893,050

Financials - 0.9%
Capital Markets - 0.9%
Noah Holdings Ltd Class A ADR	721,400	6,629,666
Health Care - 3.4%
Biotechnology - 1.9%
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	962,200	2,525,217
Zai Lab Ltd (a)	1,791,200	5,705,692
Zai Lab Ltd ADR (a)	162,700	5,155,963
		13,386,872
Health Care Equipment & Supplies - 1.5%
Zylox-Tonbridge Medical Technology Co Ltd H Shares (a)(f)(g)	4,632,000	10,834,040
TOTAL HEALTH CARE		24,220,912

Industrials - 1.0%
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	327,100	3,715,856
Machinery - 0.5%
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	902,900	3,333,495
TOTAL INDUSTRIALS		7,049,351

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.9%
Daqo New Energy Corp ADR (a)	195,000	2,484,300
Flat Glass Group Co Ltd H Shares (d)	3,456,000	3,912,486
		6,396,786
Software - 0.2%
Pony AI Inc ADR (d)	175,700	1,597,113
TOTAL INFORMATION TECHNOLOGY		7,993,899

Utilities - 0.5%
Gas Utilities - 0.5%
Kunlun Energy Co Ltd	3,888,000	3,709,732
TOTAL CHINA		156,836,125
HONG KONG - 3.2%
Financials - 3.2%
Insurance - 3.2%
AIA Group Ltd	2,210,400	16,562,342
Prudential PLC	577,619	6,141,696
Prudential PLC rights (a)(h)	577,619	97,209
		22,801,247
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (a)(b)	2,572,200	3
TOTAL HONG KONG		22,801,250
INDONESIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	6,792,100	3,611,296
Bank Rakyat Indonesia Persero Tbk PT	28,040,000	6,494,338

TOTAL INDONESIA		10,105,634
JAPAN - 37.3%
Communication Services - 3.4%
Entertainment - 3.4%
Daiichikosho Co Ltd	232,600	2,715,131
Nintendo Co Ltd	254,500	21,128,592
		23,843,723
Consumer Discretionary - 7.0%
Broadline Retail - 1.0%
Pan Pacific International Holdings Corp	236,200	7,285,229
Hotels, Restaurants & Leisure - 1.1%
Kyoritsu Maintenance Co Ltd (d)	352,700	7,447,205
Household Durables - 4.3%
Open House Group Co Ltd (d)	177,300	7,834,532
Sony Group Corp	848,100	22,375,251
		30,209,783
Specialty Retail - 0.6%
ZOZO Inc	439,500	4,463,337
TOTAL CONSUMER DISCRETIONARY		49,405,554

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.8%
Seven & i Holdings Co Ltd	360,300	5,303,840
Personal Care Products - 0.5%
Rohto Pharmaceutical Co Ltd	228,000	3,803,189
TOTAL CONSUMER STAPLES		9,107,029

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ENEOS Holdings Inc	595,800	2,868,318
Financials - 4.2%
Banks - 0.7%
Sumitomo Mitsui Financial Group Inc	191,400	4,566,271
Financial Services - 2.1%
ORIX Corp	751,800	15,081,131
Insurance - 1.4%
LIFENET INSURANCE CO (a)(d)	370,100	4,633,368
Tokio Marine Holdings Inc	128,300	5,142,569
		9,775,937
TOTAL FINANCIALS		29,423,339

Health Care - 2.2%
Health Care Equipment & Supplies - 1.8%
Hoya Corp	108,600	12,778,548
Health Care Providers & Services - 0.4%
CUC Inc (a)(d)	326,100	2,558,989
TOTAL HEALTH CARE		15,337,537

Industrials - 9.6%
Electrical Equipment - 1.7%
Fuji Electric Co Ltd	95,700	4,255,469
NIDEC CORP	414,500	7,366,218
		11,621,687
Industrial Conglomerates - 2.7%
Hitachi Ltd	765,200	18,912,313
Machinery - 2.6%
IHI Corp	80,400	6,297,907
Mitsubishi Heavy Industries Ltd	322,100	6,349,508
Toyota Industries Corp	45,200	5,298,307
		17,945,722
Professional Services - 2.6%
BayCurrent Inc	127,600	6,875,549
Funai Soken Holdings Inc	257,200	4,101,385
SMS Co Ltd	272,600	2,529,052
Visional Inc (a)	81,900	4,953,638
		18,459,624
TOTAL INDUSTRIALS		66,939,346

Information Technology - 7.7%
Electronic Equipment, Instruments & Components - 1.3%
Hamamatsu Photonics KK (d)	574,700	5,307,675
Ibiden Co Ltd	140,600	3,886,216
		9,193,891
IT Services - 2.0%
Fujitsu Ltd	392,000	8,708,461
NSD Co Ltd	228,200	5,361,056
		14,069,517
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp	68,400	2,861,579
Megachips Corp	83,150	2,701,299
Renesas Electronics Corp	882,600	10,357,544
		15,920,422
Software - 1.1%
Money Forward Inc (a)	254,300	7,592,717
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	349,800	7,164,740
TOTAL INFORMATION TECHNOLOGY		53,941,287

Materials - 1.5%
Chemicals - 1.5%
Kuraray Co Ltd	332,700	3,886,432
Shin-Etsu Chemical Co Ltd	142,400	4,333,445
Toyo Gosei Co Ltd (d)	61,700	2,077,811
		10,297,688
TOTAL JAPAN		261,163,821
KOREA (SOUTH) - 7.6%
Communication Services - 4.9%
Diversified Telecommunication Services - 3.7%
KT Corp	326,740	11,915,509
KT Corp ADR	713,300	13,880,818
		25,796,327
Interactive Media & Services - 1.2%
Kakao Corp	133,830	3,587,940
Webtoon Entertainment Inc (a)(d)	514,503	4,630,527
		8,218,467
TOTAL COMMUNICATION SERVICES		34,014,794

Financials - 1.0%
Banks - 1.0%
KB Financial Group Inc	111,279	7,018,277
Information Technology - 1.7%
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd	310,870	12,104,518
TOTAL KOREA (SOUTH)		53,137,589
NEW ZEALAND - 0.6%
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Ryman Healthcare Ltd (a)	3,436,373	4,507,317
PHILIPPINES - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Robinsons Land Corp	13,355,500	2,796,455
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (a)	74,700	10,013,535
TAIWAN - 9.6%
Information Technology - 9.6%
Semiconductors & Semiconductor Equipment - 9.6%
eMemory Technology Inc	69,000	5,544,888
Taiwan Semiconductor Manufacturing Co Ltd	2,200,000	62,211,530

TOTAL TAIWAN		67,756,418
UNITED STATES - 3.9%
Health Care - 1.3%
Biotechnology - 1.0%
Legend Biotech Corp ADR (a)	199,800	6,983,010
Health Care Equipment & Supplies - 0.3%
Anteris Technologies Global Corp depository receipt	452,994	2,483,658
GI Dynamics Inc (a)(b)	111,225	1
		2,483,659
TOTAL HEALTH CARE		9,466,669

Industrials - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp (a)(b)(c)	22,539	4,169,715
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology Inc	582,800	10,169,860
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC depository receipt (a)	150,000	3,520,830
TOTAL UNITED STATES		27,327,074
TOTAL COMMON STOCKS (Cost $508,994,472)		670,822,045

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	85	98,175
Canva Inc Series A2 (a)(b)(c)	15	17,325

TOTAL AUSTRALIA		115,500
CHINA - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	76,206	611,172
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(c)	4,012	304,350
Meesho Series E (b)(c)	668	50,674
Meesho Series F (a)(b)(c)	620	47,976

TOTAL INDIA		403,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,485,831)		1,129,672

Non-Convertible Preferred Stocks - 3.2%
	Shares	Value ($)
KOREA (SOUTH) - 3.2%
Financials - 0.8%
Insurance - 0.8%
Samsung Fire & Marine Insurance Co Ltd	30,652	6,076,594
Information Technology - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co Ltd	507,610	16,722,188
TOTAL KOREA (SOUTH)		22,798,782
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $23,049,922)		22,798,782

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	5,597,693	5,598,813
Fidelity Securities Lending Cash Central Fund (e)(i)	4.33	19,202,607	19,204,527
TOTAL MONEY MARKET FUNDS (Cost $24,803,340)			24,803,340

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $558,333,565)	719,553,839
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(17,177,477)
NET ASSETS - 100.0%	702,376,362

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,369,607 or 1.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment made with cash collateral received from securities on loan.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,834,040 or 1.5% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,834,040 or 1.5% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva Inc Class A	3/18/24 - 12/23/24	4,092,290

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,082,365

Meesho Series D2	7/15/24	224,672

Meesho Series E	7/15/24	37,408

Meesho Series F	7/15/24	34,720

Space Exploration Technologies Corp	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,294,188	86,349,674	82,045,049	83,663	-	-	5,598,813	5,597,693	0.0%
Fidelity Securities Lending Cash Central Fund	22,547,314	94,174,801	97,517,588	321,448	-	-	19,204,527	19,202,607	0.1%
Total	23,841,502	180,524,475	179,562,637	405,111	-	-	24,803,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	119,211,567	46,845,719	72,365,848	-
Consumer Discretionary	105,298,604	74,178,501	31,120,103	-
Consumer Staples	9,107,029	3,803,189	5,303,840	-
Energy	2,868,318	-	2,868,318	-
Financials	108,730,683	11,360,243	97,370,440	-
Health Care	62,412,568	25,532,002	36,880,565	1
Industrials	83,178,960	20,598,238	58,411,007	4,169,715
Information Technology	156,036,202	43,012,722	108,953,260	4,070,220
Materials	17,471,927	2,077,811	15,394,113	3
Real Estate	2,796,455	-	2,796,455	-
Utilities	3,709,732	3,709,732	-	-

Convertible Preferred Stocks
Consumer Discretionary	403,000	-	-	403,000
Health Care	611,172	-	-	611,172
Information Technology	115,500	-	-	115,500

Non-Convertible Preferred Stocks
Financials	6,076,594	-	6,076,594	-
Information Technology	16,722,188	-	16,722,188	-

Money Market Funds	24,803,340	24,803,340	-	-
Total Investments in Securities:	719,553,839	255,921,497	454,262,731	9,369,611
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Common Stocks	4,822,286	-	1,418,152	1,999,501	-	-	-	-	8,239,939	1,418,152
Convertible Preferred Stocks	882,109	(27,172)	411,851	-	(137,116)	-	-	-	1,129,672	411,851

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Pacific Basin Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,166,589) - See accompanying schedule:
Unaffiliated issuers (cost $533,530,225)	$694,750,499
Fidelity Central Funds (cost $24,803,340)	24,803,340

Total Investment in Securities (cost $558,333,565)		$719,553,839
Foreign currency held at value (cost $17)		17
Receivable for investments sold		23,327
Receivable for fund shares sold		493,920
Dividends receivable		2,419,411
Distributions receivable from Fidelity Central Funds		33,978
Prepaid expenses		204
Other receivables		130,421
Total assets		722,655,117
Liabilities
Payable to custodian bank	$1,799
Payable for investments purchased
Regular delivery	11,489
Delayed delivery	97,209
Payable for fund shares redeemed	358,057
Accrued management fee	560,827
Other payables and accrued expenses	44,847
Collateral on securities loaned	19,204,527
Total liabilities		20,278,755
Net Assets		$702,376,362
Net Assets consist of:
Paid in capital		$545,773,593
Total accumulated earnings (loss)		156,602,769
Net Assets		$702,376,362
Net Asset Value, offering price and redemption price per share ($702,376,362 ÷ 22,002,786 shares)		$31.92
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$5,889,765
Special dividends		8,821,849
Income from Fidelity Central Funds (including $321,448 from security lending)		405,111
Income before foreign taxes withheld		$15,116,725
Less foreign taxes withheld		(712,832)
Total income		14,403,893
Expenses
Management fee
Basic fee	$2,855,466
Performance adjustment	112,947
Custodian fees and expenses	66,291
Independent trustees' fees and expenses	1,519
Registration fees	17,481
Audit fees	45,451
Legal	1,155
Interest	6,817
Miscellaneous	1,154
Total expenses		3,108,281
Net Investment income (loss)		11,295,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,754,641
Foreign currency transactions	(13,378)
Total net realized gain (loss)		9,741,263
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $13,632)	(23,763,235)
Assets and liabilities in foreign currencies	192,329
Total change in net unrealized appreciation (depreciation)		(23,570,906)
Net gain (loss)		(13,829,643)
Net increase (decrease) in net assets resulting from operations		$(2,534,031)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,295,612	$19,714,129
Net realized gain (loss)	9,741,263	6,434,285
Change in net unrealized appreciation (depreciation)	(23,570,906)	145,497,408
Net increase (decrease) in net assets resulting from operations	(2,534,031)	171,645,822
Distributions to shareholders	(38,319,917)	(36,646,040)

Share transactions
Proceeds from sales of shares	54,080,016	40,195,016
Reinvestment of distributions	28,600,287	28,015,888
Cost of shares redeemed	(55,135,712)	(137,490,015)

Net increase (decrease) in net assets resulting from share transactions	27,544,591	(69,279,111)
Total increase (decrease) in net assets	(13,309,357)	65,720,671

Net Assets
Beginning of period	715,685,719	649,965,048
End of period	$702,376,362	$715,685,719

Other Information
Shares
Sold	1,688,933	1,319,130
Issued in reinvestment of distributions	909,678	1,000,210
Redeemed	(1,735,856)	(4,570,449)
Net increase (decrease)	862,755	(2,251,109)

Financial Highlights
Fidelity® Pacific Basin Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.85	$27.79	$25.99	$46.10	$40.16	$32.65
Income from Investment Operations
Net investment income (loss) A,B	.52 C	.88 D	.32 E	.22	.15	.16
Net realized and unrealized gain (loss)	(.62)	6.77	3.88	(14.49)	7.74	7.61
Total from investment operations	(.10)	7.65	4.20	(14.27)	7.89	7.77
Distributions from net investment income	(1.83)	(.25)	-	(1.17) F	(.10)	(.26)
Distributions from net realized gain	-	(1.34)	(2.40)	(4.67) F	(1.85)	-
Total distributions	(1.83)	(1.59)	(2.40)	(5.84)	(1.95)	(.26)
Net asset value, end of period	$31.92	$33.85	$27.79	$25.99	$46.10	$40.16
Total Return G,H	(.21) %	28.70%	16.06%	(35.11)%	20.08%	23.95%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90% K	.88%	1.07%	1.12%	1.04%	1.11%
Expenses net of fee waivers, if any	.90 % K	.88%	1.07%	1.12%	1.04%	1.11%
Expenses net of all reductions, if any	.90% K	.88%	1.07%	1.12%	1.04%	1.10%
Net investment income (loss)	2.01% C,K	2.88% D	1.08% E	.64%	.32%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$702,376	$715,686	$649,965	$657,558	$1,214,726	$1,084,673
Portfolio turnover rate L	53 % K	61%	46%	29%	40%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.41 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .72%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.39 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.61%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stock	$8,239,939	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.5	Increase
			Enterprise value/Revenue multiple (EV/R)	10.0	Increase
		Recovery value	Recovery value	$0.00	Increase
Convertible Preferred Stock	$1,129,672	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8% - 10.0% / 5.1%	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$15.40	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$193,402,908
Gross unrealized depreciation	(52,808,810)
Net unrealized appreciation (depreciation)	$140,594,098
Tax cost	$578,959,741

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(620,529)
Total capital loss carryforward	$(620,529)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	183,289,248	186,120,548
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pacific Basin Fund	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pacific Basin Fund	.83

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Pacific Basin Fund	MSCI All Country Pacific Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .03%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Pacific Basin Fund	4,132

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Pacific Basin Fund	Borrower	4,589,100	4.70%	5,998

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pacific Basin Fund	-	688,168	27,680
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Pacific Basin Fund	541
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Pacific Basin Fund	33,919	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Pacific Basin Fund	555,000	4.83%	819
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Pacific Basin Fund	17%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703611.127
TIF-SANN-0625
Fidelity® International Value Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Value Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.4%
	Shares	Value ($)
AUSTRALIA - 3.4%
Financials - 1.1%
Banks - 0.2%
Commonwealth Bank of Australia	40,029	4,266,656
Capital Markets - 0.9%
Macquarie Group Ltd	142,460	17,604,503
TOTAL FINANCIALS		21,871,159

Materials - 2.3%
Metals & Mining - 2.3%
BHP Group Ltd	1,343,609	32,023,109
Glencore PLC	4,898,300	16,060,232
		48,083,341
TOTAL AUSTRALIA		69,954,500
BELGIUM - 1.8%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	220,416	20,240,541
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	92,500	16,886,687
TOTAL BELGIUM		37,127,228
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	57,888	12,269,934
FINLAND - 1.7%
Financials - 1.3%
Insurance - 1.3%
Mandatum Holding Oy	313,234	2,205,020
Sampo Oyj A Shares	2,500,570	25,052,222
		27,257,242
Utilities - 0.4%
Electric Utilities - 0.4%
Fortum Oyj	455,100	7,601,933
TOTAL FINLAND		34,859,175
FRANCE - 9.8%
Communication Services - 0.5%
Entertainment - 0.2%
Vivendi SE	1,700,992	5,268,333
Media - 0.3%
Canal+ SA	1,493,892	3,394,501
Louis Hachette Group	1,408,292	2,200,034
		5,594,535
TOTAL COMMUNICATION SERVICES		10,862,868

Consumer Staples - 1.6%
Food Products - 1.6%
Danone SA	393,100	33,824,847
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
TotalEnergies SE	529,905	30,180,834
Financials - 4.0%
Banks - 1.4%
BNP Paribas SA	327,800	27,774,324
Insurance - 2.6%
AXA SA	1,104,405	52,233,831
TOTAL FINANCIALS		80,008,155

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	23,000	6,584,237
Industrials - 0.4%
Building Products - 0.4%
Cie de Saint-Gobain SA	75,500	8,208,210
Information Technology - 0.2%
IT Services - 0.2%
Alten SA	49,900	4,180,335
Materials - 1.3%
Chemicals - 1.3%
Air Liquide SA	129,507	26,610,866
TOTAL FRANCE		200,460,352
GERMANY - 13.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	46,800	3,939,190
Financials - 4.8%
Banks - 0.5%
Commerzbank AG	354,400	9,322,413
Capital Markets - 1.2%
Deutsche Bank AG	534,300	13,909,375
Deutsche Boerse AG	32,900	10,596,889
		24,506,264
Insurance - 3.1%
Hannover Rueck SE	74,500	23,833,804
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	58,835	40,278,993
		64,112,797
TOTAL FINANCIALS		97,941,474

Health Care - 1.3%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA (a)	451,200	21,365,733
Pharmaceuticals - 0.3%
Bayer AG	214,400	5,593,596
TOTAL HEALTH CARE		26,959,329

Industrials - 5.2%
Aerospace & Defense - 2.4%
Rheinmetall AG	27,738	47,239,275
Air Freight & Logistics - 0.8%
Deutsche Post AG	397,600	16,988,656
Industrial Conglomerates - 1.7%
Siemens AG	152,239	35,054,753
Machinery - 0.3%
Daimler Truck Holding AG	152,100	6,058,296
TOTAL INDUSTRIALS		105,340,980

Materials - 0.9%
Chemicals - 0.9%
BASF SE (a)	229,300	11,710,232
Covestro AG	91,400	6,150,424
		17,860,656
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vonovia SE	335,679	11,134,502
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	174,400	6,772,673
TOTAL GERMANY		269,948,804
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential PLC	1,277,846	13,587,054
Prudential PLC rights (a)(b)	1,473,146	247,921

TOTAL HONG KONG		13,834,975
INDIA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd GDR (c)	177,300	11,577,690
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	18,812,600	10,002,483
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	259,100	4,018,641
ITALY - 4.9%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Eni SpA	1,143,000	16,369,516
Financials - 3.3%
Banks - 3.3%
Mediobanca Banca di Credito Finanziario SpA	1,467,425	29,897,768
UniCredit SpA	661,600	38,492,455
		68,390,223
Industrials - 0.8%
Electrical Equipment - 0.3%
Prysmian SpA	109,400	6,009,583
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	200,400	9,591,144
TOTAL INDUSTRIALS		15,600,727

TOTAL ITALY		100,360,466
JAPAN - 20.3%
Communication Services - 2.2%
Entertainment - 1.5%
Nintendo Co Ltd	347,500	28,849,453
Interactive Media & Services - 0.4%
LY Corp	2,370,600	8,965,662
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp	126,000	6,371,777
TOTAL COMMUNICATION SERVICES		44,186,892

Consumer Discretionary - 2.7%
Automobile Components - 0.1%
Denso Corp	169,400	2,187,282
Automobiles - 1.4%
Toyota Motor Corp	1,516,300	28,960,450
Household Durables - 1.2%
Sony Group Corp	674,400	17,792,559
Sumitomo Forestry Co Ltd	236,100	6,783,457
		24,576,016
TOTAL CONSUMER DISCRETIONARY		55,723,748

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	581,000	7,268,019
Financials - 6.6%
Banks - 4.3%
Mitsubishi UFJ Financial Group Inc	3,513,361	44,265,289
Sumitomo Mitsui Financial Group Inc	1,782,900	42,535,026
		86,800,315
Financial Services - 0.8%
ORIX Corp	838,900	16,828,360
Insurance - 1.5%
Tokio Marine Holdings Inc	786,544	31,526,552
TOTAL FINANCIALS		135,155,227

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	35,100	4,130,083
Industrials - 5.0%
Industrial Conglomerates - 1.9%
Hitachi Ltd	1,524,000	37,666,445
Machinery - 1.4%
MINEBEA MITSUMI Inc	325,170	4,765,701
Mitsubishi Heavy Industries Ltd	1,241,800	24,479,413
		29,245,114
Trading Companies & Distributors - 1.7%
ITOCHU Corp	374,800	19,168,374
Mitsui & Co Ltd	771,400	15,598,574
		34,766,948
TOTAL INDUSTRIALS		101,678,507

Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd	117,200	3,239,435
IT Services - 1.3%
Fujitsu Ltd	779,300	17,312,511
TIS Inc	311,901	9,011,491
		26,324,002
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	802,417	9,416,575
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	632,700	12,959,207
TOTAL INFORMATION TECHNOLOGY		51,939,219

Materials - 0.8%
Chemicals - 0.8%
Shin-Etsu Chemical Co Ltd	571,200	17,382,469
TOTAL JAPAN		417,464,164
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Havas NV	1,403,292	2,318,129
SINGAPORE - 1.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Singapore Telecommunications Ltd	4,335,700	12,544,032
Financials - 1.2%
Banks - 1.2%
United Overseas Bank Ltd	942,305	25,026,532
TOTAL SINGAPORE		37,570,564
SOUTH AFRICA - 0.9%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	85,381	425,564
Materials - 0.9%
Metals & Mining - 0.9%
Anglo American PLC	627,261	17,123,204
TOTAL SOUTH AFRICA		17,548,768
SPAIN - 3.1%
Financials - 3.1%
Banks - 3.1%
Banco Santander SA (d)	7,278,682	50,974,639
Bankinter SA	1,102,900	12,794,063

TOTAL SPAIN		63,768,702
SWEDEN - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	1,232,640	36,384,273
SWITZERLAND - 3.7%
Financials - 3.7%
Capital Markets - 0.4%
UBS Group AG (United States)	303,226	9,166,522
Insurance - 3.3%
Swiss Life Holding AG	21,423	21,336,047
Zurich Insurance Group AG	64,481	45,734,492
		67,070,539
TOTAL SWITZERLAND		76,237,061
UNITED KINGDOM - 13.7%
Consumer Discretionary - 2.0%
Broadline Retail - 0.2%
B&M European Value Retail SA	797,100	3,573,561
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (United Kingdom) (a)	20,500	4,906,735
Household Durables - 1.5%
Barratt Redrow PLC	4,935,661	30,639,185
Specialty Retail - 0.1%
JD Sports Fashion PLC	1,941,000	2,032,684
TOTAL CONSUMER DISCRETIONARY		41,152,165

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.5%
Tesco PLC	2,081,800	10,302,835
Tobacco - 1.7%
Imperial Brands PLC	837,069	34,347,480
TOTAL CONSUMER STAPLES		44,650,315

Financials - 5.7%
Banks - 4.1%
HSBC Holdings PLC	2,994,600	33,381,930
Lloyds Banking Group PLC	31,119,139	30,573,881
Standard Chartered PLC	1,381,549	19,898,799
		83,854,610
Capital Markets - 0.9%
London Stock Exchange Group PLC	117,200	18,249,391
Insurance - 0.7%
Beazley PLC	1,183,600	13,951,959
TOTAL FINANCIALS		116,055,960

Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	117,912	16,892,866
Industrials - 3.1%
Aerospace & Defense - 2.7%
BAE Systems PLC	1,753,610	40,653,302
Rolls-Royce Holdings PLC	1,416,300	14,336,461
		54,989,763
Trading Companies & Distributors - 0.4%
Bunzl PLC	259,100	8,142,087
TOTAL INDUSTRIALS		63,131,850

TOTAL UNITED KINGDOM		281,883,156
UNITED STATES - 9.7%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Shell PLC ADR	925,700	59,689,136
Health Care - 2.5%
Pharmaceuticals - 2.5%
GSK PLC	434,752	8,600,563
Roche Holding AG	128,180	41,913,132
		50,513,695
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	40,816	6,859,270
Materials - 4.0%
Chemicals - 1.0%
Linde PLC	43,714	19,812,496
Construction Materials - 3.0%
CRH PLC	383,902	36,631,930
Holcim AG	222,130	24,822,579
		61,454,509
TOTAL MATERIALS		81,267,005

TOTAL UNITED STATES		198,329,106
TOTAL COMMON STOCKS (Cost $1,502,561,829)		1,895,918,171

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Cost $6,559,351)	120,600	4,972,438

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	136,034,110	136,061,317
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	44,832,186	44,836,669
TOTAL MONEY MARKET FUNDS (Cost $180,897,986)			180,897,986

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,690,019,166)	2,081,788,595
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(29,033,779)
NET ASSETS - 100.0%	2,052,754,816

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,577,690 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	62,042,278	413,373,099	339,354,060	1,083,109	-	-	136,061,317	136,034,110	0.2%
Fidelity Securities Lending Cash Central Fund	4,015,254	97,793,598	56,972,183	7,529	-	-	44,836,669	44,832,186	0.1%
Total	66,057,532	511,166,697	396,326,243	1,090,638	-	-	180,897,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	69,911,921	13,180,997	56,730,924	-
Consumer Discretionary	100,815,103	51,874,812	48,940,291	-
Consumer Staples	78,475,162	-	78,475,162	-
Energy	125,510,759	71,692,390	53,818,369	-
Financials	792,174,007	244,264,345	547,909,662	-
Health Care	125,985,538	54,448,894	71,536,644	-
Industrials	313,089,478	22,508,710	290,580,768	-
Information Technology	56,119,554	16,431,261	39,688,293	-
Materials	208,327,541	62,594,850	145,732,691	-
Real Estate	11,134,502	-	11,134,502	-
Utilities	14,374,606	7,601,933	6,772,673	-

Non-Convertible Preferred Stocks
Consumer Discretionary	4,972,438	-	4,972,438	-

Money Market Funds	180,897,986	180,897,986	-	-
Total Investments in Securities:	2,081,788,595	725,496,178	1,356,292,417	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,920,085) - See accompanying schedule:
Unaffiliated issuers (cost $1,509,121,180)	$1,900,890,609
Fidelity Central Funds (cost $180,897,986)	180,897,986

Total Investment in Securities (cost $1,690,019,166)		$2,081,788,595
Foreign currency held at value (cost $70,842)		72,738
Receivable for investments sold		4,772,646
Receivable for fund shares sold		8,790,897
Dividends receivable		10,114,158
Reclaims receivable		4,266,946
Distributions receivable from Fidelity Central Funds		309,750
Prepaid expenses		359
Total assets		2,110,116,089
Liabilities
Payable for investments purchased
Regular delivery	$8,238,210
Delayed delivery	247,921
Payable for fund shares redeemed	2,731,349
Accrued management fee	1,249,395
Distribution and service plan fees payable	11,220
Other payables and accrued expenses	46,509
Collateral on securities loaned	44,836,669
Total liabilities		57,361,273
Net Assets		$2,052,754,816
Net Assets consist of:
Paid in capital		$1,741,030,898
Total accumulated earnings (loss)		311,723,918
Net Assets		$2,052,754,816

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($33,845,123 ÷ 2,855,492 shares)(a)		$11.85
Maximum offering price per share (100/94.25 of $11.85)		$12.57
Class M :
Net Asset Value and redemption price per share ($6,146,651 ÷ 518,029 shares)(a)		$11.87
Maximum offering price per share (100/96.50 of $11.87)		$12.30
Class C :
Net Asset Value and offering price per share ($3,352,350 ÷ 280,951 shares)(a)		$11.93
International Value :
Net Asset Value, offering price and redemption price per share ($1,255,086,530 ÷ 105,950,849 shares)		$11.85
Class I :
Net Asset Value, offering price and redemption price per share ($226,730,730 ÷ 19,115,095 shares)		$11.86
Class Z :
Net Asset Value, offering price and redemption price per share ($527,593,432 ÷ 44,500,681 shares)		$11.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$26,719,451
Non-Cash dividends		7,980,455
Income from Fidelity Central Funds (including $7,529 from security lending)		1,090,638
Income before foreign taxes withheld		$35,790,544
Less foreign taxes withheld		(1,686,412)
Total income		34,104,132
Expenses
Management fee
Basic fee	$6,385,901
Performance adjustment	(96,535)
Distribution and service plan fees	54,518
Custodian fees and expenses	48,349
Independent trustees' fees and expenses	3,285
Registration fees	161,272
Audit fees	39,755
Legal	1,075
Miscellaneous	3,918
Total expenses before reductions	6,601,538
Expense reductions	(1,094)
Total expenses after reductions		6,600,444
Net Investment income (loss)		27,503,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,138,501
Foreign currency transactions	(274,612)
Total net realized gain (loss)		11,863,889
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	179,869,220
Assets and liabilities in foreign currencies	516,331
Total change in net unrealized appreciation (depreciation)		180,385,551
Net gain (loss)		192,249,440
Net increase (decrease) in net assets resulting from operations		$219,753,128
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,503,688	$26,214,521
Net realized gain (loss)	11,863,889	(3,040,677)
Change in net unrealized appreciation (depreciation)	180,385,551	158,249,922
Net increase (decrease) in net assets resulting from operations	219,753,128	181,423,766
Distributions to shareholders	(42,013,169)	(16,926,327)

Share transactions - net increase (decrease)	402,730,660	590,603,012
Total increase (decrease) in net assets	580,470,619	755,100,451

Net Assets
Beginning of period	1,472,284,197	717,183,746
End of period	$2,052,754,816	$1,472,284,197

Financial Highlights
Fidelity Advisor® International Value Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$8.85	$7.64	$9.65	$6.87	$8.25
Income from Investment Operations
Net investment income (loss) A,B	.17	.22	.20	.24	.25 C	.13
Net realized and unrealized gain (loss)	1.23	1.81	1.15	(1.87)	2.66	(1.24)
Total from investment operations	1.40	2.03	1.35	(1.63)	2.91	(1.11)
Distributions from net investment income	(.25)	(.18)	(.14)	(.38)	(.13)	(.24)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.25)	(.18)	(.14)	(.38)	(.13)	(.27)
Net asset value, end of period	$11.85	$10.70	$8.85	$7.64	$9.65	$6.87
Total Return D,E,F	13.42%	23.18%	17.72%	(17.43)%	42.56%	(14.01)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.10% I	1.15%	1.33%	1.46%	1.37%	1.30%
Expenses net of fee waivers, if any	1.10 % I	1.14%	1.29%	1.30%	1.33%	1.30%
Expenses net of all reductions, if any	1.10% I	1.14%	1.29%	1.30%	1.33%	1.28%
Net investment income (loss)	3.04% I	2.12%	2.21%	2.85%	2.77% C	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$33,845	$20,609	$17,133	$12,080	$10,566	$5,947
Portfolio turnover rate J	34 % I	29%	29%	25%	29% K	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.73%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$8.84	$7.63	$9.63	$6.86	$8.24
Income from Investment Operations
Net investment income (loss) A,B	.15	.19	.18	.22	.23 C	.11
Net realized and unrealized gain (loss)	1.25	1.81	1.15	(1.87)	2.65	(1.25)
Total from investment operations	1.40	2.00	1.33	(1.65)	2.88	(1.14)
Distributions from net investment income	(.22)	(.15)	(.12)	(.35)	(.11)	(.21)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.22)	(.15)	(.12)	(.35)	(.11)	(.24)
Net asset value, end of period	$11.87	$10.69	$8.84	$7.63	$9.63	$6.86
Total Return D,E,F	13.37%	22.87%	17.45%	(17.65)%	42.20%	(14.29)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.35% I	1.39%	1.59%	1.72%	1.62%	1.57%
Expenses net of fee waivers, if any	1.35 % I	1.39%	1.54%	1.55%	1.58%	1.57%
Expenses net of all reductions, if any	1.35% I	1.39%	1.54%	1.55%	1.58%	1.55%
Net investment income (loss)	2.79% I	1.88%	1.97%	2.60%	2.51% C	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$6,147	$4,730	$4,196	$3,498	$4,375	$2,884
Portfolio turnover rate J	34 % I	29%	29%	25%	29% K	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$8.85	$7.64	$9.60	$6.85	$8.22
Income from Investment Operations
Net investment income (loss) A,B	.13	.14	.13	.18	.18 C	.07
Net realized and unrealized gain (loss)	1.24	1.83	1.15	(1.87)	2.65	(1.24)
Total from investment operations	1.37	1.97	1.28	(1.69)	2.83	(1.17)
Distributions from net investment income	(.16)	(.10)	(.07)	(.27)	(.08)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.16)	(.10)	(.07)	(.27)	(.08)	(.20)
Net asset value, end of period	$11.93	$10.72	$8.85	$7.64	$9.60	$6.85
Total Return D,E,F	12.94%	22.44%	16.74%	(18.01)%	41.45%	(14.67)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.85% I	1.88%	2.09%	2.23%	2.12%	2.07%
Expenses net of fee waivers, if any	1.85 % I	1.88%	2.05%	2.05%	2.09%	2.07%
Expenses net of all reductions, if any	1.85% I	1.88%	2.05%	2.05%	2.09%	2.05%
Net investment income (loss)	2.29% I	1.38%	1.46%	2.09%	2.00% C	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$3,352	$2,365	$2,366	$2,190	$3,177	$2,947
Portfolio turnover rate J	34 % I	29%	29%	25%	29% K	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Value Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$8.86	$7.65	$9.66	$6.87	$8.25
Income from Investment Operations
Net investment income (loss) A,B	.18	.25	.22	.26	.28 C	.15
Net realized and unrealized gain (loss)	1.24	1.81	1.15	(1.86)	2.66	(1.23)
Total from investment operations	1.42	2.06	1.37	(1.60)	2.94	(1.08)
Distributions from net investment income	(.29)	(.20)	(.16)	(.41)	(.15)	(.27)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.29)	(.20)	(.16)	(.41)	(.15)	(.30)
Net asset value, end of period	$11.85	$10.72	$8.86	$7.65	$9.66	$6.87
Total Return D,E	13.66%	23.58%	17.96%	(17.20)%	43.08%	(13.70)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.89%	1.01%	1.13%	1.01%	.94%
Expenses net of fee waivers, if any	.81 % H	.89%	1.01%	1.05%	1.01%	.94%
Expenses net of all reductions, if any	.81% H	.89%	1.01%	1.05%	1.01%	.92%
Net investment income (loss)	3.33% H	2.37%	2.50%	3.10%	3.09% C	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,255,087	$885,896	$443,836	$367,478	$372,441	$406,661
Portfolio turnover rate I	34 % H	29%	29%	25%	29% J	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.05%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$8.87	$7.66	$9.67	$6.88	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.18	.24	.22	.25	.28 C	.15
Net realized and unrealized gain (loss)	1.24	1.82	1.15	(1.86)	2.66	(1.24)
Total from investment operations	1.42	2.06	1.37	(1.61)	2.94	(1.09)
Distributions from net investment income	(.29)	(.20)	(.16)	(.40)	(.15)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.29)	(.20)	(.16)	(.40)	(.15)	(.29)
Net asset value, end of period	$11.86	$10.73	$8.87	$7.66	$9.67	$6.88
Total Return D,E	13.62%	23.55%	17.97%	(17.23)%	43.05%	(13.75)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.92%	1.02%	1.09%	1.07%	.98%
Expenses net of fee waivers, if any	.85 % H	.92%	1.01%	1.04%	1.05%	.98%
Expenses net of all reductions, if any	.85% H	.92%	1.01%	1.04%	1.05%	.97%
Net investment income (loss)	3.29% H	2.34%	2.50%	3.10%	3.05% C	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$226,731	$164,277	$91,052	$74,751	$6,661	$10,406
Portfolio turnover rate I	34 % H	29%	29%	25%	29% J	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.01%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$8.88	$7.66	$9.67	$6.87	$8.25
Income from Investment Operations
Net investment income (loss) A,B	.19	.26	.24	.26	.30 C	.16
Net realized and unrealized gain (loss)	1.23	1.82	1.15	(1.86)	2.65	(1.23)
Total from investment operations	1.42	2.08	1.39	(1.60)	2.95	(1.07)
Distributions from net investment income	(.30)	(.22)	(.17)	(.41)	(.15)	(.28)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.30)	(.22)	(.17)	(.41)	(.15)	(.31)
Net asset value, end of period	$11.86	$10.74	$8.88	$7.66	$9.67	$6.87
Total Return D,E	13.67%	23.71%	18.20%	(17.13)%	43.35%	(13.58)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.79%	.87%	.94%	.89%	.82%
Expenses net of fee waivers, if any	.73 % H	.79%	.86%	.89%	.89%	.82%
Expenses net of all reductions, if any	.73% H	.79%	.86%	.89%	.89%	.81%
Net investment income (loss)	3.41% H	2.47%	2.65%	3.25%	3.21% C	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$527,593	$394,406	$158,601	$118,176	$11,946	$2,549
Portfolio turnover rate I	34 % H	29%	29%	25%	29% J	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies(PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$441,772,432
Gross unrealized depreciation	(72,775,782)
Net unrealized appreciation (depreciation)	$368,996,650
Tax cost	$1,712,791,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(39,068,564)
Long-term	(48,645,184)
Total capital loss carryforward	$(87,713,748)

Due to large redemptions in a prior period, approximately $26,969,064 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $5,836,972 of those capital losses per year to offset capital gains.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	548,976,383	267,811,130
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Value	.87
Class I	.87
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.83
Class M	.83
Class C	.83
International Value	.79
Class I	.83
Class Z	.71

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Value Fund	MSCI EAFE Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.01)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	29,567	2,094
Class M	.25%	.25%	12,508	148
Class C	.75%	.25%	12,443	1,085
			54,518	3,327

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,648
Class M	913
Class CA	27
10,588

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Value Fund	209

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Value Fund	59,383,592	1,870,688	284,538
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Value Fund	1,239
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Value Fund	702	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,094.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Value Fund
Distributions to shareholders
Class A	$488,630	$348,977
Class M	96,338	72,953
Class C	33,393	27,673
International Value	24,793,093	10,313,599
Class I	4,958,469	2,133,490
Class Z	11,643,246	4,029,635
Total	$42,013,169	$16,926,327
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Value Fund
Class A
Shares sold	1,117,724	409,712	$12,680,630	$4,210,717
Reinvestment of distributions	46,752	36,641	485,618	346,659
Shares redeemed	(234,965)	(457,274)	(2,563,190)	(4,730,489)
Net increase (decrease)	929,511	(10,921)	$10,603,058	$(173,113)
Class M
Shares sold	90,380	25,444	$1,028,609	$257,449
Reinvestment of distributions	9,259	7,505	96,338	71,094
Shares redeemed	(23,924)	(65,455)	(258,018)	(674,620)
Net increase (decrease)	75,715	(32,506)	$866,929	$(346,077)
Class C
Shares sold	87,350	24,053	$1,007,854	$245,624
Reinvestment of distributions	3,198	2,901	33,393	27,673
Shares redeemed	(30,352)	(73,408)	(331,945)	(749,686)
Net increase (decrease)	60,196	(46,454)	$709,302	$(476,389)
International Value
Shares sold	40,914,979	43,576,697	$453,267,782	$455,952,864
Reinvestment of distributions	1,839,614	930,687	19,105,277	8,794,774
Shares redeemed	(19,430,870)	(11,974,365)	(207,659,071)	(123,234,962)
Net increase (decrease)	23,323,723	32,533,019	$264,713,988	$341,512,676
Class I
Shares sold	7,489,746	11,977,758	$81,576,578	$126,009,409
Reinvestment of distributions	467,850	221,911	4,863,643	2,101,443
Shares redeemed	(4,146,244)	(7,158,179)	(44,772,244)	(75,842,662)
Net increase (decrease)	3,811,352	5,041,490	$41,667,977	$52,268,190
Class Z
Shares sold	15,325,812	25,315,241	$166,502,847	$265,920,733
Reinvestment of distributions	853,657	352,743	8,868,907	3,336,691
Shares redeemed	(8,407,852)	(6,806,180)	(91,202,348)	(71,439,699)
Net increase (decrease)	7,771,617	18,861,804	$84,169,406	$197,817,725
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.827485.118
FIV-SANN-0625
Fidelity® International Small Cap Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Small Cap Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 3.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Amotiv Ltd	3,180,629	15,771,575
Consumer Staples - 0.6%
Food Products - 0.6%
Inghams Group Ltd	12,709,168	27,901,227
Financials - 1.1%
Insurance - 1.1%
AUB Group Ltd	1,444,431	29,494,495
nib holdings Ltd/Australia	5,191,035	22,646,642
		52,141,137
Materials - 1.0%
Metals & Mining - 1.0%
Deterra Royalties Ltd	9,100,000	21,217,055
Imdex Ltd	15,235,985	28,823,362
		50,040,417
Real Estate - 0.8%
Real Estate Management & Development - 0.5%
Servcorp Ltd (a)	7,066,585	22,845,944
Specialized REITs - 0.3%
National Storage REIT unit	10,281,996	15,118,798
TOTAL REAL ESTATE		37,964,742

TOTAL AUSTRALIA		183,819,098
AUSTRIA - 2.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Eurotelesites AG (b)	2,504,800	14,244,565
Telekom Austria AG	3,160,400	33,368,015
		47,612,580
Industrials - 0.7%
Construction & Engineering - 0.7%
Strabag SE	411,597	36,043,263
Materials - 1.2%
Construction Materials - 0.7%
Wienerberger AG	946,000	33,093,358
Containers & Packaging - 0.5%
Mayr Melnhof Karton AG	249,700	23,025,833
TOTAL MATERIALS		56,119,191

TOTAL AUSTRIA		139,775,034
BELGIUM - 1.1%
Health Care - 0.9%
Health Care Providers & Services - 0.9%
Fagron	1,854,100	43,058,552
Information Technology - 0.2%
IT Services - 0.2%
Econocom Group SA/NV	4,274,795	8,842,773
TOTAL BELGIUM		51,901,325
BRAZIL - 1.5%
Consumer Discretionary - 0.6%
Diversified Consumer Services - 0.6%
Afya Ltd Class A (c)	1,560,200	29,643,800
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Atacadao SA	11,486,200	17,304,742
Health Care - 0.5%
Pharmaceuticals - 0.5%
Hypera SA	5,722,400	24,320,818
TOTAL BRAZIL		71,269,360
CANADA - 4.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Multiple Voting Shares	612,800	16,873,559
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 0.9%
North West Co Inc/The	1,044,900	41,914,239
Food Products - 0.9%
Lassonde Industries Inc Class A	290,699	43,703,957
TOTAL CONSUMER STAPLES		85,618,196

Energy - 0.6%
Energy Equipment & Services - 0.1%
Total Energy Services Inc	962,500	6,185,804
Oil, Gas & Consumable Fuels - 0.5%
Parkland Corp	707,400	17,820,980
TOTAL ENERGY		24,006,784

Financials - 0.2%
Financial Services - 0.2%
ECN Capital Corp	5,364,300	10,856,228
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Richelieu Hardware Ltd	298,200	7,053,751
Information Technology - 0.4%
Software - 0.4%
Open Text Corp	755,296	20,446,574
Materials - 0.5%
Containers & Packaging - 0.5%
CCL Industries Inc Class B	443,900	23,196,399
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Genesis Land Development Corp (a)	4,888,699	11,028,474
TOTAL CANADA		199,079,965
CHINA - 3.5%
Consumer Discretionary - 0.4%
Automobile Components - 0.3%
Weifu High-Technology Group Co Ltd B Shares	8,579,471	13,477,675
Textiles, Apparel & Luxury Goods - 0.1%
Best Pacific International Holdings Ltd (d)	22,158,900	6,914,299
TOTAL CONSUMER DISCRETIONARY		20,391,974

Financials - 0.4%
Financial Services - 0.4%
Far East Horizon Ltd	28,280,000	21,914,849
Health Care - 0.9%
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	7,144,800	16,895,615
Pharmaceuticals - 0.6%
Consun Pharmaceutical Group Ltd	22,500,000	26,864,459
TOTAL HEALTH CARE		43,760,074

Industrials - 1.5%
Machinery - 0.9%
Impro Precision Industries Ltd/China (d)(e)	28,391,300	8,456,329
Precision Tsugami China Corp Ltd (d)	7,224,453	19,701,529
Yangzijiang Shipbuildling (Holdings) Ltd (b)	8,000,000	13,703,707
		41,861,565
Transportation Infrastructure - 0.6%
Qingdao Port International Co Ltd H Shares (d)(e)	40,373,000	29,151,684
TOTAL INDUSTRIALS		71,013,249

Materials - 0.3%
Containers & Packaging - 0.3%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	5,606,766	15,980,927
TOTAL CHINA		173,061,073
DENMARK - 0.9%
Financials - 0.9%
Banks - 0.9%
Spar Nord Bank A/S (b)	1,398,975	44,884,401
FINLAND - 1.1%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Tokmanni Group Corp	1,195,500	18,808,826
Materials - 0.7%
Containers & Packaging - 0.7%
Huhtamaki Oyj	963,100	35,371,771
TOTAL FINLAND		54,180,597
FRANCE - 2.7%
Communication Services - 0.4%
Media - 0.4%
IPSOS SA	441,200	20,782,242
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA (b)	1,839,400	33,975,777
Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	283,032	3,302,518
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Thermador Groupe	404,966	30,324,415
Real Estate - 0.9%
Industrial REITs - 0.5%
ARGAN SA	337,200	23,263,619
Residential REITs - 0.4%
Altarea SCA	157,557	18,141,565
TOTAL REAL ESTATE		41,405,184

TOTAL FRANCE		129,790,136
GERMANY - 2.4%
Financials - 0.6%
Insurance - 0.6%
Talanx AG	266,467	30,458,394
Industrials - 1.8%
Aerospace & Defense - 0.8%
Rheinmetall AG	22,225	37,850,346
Commercial Services & Supplies - 0.1%
Takkt AG	809,882	6,972,809
Machinery - 0.9%
JOST Werke SE (d)(e)	437,020	24,531,120
Norma Group SE	623,692	7,757,913
Stabilus SE	372,000	10,240,511
		42,529,544
TOTAL INDUSTRIALS		87,352,699

TOTAL GERMANY		117,811,093
GREECE - 2.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
OPAP SA	1,109,300	24,593,042
Industrials - 1.5%
Industrial Conglomerates - 1.0%
Metlen Energy & Metals SA	1,013,101	47,743,965
Transportation Infrastructure - 0.5%
Athens International Airport SA	2,498,200	25,866,985
TOTAL INDUSTRIALS		73,610,950

TOTAL GREECE		98,203,992
HONG KONG - 1.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.5%
HKT Trust & HKT Ltd unit	16,166,000	23,012,100
Media - 0.3%
Pico Far East Holdings Ltd	61,300,071	15,096,593
TOTAL COMMUNICATION SERVICES		38,108,693

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Magnificent Hotel Investment Ltd (b)	316,412,000	2,692,659
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	22,648,500	20,266,722
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASMPT Ltd	3,033,900	20,420,029
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (b)(f)	436,800	1
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Sino Land Co Ltd	13,064,375	13,442,379
TOTAL HONG KONG		94,930,483
HUNGARY - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	1,497,000	45,287,668
INDIA - 1.7%
Financials - 1.2%
Banks - 0.2%
IndusInd Bank Ltd	1,084,400	10,755,236
Consumer Finance - 1.0%
Shriram Finance Ltd	6,080,260	44,002,111
TOTAL FINANCIALS		54,757,347

Real Estate - 0.5%
Office REITs - 0.5%
Embassy Office Parks REIT	5,935,400	26,778,526
TOTAL INDIA		81,535,873
INDONESIA - 1.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Selamat Sempurna Tbk PT	197,940,200	21,253,187
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	125,000,000	16,181,832
Financials - 0.4%
Banks - 0.4%
Bank Syariah Indonesia Tbk PT	105,000,000	18,059,193
TOTAL INDONESIA		55,494,212
IRELAND - 1.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Dalata Hotel Group PLC	4,166,409	23,882,777
Industrials - 0.6%
Machinery - 0.1%
Mincon Group Plc (a)	13,529,844	5,701,750
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	215,172	22,808,232
TOTAL INDUSTRIALS		28,509,982

Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	16,285,700	18,818,240
TOTAL IRELAND		71,210,999
ITALY - 3.1%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Pirelli & C SpA (d)(e)	2,750,000	16,897,591
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
MARR SpA	985,827	10,866,407
Financials - 1.5%
Capital Markets - 0.7%
Banca Generali SpA	559,300	33,010,717
Financial Services - 0.8%
Banca Mediolanum SpA (c)	1,000,000	14,862,992
BFF Bank SpA (b)(d)(e)	2,405,056	22,695,649
		37,558,641
TOTAL FINANCIALS		70,569,358

Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	571,211	33,551,947
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Sesa SpA	253,400	21,271,456
TOTAL ITALY		153,156,759
JAPAN - 22.3%
Communication Services - 0.7%
Entertainment - 0.7%
Capcom Co Ltd	1,105,900	32,013,709
Consumer Discretionary - 2.9%
Automobiles - 0.5%
Isuzu Motors Ltd	1,833,300	24,655,020
Broadline Retail - 0.4%
ASKUL Corp	1,658,900	17,623,927
Distributors - 1.1%
Central Automotive Products Ltd	1,872,300	22,182,656
PALTAC Corp	1,122,300	31,036,329
		53,218,985
Leisure Products - 0.4%
Roland Corp	791,400	17,518,401
Specialty Retail - 0.5%
ARCLANDS CORP (c)	2,194,589	26,615,032
TOTAL CONSUMER DISCRETIONARY		139,631,365

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.7%
Tsuruha Holdings Inc (c)	402,400	32,295,006
Food Products - 0.4%
S Foods Inc	1,137,623	21,442,817
TOTAL CONSUMER STAPLES		53,737,823

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Itochu Enex Co Ltd	53,600	578,061
San-Ai Obbli Co Ltd	2,034,900	23,867,166
		24,445,227
Financials - 1.3%
Banks - 1.3%
Hokuhoku Financial Group Inc	1,769,400	31,494,775
Kyoto Financial Group Inc (c)	1,846,900	31,530,864
		63,025,639
Health Care - 1.1%
Health Care Providers & Services - 1.1%
As One Corp	1,409,100	22,287,590
Ship Healthcare Holdings Inc	2,284,800	33,062,325
		55,349,915
Industrials - 7.8%
Commercial Services & Supplies - 0.3%
Prestige International Inc	3,604,500	16,915,789
Electrical Equipment - 0.6%
Fuji Electric Co Ltd	715,400	31,811,517
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	90,000	24,913,974
Machinery - 1.5%
Ebara Corp	2,538,600	38,134,330
Kawasaki Heavy Industries Ltd	600,000	35,791,017
		73,925,347
Professional Services - 3.0%
BayCurrent Inc	984,700	53,059,188
Funai Soken Holdings Inc	1,552,300	24,753,420
MEITEC Group Holdings Inc	1,123,100	23,026,771
Persol Holdings Co Ltd	13,000,500	23,449,636
TKC Corp	632,000	17,769,198
		142,058,213
Trading Companies & Distributors - 1.1%
Inaba Denki Sangyo Co Ltd	1,432,300	37,645,709
Mitani Corp	1,302,442	17,170,955
		54,816,664
Transportation Infrastructure - 0.8%
Kamigumi Co Ltd	1,567,600	38,307,416
TOTAL INDUSTRIALS		382,748,920

Information Technology - 4.7%
Electronic Equipment, Instruments & Components - 1.4%
Amano Corp	746,850	21,734,807
Dexerials Corp	2,081,600	24,371,230
Maruwa Co Ltd/Aichi	120,300	24,450,399
		70,556,436
IT Services - 1.6%
Dentsu Soken Inc	460,000	20,075,535
NSD Co Ltd	1,421,900	33,404,407
TIS Inc	855,200	24,708,569
		78,188,511
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	2,940,200	34,504,023
Software - 1.0%
Justsystems Corp	606,900	14,474,255
Systena Corp	3,524,100	9,168,871
WingArc1st Inc	875,889	23,339,888
		46,983,014
TOTAL INFORMATION TECHNOLOGY		230,231,984

Materials - 1.4%
Chemicals - 1.4%
Kuraray Co Ltd	2,684,600	31,360,130
NOF Corp (c)	2,488,200	37,328,221
		68,688,351
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Starts Corp Inc	550,000	14,925,164
Utilities - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co Inc/The	2,332,500	28,737,418
TOTAL JAPAN		1,093,535,515
KOREA (SOUTH) - 1.0%
Industrials - 0.6%
Electrical Equipment - 0.6%
Vitzrocell Co Ltd (a)	1,609,341	26,981,306
Materials - 0.4%
Chemicals - 0.4%
Soulbrain Co Ltd	161,800	19,669,661
TOTAL KOREA (SOUTH)		46,650,967
MEXICO - 3.5%
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.8%
Grupo Comercial Chedraui SA de CV (c)	5,952,400	38,496,871
Food Products - 0.9%
Gruma SAB de CV Series B	2,239,500	42,797,227
TOTAL CONSUMER STAPLES		81,294,098

Financials - 1.4%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	11,240,882	23,587,481
Insurance - 0.9%
Qualitas Controladora SAB de CV (c)	4,041,435	44,535,025
TOTAL FINANCIALS		68,122,506

Health Care - 0.4%
Pharmaceuticals - 0.4%
Genomma Lab Internacional SAB de CV	17,240,361	20,264,160
TOTAL MEXICO		169,680,764
NETHERLANDS - 1.3%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Acomo NV	915,999	22,465,977
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	283,041	16,368,825
Industrials - 0.5%
Professional Services - 0.5%
Arcadis NV	475,950	22,969,066
TOTAL NETHERLANDS		61,803,868
NORWAY - 1.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Europris ASA (d)(e)	5,267,900	39,040,611
Financials - 0.9%
Banks - 0.9%
SpareBank 1 SMN	2,308,400	41,746,196
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	2,186,000	7,301,795
TOTAL NORWAY		88,088,602
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Intercorp Financial Services Inc (United States) (d)	683,100	23,136,597
PHILIPPINES - 1.4%
Consumer Staples - 1.0%
Food Products - 1.0%
Century Pacific Food Inc	69,526,800	47,504,258
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Robinsons Land Corp	91,729,000	19,206,770
TOTAL PHILIPPINES		66,711,028
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)(c)	1,358,941	7,365,460
ROMANIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Banca Transilvania SA	6,387,994	40,936,193
SINGAPORE - 1.5%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Hour Glass Ltd/The	15,272,380	18,431,626
Industrials - 0.6%
Construction & Engineering - 0.2%
Boustead Singapore Ltd	15,826,266	12,591,888
Professional Services - 0.4%
HRnetgroup Ltd (d)	34,654,100	18,424,761
TOTAL INDUSTRIALS		31,016,649

Real Estate - 0.5%
Industrial REITs - 0.5%
Mapletree Industrial Trust	16,650,531	25,756,381
TOTAL SINGAPORE		75,204,656
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Pepkor Holdings Ltd (c)(d)(e)	22,117,500	31,889,865
SPAIN - 3.6%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
CIE Automotive SA (c)	997,300	26,267,648
Consumer Staples - 0.5%
Food Products - 0.5%
Viscofan SA	331,632	23,893,840
Financials - 1.0%
Insurance - 1.0%
Grupo Catalana Occidente SA	857,122	47,675,641
Industrials - 1.6%
Air Freight & Logistics - 1.1%
Logista Integral SA	1,620,600	55,297,209
Commercial Services & Supplies - 0.5%
Prosegur Comp Securidad SA	8,217,481	22,854,021
TOTAL INDUSTRIALS		78,151,230

TOTAL SPAIN		175,988,359
SWEDEN - 2.0%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Haypp Group AB (b)	1,232,700	12,983,173
Industrials - 0.8%
Machinery - 0.5%
Beijer Alma AB B Shares	1,050,000	21,835,394
Trading Companies & Distributors - 0.3%
Alligo AB B Shares	1,372,997	15,654,055
TOTAL INDUSTRIALS		37,489,449

Materials - 1.0%
Chemicals - 0.4%
Hexpol AB B Shares	2,197,800	19,032,214
Metals & Mining - 0.6%
Granges AB	2,249,076	28,085,818
TOTAL MATERIALS		47,118,032

TOTAL SWEDEN		97,590,654
SWITZERLAND - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Anhui Heli Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 12/8/2025 (b)(e)	8,014,256	17,528,169
TAIWAN - 2.9%
Communication Services - 0.7%
Entertainment - 0.7%
International Games System Co Ltd	1,337,000	34,593,723
Industrials - 0.5%
Professional Services - 0.2%
Sporton International Inc	2,313,977	12,111,118
Trading Companies & Distributors - 0.3%
Lumax International Corp Ltd	4,537,292	13,482,961
TOTAL INDUSTRIALS		25,594,079

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Test Research Co Ltd	7,960,000	26,627,137
Tripod Technology Corp	5,125,000	29,531,313
Yageo Corp	1,185,149	16,958,952
		73,117,402
Materials - 0.2%
Chemicals - 0.2%
Yung Chi Paint & Varnish Manufacturing Co Ltd	3,312,000	7,787,191
TOTAL TAIWAN		141,092,395
THAILAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Star Petroleum Refining PCL	82,343,000	13,441,765
UNITED KINGDOM - 13.4%
Communication Services - 0.6%
Media - 0.6%
Informa PLC	2,777,133	26,936,498
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.4%
On the Beach Group PLC (d)(e)	4,997,336	17,648,867
Household Durables - 0.3%
Vistry Group PLC (b)	1,963,198	16,462,099
TOTAL CONSUMER DISCRETIONARY		34,110,966

Consumer Staples - 2.3%
Food Products - 2.3%
Cranswick PLC	508,900	35,131,331
Premier Foods PLC	19,512,907	51,801,664
Tate & Lyle PLC	3,640,843	27,075,005
		114,008,000
Energy - 0.5%
Energy Equipment & Services - 0.5%
Subsea 7 SA	1,651,200	24,839,264
Financials - 3.3%
Banks - 0.3%
Close Brothers Group PLC (b)	3,500,000	15,150,134
Capital Markets - 1.0%
Intermediate Capital Group PLC	975,000	24,376,416
Rathbones Group PLC	1,142,700	23,909,157
		48,285,573
Insurance - 2.0%
Direct Line Insurance Group PLC	6,560,900	24,744,703
Hiscox Ltd	2,803,648	41,063,275
Lancashire Holdings Ltd	2,403,500	18,033,703
Sabre Insurance Group PLC (d)(e)	9,855,200	16,522,603
		100,364,284
TOTAL FINANCIALS		163,799,991

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
ConvaTec Group PLC (d)(e)	8,515,700	29,484,373
Industrials - 3.9%
Commercial Services & Supplies - 0.6%
Mears Group PLC (a)	5,828,589	30,100,072
Industrial Conglomerates - 0.7%
DCC PLC	531,100	34,582,960
Machinery - 0.5%
Bodycote PLC	2,311,471	14,663,168
Luxfer Holdings PLC	1,099,959	11,835,558
		26,498,726
Passenger Airlines - 0.6%
JET2 PLC	1,381,000	29,134,461
Trading Companies & Distributors - 1.5%
Ashtead Technology Holdings plc (a)(c)	7,210,800	47,808,921
RS GROUP PLC	2,670,653	18,347,569
		66,156,490
TOTAL INDUSTRIALS		186,472,709

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Grainger PLC	9,396,166	26,922,881
LSL Property Services PLC	4,351,335	16,237,268
Savills PLC	2,648,800	32,723,617
		75,883,766
TOTAL UNITED KINGDOM		655,535,567
UNITED STATES - 2.9%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc (b)	202,400	21,494,880
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	966,800	33,673,644
Core Natural Resources Inc	190,000	13,719,900
		47,393,544
Materials - 1.5%
Construction Materials - 1.2%
GCC SAB de CV	1,468,100	12,311,213
RHI Magnesita NV	1,056,191	43,846,296
		56,157,509
Containers & Packaging - 0.3%
Smurfit WestRock PLC	353,100	14,837,262
TOTAL MATERIALS		70,994,771

TOTAL UNITED STATES		139,883,195
TOTAL COMMON STOCKS (Cost $3,973,905,399)		4,711,455,687

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	48,270,809	48,280,463
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	36,592,303	36,595,962
TOTAL MONEY MARKET FUNDS (Cost $84,876,426)			84,876,425

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $4,058,781,825)	4,796,332,112
NET OTHER ASSETS (LIABILITIES) - 2.0%	100,258,265
NET ASSETS - 100.0%	4,896,590,377

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $324,762,600 or 6.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,113,583 or 5.6% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,365,948	295,856,408	330,941,893	1,625,509	-	-	48,280,463	48,270,809	0.1%
Fidelity Securities Lending Cash Central Fund	48,249	341,327,983	304,780,269	115,097	-	(1)	36,595,962	36,592,303	0.1%
Total	83,414,197	637,184,391	635,722,162	1,740,606	-	(1)	84,876,425

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ashtead Technology Holdings plc	45,808,505	5,013,661	-	-	-	(3,013,245)	47,808,921	7,210,800
Genesis Land Development Corp	14,606,233	-	-	296,507	-	(3,577,759)	11,028,474	4,888,699
Mears Group PLC	36,775,536	-	12,636,508	-	(1,381,825)	7,342,869	30,100,072	5,828,589
Mincon Group Plc	6,475,519	-	-	149,472	-	(773,769)	5,701,750	13,529,844
Servcorp Ltd	23,181,584	-	-	618,425	-	(335,640)	22,845,944	7,066,585
Vitzrocell Co Ltd	21,869,198	-	-	425,532	-	5,112,108	26,981,306	1,609,341
Total	148,716,575	5,013,661	12,636,508	1,489,936	(1,381,825)	4,754,564	144,466,467

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	224,286,464	189,692,741	34,593,723	-
Consumer Discretionary	497,785,565	404,196,482	93,589,083	-
Consumer Staples	521,043,122	429,455,805	91,587,317	-
Energy	168,102,361	154,660,596	13,441,765	-
Financials	771,755,013	646,797,336	124,957,677	-
Health Care	295,077,507	295,077,507	-	-
Industrials	1,142,859,886	831,389,578	311,470,308	-
Information Technology	374,330,218	266,708,793	107,621,425	-
Materials	394,966,712	270,128,385	124,838,326	1
Real Estate	292,511,421	182,805,002	109,706,419	-
Utilities	28,737,418	-	28,737,418	-

Money Market Funds	84,876,425	84,876,425	-	-
Total Investments in Securities:	4,796,332,112	3,755,788,650	1,040,543,461	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,696,918) - See accompanying schedule:
Unaffiliated issuers (cost $3,867,672,144)	$4,566,989,220
Fidelity Central Funds (cost $84,876,426)	84,876,425
Other affiliated issuers (cost $106,233,255)	144,466,467

Total Investment in Securities (cost $4,058,781,825)		$4,796,332,112
Foreign currency held at value (cost $86,234,798)		87,799,834
Receivable for investments sold		24,626,579
Receivable for fund shares sold		2,728,283
Dividends receivable		28,367,659
Reclaims receivable		5,598,360
Distributions receivable from Fidelity Central Funds		225,932
Prepaid expenses		1,419
Other receivables		128,993
Total assets		4,945,809,171
Liabilities
Payable for investments purchased	$1,242,586
Payable for fund shares redeemed	2,906,845
Accrued management fee	3,828,791
Distribution and service plan fees payable	43,140
Deferred taxes	4,508,668
Other payables and accrued expenses	96,896
Collateral on securities loaned	36,591,868
Total liabilities		49,218,794
Net Assets		$4,896,590,377
Net Assets consist of:
Paid in capital		$4,211,533,969
Total accumulated earnings (loss)		685,056,408
Net Assets		$4,896,590,377

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($134,065,506 ÷ 4,100,934 shares)(a)		$32.69
Maximum offering price per share (100/94.25 of $32.69)		$34.68
Class M :
Net Asset Value and redemption price per share ($17,953,441 ÷ 552,075 shares)(a)		$32.52
Maximum offering price per share (100/96.50 of $32.52)		$33.70
Class C :
Net Asset Value and offering price per share ($11,452,084 ÷ 365,417 shares)(a)		$31.34
International Small Cap :
Net Asset Value, offering price and redemption price per share ($1,570,567,665 ÷ 46,958,807 shares)		$33.45
Class I :
Net Asset Value, offering price and redemption price per share ($1,303,439,299 ÷ 38,699,154 shares)		$33.68
Class Z :
Net Asset Value, offering price and redemption price per share ($1,859,112,382 ÷ 55,267,247 shares)		$33.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends (including $1,489,936 earned from affiliated issuers)		$70,634,920
Income from Fidelity Central Funds (including $115,097 from security lending)		1,740,606
Income before foreign taxes withheld		$72,375,526
Less foreign taxes withheld		(4,591,451)
Total income		67,784,075
Expenses
Management fee
Basic fee	$19,776,764
Performance adjustment	1,944,991
Distribution and service plan fees	263,605
Custodian fees and expenses	209,129
Independent trustees' fees and expenses	10,334
Registration fees	115,692
Audit fees	57,943
Legal	2,902
Miscellaneous	42,580
Total expenses before reductions	22,423,940
Expense reductions	(1,727)
Total expenses after reductions		22,422,213
Net Investment income (loss)		45,361,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $252,510)	42,964,689
Affiliated issuers	(1,381,825)
Foreign currency transactions	(1,208,703)
Total net realized gain (loss)		40,374,161
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,693,220)	232,431,894
Fidelity Central Funds	(1)
Other affiliated issuers	4,754,564
Assets and liabilities in foreign currencies	4,606,747
Total change in net unrealized appreciation (depreciation)		241,793,204
Net gain (loss)		282,167,365
Net increase (decrease) in net assets resulting from operations		$327,529,227
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,361,862	$97,982,787
Net realized gain (loss)	40,374,161	37,452,111
Change in net unrealized appreciation (depreciation)	241,793,204	563,297,242
Net increase (decrease) in net assets resulting from operations	327,529,227	698,732,140
Distributions to shareholders	(120,637,857)	(81,035,424)

Share transactions - net increase (decrease)	(88,591,400)	505,200,813
Total increase (decrease) in net assets	118,299,970	1,122,897,529

Net Assets
Beginning of period	4,778,290,407	3,655,392,878
End of period	$4,896,590,377	$4,778,290,407

Financial Highlights
Fidelity Advisor® International Small Cap Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.28	$26.84	$23.88	$34.31	$24.75	$26.32
Income from Investment Operations
Net investment income (loss) A,B	.25	.58	.44	.58	.31	.27
Net realized and unrealized gain (loss)	1.88	4.37	2.63	(8.74)	9.42	(1.26)
Total from investment operations	2.13	4.95	3.07	(8.16)	9.73	(.99)
Distributions from net investment income	(.72)	(.51)	(.11)	(.75)	(.17)	(.44)
Distributions from net realized gain	-	-	-	(1.52)	-	(.14)
Total distributions	(.72)	(.51)	(.11)	(2.27)	(.17)	(.58)
Net asset value, end of period	$32.69	$31.28	$26.84	$23.88	$34.31	$24.75
Total Return C,D,E	6.96%	18.59%	12.87%	(25.19)%	39.43%	(3.91)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25% H	1.32%	1.43%	1.29%	1.29%	1.36%
Expenses net of fee waivers, if any	1.25 % H	1.32%	1.43%	1.29%	1.29%	1.36%
Expenses net of all reductions, if any	1.25% H	1.32%	1.43%	1.29%	1.29%	1.35%
Net investment income (loss)	1.63% H	1.85%	1.56%	2.06%	.95%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$134,066	$124,941	$108,866	$95,906	$136,131	$92,044
Portfolio turnover rate I	18 % H	17%	10%	17%	28%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.11	$26.69	$23.73	$34.12	$24.62	$26.18
Income from Investment Operations
Net investment income (loss) A,B	.21	.50	.36	.50	.22	.19
Net realized and unrealized gain (loss)	1.87	4.35	2.64	(8.70)	9.38	(1.25)
Total from investment operations	2.08	4.85	3.00	(8.20)	9.60	(1.06)
Distributions from net investment income	(.67)	(.43)	(.04)	(.66)	(.10)	(.36)
Distributions from net realized gain	-	-	-	(1.52)	-	(.14)
Total distributions	(.67)	(.43)	(.04)	(2.19) C	(.10)	(.50)
Net asset value, end of period	$32.52	$31.11	$26.69	$23.73	$34.12	$24.62
Total Return D,E,F	6.82%	18.27%	12.62%	(25.43)%	39.07%	(4.19)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.50% I	1.58%	1.71%	1.57%	1.57%	1.67%
Expenses net of fee waivers, if any	1.50 % I	1.57%	1.70%	1.56%	1.57%	1.67%
Expenses net of all reductions, if any	1.50% I	1.57%	1.70%	1.56%	1.57%	1.65%
Net investment income (loss)	1.38% I	1.60%	1.29%	1.79%	.68%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$17,953	$19,033	$15,515	$13,761	$19,926	$12,492
Portfolio turnover rate J	18 % I	17%	10%	17%	28%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.87	$25.64	$22.88	$32.93	$23.80	$25.27
Income from Investment Operations
Net investment income (loss) A,B	.13	.33	.21	.35	.06	.08
Net realized and unrealized gain (loss)	1.80	4.19	2.55	(8.40)	9.07	(1.23)
Total from investment operations	1.93	4.52	2.76	(8.05)	9.13	(1.15)
Distributions from net investment income	(.46)	(.29)	-	(.48)	-	(.18)
Distributions from net realized gain	-	-	-	(1.52)	-	(.14)
Total distributions	(.46)	(.29)	-	(2.00)	-	(.32)
Net asset value, end of period	$31.34	$29.87	$25.64	$22.88	$32.93	$23.80
Total Return C,D,E	6.55%	17.68%	12.06%	(25.77)%	38.36%	(4.65)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.00% H	2.06%	2.20%	2.06%	2.05%	2.13%
Expenses net of fee waivers, if any	2.00 % H	2.06%	2.19%	2.05%	2.05%	2.13%
Expenses net of all reductions, if any	2.00% H	2.06%	2.19%	2.05%	2.05%	2.11%
Net investment income (loss)	.88% H	1.11%	.80%	1.30%	.19%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$11,452	$12,577	$12,603	$13,556	$21,683	$17,659
Portfolio turnover rate I	18 % H	17%	10%	17%	28%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Small Cap Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.03	$27.46	$24.43	$35.05	$25.28	$26.86
Income from Investment Operations
Net investment income (loss) A,B	.30	.68	.52	.67	.41	.34
Net realized and unrealized gain (loss)	1.93	4.48	2.70	(8.94)	9.61	(1.27)
Total from investment operations	2.23	5.16	3.22	(8.27)	10.02	(.93)
Distributions from net investment income	(.81)	(.59)	(.19)	(.83)	(.25)	(.51)
Distributions from net realized gain	-	-	-	(1.52)	-	(.14)
Total distributions	(.81)	(.59)	(.19)	(2.35)	(.25)	(.65)
Net asset value, end of period	$33.45	$32.03	$27.46	$24.43	$35.05	$25.28
Total Return C,D	7.13%	18.93%	13.19%	(25.01)%	39.83%	(3.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95% G	1.04%	1.17%	1.02%	1.01%	1.08%
Expenses net of fee waivers, if any	.95 % G	1.04%	1.16%	1.02%	1.01%	1.08%
Expenses net of all reductions, if any	.95% G	1.04%	1.16%	1.02%	1.01%	1.07%
Net investment income (loss)	1.92% G	2.13%	1.83%	2.33%	1.23%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,570,568	$1,590,236	$1,342,755	$1,145,773	$1,534,214	$1,122,746
Portfolio turnover rate H	18 % G	17%	10%	17%	28%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.25	$27.66	$24.60	$35.27	$25.44	$27.03
Income from Investment Operations
Net investment income (loss) A,B	.30	.67	.53	.68	.41	.35
Net realized and unrealized gain (loss)	1.93	4.51	2.71	(8.99)	9.67	(1.28)
Total from investment operations	2.23	5.18	3.24	(8.31)	10.08	(.93)
Distributions from net investment income	(.80)	(.59)	(.18)	(.84)	(.25)	(.52)
Distributions from net realized gain	-	-	-	(1.52)	-	(.14)
Total distributions	(.80)	(.59)	(.18)	(2.36)	(.25)	(.66)
Net asset value, end of period	$33.68	$32.25	$27.66	$24.60	$35.27	$25.44
Total Return C,D	7.08%	18.90%	13.20%	(24.98)%	39.80%	(3.62)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.00% G	1.08%	1.16%	1.02%	1.02%	1.08%
Expenses net of fee waivers, if any	1.00 % G	1.08%	1.15%	1.01%	1.02%	1.08%
Expenses net of all reductions, if any	1.00% G	1.08%	1.15%	1.01%	1.02%	1.06%
Net investment income (loss)	1.88% G	2.09%	1.84%	2.34%	1.22%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,303,439	$1,304,244	$924,094	$696,515	$1,080,258	$605,100
Portfolio turnover rate H	18 % G	17%	10%	17%	28%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.23	$27.65	$24.59	$35.26	$25.43	$27.03
Income from Investment Operations
Net investment income (loss) A,B	.32	.71	.56	.70	.45	.38
Net realized and unrealized gain (loss)	1.93	4.50	2.72	(8.97)	9.67	(1.28)
Total from investment operations	2.25	5.21	3.28	(8.27)	10.12	(.90)
Distributions from net investment income	(.84)	(.63)	(.22)	(.88)	(.29)	(.56)
Distributions from net realized gain	-	-	-	(1.52)	-	(.14)
Total distributions	(.84)	(.63)	(.22)	(2.40)	(.29)	(.70)
Net asset value, end of period	$33.64	$32.23	$27.65	$24.59	$35.26	$25.43
Total Return C,D	7.16%	19.01%	13.38%	(24.89)%	39.99%	(3.51)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.88% G	.96%	1.03%	.89%	.89%	.94%
Expenses net of fee waivers, if any	.88 % G	.96%	1.03%	.89%	.89%	.94%
Expenses net of all reductions, if any	.88% G	.96%	1.03%	.89%	.89%	.93%
Net investment income (loss)	1.99% G	2.21%	1.96%	2.47%	1.35%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,859,112	$1,727,260	$1,251,559	$965,701	$739,757	$275,127
Portfolio turnover rate H	18 % G	17%	10%	17%	28%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,123,249,681
Gross unrealized depreciation	(447,335,159)
Net unrealized appreciation (depreciation)	$675,914,522
Tax cost	$4,120,417,590

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(48,289,622)
Long-term	(11,173,625)
Total capital loss carryforward	$(59,463,247)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	414,938,503	541,261,979
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
International Small Cap	1.00
Class I	1.00
Class Z	.87

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.90
Class M	.90
Class C	.90
International Small Cap	.85
Class I	.90
Class Z	.78

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Small Cap Fund	MSCI ACWI (All Country World Index) ex USA Small Cap Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .08%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	158,460	3,595
Class M	.25%	.25%	46,632	473
Class C	.75%	.25%	58,513	6,463
			263,605	10,531

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,294
Class M	425
Class CA	96
5,815

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Small Cap Fund	798

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Fund	12,405,986	3,665,819	(1,558,056)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Small Cap Fund	3,668
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Small Cap Fund	12,109	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,727.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Small Cap Fund
Distributions to shareholders
Class A	$2,901,411	$2,098,372
Class M	410,420	241,727
Class C	186,204	139,497
International Small Cap	39,749,892	27,992,078
Class I	31,846,159	20,805,567
Class Z	45,543,771	29,758,183
Total	$120,637,857	$81,035,424
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Small Cap Fund
Class A
Shares sold	577,315	727,649	$17,737,407	$22,252,808
Reinvestment of distributions	94,214	71,368	2,884,846	2,084,465
Shares redeemed	(564,843)	(860,161)	(17,483,809)	(26,602,775)
Net increase (decrease)	106,686	(61,144)	$3,138,444	$(2,265,502)
Class M
Shares sold	54,908	123,660	$1,688,890	$3,890,067
Reinvestment of distributions	13,431	8,280	409,526	241,156
Shares redeemed	(128,128)	(101,426)	(3,841,524)	(3,110,795)
Net increase (decrease)	(59,789)	30,514	$(1,743,108)	$1,020,428
Class C
Shares sold	18,544	57,296	$551,348	$1,707,164
Reinvestment of distributions	6,318	4,960	185,987	139,376
Shares redeemed	(80,562)	(132,703)	(2,400,502)	(3,971,313)
Net increase (decrease)	(55,700)	(70,447)	$(1,663,167)	$(2,124,773)
International Small Cap
Shares sold	6,777,539	10,622,095	$211,932,927	$338,221,799
Reinvestment of distributions	1,091,550	843,925	34,154,601	25,168,669
Shares redeemed	(10,562,816)	(10,703,729)	(330,413,759)	(336,929,002)
Net increase (decrease)	(2,693,727)	762,291	$(84,326,231)	$26,461,466
Class I
Shares sold	6,914,024	13,931,167	$218,212,461	$442,942,466
Reinvestment of distributions	980,060	673,230	30,891,485	20,225,978
Shares redeemed	(9,642,671)	(7,562,762)	(306,152,811)	(242,340,980)
Net increase (decrease)	(1,748,587)	7,041,635	$(57,048,865)	$220,827,464
Class Z
Shares sold	7,516,330	16,036,560	$238,067,237	$510,478,803
Reinvestment of distributions	967,209	663,553	30,428,407	19,900,821
Shares redeemed	(6,811,874)	(8,375,022)	(215,444,117)	(269,097,894)
Net increase (decrease)	1,671,665	8,325,091	$53,051,527	$261,281,730
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800662.121
ISC-SANN-0625
Fidelity® Total International Equity Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total International Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Whitehaven Coal Ltd	14,276	45,665
Financials - 0.4%
Banks - 0.1%
Commonwealth Bank of Australia	2,478	264,128
Capital Markets - 0.3%
Macquarie Group Ltd	10,055	1,242,547
Insurance - 0.0%
Steadfast Group Ltd	41,846	157,252
TOTAL FINANCIALS		1,663,927

Materials - 0.7%
Metals & Mining - 0.7%
BHP Group Ltd	89,545	2,134,184
Glencore PLC	311,247	1,020,497
Imdex Ltd	87,017	164,618
		3,319,299
TOTAL AUSTRALIA		5,028,891
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (a)(b)	10,743	119,405
BELGIUM - 0.7%
Financials - 0.4%
Banks - 0.4%
KBC Ancora	5,284	344,792
KBC Group NV	15,601	1,432,622
		1,777,414
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	5,871	1,071,803
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	25,055	387,151
TOTAL BELGIUM		3,236,368
BRAZIL - 2.3%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA ADR	190,282	2,148,284
Financials - 0.7%
Banks - 0.7%
Itau Unibanco Holding SA	512,001	3,209,958
Industrials - 0.4%
Ground Transportation - 0.4%
Localiza Rent a Car SA	223,682	1,693,238
Materials - 0.7%
Metals & Mining - 0.7%
Gerdau SA ADR	436,090	1,138,195
Vale SA ADR	226,093	2,104,926
		3,243,121
TOTAL BRAZIL		10,294,601
CANADA - 7.2%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	22,924	1,477,105
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	43,175	2,253,644
Energy - 1.0%
Energy Equipment & Services - 0.0%
Pason Systems Inc	6,589	52,479
Oil, Gas & Consumable Fuels - 1.0%
Cameco Corp	22,983	1,037,453
Canadian Natural Resources Ltd	58,164	1,669,061
Suncor Energy Inc	53,110	1,875,762
		4,582,276
TOTAL ENERGY		4,634,755

Financials - 2.2%
Banks - 1.2%
Royal Bank of Canada	28,211	3,386,098
Toronto Dominion Bank	25,019	1,598,668
		4,984,766
Capital Markets - 0.5%
Brookfield Asset Management Ltd Class A	24,050	1,283,271
TMX Group Ltd	27,011	1,094,664
		2,377,935
Insurance - 0.5%
Intact Financial Corp	10,745	2,386,332
TOTAL FINANCIALS		9,749,033

Industrials - 1.1%
Aerospace & Defense - 0.1%
CAE Inc (c)	11,701	292,737
Ground Transportation - 1.0%
Canadian Pacific Kansas City Ltd	63,203	4,590,539
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd	8,844	209,200
TOTAL INDUSTRIALS		5,092,476

Information Technology - 0.8%
Software - 0.8%
Constellation Software Inc/Canada	950	3,423,714
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	921	0
Lumine Group Inc Subordinate Voting Shares (b)(c)	3,200	103,456
		3,527,170
Materials - 1.3%
Chemicals - 0.2%
Nutrien Ltd	19,410	1,108,057
Metals & Mining - 1.1%
Franco-Nevada Corp	24,806	4,262,868
Osisko Gold Royalties Ltd	9,863	236,380
		4,499,248
TOTAL MATERIALS		5,607,305

TOTAL CANADA		32,341,488
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	63,202	1,375,465
CHINA - 9.7%
Communication Services - 2.9%
Interactive Media & Services - 2.9%
Tencent Holdings Ltd	210,692	12,905,086
Consumer Discretionary - 3.0%
Broadline Retail - 1.7%
Alibaba Group Holding Ltd ADR	42,137	5,032,422
PDD Holdings Inc Class A ADR (c)	24,345	2,570,102
		7,602,524
Diversified Consumer Services - 0.3%
TAL Education Group Class A ADR (c)	137,804	1,205,785
Hotels, Restaurants & Leisure - 0.6%
Meituan B Shares (a)(b)(c)	129,218	2,139,519
Shangri-La Asia Ltd	980,093	548,456
		2,687,975
Household Durables - 0.4%
Haier Smart Home Co Ltd A Shares (China)	521,300	1,779,758
TOTAL CONSUMER DISCRETIONARY		13,276,042

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Chlitina Holding Ltd	13,197	46,949
Financials - 1.5%
Banks - 0.4%
China Construction Bank Corp H Shares	2,468,792	2,030,906
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	1,785,267	3,268,708
PICC Property & Casualty Co Ltd H Shares	879,568	1,621,773
		4,890,481
TOTAL FINANCIALS		6,921,387

Health Care - 1.2%
Biotechnology - 0.2%
Akeso Inc (a)(b)(c)	100,000	1,112,100
Life Sciences Tools & Services - 0.6%
Wuxi Apptec Co Ltd H Shares (a)(b)	275,203	2,134,388
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (a)(b)	647,203	2,011,139
TOTAL HEALTH CARE		5,257,627

Industrials - 1.1%
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	134,108	1,523,466
Machinery - 0.8%
Shenzhen Inovance Technology Co Ltd A Shares (China)	354,200	3,482,390
TOTAL INDUSTRIALS		5,005,856

TOTAL CHINA		43,412,947
DENMARK - 0.7%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	35,238	2,356,068
Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	3,858	817,741
TOTAL DENMARK		3,173,809
EGYPT - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(c)	69,838	24,163
FINLAND - 0.9%
Financials - 0.5%
Insurance - 0.5%
Mandatum Holding Oy	24,277	170,898
Sampo Oyj A Shares	168,818	1,691,321
		1,862,219
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	24,313	1,501,093
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	30,326	506,562
TOTAL FINLAND		3,869,874
FRANCE - 7.1%
Communication Services - 0.2%
Entertainment - 0.1%
Vivendi SE	112,132	347,297
Media - 0.1%
Canal+ SA	98,642	224,140
Louis Hachette Group	93,308	145,765
		369,905
TOTAL COMMUNICATION SERVICES		717,202

Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	6,618	3,665,904
Consumer Staples - 0.5%
Beverages - 0.0%
Laurent-Perrier	491	53,954
Food Products - 0.5%
Danone SA	26,541	2,283,758
TOTAL CONSUMER STAPLES		2,337,712

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	35,773	2,037,458
Financials - 1.2%
Banks - 0.4%
BNP Paribas SA	23,322	1,976,061
Insurance - 0.8%
AXA SA	76,020	3,595,434
TOTAL FINANCIALS		5,571,495

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	8,662	2,479,681
Pharmaceuticals - 0.0%
Vetoquinol SA	1,515	127,690
TOTAL HEALTH CARE		2,607,371

Industrials - 2.8%
Aerospace & Defense - 2.2%
Airbus SE	16,745	2,841,468
LISI SA	3,180	99,608
Safran SA	24,254	6,454,465
		9,395,541
Building Products - 0.1%
Cie de Saint-Gobain SA	5,191	564,355
Electrical Equipment - 0.5%
Legrand SA	21,314	2,342,405
TOTAL INDUSTRIALS		12,302,301

Information Technology - 0.1%
IT Services - 0.0%
Alten SA	3,114	260,873
Software - 0.1%
Lectra	14,561	375,271
TOTAL INFORMATION TECHNOLOGY		636,144

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	8,911	1,831,016
TOTAL FRANCE		31,706,603
GERMANY - 7.2%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	8,798	1,034,555
Interactive Media & Services - 0.0%
Scout24 SE (a)(b)	1,690	200,450
TOTAL COMMUNICATION SERVICES		1,235,005

Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	3,260	274,396
Financials - 2.1%
Banks - 0.1%
Commerzbank AG	23,617	621,240
Capital Markets - 1.0%
Deutsche Bank AG	36,069	938,980
Deutsche Boerse AG	11,001	3,543,356
		4,482,336
Insurance - 1.0%
Hannover Rueck SE	5,415	1,732,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (c)	3,974	2,720,638
		4,452,987
TOTAL FINANCIALS		9,556,563

Health Care - 0.4%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA (c)	30,459	1,442,329
Pharmaceuticals - 0.1%
Bayer AG	13,612	355,131
TOTAL HEALTH CARE		1,797,460

Industrials - 1.6%
Aerospace & Defense - 0.8%
Rheinmetall AG	2,032	3,460,604
Air Freight & Logistics - 0.3%
Deutsche Post AG	26,496	1,132,121
Industrial Conglomerates - 0.5%
Siemens AG	9,668	2,226,166
Machinery - 0.0%
Daimler Truck Holding AG	9,680	385,564
Stabilus SE	1,138	31,327
		416,891
TOTAL INDUSTRIALS		7,235,782

Information Technology - 2.1%
Software - 2.1%
SAP SE	32,896	9,624,996
Materials - 0.3%
Chemicals - 0.3%
BASF SE (c)	14,602	745,717
Covestro AG	6,253	420,772
		1,166,489
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	23,333	773,958
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	11,773	457,194
TOTAL GERMANY		32,121,843
GREECE - 1.0%
Financials - 1.0%
Banks - 1.0%
Eurobank Ergasias Services and Holdings SA	615,561	1,746,978
National Bank of Greece SA	262,296	2,761,638
		4,508,616
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Athens International Airport SA	5,000	51,771
TOTAL GREECE		4,560,387
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
Prudential PLC	81,199	863,371
Prudential PLC rights (c)(e)(f)	94,230	15,858

TOTAL HONG KONG		879,229
HUNGARY - 0.9%
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	29,973	2,206,429
Health Care - 0.4%
Pharmaceuticals - 0.4%
Richter Gedeon Nyrt	53,228	1,610,269
TOTAL HUNGARY		3,816,698
INDIA - 2.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	37,771	626,310
Reliance Industries Ltd GDR (a)	11,970	781,641
		1,407,951
Financials - 1.5%
Banks - 1.5%
HDFC Bank Ltd	171,307	3,885,782
ICICI Bank Ltd	137,012	2,299,950
		6,185,732
Financial Services - 0.0%
Jio Financial Services Ltd (c)	22,121	68,228
TOTAL FINANCIALS		6,253,960

Industrials - 0.4%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	50,737	2,005,579
Information Technology - 0.4%
IT Services - 0.4%
Tata Consultancy Services Ltd	48,027	1,957,799
Materials - 0.3%
Construction Materials - 0.3%
JK Cement Ltd	24,545	1,478,065
TOTAL INDIA		13,103,354
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	1,176,473	625,520
IRELAND - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	29,274	64,294
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	1,809	191,755
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	68,257	78,871
TOTAL IRELAND		334,920
ISRAEL - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Tel Aviv Stock Exchange Ltd	7,100	87,153
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	18,111	280,902
Information Technology - 0.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	5,021	180,455
TOTAL ISRAEL		548,510
ITALY - 1.8%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Prada Spa (c)	115,300	721,034
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	77,168	1,105,164
Financials - 1.0%
Banks - 1.0%
Mediobanca Banca di Credito Finanziario SpA	99,065	2,018,381
UniCredit SpA	44,663	2,598,532
		4,616,913
Industrials - 0.4%
Electrical Equipment - 0.1%
Prysmian SpA	7,590	416,935
Machinery - 0.2%
Interpump Group SpA	20,395	694,983
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	13,529	647,498
TOTAL INDUSTRIALS		1,759,416

TOTAL ITALY		8,202,527
JAPAN - 10.1%
Communication Services - 0.9%
Entertainment - 0.7%
Daiichikosho Co Ltd	3,127	36,501
Nintendo Co Ltd	37,757	3,134,587
		3,171,088
Interactive Media & Services - 0.1%
LY Corp	160,042	605,282
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	8,584	434,090
TOTAL COMMUNICATION SERVICES		4,210,460

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Denso Corp	10,723	138,455
Shoei Co Ltd	2,405	28,124
		166,579
Automobiles - 0.5%
Toyota Motor Corp	104,873	2,003,013
Distributors - 0.0%
Central Automotive Products Ltd	4,800	56,869
Diversified Consumer Services - 0.0%
Aucnet Inc	7,074	61,152
Hotels, Restaurants & Leisure - 0.1%
Curves Holdings Co Ltd	34,991	167,883
Gift Holdings Inc	4,310	108,519
Koshidaka Holdings Co Ltd	21,530	152,538
Monogatari Corp/The	5,471	142,342
		571,282
Household Durables - 0.4%
Sony Group Corp	44,892	1,184,377
Sumitomo Forestry Co Ltd	15,997	459,614
		1,643,991
Leisure Products - 0.0%
Yonex Co Ltd	2,468	40,288
Specialty Retail - 0.2%
USS Co Ltd	90,191	901,405
TOTAL CONSUMER DISCRETIONARY		5,444,579

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Daikokutenbussan Co Ltd	1,428	75,904
Kusuri no Aoki Holdings Co Ltd	3,360	80,135
YAKUODO Holdings Co Ltd	4,000	56,651
		212,690
Personal Care Products - 0.0%
Artnature Inc	6,599	36,784
TOTAL CONSUMER STAPLES		249,474

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	39,079	488,859
San-Ai Obbli Co Ltd	6,954	81,563
		570,422
Financials - 2.1%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc	237,188	2,988,362
Sumitomo Mitsui Financial Group Inc	120,365	2,871,574
		5,859,936
Financial Services - 0.3%
ORIX Corp	59,212	1,187,795
Insurance - 0.5%
Tokio Marine Holdings Inc	52,421	2,101,158
TOTAL FINANCIALS		9,148,889

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	11,628	1,368,222
Medikit Co Ltd	3,557	61,473
Nagaileben Co Ltd	9,300	136,918
Paramount Bed Holdings Co Ltd	2,998	48,205
Techno Medica Co Ltd	500	6,330
		1,621,148
Health Care Technology - 0.0%
Software Service Inc	832	73,377
TOTAL HEALTH CARE		1,694,525

Industrials - 3.1%
Commercial Services & Supplies - 0.0%
Japan Elevator Service Holdings Co Ltd	6,547	141,261
Pronexus Inc	5,993	51,052
		192,313
Construction & Engineering - 0.2%
Hibiya Engineering Ltd	1,500	36,666
SHO-BOND Holdings Co Ltd	22,464	804,575
		841,241
Industrial Conglomerates - 0.6%
Hitachi Ltd	111,408	2,753,506
Machinery - 0.8%
Fujitec Co Ltd	4,328	169,512
Komatsu Ltd	25,100	725,881
MINEBEA MITSUMI Inc	21,951	321,715
Mitsubishi Heavy Industries Ltd	89,473	1,763,768
Mitsuboshi Belting Ltd	1,484	37,105
Moriya Transportation Engineering & Manufacturing Co Ltd	2,000	39,026
NS Tool Co Ltd	8,179	40,500
Tocalo Co Ltd	6,600	75,795
		3,173,302
Professional Services - 1.0%
Funai Soken Holdings Inc	3,180	50,709
Recruit Holdings Co Ltd	70,800	3,923,404
		3,974,113
Trading Companies & Distributors - 0.5%
ITOCHU Corp	26,452	1,352,833
Mitsui & Co Ltd	52,077	1,053,055
		2,405,888
TOTAL INDUSTRIALS		13,340,363

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 1.1%
Ai Holdings Corp	2,201	32,527
Azbil Corp	204,589	1,762,859
Ibiden Co Ltd	7,824	216,257
Keyence Corp	6,584	2,752,716
		4,764,359
IT Services - 0.5%
Fujitsu Ltd	52,345	1,162,868
NSD Co Ltd	8,842	207,723
Obic Co Ltd	2,526	88,175
TIS Inc	25,335	731,983
		2,190,749
Semiconductors & Semiconductor Equipment - 0.1%
Renesas Electronics Corp	51,067	599,285
Software - 0.0%
Broadleaf Co Ltd	20,657	99,977
m-up Holdings Inc	5,322	70,238
Miroku Jyoho Service Co Ltd	3,298	42,649
WingArc1st Inc	2,178	58,037
		270,901
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	44,400	909,418
TOTAL INFORMATION TECHNOLOGY		8,734,712

Materials - 0.3%
Chemicals - 0.3%
Kansai Paint Co Ltd	3,754	56,449
Nihon Parkerizing Co Ltd	13,566	112,623
Shin-Etsu Chemical Co Ltd	39,915	1,214,673
SK Kaken Co Ltd	2,933	182,774
		1,566,519
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Goldcrest Co Ltd	7,610	174,309
TOTAL JAPAN		45,134,252
KOREA (SOUTH) - 2.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Hyundai Mobis Co Ltd	8,915	1,669,992
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	943	71,112
Industrials - 0.5%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	35,605	2,079,712
Information Technology - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd	207,989	8,098,583
TOTAL KOREA (SOUTH)		11,919,399
MALAYSIA - 0.4%
Financials - 0.4%
Banks - 0.4%
CIMB Group Holdings Bhd	1,182,300	1,953,047
MEXICO - 2.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV ADR	123,206	2,124,071
Consumer Staples - 1.5%
Beverages - 0.4%
Fomento Economico Mexicano SAB de CV ADR	18,777	1,977,406
Consumer Staples Distribution & Retail - 1.1%
Wal-Mart de Mexico SAB de CV Series V	1,547,569	4,904,588
TOTAL CONSUMER STAPLES		6,881,994

Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	107,127	920,580
Materials - 0.3%
Construction Materials - 0.3%
Cemex SAB de CV ADR	218,300	1,346,911
TOTAL MEXICO		11,273,556
NETHERLANDS - 1.5%
Communication Services - 0.0%
Media - 0.0%
Havas NV	89,469	147,796
Industrials - 0.3%
Machinery - 0.1%
Aalberts NV	13,075	431,622
Aalberts NV rights (c)(e)	13,075	16,737
		448,359
Trading Companies & Distributors - 0.2%
IMCD NV	6,034	798,742
TOTAL INDUSTRIALS		1,247,101

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	7,028	4,637,673
BE Semiconductor Industries NV	7,398	789,809
		5,427,482
TOTAL NETHERLANDS		6,822,379
NORWAY - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medistim ASA (c)	2,242	34,589
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,631	261,502
TOTAL NORWAY		296,091
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	13,869	2,804,173
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	13,200	80,825
POLAND - 0.6%
Financials - 0.6%
Banks - 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	135,200	2,588,932
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (c)(d)	15,040	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (c)(d)	62,556	1
TOTAL RUSSIA		1
SINGAPORE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	289,400	837,291
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	62,801	1,667,922
TOTAL SINGAPORE		2,505,213
SOUTH AFRICA - 1.5%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
MTN Group Ltd	263,950	1,741,243
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	4,647	23,162
Financials - 0.3%
Financial Services - 0.3%
FirstRand Ltd	344,164	1,343,815
Materials - 0.8%
Metals & Mining - 0.8%
Anglo American PLC	39,856	1,088,004
Impala Platinum Holdings Ltd (c)	388,383	2,309,763
		3,397,767
TOTAL SOUTH AFRICA		6,505,987
SPAIN - 1.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Amadeus IT Group SA Class A	14,993	1,175,010
Financials - 1.0%
Banks - 1.0%
Banco Santander SA (f)	546,822	3,829,547
Bankinter SA	73,155	848,626
		4,678,173
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	1,941	44,681
TOTAL SPAIN		5,897,864
SWEDEN - 3.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Hemnet Group AB (c)	3,838	131,434
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	7,104	662,306
Financials - 0.5%
Financial Services - 0.5%
Investor AB B Shares	83,213	2,456,228
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	3,782	71,605
Industrials - 2.6%
Aerospace & Defense - 0.0%
INVISIO AB	4,091	163,801
Building Products - 0.6%
Assa Abloy AB B Shares	77,657	2,357,200
Machinery - 1.6%
Atlas Copco AB A Shares	307,668	4,769,960
Epiroc AB A Shares	100,313	2,167,022
		6,936,982
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	45,066	1,513,468
Bergman & Beving AB B Shares	5,200	157,364
		1,670,832
TOTAL INDUSTRIALS		11,128,815

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	69,568	1,577,705
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (c)	11,796	74,690
TOTAL SWEDEN		16,102,783
SWITZERLAND - 2.1%
Financials - 1.8%
Capital Markets - 0.8%
UBS Group AG	92,061	2,776,275
UBS Group AG (United States)	20,323	614,363
		3,390,638
Insurance - 1.0%
Swiss Life Holding AG	1,446	1,440,131
Zurich Insurance Group AG	4,352	3,086,747
		4,526,878
TOTAL FINANCIALS		7,917,516

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Tecan Group AG	265	51,244
Industrials - 0.3%
Machinery - 0.3%
Schindler Holding AG	3,914	1,426,463
Schindler Holding AG	298	105,429
		1,531,892
TOTAL SWITZERLAND		9,500,652
TAIWAN - 3.7%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Addcn Technology Co Ltd	21,069	114,918
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Eclat Textile Co Ltd (c)	152,392	1,982,369
Industrials - 0.3%
Machinery - 0.3%
Hiwin Technologies Corp	204,056	1,405,753
Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 0.2%
Yageo Corp	76,809	1,099,102
Semiconductors & Semiconductor Equipment - 2.8%
eMemory Technology Inc	1,461	117,407
MediaTek Inc	45,564	1,932,289
Taiwan Semiconductor Manufacturing Co Ltd	354,271	10,018,065
		12,067,761
TOTAL INFORMATION TECHNOLOGY		13,166,863

TOTAL TAIWAN		16,669,903
TURKEY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	446,869	1,166,661
UNITED ARAB EMIRATES - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	2,335,600	2,015,723
UNITED KINGDOM - 9.8%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	48,435	219,468
Rightmove PLC	56,614	556,666
		776,134
Consumer Discretionary - 2.4%
Broadline Retail - 0.1%
B&M European Value Retail SA	56,625	253,861
Hotels, Restaurants & Leisure - 1.7%
Compass Group PLC	127,294	4,291,695
Dp Poland PLC (c)	226,282	27,141
Flutter Entertainment PLC (United Kingdom) (c)	1,344	321,690
InterContinental Hotels Group PLC ADR	25,466	2,747,527
		7,388,053
Household Durables - 0.4%
Barratt Redrow PLC	322,919	2,004,590
Leisure Products - 0.2%
Games Workshop Group PLC	4,319	886,989
Specialty Retail - 0.0%
JD Sports Fashion PLC	149,748	156,821
TOTAL CONSUMER DISCRETIONARY		10,690,314

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	151,831	751,412
Tobacco - 0.5%
Imperial Brands PLC	57,574	2,362,436
TOTAL CONSUMER STAPLES		3,113,848

Financials - 2.8%
Banks - 1.3%
HSBC Holdings PLC	202,165	2,253,610
Lloyds Banking Group PLC	2,211,307	2,172,561
Standard Chartered PLC	87,700	1,263,165
		5,689,336
Capital Markets - 1.3%
3i Group PLC	18,723	1,061,426
London Stock Exchange Group PLC	29,627	4,613,266
		5,674,692
Insurance - 0.2%
Beazley PLC	79,906	941,910
TOTAL FINANCIALS		12,305,938

Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	7,518	1,077,079
Industrials - 2.5%
Aerospace & Defense - 1.5%
Avon Technologies PLC	2,000	36,249
BAE Systems PLC	246,593	5,716,676
Rolls-Royce Holdings PLC	94,534	956,918
		6,709,843
Machinery - 0.1%
Bodycote PLC	33,432	212,081
Spirax Group PLC	380	29,753
		241,834
Marine Transportation - 0.0%
Clarkson PLC	1,774	77,664
Professional Services - 0.7%
RELX PLC	60,627	3,308,728
Trading Companies & Distributors - 0.2%
Bunzl PLC	17,866	561,430
Diploma PLC	2,247	118,645
Howden Joinery Group PLC	31,478	322,601
		1,002,676
TOTAL INDUSTRIALS		11,340,745

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Oxford Instruments PLC	3,177	69,437
Spectris PLC	37,763	1,006,536
		1,075,973
Software - 0.2%
Sage Group PLC/The	55,255	911,274
TOTAL INFORMATION TECHNOLOGY		1,987,247

Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	62,017	2,614,637
Real Estate - 0.0%
Residential REITs - 0.0%
UNITE Group PLC/The	12,506	143,417
TOTAL UNITED KINGDOM		44,049,359
UNITED STATES - 11.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
PriceSmart Inc	5,409	548,959
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC ADR	63,087	4,067,850
Financials - 3.2%
Capital Markets - 1.4%
Moody's Corp	7,189	3,257,480
Morningstar Inc	910	259,094
S&P Global Inc	5,771	2,885,789
		6,402,363
Financial Services - 1.1%
Mastercard Inc Class A	4,276	2,343,505
Visa Inc Class A	7,374	2,547,717
		4,891,222
Insurance - 0.7%
Marsh & McLennan Cos Inc	14,275	3,218,584
TOTAL FINANCIALS		14,512,169

Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC	29,349	580,602
Roche Holding AG	8,556	2,797,697
		3,378,299
Industrials - 2.2%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	31,975	1,595,503
Electrical Equipment - 0.7%
GE Vernova Inc	8,636	3,202,402
Machinery - 0.2%
Otis Worldwide Corp	11,090	1,067,634
Professional Services - 0.8%
Experian PLC	71,494	3,556,901
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	2,723	457,609
TOTAL INDUSTRIALS		9,880,049

Materials - 3.9%
Chemicals - 1.7%
Linde PLC	13,785	6,247,776
Sherwin-Williams Co/The	3,956	1,396,151
		7,643,927
Construction Materials - 2.2%
CRH PLC	83,126	7,931,883
Holcim AG	15,781	1,763,495
		9,695,378
TOTAL MATERIALS		17,339,305

TOTAL UNITED STATES		49,726,631
TOTAL COMMON STOCKS (Cost $350,628,109)		435,790,033

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (c)(d)(g) (Cost $63,224)	577	122,491

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Cost $441,454)	7,660	315,828

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	16,011,115	16,014,317
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	2,941,456	2,941,750
TOTAL MONEY MARKET FUNDS (Cost $18,956,063)			18,956,067

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $370,088,850)	455,184,419
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(6,746,721)
NET ASSETS - 100.0%	448,437,698

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,522,805 or 1.9% of net assets.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,844,620 or 1.7% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $122,491 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,756,116	174,144,628	167,886,427	204,117	-	-	16,014,317	16,011,115	0.0%
Fidelity Securities Lending Cash Central Fund	897,547	29,399,439	27,355,236	6,455	-	-	2,941,750	2,941,456	0.0%
Total	10,653,663	203,544,067	195,241,663	210,572	-	-	18,956,067

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,940,640	6,909,386	18,031,254	-
Consumer Discretionary	41,103,345	22,248,263	18,855,082	-
Consumer Staples	15,503,692	9,988,025	5,515,667	-
Energy	18,056,434	13,752,978	4,303,456	-
Financials	121,906,604	67,406,872	54,499,731	1
Health Care	21,313,004	13,133,336	8,179,668	-
Industrials	91,552,258	33,889,724	57,662,534	-
Information Technology	54,919,156	16,646,628	38,272,528	-
Materials	44,285,899	30,535,867	13,750,032	-
Real Estate	1,245,245	471,287	773,958	-
Utilities	963,756	506,562	457,194	-

Convertible Preferred Stocks
Communication Services	122,491	-	-	122,491

Non-Convertible Preferred Stocks
Consumer Discretionary	315,828	-	315,828	-

Money Market Funds	18,956,067	18,956,067	-	-
Total Investments in Securities:	455,184,419	234,444,995	220,616,932	122,492
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,681,342) - See accompanying schedule:
Unaffiliated issuers (cost $351,132,787)	$436,228,352
Fidelity Central Funds (cost $18,956,063)	18,956,067

Total Investment in Securities (cost $370,088,850)		$455,184,419
Cash		49,769
Foreign currency held at value (cost $55,088)		55,397
Receivable for investments sold		550,140
Receivable for fund shares sold		1,959,891
Dividends receivable		1,238,324
Reclaims receivable		410,177
Interest receivable		43
Distributions receivable from Fidelity Central Funds		53,704
Prepaid expenses		86
Receivable from investment adviser for expense reductions		13,371
Other receivables		64,771
Total assets		459,580,092
Liabilities
Payable for investments purchased
Regular delivery	$6,641,017
Delayed delivery	32,596
Payable for fund shares redeemed	960,673
Accrued management fee	296,599
Distribution and service plan fees payable	13,487
Other payables and accrued expenses	256,272
Collateral on securities loaned	2,941,750
Total liabilities		11,142,394
Net Assets		$448,437,698
Net Assets consist of:
Paid in capital		$370,229,528
Total accumulated earnings (loss)		78,208,170
Net Assets		$448,437,698

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,595,164 ÷ 2,468,729 shares)(a)		$12.39
Maximum offering price per share (100/94.25 of $12.39)		$13.15
Class M :
Net Asset Value and redemption price per share ($13,081,227 ÷ 1,047,478 shares)(a)		$12.49
Maximum offering price per share (100/96.50 of $12.49)		$12.94
Class C :
Net Asset Value and offering price per share ($2,845,527 ÷ 229,401 shares)(a)		$12.40
Total International Equity :
Net Asset Value, offering price and redemption price per share ($281,010,942 ÷ 22,605,792 shares)		$12.43
Class I :
Net Asset Value, offering price and redemption price per share ($85,017,883 ÷ 6,867,101 shares)		$12.38
Class Z :
Net Asset Value, offering price and redemption price per share ($35,886,955 ÷ 2,875,458 shares)		$12.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$4,142,401
Non-Cash dividends		529,286
Income from Fidelity Central Funds (including $6,455 from security lending)		210,572
Income before foreign taxes withheld		$4,882,259
Less foreign taxes withheld		(382,368)
Total income		4,499,891
Expenses
Management fee
Basic fee	$1,473,489
Performance adjustment	56,459
Distribution and service plan fees	80,182
Custodian fees and expenses	74,598
Independent trustees' fees and expenses	726
Registration fees	56,479
Audit fees	47,685
Legal	1,462
Miscellaneous	2,386
Total expenses before reductions	1,793,466
Expense reductions	(37,160)
Total expenses after reductions		1,756,306
Net Investment income (loss)		2,743,585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $76,797)	(823,709)
Foreign currency transactions	(58,447)
Total net realized gain (loss)		(882,156)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $77,622)	21,113,488
Assets and liabilities in foreign currencies	51,688
Total change in net unrealized appreciation (depreciation)		21,165,176
Net gain (loss)		20,283,020
Net increase (decrease) in net assets resulting from operations		$23,026,605
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,743,585	$3,732,888
Net realized gain (loss)	(882,156)	4,359,942
Change in net unrealized appreciation (depreciation)	21,165,176	50,001,353
Net increase (decrease) in net assets resulting from operations	23,026,605	58,094,183
Distributions to shareholders	(4,837,858)	(3,300,481)

Share transactions - net increase (decrease)	110,489,613	42,264,083
Total increase (decrease) in net assets	128,678,360	97,057,785

Net Assets
Beginning of period	319,759,338	222,701,553
End of period	$448,437,698	$319,759,338

Financial Highlights
Fidelity Advisor® Total International Equity Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$9.56	$8.56	$12.48	$9.60	$9.34
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.13	.15	.11 C	.05
Net realized and unrealized gain (loss)	.61	2.27	.95	(3.10)	3.03	.35
Total from investment operations	.69	2.40	1.08	(2.95)	3.14	.40
Distributions from net investment income	(.14)	(.12)	(.08)	(.19)	(.06)	(.14)
Distributions from net realized gain	-	-	-	(.77)	(.20)	-
Total distributions	(.14)	(.12)	(.08)	(.97) D	(.26)	(.14)
Net asset value, end of period	$12.39	$11.84	$9.56	$8.56	$12.48	$9.60
Total Return E,F,G	5.91%	25.25%	12.66%	(25.44)%	33.04%	4.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.25% J	1.28%	1.39%	1.56%	1.60%	1.66%
Expenses net of fee waivers, if any	1.20 % J	1.24%	1.29%	1.30%	1.34%	1.39%
Expenses net of all reductions, if any	1.20% J	1.24%	1.29%	1.30%	1.34%	1.37%
Net investment income (loss)	1.31% J	1.11%	1.33%	1.55%	.91% C	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$30,595	$24,152	$17,343	$12,786	$8,642	$6,091
Portfolio turnover rate K	42 % J	33%	28%	31%	39%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$9.62	$8.61	$12.53	$9.65	$9.38
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	.11	.13	.08 C	.03
Net realized and unrealized gain (loss)	.63	2.28	.95	(3.12)	3.04	.36
Total from investment operations	.69	2.38	1.06	(2.99)	3.12	.39
Distributions from net investment income	(.11)	(.09)	(.05)	(.15)	(.04)	(.12)
Distributions from net realized gain	-	-	-	(.77)	(.20)	-
Total distributions	(.11)	(.09)	(.05)	(.93) D	(.24)	(.12)
Net asset value, end of period	$12.49	$11.91	$9.62	$8.61	$12.53	$9.65
Total Return E,F,G	5.83%	24.91%	12.34%	(25.59)%	32.63%	4.13%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.50% J	1.52%	1.66%	1.80%	1.83%	1.90%
Expenses net of fee waivers, if any	1.45 % J	1.48%	1.54%	1.55%	1.59%	1.64%
Expenses net of all reductions, if any	1.45% J	1.48%	1.54%	1.55%	1.59%	1.62%
Net investment income (loss)	1.06% J	.87%	1.09%	1.29%	.65% C	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$13,081	$13,015	$10,624	$9,876	$12,936	$10,620
Portfolio turnover rate K	42 % J	33%	28%	31%	39%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.79	$9.53	$8.53	$12.41	$9.57	$9.30
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.06	.08	.02 C	(.02)
Net realized and unrealized gain (loss)	.62	2.27	.95	(3.11)	3.02	.36
Total from investment operations	.65	2.31	1.01	(3.03)	3.04	.34
Distributions from net investment income	(.04)	(.05)	(.01)	(.07)	-	(.07)
Distributions from net realized gain	-	-	-	(.77)	(.20)	-
Total distributions	(.04)	(.05)	(.01)	(.85) D	(.20)	(.07)
Net asset value, end of period	$12.40	$11.79	$9.53	$8.53	$12.41	$9.57
Total Return E,F,G	5.55%	24.28%	11.82%	(26.04)%	32.00%	3.62%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.00% J	2.02%	2.18%	2.34%	2.40%	2.46%
Expenses net of fee waivers, if any	1.95 % J	1.99%	2.04%	2.05%	2.10%	2.14%
Expenses net of all reductions, if any	1.95% J	1.99%	2.04%	2.05%	2.10%	2.12%
Net investment income (loss)	.55% J	.36%	.58%	.79%	.15% C	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,846	$2,950	$2,475	$1,893	$1,982	$1,827
Portfolio turnover rate K	42 % J	33%	28%	31%	39%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total International Equity Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$9.60	$8.60	$12.54	$9.64	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.09	.16	.16	.18	.14 C	.08
Net realized and unrealized gain (loss)	.62	2.28	.94	(3.12)	3.04	.35
Total from investment operations	.71	2.44	1.10	(2.94)	3.18	.43
Distributions from net investment income	(.18)	(.14)	(.10)	(.23)	(.08)	(.16)
Distributions from net realized gain	-	-	-	(.77)	(.20)	-
Total distributions	(.18)	(.14)	(.10)	(1.00)	(.28)	(.16)
Net asset value, end of period	$12.43	$11.90	$9.60	$8.60	$12.54	$9.64
Total Return D,E	6.05%	25.68%	12.80%	(25.25)%	33.37%	4.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.99%	1.11%	1.23%	1.27%	1.34%
Expenses net of fee waivers, if any	.95 % H	.99%	1.04%	1.05%	1.09%	1.14%
Expenses net of all reductions, if any	.95% H	.99%	1.04%	1.05%	1.09%	1.12%
Net investment income (loss)	1.56% H	1.36%	1.58%	1.79%	1.16% C	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$281,011	$163,406	$108,561	$86,458	$82,604	$61,362
Portfolio turnover rate I	42 % H	33%	28%	31%	39%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$9.56	$8.56	$12.49	$9.60	$9.35
Income from Investment Operations
Net investment income (loss) A,B	.09	.16	.16	.17	.14 C	.08
Net realized and unrealized gain (loss)	.62	2.27	.94	(3.10)	3.03	.34
Total from investment operations	.71	2.43	1.10	(2.93)	3.17	.42
Distributions from net investment income	(.18)	(.14)	(.10)	(.23)	(.08)	(.17)
Distributions from net realized gain	-	-	-	(.77)	(.20)	-
Total distributions	(.18)	(.14)	(.10)	(1.00)	(.28)	(.17)
Net asset value, end of period	$12.38	$11.85	$9.56	$8.56	$12.49	$9.60
Total Return D,E	6.05%	25.69%	12.86%	(25.28)%	33.40%	4.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.99%	1.09%	1.22%	1.26%	1.33%
Expenses net of fee waivers, if any	.95 % H	.97%	1.04%	1.04%	1.06%	1.14%
Expenses net of all reductions, if any	.95% H	.97%	1.04%	1.04%	1.06%	1.13%
Net investment income (loss)	1.56% H	1.38%	1.58%	1.80%	1.18% C	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$85,018	$69,379	$57,299	$35,423	$5,714	$2,073
Portfolio turnover rate I	42 % H	33%	28%	31%	39%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.93	$9.63	$8.61	$12.53	$9.62	$9.36
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.17	.19	.16 C	.09
Net realized and unrealized gain (loss)	.63	2.28	.95	(3.11)	3.03	.35
Total from investment operations	.73	2.45	1.12	(2.92)	3.19	.44
Distributions from net investment income	(.18)	(.15)	(.10)	(.23)	(.08)	(.18)
Distributions from net realized gain	-	-	-	(.77)	(.20)	-
Total distributions	(.18)	(.15)	(.10)	(1.00)	(.28)	(.18)
Net asset value, end of period	$12.48	$11.93	$9.63	$8.61	$12.53	$9.62
Total Return D,E	6.17%	25.73%	13.04%	(25.09)%	33.54%	4.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.89%	.95%	1.10%	1.16%	1.22%
Expenses net of fee waivers, if any	.80 % H	.85%	.89%	.90%	.94%	.98%
Expenses net of all reductions, if any	.80% H	.85%	.89%	.90%	.94%	.97%
Net investment income (loss)	1.71% H	1.50%	1.74%	1.94%	1.31% C	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$35,887	$46,858	$26,401	$7,681	$5,752	$3,422
Portfolio turnover rate I	42 % H	33%	28%	31%	39%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,049,766
Gross unrealized depreciation	(17,139,797)
Net unrealized appreciation (depreciation)	$80,909,969
Tax cost	$374,274,450

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,514,700)
Long-term	-
Total capital loss carryforward	$(4,514,700)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	180,463,821	73,432,459
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Total International Equity	.87
Class I	.85
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Total International Equity	.82
Class I	.85
Class Z	.72

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Total International Equity Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Total International Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .03%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	32,888	1,062
Class M	.25%	.25%	32,606	330
Class C	.75%	.25%	14,688	2,604
			80,182	3,996

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	8,937
Class M	354
Class CA	19
9,310
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total International Equity Fund	267

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total International Equity Fund	7,556,437	1,262,489	1,307
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Total International Equity Fund	270
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Equity Fund	651	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.20%	6,163
Class M	1.45%	3,019
Class C	1.95%	657
Total International Equity	.95%	4,599
Class I	.95%	12,103
Class Z	.80%	9,826
		36,367

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $793.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Total International Equity Fund
Distributions to shareholders
Class A	$294,865	$214,708
Class M	118,208	103,563
Class C	10,828	12,847
Total International Equity	2,693,319	1,657,937
Class I	1,209,622	886,527
Class Z	511,016	424,899
Total	$4,837,858	$3,300,481
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Total International Equity Fund
Class A
Shares sold	618,445	549,290	$7,384,893	$6,240,487
Reinvestment of distributions	25,108	20,725	294,592	213,883
Shares redeemed	(214,692)	(344,770)	(2,567,644)	(3,941,834)
Net increase (decrease)	428,861	225,245	$5,111,841	$2,512,536
Class M
Shares sold	57,011	137,040	$686,899	$1,587,737
Reinvestment of distributions	9,993	9,958	118,147	103,562
Shares redeemed	(112,228)	(159,164)	(1,363,391)	(1,820,564)
Net increase (decrease)	(45,224)	(12,166)	$(558,345)	$(129,265)
Class C
Shares sold	33,320	57,438	$402,295	$630,153
Reinvestment of distributions	926	1,241	10,828	12,847
Shares redeemed	(54,987)	(68,257)	(641,806)	(785,305)
Net increase (decrease)	(20,741)	(9,578)	$(228,683)	$(142,305)
Total International Equity
Shares sold	11,296,090	4,737,578	$135,145,569	$54,385,150
Reinvestment of distributions	200,010	144,359	2,352,232	1,492,669
Shares redeemed	(2,624,783)	(2,451,059)	(31,060,537)	(27,787,042)
Net increase (decrease)	8,871,317	2,430,878	$106,437,264	$28,090,777
Class I
Shares sold	2,533,110	2,162,129	$30,083,298	$24,037,565
Reinvestment of distributions	101,172	85,453	1,185,843	880,163
Shares redeemed	(1,622,860)	(2,382,839)	(19,003,595)	(26,892,945)
Net increase (decrease)	1,011,422	(135,257)	$12,265,546	$(1,975,217)
Class Z
Shares sold	1,346,988	2,618,679	$16,053,422	$30,191,085
Reinvestment of distributions	40,881	37,496	482,408	388,454
Shares redeemed	(2,439,323)	(1,471,673)	(29,073,840)	(16,671,982)
Net increase (decrease)	(1,051,454)	1,184,502	$(12,538,010)	$13,907,557
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912361.115
TIE-SANN-0625
Fidelity® International Growth Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Growth Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
BELGIUM - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	992,905	15,342,441
CANADA - 2.4%
Industrials - 1.3%
Aerospace & Defense - 0.2%
CAE Inc (a)	533,511	13,347,450
Ground Transportation - 1.1%
Canadian Pacific Kansas City Ltd	916,400	66,559,649
TOTAL INDUSTRIALS		79,907,099

Materials - 1.1%
Metals & Mining - 1.1%
Franco-Nevada Corp	428,080	73,564,799
TOTAL CANADA		153,471,898
CHINA - 0.8%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	808,800	49,539,772
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	37,400	2,206,226
TOTAL CHINA		51,745,998
DENMARK - 1.8%
Health Care - 1.8%
Pharmaceuticals - 1.8%
Novo Nordisk A/S Series B	1,727,300	115,489,980
FINLAND - 1.1%
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	1,115,704	68,883,928
FRANCE - 12.5%
Consumer Discretionary - 2.6%
Textiles, Apparel & Luxury Goods - 2.6%
LVMH Moet Hennessy Louis Vuitton SE	306,545	169,804,238
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	325,921	93,301,794
Industrials - 8.3%
Aerospace & Defense - 6.6%
Airbus SE	768,400	130,390,212
Safran SA	1,113,000	296,191,095
		426,581,307
Electrical Equipment - 1.7%
Legrand SA	978,100	107,493,024
TOTAL INDUSTRIALS		534,074,331

Information Technology - 0.2%
Software - 0.2%
Lectra	397,459	10,243,447
TOTAL FRANCE		807,423,810
GERMANY - 9.1%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	165,100	19,414,081
Financials - 2.0%
Capital Markets - 2.0%
Deutsche Boerse AG	400,900	129,127,444
Information Technology - 6.8%
Software - 6.8%
SAP SE	1,509,600	441,691,809
TOTAL GERMANY		590,233,334
INDIA - 1.0%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	1,733,300	28,741,237
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd	1,490,891	33,818,098
Financial Services - 0.0%
Jio Financial Services Ltd (a)	970,400	2,993,029
TOTAL FINANCIALS		36,811,127

TOTAL INDIA		65,552,364
ITALY - 0.9%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Prada Spa (a)	5,520,400	34,522,074
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	740,226	25,224,036
TOTAL ITALY		59,746,110
JAPAN - 8.8%
Communication Services - 0.8%
Entertainment - 0.8%
Nintendo Co Ltd	599,200	49,745,589
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
USS Co Ltd	3,222,800	32,209,967
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	468,400	55,114,843
Industrials - 3.8%
Construction & Engineering - 0.4%
SHO-BOND Holdings Co Ltd	752,000	26,933,781
Machinery - 0.6%
Komatsu Ltd	1,306,100	37,771,851
Professional Services - 2.8%
Recruit Holdings Co Ltd	3,248,400	180,011,032
TOTAL INDUSTRIALS		244,716,664

Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 2.9%
Azbil Corp	6,730,712	57,995,784
Keyence Corp	301,748	126,158,314
		184,154,098
TOTAL JAPAN		565,941,161
NETHERLANDS - 4.7%
Industrials - 0.7%
Machinery - 0.1%
Aalberts NV	260,700	8,606,033
Aalberts NV rights (a)(b)	254,800	326,174
		8,932,207
Trading Companies & Distributors - 0.6%
IMCD NV	279,146	36,951,539
TOTAL INDUSTRIALS		45,883,746

Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	337,742	222,870,922
BE Semiconductor Industries NV	299,464	31,970,712
		254,841,634
TOTAL NETHERLANDS		300,725,380
SPAIN - 0.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Amadeus IT Group SA Class A	688,000	53,918,947
SWEDEN - 8.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc (c)	306,769	28,600,074
Industrials - 7.2%
Building Products - 1.7%
Assa Abloy AB B Shares	3,563,710	108,172,806
Machinery - 5.0%
Atlas Copco AB A Shares	14,119,100	218,896,812
Epiroc AB A Shares	4,603,417	99,445,809
		318,342,621
Trading Companies & Distributors - 0.5%
AddTech AB B Shares	982,490	32,995,319
TOTAL INDUSTRIALS		459,510,746

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Lagercrantz Group AB B Shares	1,511,600	34,280,970
TOTAL SWEDEN		522,391,790
SWITZERLAND - 3.1%
Financials - 2.0%
Capital Markets - 2.0%
UBS Group AG	4,224,732	127,404,834
Industrials - 1.1%
Machinery - 1.1%
Schindler Holding AG	175,048	63,796,497
Schindler Holding AG	18,350	6,492,033
		70,288,530
TOTAL SWITZERLAND		197,693,364
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	4,200,000	118,767,466
UNITED KINGDOM - 14.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Rightmove PLC	1,946,773	19,141,957
Consumer Discretionary - 5.3%
Hotels, Restaurants & Leisure - 5.1%
Compass Group PLC	5,841,600	196,948,515
InterContinental Hotels Group PLC ADR (c)	1,211,470	130,705,498
		327,654,013
Leisure Products - 0.2%
Games Workshop Group PLC	65,000	13,348,990
TOTAL CONSUMER DISCRETIONARY		341,003,003

Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	859,200	48,708,941
London Stock Exchange Group PLC	996,300	155,135,394
		203,844,335
Industrials - 4.6%
Aerospace & Defense - 2.2%
BAE Systems PLC	6,230,136	144,430,975
Professional Services - 2.4%
RELX PLC	2,782,200	151,838,983
TOTAL INDUSTRIALS		296,269,958

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Spectris PLC	1,112,257	29,646,098
Software - 0.6%
Sage Group PLC/The	2,309,600	38,090,299
TOTAL INFORMATION TECHNOLOGY		67,736,397

TOTAL UNITED KINGDOM		927,995,650
UNITED STATES - 24.4%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
PriceSmart Inc (c)	192,598	19,546,771
Financials - 10.1%
Capital Markets - 4.4%
Moody's Corp	329,900	149,484,288
S&P Global Inc	264,800	132,413,240
		281,897,528
Financial Services - 3.5%
Mastercard Inc Class A	196,200	107,529,372
Visa Inc Class A	338,360	116,903,380
		224,432,752
Insurance - 2.2%
Marsh & McLennan Cos Inc	655,051	147,694,349
TOTAL FINANCIALS		654,024,629

Industrials - 5.6%
Electrical Equipment - 2.3%
GE Vernova Inc	396,300	146,955,966
Machinery - 0.8%
Otis Worldwide Corp	508,900	48,991,803
Professional Services - 2.5%
Experian PLC	3,280,900	163,228,176
TOTAL INDUSTRIALS		359,175,945

Materials - 8.4%
Chemicals - 4.5%
Linde PLC	490,779	222,435,766
Sherwin-Williams Co/The	196,311	69,282,078
		291,717,844
Construction Materials - 3.9%
CRH PLC	2,625,266	250,502,882
TOTAL MATERIALS		542,220,726

TOTAL UNITED STATES		1,574,968,071
TOTAL COMMON STOCKS (Cost $3,998,447,448)		6,190,291,692

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (a)(d)(e) (Cost $6,992,914)	63,819	13,548,136

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	230,276,796	230,322,851
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	91,619,695	91,628,857
TOTAL MONEY MARKET FUNDS (Cost $321,951,708)			321,951,708

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,327,392,070)	6,525,791,536
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(67,452,815)
NET ASSETS - 100.0%	6,458,338,721

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,548,136 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,770,998	838,820,578	757,268,725	3,433,638	-	-	230,322,851	230,276,796	0.4%
Fidelity Securities Lending Cash Central Fund	144,986,916	228,039,235	281,397,294	166,106	-	-	91,628,857	91,619,695	0.3%
Total	293,757,914	1,066,859,813	1,038,666,019	3,599,744	-	-	321,951,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	137,841,399	38,556,038	99,285,361	-
Consumer Discretionary	662,264,529	295,511,776	366,752,753	-
Consumer Staples	19,546,771	19,546,771	-	-
Energy	28,741,237	-	28,741,237	-
Financials	1,151,212,369	781,429,463	369,782,906	-
Health Care	263,906,617	93,301,794	170,604,823	-
Industrials	2,199,277,424	879,749,270	1,319,528,154	-
Information Technology	1,111,715,821	425,098,232	686,617,589	-
Materials	615,785,525	615,785,525	-	-

Convertible Preferred Stocks
Communication Services	13,548,136	-	-	13,548,136

Money Market Funds	321,951,708	321,951,708	-	-
Total Investments in Securities:	6,525,791,536	3,470,930,577	3,041,312,823	13,548,136
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $90,450,699) - See accompanying schedule:
Unaffiliated issuers (cost $4,005,440,362)	$6,203,839,828
Fidelity Central Funds (cost $321,951,708)	321,951,708

Total Investment in Securities (cost $4,327,392,070)		$6,525,791,536
Foreign currency held at value (cost $942,100)		942,146
Receivable for investments sold		17,571,213
Receivable for fund shares sold		3,650,329
Dividends receivable		12,526,772
Reclaims receivable		15,704,590
Interest receivable		393
Distributions receivable from Fidelity Central Funds		680,003
Prepaid expenses		1,741
Other receivables		10,284
Total assets		6,576,879,007
Liabilities
Payable for investments purchased
Regular delivery	$10,469,519
Delayed delivery	326,175
Payable for fund shares redeemed	8,848,086
Accrued management fee	4,182,878
Distribution and service plan fees payable	69,478
Other payables and accrued expenses	3,015,996
Collateral on securities loaned	91,628,154
Total liabilities		118,540,286
Net Assets		$6,458,338,721
Net Assets consist of:
Paid in capital		$4,281,426,272
Total accumulated earnings (loss)		2,176,912,449
Net Assets		$6,458,338,721

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($205,869,806 ÷ 9,929,602 shares)(a)		$20.73
Maximum offering price per share (100/94.25 of $20.73)		$21.99
Class M :
Net Asset Value and redemption price per share ($30,235,530 ÷ 1,473,388 shares)(a)		$20.52
Maximum offering price per share (100/96.50 of $20.52)		$21.26
Class C :
Net Asset Value and offering price per share ($20,627,624 ÷ 1,050,586 shares)(a)		$19.63
International Growth :
Net Asset Value, offering price and redemption price per share ($1,605,862,650 ÷ 76,674,636 shares)		$20.94
Class I :
Net Asset Value, offering price and redemption price per share ($1,869,466,678 ÷ 89,537,053 shares)		$20.88
Class Z :
Net Asset Value, offering price and redemption price per share ($2,726,276,433 ÷ 130,461,036 shares)		$20.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$45,552,945
Foreign Tax Reclaims		4,583,010
Interest		122
Income from Fidelity Central Funds (including $166,106 from security lending)		3,599,744
Income before foreign taxes withheld		$53,735,821
Less foreign taxes withheld		(3,958,427)
Total income		49,777,394
Expenses
Management fee
Basic fee	$23,560,458
Performance adjustment	2,830,088
Distribution and service plan fees	445,909
Custodian fees and expenses	156,234
Independent trustees' fees and expenses	13,628
Registration fees	85,919
Audit fees	61,602
Legal	4,284
Miscellaneous	58,325
Total expenses before reductions	27,216,447
Expense reductions	(463)
Total expenses after reductions		27,215,984
Net Investment income (loss)		22,561,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,710,303)
Foreign currency transactions	(249,818)
Total net realized gain (loss)		(20,960,121)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,465,834)	195,930,024
Assets and liabilities in foreign currencies	984,125
Total change in net unrealized appreciation (depreciation)		196,914,149
Net gain (loss)		175,954,028
Net increase (decrease) in net assets resulting from operations		$198,515,438
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,561,410	$31,462,911
Net realized gain (loss)	(20,960,121)	104,369,251
Change in net unrealized appreciation (depreciation)	196,914,149	924,053,495
Net increase (decrease) in net assets resulting from operations	198,515,438	1,059,885,657
Distributions to shareholders	(52,532,043)	(24,060,084)

Share transactions - net increase (decrease)	265,740,024	670,552,377
Total increase (decrease) in net assets	411,723,419	1,706,377,950

Net Assets
Beginning of period	6,046,615,302	4,340,237,352
End of period	$6,458,338,721	$6,046,615,302

Financial Highlights
Fidelity Advisor® International Growth Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.21	$16.19	$14.89	$21.04	$16.06	$15.03
Income from Investment Operations
Net investment income (loss) A,B	.04	.06	.04	- C	(.04)	(.01)
Net realized and unrealized gain (loss)	.58	4.00	1.49	(5.80)	5.02	1.16
Total from investment operations	.62	4.06	1.53	(5.80)	4.98	1.15
Distributions from net investment income	(.02)	(.04)	-	(.03)	-	(.12)
Distributions from net realized gain	(.07)	-	(.23)	(.32)	-	-
Total distributions	(.10) D	(.04)	(.23)	(.35)	-	(.12)
Net asset value, end of period	$20.73	$20.21	$16.19	$14.89	$21.04	$16.06
Total Return E,F,G	3.05%	25.08%	10.26%	(28.00)%	31.01%	7.66%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.15% J	1.18%	1.21%	1.30%	1.28%	1.30%
Expenses net of fee waivers, if any	1.15 % J	1.18%	1.21%	1.30%	1.28%	1.30%
Expenses net of all reductions, if any	1.15% J	1.18%	1.21%	1.30%	1.28%	1.29%
Net investment income (loss)	.41% J	.28%	.23%	.02%	(.20)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$205,870	$204,716	$171,656	$157,490	$232,527	$174,561
Portfolio turnover rate K	31 % J	31%	22%	22%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.00	$16.04	$14.79	$20.92	$16.01	$14.99
Income from Investment Operations
Net investment income (loss) A,B	.02	.01	(.01)	(.04)	(.09)	(.06)
Net realized and unrealized gain (loss)	.57	3.95	1.49	(5.77)	5.00	1.15
Total from investment operations	.59	3.96	1.48	(5.81)	4.91	1.09
Distributions from net investment income	-	-	-	-	-	(.07)
Distributions from net realized gain	(.07)	-	(.23)	(.32)	-	-
Total distributions	(.07)	-	(.23)	(.32)	-	(.07)
Net asset value, end of period	$20.52	$20.00	$16.04	$14.79	$20.92	$16.01
Total Return C,D,E	2.96%	24.69%	9.99%	(28.18)%	30.67%	7.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.40% H	1.44%	1.48%	1.57%	1.55%	1.59%
Expenses net of fee waivers, if any	1.40 % H	1.43%	1.48%	1.57%	1.55%	1.59%
Expenses net of all reductions, if any	1.40% H	1.43%	1.47%	1.57%	1.55%	1.58%
Net investment income (loss)	.16% H	.03%	(.03)%	(.25)%	(.48)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$30,236	$31,196	$27,016	$26,250	$38,761	$30,353
Portfolio turnover rate I	31 % H	31%	22%	22%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.19	$15.46	$14.33	$20.39	$15.68	$14.68
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.09)	(.09)	(.13)	(.18)	(.13)
Net realized and unrealized gain (loss)	.54	3.82	1.45	(5.61)	4.89	1.13
Total from investment operations	.51	3.73	1.36	(5.74)	4.71	1.00
Distributions from net realized gain	(.07)	-	(.23)	(.32)	-	-
Total distributions	(.07)	-	(.23)	(.32)	-	-
Net asset value, end of period	$19.63	$19.19	$15.46	$14.33	$20.39	$15.68
Total Return C,D,E	2.67%	24.13%	9.47%	(28.58)%	30.04%	6.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.90% H	1.94%	1.98%	2.07%	2.05%	2.07%
Expenses net of fee waivers, if any	1.90 % H	1.94%	1.97%	2.06%	2.05%	2.07%
Expenses net of all reductions, if any	1.90% H	1.94%	1.97%	2.06%	2.05%	2.06%
Net investment income (loss)	(.34)% H	(.48)%	(.53)%	(.74)%	(.97)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,628	$24,523	$27,270	$33,575	$58,867	$55,013
Portfolio turnover rate I	31 % H	31%	22%	22%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Growth Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.44	$16.38	$15.05	$21.26	$16.20	$15.16
Income from Investment Operations
Net investment income (loss) A,B	.07	.11	.09	.05	.02	.03
Net realized and unrealized gain (loss)	.59	4.04	1.51	(5.85)	5.06	1.17
Total from investment operations	.66	4.15	1.60	(5.80)	5.08	1.20
Distributions from net investment income	(.08)	(.09)	(.04)	(.09)	(.02)	(.16)
Distributions from net realized gain	(.07)	-	(.23)	(.32)	-	-
Total distributions	(.16) C	(.09)	(.27)	(.41)	(.02)	(.16)
Net asset value, end of period	$20.94	$20.44	$16.38	$15.05	$21.26	$16.20
Total Return D,E	3.21%	25.41%	10.59%	(27.79)%	31.38%	7.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H	.89%	.93%	1.01%	.99%	1.01%
Expenses net of fee waivers, if any	.86 % H	.89%	.92%	1.01%	.99%	1.01%
Expenses net of all reductions, if any	.86% H	.89%	.92%	1.01%	.99%	1.00%
Net investment income (loss)	.70% H	.57%	.52%	.31%	.09%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,605,863	$1,591,303	$1,277,884	$1,194,442	$1,773,433	$1,292,392
Portfolio turnover rate I	31 % H	31%	22%	22%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.38	$16.34	$15.01	$21.20	$16.16	$15.13
Income from Investment Operations
Net investment income (loss) A,B	.07	.11	.09	.05	.01	.03
Net realized and unrealized gain (loss)	.59	4.02	1.50	(5.83)	5.05	1.16
Total from investment operations	.66	4.13	1.59	(5.78)	5.06	1.19
Distributions from net investment income	(.08)	(.09)	(.03)	(.09)	(.02)	(.16)
Distributions from net realized gain	(.07)	-	(.23)	(.32)	-	-
Total distributions	(.16) C	(.09)	(.26)	(.41)	(.02)	(.16)
Net asset value, end of period	$20.88	$20.38	$16.34	$15.01	$21.20	$16.16
Total Return D,E	3.22%	25.34%	10.59%	(27.78)%	31.36%	7.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.92%	.94%	1.02%	1.00%	1.01%
Expenses net of fee waivers, if any	.90 % H	.92%	.93%	1.02%	1.00%	1.01%
Expenses net of all reductions, if any	.90% H	.92%	.93%	1.02%	1.00%	1.00%
Net investment income (loss)	.66% H	.54%	.51%	.30%	.07%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,869,467	$1,821,120	$1,441,605	$1,373,850	$2,035,690	$1,382,837
Portfolio turnover rate I	31 % H	31%	22%	22%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.43	$16.38	$15.05	$21.25	$16.19	$15.16
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.11	.08	.04	.05
Net realized and unrealized gain (loss)	.59	4.03	1.51	(5.85)	5.06	1.16
Total from investment operations	.67	4.17	1.62	(5.77)	5.10	1.21
Distributions from net investment income	(.13)	(.12)	(.06)	(.11)	(.04)	(.18)
Distributions from net realized gain	(.07)	-	(.23)	(.32)	-	-
Total distributions	(.20)	(.12)	(.29)	(.43)	(.04)	(.18)
Net asset value, end of period	$20.90	$20.43	$16.38	$15.05	$21.25	$16.19
Total Return C,D	3.28%	25.53%	10.74%	(27.68)%	31.55%	8.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.78% G	.79%	.80%	.89%	.87%	.88%
Expenses net of fee waivers, if any	.78 % G	.79%	.79%	.89%	.87%	.88%
Expenses net of all reductions, if any	.78% G	.79%	.79%	.89%	.87%	.87%
Net investment income (loss)	.78% G	.67%	.65%	.43%	.20%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,726,276	$2,373,757	$1,394,806	$989,259	$1,277,877	$1,350,267
Portfolio turnover rate H	31 % G	31%	22%	22%	21%	23%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,294,293,924
Gross unrealized depreciation	(102,077,459)
Net unrealized appreciation (depreciation)	$2,192,216,465
Tax cost	$4,333,575,071

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	1,121,336,677	959,548,560
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
International Growth	.84
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
International Growth	.76
Class I	.80
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Growth Fund	MSCI EAFE Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	256,236	7,522
Class M	.25%	.25%	77,162	802
Class C	.75%	.25%	112,511	9,721
			445,909	18,045

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15,208
Class M	832
Class CA	204
16,244

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Growth Fund	1,227

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Growth Fund	87,710,906	27,823,399	1,989,966
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Growth Fund	4,921
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Growth Fund	17,181	180	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $463.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Growth Fund
Distributions to shareholders
Class A	$961,001	$381,205
Class M	111,260	-
Class C	87,826	-
International Growth	11,811,561	7,052,424
Class I	14,013,519	7,886,338
Class Z	25,546,876	8,740,117
Total	$52,532,043	$24,060,084
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Growth Fund
Class A
Shares sold	643,704	1,361,726	$13,132,854	$26,631,593
Reinvestment of distributions	46,688	21,028	959,433	380,612
Shares redeemed	(890,719)	(1,854,663)	(18,204,974)	(36,470,900)
Net increase (decrease)	(200,327)	(471,909)	$(4,112,687)	$(9,458,695)
Class M
Shares sold	50,456	108,808	$1,008,477	$2,130,923
Reinvestment of distributions	5,288	-	107,663	-
Shares redeemed	(141,795)	(234,072)	(2,889,395)	(4,543,640)
Net increase (decrease)	(86,051)	(125,264)	$(1,773,255)	$(2,412,717)
Class C
Shares sold	62,857	107,281	$1,225,448	$2,006,178
Reinvestment of distributions	4,496	-	87,769	-
Shares redeemed	(294,578)	(593,274)	(5,724,188)	(11,112,046)
Net increase (decrease)	(227,225)	(485,993)	$(4,410,971)	$(9,105,868)
International Growth
Shares sold	7,794,506	14,283,815	$162,479,956	$286,244,273
Reinvestment of distributions	511,084	347,988	10,599,872	6,354,264
Shares redeemed	(9,476,053)	(14,803,330)	(195,596,290)	(295,979,856)
Net increase (decrease)	(1,170,463)	(171,527)	$(22,516,462)	$(3,381,319)
Class I
Shares sold	10,960,393	21,361,727	$225,266,328	$425,487,377
Reinvestment of distributions	667,402	424,789	13,801,873	7,735,409
Shares redeemed	(11,434,004)	(20,686,405)	(235,726,272)	(410,163,686)
Net increase (decrease)	193,791	1,100,111	$3,341,929	$23,059,100
Class Z
Shares sold	30,127,547	68,973,110	$618,409,913	$1,408,702,342
Reinvestment of distributions	901,011	267,865	18,632,896	4,883,179
Shares redeemed	(16,745,307)	(38,217,356)	(341,831,339)	(741,733,645)
Net increase (decrease)	14,283,251	31,023,619	$295,211,470	$671,851,876
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912353.115
IGF-SANN-0625
Fidelity® Emerging Markets Discovery Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Discovery Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
BRAZIL - 13.1%
Consumer Discretionary - 2.7%
Diversified Consumer Services - 1.2%
Afya Ltd Class A (a)	664,959	12,634,221
Specialty Retail - 1.0%
Lojas Renner SA	4,098,874	10,552,065
Textiles, Apparel & Luxury Goods - 0.5%
Azzas 2154 SA	856,827	4,807,163
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Atacadao SA	5,656,194	8,521,441
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PRIO SA/Brazil (b)	1,803,560	10,713,022
Financials - 1.2%
Insurance - 1.2%
Caixa Seguridade Participacoes S/A	4,188,090	12,073,188
Health Care - 1.2%
Pharmaceuticals - 1.2%
Hypera SA	2,985,959	12,690,648
Industrials - 3.9%
Commercial Services & Supplies - 1.2%
Orizon Valorizacao de Residuos SA (b)	1,385,510	11,972,443
Ground Transportation - 2.7%
Localiza Rent a Car SA	2,072,529	15,688,721
Rumo SA	3,356,356	11,473,407
		27,162,128
TOTAL INDUSTRIALS		39,134,571

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
LOG Commercial Properties e Participacoes SA	2,403,756	8,894,721
Utilities - 1.4%
Electric Utilities - 1.3%
Equatorial Energia SA	2,089,524	13,553,013
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	56,300	1,129,838
TOTAL UTILITIES		14,682,851

TOTAL BRAZIL		134,703,891
CHILE - 1.3%
Financials - 1.3%
Banks - 1.3%
Banco de Chile ADR	450,779	13,306,996
CHINA - 17.5%
Communication Services - 2.5%
Entertainment - 2.0%
DouYu International Holdings Ltd ADR	574,703	4,281,536
NetEase Cloud Music Inc (b)(d)(e)	297,780	6,930,385
Tencent Music Entertainment Group Class A ADR	674,430	9,050,851
		20,262,772
Interactive Media & Services - 0.5%
Tongdao Liepin Group (d)	11,271,997	5,304,914
TOTAL COMMUNICATION SERVICES		25,567,686

Consumer Discretionary - 3.4%
Diversified Consumer Services - 1.5%
Fu Shou Yuan International Group Ltd	17,498,916	7,942,156
TAL Education Group Class A ADR (b)	822,230	7,194,512
		15,136,668
Household Durables - 0.9%
Haier Smart Home Co Ltd A Shares (China)	2,617,041	8,934,778
Textiles, Apparel & Luxury Goods - 1.0%
Li Ning Co Ltd	5,506,190	10,436,458
TOTAL CONSUMER DISCRETIONARY		34,507,904

Consumer Staples - 3.1%
Beverages - 2.2%
China Resources Beer Holdings Co Ltd	3,290,583	11,625,403
Tsingtao Brewery Co Ltd H Shares	1,465,536	10,374,172
		21,999,575
Personal Care Products - 0.9%
Proya Cosmetics Co Ltd A Shares (China)	726,769	9,538,264
TOTAL CONSUMER STAPLES		31,537,839

Financials - 1.1%
Financial Services - 1.1%
Far East Horizon Ltd	14,294,244	11,076,952
Industrials - 6.4%
Construction & Engineering - 1.0%
China Communications Services Corp Ltd H Shares	3,262,794	1,703,842
Sinopec Engineering Group Co Ltd H Shares	13,545,172	9,658,157
		11,361,999
Ground Transportation - 1.2%
Full Truck Alliance Co Ltd ADR	1,042,320	11,840,755
Machinery - 2.9%
Airtac International Group	409,330	11,220,301
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,327,897	13,055,490
Zhejiang Dingli Machinery Co Ltd A Shares (China)	922,540	5,514,172
		29,789,963
Marine Transportation - 1.3%
SITC International Holdings Co Ltd	4,729,210	13,079,782
TOTAL INDUSTRIALS		66,072,499

Utilities - 1.0%
Water Utilities - 1.0%
Guangdong Investment Ltd	13,565,540	10,984,526
TOTAL CHINA		179,747,406
GEORGIA - 1.5%
Financials - 1.5%
Banks - 1.5%
Lion Finance Group PLC	194,166	15,525,902
GREECE - 2.5%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.7%
OPAP SA	770,090	17,072,799
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Athens International Airport SA	863,430	8,940,169
TOTAL GREECE		26,012,968
HONG KONG - 1.1%
Consumer Staples - 1.1%
Food Products - 1.1%
WH Group Ltd (d)(e)	12,305,733	11,011,629
HUNGARY - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Richter Gedeon Nyrt	367,685	11,123,311
INDIA - 11.9%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Eicher Motors Ltd	209,973	13,808,270
Financials - 3.9%
Consumer Finance - 2.6%
Manappuram Finance Ltd	4,848,793	13,229,401
Shriram Finance Ltd	1,863,845	13,488,423
		26,717,824
Insurance - 1.3%
HDFC Life Insurance Co Ltd (d)(e)	1,475,620	12,955,883
TOTAL FINANCIALS		39,673,707

Health Care - 2.4%
Health Care Providers & Services - 1.4%
Max Healthcare Institute Ltd	1,070,650	13,872,046
Pharmaceuticals - 1.0%
Torrent Pharmaceuticals Ltd	277,028	10,879,959
TOTAL HEALTH CARE		24,752,005

Industrials - 3.6%
Aerospace & Defense - 2.3%
Bharat Electronics Ltd	3,003,123	11,155,041
Hindustan Aeronautics Ltd (d)	229,700	12,164,133
		23,319,174
Air Freight & Logistics - 0.2%
Delhivery Ltd (b)	746,513	2,694,220
Professional Services - 1.1%
Computer Age Management Services Ltd	241,310	11,112,156
TOTAL INDUSTRIALS		37,125,550

Materials - 0.7%
Construction Materials - 0.7%
Deccan Cements Ltd (c)	730,039	6,734,715
TOTAL INDIA		122,094,247
INDONESIA - 4.1%
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 1.0%
Sumber Alfaria Trijaya Tbk PT	77,901,530	10,084,716
Food Products - 1.0%
First Resources Ltd	9,109,441	10,539,468
TOTAL CONSUMER STAPLES		20,624,184

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
United Tractors Tbk PT	7,241,990	9,897,044
Financials - 1.1%
Banks - 1.1%
Bank Syariah Indonesia Tbk PT	64,586,910	11,108,452
TOTAL INDONESIA		41,629,680
KOREA (SOUTH) - 7.6%
Consumer Discretionary - 2.1%
Household Durables - 1.2%
Coway Co Ltd	203,909	12,529,034
Textiles, Apparel & Luxury Goods - 0.9%
Misto Holdings Corp	353,785	9,181,034
TOTAL CONSUMER DISCRETIONARY		21,710,068

Consumer Staples - 1.0%
Tobacco - 1.0%
KT&G Corp	132,920	10,706,550
Financials - 1.9%
Insurance - 1.9%
DB Insurance Co Ltd	169,175	10,876,809
Hyundai Marine & Fire Insurance Co Ltd (b)	545,889	8,524,013
		19,400,822
Industrials - 1.2%
Aerospace & Defense - 1.2%
Korea Aerospace Industries Ltd	204,579	11,949,595
Materials - 1.4%
Chemicals - 1.4%
Hansol Chemical Co Ltd	85,668	6,966,420
Soulbrain Co Ltd	58,867	7,156,329
		14,122,749
TOTAL KOREA (SOUTH)		77,889,784
MEXICO - 5.5%
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.2%
Grupo Comercial Chedraui SA de CV (a)	1,834,473	11,864,369
Food Products - 0.2%
Gruma SAB de CV Series B	166,186	3,175,843
TOTAL CONSUMER STAPLES		15,040,212

Financials - 2.5%
Banks - 1.1%
Regional SAB de CV	1,659,922	11,623,390
Insurance - 1.4%
Qualitas Controladora SAB de CV (a)	1,253,563	13,813,771
TOTAL FINANCIALS		25,437,161

Real Estate - 1.6%
Diversified REITs - 0.8%
Fibra Uno Administracion SA de CV	6,293,836	8,116,627
Industrial REITs - 0.8%
FIBRA Macquarie Mexico (d)(e)	5,190,385	8,136,072
TOTAL REAL ESTATE		16,252,699

TOTAL MEXICO		56,730,072
PANAMA - 1.1%
Industrials - 1.1%
Passenger Airlines - 1.1%
Copa Holdings SA Class A	123,010	11,287,398
PHILIPPINES - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Robinsons Land Corp	37,129,529	7,774,404
POLAND - 2.7%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Allegro.eu SA (b)(d)(e)	1,441,260	12,569,582
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Dino Polska SA (b)(d)(e)	106,210	14,858,751
TOTAL POLAND		27,428,333
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TCS Group Holding PLC Class A GDR (Russia) (b)(d)(f)	59,253	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(f)	67,346	0
TOTAL RUSSIA		0
SAUDI ARABIA - 2.0%
Financials - 1.0%
Insurance - 1.0%
Bupa Arabia for Cooperative Insurance Co	223,471	10,008,965
Industrials - 1.0%
Commercial Services & Supplies - 1.0%
Catrion Catering Holding Co	332,270	10,435,065
TOTAL SAUDI ARABIA		20,444,030
SOUTH AFRICA - 2.0%
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,600,746	10,154,811
Industrials - 1.0%
Industrial Conglomerates - 1.0%
Bidvest Group Ltd	807,107	10,194,465
TOTAL SOUTH AFRICA		20,349,276
TAIWAN - 17.8%
Communication Services - 1.1%
Entertainment - 1.1%
International Games System Co Ltd	433,490	11,216,180
Consumer Discretionary - 3.0%
Broadline Retail - 1.0%
Poya International Co Ltd	662,167	9,894,338
Household Durables - 1.1%
Nien Made Enterprise Co Ltd	917,960	11,218,739
Textiles, Apparel & Luxury Goods - 0.9%
Makalot Industrial Co Ltd	1,041,768	9,250,828
TOTAL CONSUMER DISCRETIONARY		30,363,905

Financials - 0.8%
Financial Services - 0.8%
Chailease Holding Co Ltd	2,462,621	8,843,050
Industrials - 3.1%
Commercial Services & Supplies - 0.8%
Cleanaway Co Ltd	1,513,105	8,574,847
Construction & Engineering - 1.2%
Acter Group Corp Ltd	941,050	11,822,510
Electrical Equipment - 1.1%
Bizlink Holding Inc	646,178	10,916,779
TOTAL INDUSTRIALS		31,314,136

Information Technology - 9.8%
Electronic Equipment, Instruments & Components - 4.3%
Chroma ATE Inc	1,269,030	11,577,343
E Ink Holdings Inc	1,543,150	10,758,282
Unimicron Technology Corp	3,754,564	11,054,090
Yageo Corp	744,300	10,650,600
		44,040,315
Semiconductors & Semiconductor Equipment - 3.6%
ASPEED Technology Inc	108,390	10,176,581
eMemory Technology Inc	133,300	10,712,082
King Yuan Electronics Co Ltd	3,016,050	8,185,530
Nanya Technology Corp (b)	7,154,900	8,062,078
		37,136,271
Technology Hardware, Storage & Peripherals - 1.9%
Advantech Co Ltd	914,070	9,556,829
Innodisk Corp	1,351,270	9,833,437
		19,390,266
TOTAL INFORMATION TECHNOLOGY		100,566,852

TOTAL TAIWAN		182,304,123
TURKEY - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	9,092,273	7,624,379
UNITED ARAB EMIRATES - 1.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	6,948,450	9,269,518
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Aldar Properties PJSC	4,469,541	10,051,159
TOTAL UNITED ARAB EMIRATES		19,320,677
UNITED STATES - 1.3%
Financials - 1.3%
Consumer Finance - 1.3%
FirstCash Holdings Inc	96,640	12,945,894
VIETNAM - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
FPT Corp	1,512,114	6,395,468
TOTAL COMMON STOCKS (Cost $913,282,647)		1,005,649,868

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	34,075,764	34,082,579
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	31,216,985	31,220,107
TOTAL MONEY MARKET FUNDS (Cost $65,302,686)			65,302,686

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $978,585,333)	1,070,952,554
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(44,496,088)
NET ASSETS - 100.0%	1,026,456,466

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $91,555,728 or 8.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,086,681 or 7.2% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,114,149	147,533,640	128,565,210	295,680	-	-	34,082,579	34,075,764	0.1%
Fidelity Securities Lending Cash Central Fund	14,200,460	103,354,164	86,334,517	52,158	-	-	31,220,107	31,216,985	0.1%
Total	29,314,609	250,887,804	214,899,727	347,838	-	-	65,302,686

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Deccan Cements Ltd	5,077,547	-	-	-	-	1,657,168	6,734,715	730,039
Total	5,077,547	-	-	-	-	1,657,168	6,734,715

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	36,783,866	25,567,686	11,216,180	-
Consumer Discretionary	165,650,356	90,833,335	74,817,021	-
Consumer Staples	112,300,606	71,431,608	40,868,998	-
Energy	29,879,584	19,982,540	9,897,044	-
Financials	189,555,900	110,529,869	79,026,031	-
Health Care	48,565,964	23,813,959	24,752,005	-
Industrials	226,453,448	116,274,204	110,179,244	-
Information Technology	106,962,320	-	106,962,320	-
Materials	20,857,464	-	20,857,464	-
Real Estate	42,972,983	35,198,579	7,774,404	-
Utilities	25,667,377	25,667,377	-	-

Money Market Funds	65,302,686	65,302,686	-	-
Total Investments in Securities:	1,070,952,554	584,601,843	486,350,711	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,063,891) - See accompanying schedule:
Unaffiliated issuers (cost $908,187,119)	$998,915,153
Fidelity Central Funds (cost $65,302,686)	65,302,686
Other affiliated issuers (cost $5,095,528)	6,734,715

Total Investment in Securities (cost $978,585,333)		$1,070,952,554
Foreign currency held at value (cost $434,614)		426,800
Receivable for investments sold		443,277
Receivable for fund shares sold		706,201
Dividends receivable		2,645,944
Distributions receivable from Fidelity Central Funds		140,721
Prepaid expenses		376
Other receivables		116,866
Total assets		1,075,432,739
Liabilities
Payable for investments purchased	$9,372,308
Payable for fund shares redeemed	699,704
Accrued management fee	758,947
Distribution and service plan fees payable	9,796
Deferred taxes	6,831,144
Other payables and accrued expenses	84,267
Collateral on securities loaned	31,220,107
Total liabilities		48,976,273
Net Assets		$1,026,456,466
Net Assets consist of:
Paid in capital		$944,686,465
Total accumulated earnings (loss)		81,770,001
Net Assets		$1,026,456,466

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,973,276 ÷ 1,890,309 shares)(a)		$15.86
Maximum offering price per share (100/94.25 of $15.86)		$16.83
Class M :
Net Asset Value and redemption price per share ($4,363,528 ÷ 275,099 shares)(a)		$15.86
Maximum offering price per share (100/96.50 of $15.86)		$16.44
Class C :
Net Asset Value and offering price per share ($2,636,646 ÷ 171,050 shares)(a)		$15.41
Emerging Markets Discovery :
Net Asset Value, offering price and redemption price per share ($377,585,776 ÷ 23,633,672 shares)		$15.98
Class I :
Net Asset Value, offering price and redemption price per share ($488,797,847 ÷ 30,529,263 shares)		$16.01
Class Z :
Net Asset Value, offering price and redemption price per share ($123,099,393 ÷ 7,699,045 shares)		$15.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$14,396,995
Special dividends		5,712,548
Interest		45
Income from Fidelity Central Funds (including $52,158 from security lending)		347,838
Income before foreign taxes withheld		$20,457,426
Less foreign taxes withheld		(1,456,145)
Total income		19,001,281
Expenses
Management fee	$4,894,403
Distribution and service plan fees	62,209
Custodian fees and expenses	164,492
Independent trustees' fees and expenses	2,441
Registration fees	72,172
Audit fees	53,442
Legal	1,101
Interest	39,496
Miscellaneous	10,809
Total expenses		5,300,565
Net Investment income (loss)		13,700,716
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,263,080)	15,213,845
Foreign currency transactions	(66,374)
Total net realized gain (loss)		15,147,471
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,123,686)	(33,042,713)
Affiliated issuers	1,657,168
Assets and liabilities in foreign currencies	37,881
Total change in net unrealized appreciation (depreciation)		(31,347,664)
Net gain (loss)		(16,200,193)
Net increase (decrease) in net assets resulting from operations		$(2,499,477)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,700,716	$32,737,820
Net realized gain (loss)	15,147,471	2,744,550
Change in net unrealized appreciation (depreciation)	(31,347,664)	109,422,927
Net increase (decrease) in net assets resulting from operations	(2,499,477)	144,905,297
Distributions to shareholders	(42,386,248)	(23,040,155)

Share transactions - net increase (decrease)	(111,895,418)	132,171,089
Total increase (decrease) in net assets	(156,781,143)	254,036,231

Net Assets
Beginning of period	1,183,237,609	929,201,378
End of period	$1,026,456,466	$1,183,237,609

Financial Highlights
Fidelity Advisor® Emerging Markets Discovery Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.44	$14.69	$12.89	$18.36	$13.93	$13.66
Income from Investment Operations
Net investment income (loss) A,B	.18 C	.40 D	.31	.31	.11	.04
Net realized and unrealized gain (loss)	(.19)	1.65	1.69	(3.92)	4.37	.34
Total from investment operations	(.01)	2.05	2.00	(3.61)	4.48	.38
Distributions from net investment income	(.57)	(.30)	(.20)	(.37)	(.05)	(.11)
Distributions from net realized gain	-	-	-	(1.49)	-	-
Total distributions	(.57)	(.30)	(.20)	(1.86)	(.05)	(.11)
Net asset value, end of period	$15.86	$16.44	$14.69	$12.89	$18.36	$13.93
Total Return E,F,G	- % H	14.09%	15.56%	(21.58)%	32.23%	2.76%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.27% K	1.30%	1.43%	1.49%	1.49%	1.54%
Expenses net of fee waivers, if any	1.27 % K	1.29%	1.42%	1.49%	1.49%	1.53%
Expenses net of all reductions, if any	1.27% K	1.29%	1.42%	1.49%	1.49%	1.51%
Net investment income (loss)	1.78% C,K	2.45% D	2.07%	2.11%	.60%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$29,973	$30,907	$23,373	$16,063	$18,900	$11,745
Portfolio turnover rate L	38 % K	29%	30%	33%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.24%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HAmount represents less than .005%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.39	$14.65	$12.85	$18.30	$13.89	$13.62
Income from Investment Operations
Net investment income (loss) A,B	.16 C	.36 D	.27	.27	.06	- E
Net realized and unrealized gain (loss)	(.19)	1.65	1.68	(3.91)	4.36	.34
Total from investment operations	(.03)	2.01	1.95	(3.64)	4.42	.34
Distributions from net investment income	(.50)	(.27)	(.15)	(.32)	(.01)	(.07)
Distributions from net realized gain	-	-	-	(1.49)	-	-
Total distributions	(.50)	(.27)	(.15)	(1.81)	(.01)	(.07)
Net asset value, end of period	$15.86	$16.39	$14.65	$12.85	$18.30	$13.89
Total Return F,G,H	(.15) %	13.80%	15.25%	(21.77)%	31.82%	2.49%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.52% K	1.50%	1.69%	1.75%	1.76%	1.83%
Expenses net of fee waivers, if any	1.52 % K	1.50%	1.69%	1.75%	1.76%	1.83%
Expenses net of all reductions, if any	1.52% K	1.50%	1.68%	1.75%	1.76%	1.80%
Net investment income (loss)	1.53% C,K	2.25% D	1.80%	1.85%	.33%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$4,364	$5,103	$6,560	$4,355	$6,095	$4,552
Portfolio turnover rate L	38 % K	29%	30%	33%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .99%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.78%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.92	$14.23	$12.47	$17.78	$13.55	$13.29
Income from Investment Operations
Net investment income (loss) A,B	.12 C	.27 D	.19	.19	(.03)	(.06)
Net realized and unrealized gain (loss)	(.18)	1.59	1.65	(3.81)	4.26	.32
Total from investment operations	(.06)	1.86	1.84	(3.62)	4.23	.26
Distributions from net investment income	(.45)	(.17)	(.08)	(.20)	-	-
Distributions from net realized gain	-	-	-	(1.49)	-	-
Total distributions	(.45)	(.17)	(.08)	(1.69)	-	-
Net asset value, end of period	$15.41	$15.92	$14.23	$12.47	$17.78	$13.55
Total Return E,F,G	(.38) %	13.16%	14.76%	(22.21)%	31.22%	1.96%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.02% J	2.02%	2.20%	2.25%	2.25%	2.32%
Expenses net of fee waivers, if any	2.02 % J	2.02%	2.19%	2.25%	2.25%	2.31%
Expenses net of all reductions, if any	2.02% J	2.02%	2.19%	2.25%	2.25%	2.29%
Net investment income (loss)	1.03% C,J	1.73% D	1.29%	1.35%	(.16)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,637	$3,146	$3,300	$3,079	$4,995	$5,080
Portfolio turnover rate K	38 % J	29%	30%	33%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .49%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.26%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Emerging Markets Discovery Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.57	$14.80	$12.98	$18.48	$14.02	$13.75
Income from Investment Operations
Net investment income (loss) A,B	.20 C	.45 D	.35	.36	.16	.08
Net realized and unrealized gain (loss)	(.18)	1.66	1.71	(3.95)	4.40	.34
Total from investment operations	.02	2.11	2.06	(3.59)	4.56	.42
Distributions from net investment income	(.61)	(.34)	(.24)	(.42)	(.10)	(.15)
Distributions from net realized gain	-	-	-	(1.49)	-	-
Total distributions	(.61)	(.34)	(.24)	(1.91)	(.10)	(.15)
Net asset value, end of period	$15.98	$16.57	$14.80	$12.98	$18.48	$14.02
Total Return E,F	.16%	14.38%	15.94%	(21.37)%	32.63%	3.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	1.01%	1.15%	1.19%	1.19%	1.23%
Expenses net of fee waivers, if any	.98 % I	1.00%	1.15%	1.19%	1.18%	1.23%
Expenses net of all reductions, if any	.98% I	1.00%	1.15%	1.19%	1.18%	1.20%
Net investment income (loss)	2.08% C,I	2.74% D	2.34%	2.41%	.90%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$377,586	$411,220	$368,811	$248,805	$283,133	$189,784
Portfolio turnover rate J	38 % I	29%	30%	33%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.54%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.28%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.61	$14.85	$13.03	$18.54	$14.06	$13.79
Income from Investment Operations
Net investment income (loss) A,B	.20 C	.45 D	.36	.34	.16	.08
Net realized and unrealized gain (loss)	(.19)	1.66	1.71	(3.95)	4.41	.34
Total from investment operations	.01	2.11	2.07	(3.61)	4.57	.42
Distributions from net investment income	(.61)	(.35)	(.25)	(.41)	(.09)	(.15)
Distributions from net realized gain	-	-	-	(1.49)	-	-
Total distributions	(.61)	(.35)	(.25)	(1.90)	(.09)	(.15)
Net asset value, end of period	$16.01	$16.61	$14.85	$13.03	$18.54	$14.06
Total Return E,F	.12%	14.34%	15.99%	(21.37)%	32.62%	3.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.04%	1.12%	1.17%	1.19%	1.24%
Expenses net of fee waivers, if any	1.02 % I	1.04%	1.11%	1.16%	1.19%	1.23%
Expenses net of all reductions, if any	1.02% I	1.04%	1.11%	1.16%	1.19%	1.21%
Net investment income (loss)	2.03% C,I	2.71% D	2.37%	2.44%	.90%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$488,798	$553,444	$404,844	$129,250	$27,397	$28,034
Portfolio turnover rate J	38 % I	29%	30%	33%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.49%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.24%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.59	$14.82	$13.00	$18.51	$14.04	$13.77
Income from Investment Operations
Net investment income (loss) A,B	.21 C	.46 D	.38	.37	.19	.10
Net realized and unrealized gain (loss)	(.19)	1.67	1.70	(3.95)	4.40	.35
Total from investment operations	.02	2.13	2.08	(3.58)	4.59	.45
Distributions from net investment income	(.62)	(.36)	(.26)	(.44)	(.12)	(.18)
Distributions from net realized gain	-	-	-	(1.49)	-	-
Total distributions	(.62)	(.36)	(.26)	(1.93)	(.12)	(.18)
Net asset value, end of period	$15.99	$16.59	$14.82	$13.00	$18.51	$14.04
Total Return E,F	.17%	14.54%	16.10%	(21.27)%	32.82%	3.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.93%	.99%	1.03%	1.05%	1.09%
Expenses net of fee waivers, if any	.90 % I	.92%	.98%	1.03%	1.05%	1.08%
Expenses net of all reductions, if any	.90% I	.92%	.98%	1.03%	1.05%	1.06%
Net investment income (loss)	2.16% C,I	2.82% D	2.50%	2.57%	1.04%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$123,099	$179,418	$122,312	$29,546	$16,365	$11,561
Portfolio turnover rate J	38 % I	29%	30%	33%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.62%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.35%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$191,138,620
Gross unrealized depreciation	(111,481,503)
Net unrealized appreciation (depreciation)	$79,657,117
Tax cost	$991,295,436

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,274,551)
Long-term	-
Total capital loss carryforward	$(6,274,551)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	199,183,069	354,933,250
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
Emerging Markets Discovery	1.00
Class I	1.01
Class Z	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.96
Class M	.96
Class C	.96
Emerging Markets Discovery	.91
Class I	.96
Class Z	.83

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	36,503	2,378
Class M	.25%	.25%	11,462	104
Class C	.75%	.25%	14,244	2,354
			62,209	4,836
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,522
Class M	238
Class CA	60
2,820

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Discovery Fund	916

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Discovery Fund	Borrower	6,161,980	4.61%	38,691

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Discovery Fund	2,310,090	19,814,965	6,744,507
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Emerging Markets Discovery Fund	836
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Discovery Fund	5,649	238	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Discovery Fund	858,286	4.83%	805
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Emerging Markets Discovery Fund
Distributions to shareholders
Class A	$1,053,053	$509,536
Class M	149,825	117,571
Class C	88,170	40,122
Emerging Markets Discovery	14,364,018	8,637,465
Class I	20,784,903	10,634,852
Class Z	5,946,279	3,100,609
Total	$42,386,248	$23,040,155
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Emerging Markets Discovery Fund
Class A
Shares sold	177,231	589,656	$2,755,459	$9,506,630
Reinvestment of distributions	67,073	32,877	1,051,706	509,269
Shares redeemed	(234,138)	(333,376)	(3,658,141)	(5,440,815)
Net increase (decrease)	10,166	289,157	$149,024	$4,575,084
Class M
Shares sold	13,090	32,443	$201,543	$528,491
Reinvestment of distributions	9,543	7,600	149,825	117,571
Shares redeemed	(58,926)	(176,394)	(920,547)	(2,861,973)
Net increase (decrease)	(36,293)	(136,351)	$(569,179)	$(2,215,911)
Class C
Shares sold	19,950	39,779	$305,733	$631,296
Reinvestment of distributions	5,770	2,657	88,170	40,122
Shares redeemed	(52,204)	(76,848)	(792,881)	(1,216,417)
Net increase (decrease)	(26,484)	(34,412)	$(398,978)	$(544,999)
Emerging Markets Discovery
Shares sold	3,401,248	8,550,200	$53,181,948	$138,799,157
Reinvestment of distributions	813,454	500,754	12,836,304	7,796,740
Shares redeemed	(5,398,786)	(9,155,683)	(84,706,546)	(150,486,850)
Net increase (decrease)	(1,184,084)	(104,729)	$(18,688,294)	$(3,890,953)
Class I
Shares sold	9,343,738	21,327,643	$146,926,222	$346,080,275
Reinvestment of distributions	1,255,207	647,193	19,844,830	10,102,677
Shares redeemed	(13,384,523)	(15,930,728)	(209,647,269)	(262,986,812)
Net increase (decrease)	(2,785,578)	6,044,108	$(42,876,217)	$93,196,140
Class Z
Shares sold	1,592,674	6,301,582	$24,765,237	$103,483,546
Reinvestment of distributions	327,837	169,011	5,176,545	2,631,506
Shares redeemed	(5,037,203)	(3,907,594)	(79,453,556)	(65,063,324)
Net increase (decrease)	(3,116,692)	2,562,999	$(49,511,774)	$41,051,728
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.931240.113
EMD-TEK-SANN-0625
Fidelity® Global Equity Income Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Global Equity Income Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 1.0%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	19,137	1,757,328
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	5,932	1,082,939
TOTAL BELGIUM		2,840,267
BRAZIL - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Equatorial Energia SA	286,974	1,861,363
CANADA - 4.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B	39,400	1,080,885
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	13,500	869,871
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Alimentation Couche-Tard Inc	50,483	2,635,106
Metro Inc/CN	37,234	2,869,389
		5,504,495
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	51,442	1,476,168
Cenovus Energy Inc	24,000	282,548
Imperial Oil Ltd	23,380	1,577,039
PrairieSky Royalty Ltd	92,106	1,550,689
		4,886,444
Information Technology - 0.7%
Software - 0.7%
Constellation Software Inc/Canada	581	2,093,872
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	581	0
		2,093,872
TOTAL CANADA		14,435,567
DENMARK - 0.2%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	29,100	694,266
FINLAND - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Elisa Oyj A Shares	19,148	1,019,949
FRANCE - 3.4%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	3,887	2,153,123
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	12,500	1,075,580
Energy - 0.7%
Energy Equipment & Services - 0.5%
Vallourec SACA (b)	72,000	1,329,921
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	4,700	765,648
TOTAL ENERGY		2,095,569

Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (c)(d)	7,939	623,713
Industrials - 1.0%
Aerospace & Defense - 1.0%
Airbus SE	7,918	1,343,610
Thales SA	5,700	1,596,697
		2,940,307
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	7,109	1,134,968
TOTAL FRANCE		10,023,260
GERMANY - 7.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	91,799	3,297,193
Industrials - 6.0%
Aerospace & Defense - 5.2%
Rheinmetall AG	8,947	15,237,212
Industrial Conglomerates - 0.8%
Siemens AG	9,621	2,215,344
TOTAL INDUSTRIALS		17,452,556

TOTAL GERMANY		20,749,749
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	162,086	1,214,497
HUNGARY - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	51,700	1,564,043
INDIA - 0.3%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	7,879	572,725
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Redington Ltd	71,339	207,128
TOTAL INDIA		779,853
IRELAND - 1.5%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	7,600	802,851
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	111,300	748,054
Information Technology - 1.0%
IT Services - 1.0%
Accenture PLC Class A	9,787	2,927,781
TOTAL IRELAND		4,478,686
ITALY - 1.0%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	24,300	1,427,340
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	26,900	1,477,676
TOTAL ITALY		2,905,016
JAPAN - 6.0%
Communication Services - 1.0%
Entertainment - 1.0%
Capcom Co Ltd	44,236	1,280,548
Nintendo Co Ltd	19,200	1,593,985
		2,874,533
Consumer Discretionary - 2.1%
Automobiles - 0.5%
Toyota Motor Corp	69,070	1,319,197
Household Durables - 1.3%
Sony Group Corp	143,380	3,782,766
Leisure Products - 0.3%
Roland Corp	41,535	919,417
TOTAL CONSUMER DISCRETIONARY		6,021,380

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	6,132	721,529
Industrials - 1.7%
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	5,300	235,673
Industrial Conglomerates - 1.0%
Hitachi Ltd	121,251	2,996,781
Machinery - 0.1%
Ebara Corp	18,900	283,912
Trading Companies & Distributors - 0.5%
Inaba Denki Sangyo Co Ltd	58,899	1,548,066
TOTAL INDUSTRIALS		5,064,432

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp	75,479	885,766
Materials - 0.7%
Chemicals - 0.7%
Shin-Etsu Chemical Co Ltd	63,026	1,917,975
TOTAL JAPAN		17,485,615
KENYA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Safaricom PLC	1,360,546	184,525
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	57,722	2,247,554
NETHERLANDS - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	24,645	4,542,320
SOUTH AFRICA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	1,900	499,716
SWITZERLAND - 1.2%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	6,840	1,208,664
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG	11,194	1,300,666
Materials - 0.3%
Chemicals - 0.3%
Sika AG	4,091	1,022,372
TOTAL SWITZERLAND		3,531,702
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	240,452	6,799,494
UNITED KINGDOM - 7.6%
Consumer Discretionary - 1.6%
Broadline Retail - 0.2%
B&M European Value Retail SA	131,196	588,178
Hotels, Restaurants & Leisure - 1.0%
Compass Group PLC	83,146	2,803,253
Leisure Products - 0.2%
Games Workshop Group PLC	2,700	554,496
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	67,200	654,446
TOTAL CONSUMER DISCRETIONARY		4,600,373

Consumer Staples - 1.1%
Beverages - 0.2%
Diageo PLC	23,820	668,875
Food Products - 0.2%
Premier Foods PLC	273,400	725,805
Personal Care Products - 0.7%
Unilever PLC	26,901	1,712,784
TOTAL CONSUMER STAPLES		3,107,464

Financials - 1.3%
Banks - 0.4%
Lloyds Banking Group PLC	859,800	844,735
Starling Bank Ltd Class D (a)(b)(e)	83,600	269,621
		1,114,356
Capital Markets - 0.8%
London Stock Exchange Group PLC	15,200	2,366,815
Insurance - 0.1%
Hiscox Ltd	31,873	466,824
TOTAL FINANCIALS		3,947,995

Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	43,637	3,132,700
Industrials - 2.5%
Aerospace & Defense - 1.4%
BAE Systems PLC	105,774	2,452,120
Rolls-Royce Holdings PLC	147,800	1,496,102
		3,948,222
Professional Services - 0.9%
RELX PLC	48,295	2,635,707
Trading Companies & Distributors - 0.2%
RS GROUP PLC	95,777	657,995
TOTAL INDUSTRIALS		7,241,924

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	9,000	330,563
TOTAL UNITED KINGDOM		22,361,019
UNITED STATES - 57.5%
Communication Services - 4.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc	45,494	1,260,184
Verizon Communications Inc	24,882	1,096,301
		2,356,485
Entertainment - 0.7%
Walt Disney Co/The	23,330	2,121,864
Interactive Media & Services - 1.2%
Alphabet Inc Class A	22,528	3,577,446
Media - 0.4%
Comcast Corp Class A	38,121	1,303,738
Wireless Telecommunication Services - 1.5%
T-Mobile US Inc	16,677	4,118,385
TOTAL COMMUNICATION SERVICES		13,477,918

Consumer Discretionary - 4.5%
Diversified Consumer Services - 0.9%
H&R Block Inc	44,439	2,682,782
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp	7,393	2,363,172
Starbucks Corp	6,900	552,345
		2,915,517
Specialty Retail - 2.0%
Lowe's Cos Inc	9,607	2,147,741
TJX Cos Inc/The	27,526	3,542,047
		5,689,788
Textiles, Apparel & Luxury Goods - 0.6%
Samsonite Group SA (c)(d)	202,500	363,975
Tapestry Inc	20,950	1,480,118
		1,844,093
TOTAL CONSUMER DISCRETIONARY		13,132,180

Consumer Staples - 5.6%
Beverages - 1.3%
Coca-Cola Co/The	37,732	2,737,457
Keurig Dr Pepper Inc	32,628	1,128,602
		3,866,059
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc Class A	22,700	498,946
BJ's Wholesale Club Holdings Inc (b)	9,831	1,155,732
Costco Wholesale Corp	1,724	1,714,518
Target Corp	7,745	748,942
Walmart Inc	30,944	3,009,305
		7,127,443
Food Products - 0.7%
Mondelez International Inc	9,931	676,599
Nestle SA	13,842	1,473,306
		2,149,905
Household Products - 1.1%
Procter & Gamble Co/The	19,390	3,152,232
TOTAL CONSUMER STAPLES		16,295,639

Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Exxon Mobil Corp	31,804	3,359,457
Hess Corp	8,598	1,109,572
Phillips 66	4,378	455,575
Shell PLC	43,111	1,391,267
Valero Energy Corp	3,491	405,269
		6,721,140
Financials - 11.1%
Banks - 5.9%
Bank of America Corp	75,351	3,004,998
JPMorgan Chase & Co	20,822	5,093,479
M&T Bank Corp	13,545	2,299,399
PNC Financial Services Group Inc/The	15,747	2,530,385
US Bancorp	38,400	1,549,056
Wells Fargo & Co	38,516	2,735,021
		17,212,338
Capital Markets - 1.3%
Blackrock Inc	1,100	1,005,686
Charles Schwab Corp/The	25,100	2,043,140
MSCI Inc	1,589	866,180
		3,915,006
Consumer Finance - 0.7%
Capital One Financial Corp	11,948	2,153,746
Financial Services - 0.3%
Apollo Global Management Inc	6,300	859,824
Insurance - 2.9%
Chubb Ltd	7,427	2,124,716
Hartford Insurance Group Inc/The	28,928	3,548,598
The Travelers Companies, Inc.	10,224	2,700,465
		8,373,779
TOTAL FINANCIALS		32,514,693

Health Care - 8.1%
Biotechnology - 2.7%
AbbVie Inc	23,673	4,618,602
Gilead Sciences Inc	29,705	3,164,771
		7,783,373
Health Care Providers & Services - 0.9%
UnitedHealth Group Inc	6,599	2,715,093
Life Sciences Tools & Services - 0.8%
Danaher Corp	11,965	2,384,983
Pharmaceuticals - 3.7%
Eli Lilly & Co	4,338	3,899,645
GSK PLC	62,700	1,240,375
Merck & Co Inc	27,468	2,340,274
Roche Holding AG	6,620	2,164,651
Sanofi SA	10,512	1,149,926
		10,794,871
TOTAL HEALTH CARE		23,678,320

Industrials - 3.5%
Aerospace & Defense - 1.7%
GE Aerospace	18,624	3,753,481
General Dynamics Corp	3,318	902,894
		4,656,375
Building Products - 0.4%
Johnson Controls International plc	14,548	1,220,577
Commercial Services & Supplies - 0.2%
Veralto Corp	6,671	639,749
Electrical Equipment - 0.6%
GE Vernova Inc	4,791	1,776,599
Ground Transportation - 0.3%
Norfolk Southern Corp	4,300	963,415
Machinery - 0.3%
Crane Co	5,414	871,546
TOTAL INDUSTRIALS		10,128,261

Information Technology - 10.9%
Communications Equipment - 1.0%
Cisco Systems Inc	48,975	2,827,327
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	5,914	277,485
IT Services - 0.8%
Amdocs Ltd	26,626	2,358,531
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc	3,579	688,850
Software - 4.2%
Microsoft Corp	31,444	12,428,555
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	62,685	13,320,563
TOTAL INFORMATION TECHNOLOGY		31,901,311

Materials - 2.3%
Chemicals - 1.4%
Linde PLC	8,568	3,883,275
Containers & Packaging - 0.7%
Ball Corp	12,898	669,922
Crown Holdings Inc	14,982	1,443,216
		2,113,138
Metals & Mining - 0.2%
Freeport-McMoRan Inc	19,603	706,295
TOTAL MATERIALS		6,702,708

Real Estate - 1.1%
Specialized REITs - 1.1%
American Tower Corp	5,819	1,311,660
Lamar Advertising Co Class A	17,463	1,987,464
		3,299,124
Utilities - 3.5%
Electric Utilities - 1.5%
NextEra Energy Inc	31,837	2,129,259
PG&E Corp	34,085	563,084
Southern Co/The	17,868	1,641,891
		4,334,234
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	6,800	491,028
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp	22,229	2,881,545
Multi-Utilities - 0.8%
Ameren Corp	15,843	1,572,259
WEC Energy Group Inc	7,715	844,947
		2,417,206
TOTAL UTILITIES		10,124,013

TOTAL UNITED STATES		167,975,307
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (b)	61,057	819,792
TOTAL COMMON STOCKS (Cost $197,897,662)		289,013,560

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $3,040,371)	4.33	3,039,763	3,040,371

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $200,938,033)	292,053,931
NET OTHER ASSETS (LIABILITIES) - 0.2%	691,059
NET ASSETS - 100.0%	292,744,990

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $987,688 or 0.3% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $987,688 or 0.3% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $269,621 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd Class D	6/18/21 - 4/05/22	170,981

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,369,184	31,072,259	35,401,072	174,080	-	-	3,040,371	3,039,763	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,088,225	10,088,225	991	-	-	-	-	0.0%
Total	7,369,184	41,160,484	45,489,297	175,071	-	-	3,040,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,935,003	17,043,825	4,891,178	-
Consumer Discretionary	28,485,307	16,563,858	11,921,449	-
Consumer Staples	26,786,029	21,855,484	4,930,545	-
Energy	13,703,153	12,311,886	1,391,267	-
Financials	42,073,271	36,629,549	5,174,101	269,621
Health Care	32,907,537	27,631,056	5,276,481	-
Industrials	44,305,156	12,334,322	31,970,834	-
Information Technology	53,070,757	41,795,847	11,274,910	-
Materials	10,462,847	7,522,500	2,940,347	-
Real Estate	3,299,124	3,299,124	-	-
Utilities	11,985,376	11,985,376	-	-

Money Market Funds	3,040,371	3,040,371	-	-
Total Investments in Securities:	292,053,931	212,013,198	79,771,112	269,621
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $197,897,662)	$289,013,560
Fidelity Central Funds (cost $3,040,371)	3,040,371

Total Investment in Securities (cost $200,938,033)		$292,053,931
Foreign currency held at value (cost $15,171)		15,240
Receivable for fund shares sold		332,692
Dividends receivable		432,895
Reclaims receivable		294,242
Distributions receivable from Fidelity Central Funds		10,128
Prepaid expenses		47
Receivable from investment adviser for expense reductions		18,486
Other receivables		429
Total assets		293,158,090
Liabilities
Payable for fund shares redeemed	$99,175
Accrued management fee	192,029
Distribution and service plan fees payable	16,165
Deferred taxes	28,724
Audit fee payable	74,309
Other payables and accrued expenses	2,698
Total liabilities		413,100
Net Assets		$292,744,990
Net Assets consist of:
Paid in capital		$208,013,881
Total accumulated earnings (loss)		84,731,109
Net Assets		$292,744,990

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($24,812,637 ÷ 1,162,269 shares)(a)		$21.35
Maximum offering price per share (100/94.25 of $21.35)		$22.65
Class M :
Net Asset Value and redemption price per share ($18,809,340 ÷ 881,424 shares)(a)		$21.34
Maximum offering price per share (100/96.50 of $21.34)		$22.11
Class C :
Net Asset Value and offering price per share ($4,401,777 ÷ 206,705 shares)(a)		$21.29
Fidelity Global Equity Income Fund :
Net Asset Value, offering price and redemption price per share ($201,173,284 ÷ 9,425,499 shares)		$21.34
Class I :
Net Asset Value, offering price and redemption price per share ($16,597,237 ÷ 777,601 shares)		$21.34
Class Z :
Net Asset Value, offering price and redemption price per share ($26,950,715 ÷ 1,262,399 shares)		$21.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$2,752,277
Income from Fidelity Central Funds (including $991 from security lending)		175,071
Income before foreign taxes withheld		$2,927,348
Less foreign taxes withheld		(141,450)
Total income		2,785,898
Expenses
Management fee	$1,145,812
Distribution and service plan fees	98,279
Custodian fees and expenses	8,073
Independent trustees' fees and expenses	576
Registration fees	129,631
Audit fees	66,076
Legal	5,543
Miscellaneous	347
Total expenses before reductions	1,454,337
Expense reductions	(98,216)
Total expenses after reductions		1,356,121
Net Investment income (loss)		1,429,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	725,820
Foreign currency transactions	(34,716)
Total net realized gain (loss)		691,104
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,327)	13,314,519
Assets and liabilities in foreign currencies	13,741
Total change in net unrealized appreciation (depreciation)		13,328,260
Net gain (loss)		14,019,364
Net increase (decrease) in net assets resulting from operations		$15,449,141
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,429,777	$1,828,545
Net realized gain (loss)	691,104	4,323,676
Change in net unrealized appreciation (depreciation)	13,328,260	29,455,406
Net increase (decrease) in net assets resulting from operations	15,449,141	35,607,627
Distributions to shareholders	(2,882,254)	(1,803,376)

Share transactions - net increase (decrease)	22,480,650	75,952,778
Total increase (decrease) in net assets	35,047,537	109,757,029

Net Assets
Beginning of period	257,697,453	147,940,424
End of period	$292,744,990	$257,697,453

Financial Highlights
Fidelity Advisor® Global Equity Income Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.08	(.01)
Net realized and unrealized gain (loss)	1.10	(.73) D
Total from investment operations	1.18	(.74)
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.13)	-
Total distributions	(.19)	-
Net asset value, end of period	$21.35	$20.36
Total Return E,F,G	5.83%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.27% J	1.06% J,K
Expenses net of fee waivers, if any	1.20 % J	1.05% J,K
Expenses net of all reductions, if any	1.19% J	1.05% J,K
Net investment income (loss)	.80% J	(.82)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$24,813	$24,403
Portfolio turnover rate L	12 % J	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.06	(.01)
Net realized and unrealized gain (loss)	1.09	(.73) D
Total from investment operations	1.15	(.74)
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.13)	-
Total distributions	(.17)	-
Net asset value, end of period	$21.34	$20.36
Total Return E,F,G	5.69%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.51% J	1.31% J,K
Expenses net of fee waivers, if any	1.44 % J	1.31% J,K
Expenses net of all reductions, if any	1.44% J	1.31% J,K
Net investment income (loss)	.55% J	(1.07)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$18,809	$16,568
Portfolio turnover rate L	12 % J	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$20.35	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.01	(.01)
Net realized and unrealized gain (loss)	1.08	(.74) D
Total from investment operations	1.09	(.75)
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.13)	-
Total distributions	(.15)	-
Net asset value, end of period	$21.29	$20.35
Total Return E,F,G	5.39%	(3.55)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.02% J	1.81% J,K
Expenses net of fee waivers, if any	1.94 % J	1.80% J,K
Expenses net of all reductions, if any	1.94% J	1.80% J,K
Net investment income (loss)	.05% J	(1.57)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$4,402	$4,953
Portfolio turnover rate L	12 % J	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Global Equity Income Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$16.19	$15.58	$19.80	$15.12	$14.64
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.22	.20	.15	.16
Net realized and unrealized gain (loss)	1.00	4.17	.62	(2.21)	5.07	.48
Total from investment operations	1.11	4.39	.84	(2.01)	5.22	.64
Distributions from net investment income	-	(.22)	(.23)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.13)	-	-	(2.04)	(.38)	(.01)
Total distributions	(.13)	(.22)	(.23)	(2.21)	(.54)	(.16)
Net asset value, end of period	$21.34	$20.36	$16.19	$15.58	$19.80	$15.12
Total Return C,D	5.97%	27.18%	5.36%	(11.45)%	35.09%	4.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97% G	.93%	1.00%	.98%	1.02%	1.09%
Expenses net of fee waivers, if any	.90 % G	.92%	1.00%	.98%	1.02%	1.09%
Expenses net of all reductions, if any	.90% G	.92%	1.00%	.98%	1.02%	1.09%
Net investment income (loss)	1.09% G	1.15%	1.33%	1.22%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$201,173	$166,803	$147,940	$139,355	$92,918	$66,715
Portfolio turnover rate H	12 % G	29% I	30%	61%	43%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.11	- D
Net realized and unrealized gain (loss)	1.09	(.74) E
Total from investment operations	1.20	(.74)
Distributions from net investment income	(.09)	-
Distributions from net realized gain	(.13)	-
Total distributions	(.22)	-
Net asset value, end of period	$21.34	$20.36
Total Return F,G	5.94%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J	.80% J,K
Expenses net of fee waivers, if any	.93 % J	.80% J,K
Expenses net of all reductions, if any	.93% J	.80% J,K
Net investment income (loss)	1.06% J	(.57)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$16,597	$14,026
Portfolio turnover rate L	12 % J	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.12	- D
Net realized and unrealized gain (loss)	1.10	(.74) E
Total from investment operations	1.22	(.74)
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.13)	-
Total distributions	(.23)	-
Net asset value, end of period	$21.35	$20.36
Total Return F,G	6.04%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.87% J	.64% J,K
Expenses net of fee waivers, if any	.80 % J	.64% J,K
Expenses net of all reductions, if any	.80% J	.64% J,K
Net investment income (loss)	1.19% J	(.41)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$26,951	$30,944
Portfolio turnover rate L	12 % J	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 18, 2024. The Fund offers Class A, Class M, Class C, Global Equity Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,765,890
Gross unrealized depreciation	(9,300,683)
Net unrealized appreciation (depreciation)	$90,465,207
Tax cost	$201,588,724

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,856,214)
Long-term	-
Total capital loss carryforward	$(5,856,214)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	40,502,872	15,808,348
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.86
Class C	.88
Fidelity Global Equity Income Fund	.86
Class I	.85
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.86
Class C	.87
Fidelity Global Equity Income Fund	.82
Class I	.85
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	30,973	1,234
Class M	.25%	.25%	43,680	835
Class C	.75%	.25%	23,626	2,577
			98,279	4,646
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,919
Class CA	33
6,952
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Global Equity Income Fund	174

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Equity Income Fund	7,463,986	1,370,884	13,744
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Global Equity Income Fund	206
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Equity Income Fund	105	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	-
Class M	1.55%	-
Class C	2.05%	-
Fidelity Global Equity Income Fund	.90%	4,640
Class I	1.05%	-
Class Z	.90%	-
		4,640

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $367.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $93,209.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024A
Fidelity Global Equity Income Fund
Distributions to shareholders
Class A	$224,606	$ -
Class M	139,880	-
Class C	35,015	-
Fidelity Global Equity Income Fund	1,998,326	1,803,376
Class I	177,737	-
Class Z	306,690	-
Total	$2,882,254	$1,803,376

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Global Equity Income Fund
Class A
Shares sold	137,900	13,802	$2,869,385	$287,423
Issued in exchange for the shares of the Acquired Fund(s)	-	1,194,022	-	24,716,232
Reinvestment of distributions	11,037	-	224,402	-
Shares redeemed	(185,192)	(9,300)	(3,853,360)	(192,220)
Net increase (decrease)	(36,255)	1,198,524	$(759,573)	$24,811,435
Class M
Shares sold	148,215	21,406	$3,116,946	$444,749
Issued in exchange for the shares of the Acquired Fund(s)	-	810,080	-	16,768,677
Reinvestment of distributions	6,872	-	139,880	-
Shares redeemed	(87,379)	(17,770)	(1,794,580)	(367,978)
Net increase (decrease)	67,708	813,716	$1,462,246	$16,845,448
Class C
Shares sold	9,150	4,787	$192,618	$100,926
Issued in exchange for the shares of the Acquired Fund(s)	-	238,738	-	4,939,487
Reinvestment of distributions	1,726	-	35,015	-
Shares redeemed	(47,554)	(142)	(988,139)	(2,945)
Net increase (decrease)	(36,678)	243,383	$(760,506)	$5,037,468
Fidelity Global Equity Income Fund
Shares sold	2,254,985	1,679,995	$47,193,939	$32,230,191
Reinvestment of distributions	87,882	82,061	1,776,678	1,584,378
Shares redeemed	(1,109,256)	(2,706,097)	(22,931,660)	(50,277,215)
Net increase (decrease)	1,233,611	(944,041)	$26,038,957	$(16,462,646)
Class I
Shares sold	253,215	4,818	$5,311,967	$101,465
Issued in exchange for the shares of the Acquired Fund(s)	-	685,565	-	14,191,192
Reinvestment of distributions	8,477	-	171,794	-
Shares redeemed	(172,943)	(1,531)	(3,620,293)	(31,412)
Net increase (decrease)	88,749	688,852	$1,863,468	$14,261,245
Class Z
Shares sold	117,424	11,434	$2,447,637	$238,032
Issued in exchange for the shares of the Acquired Fund(s)	-	1,515,595	-	31,372,832
Reinvestment of distributions	14,318	-	289,828	-
Shares redeemed	(389,032)	(7,340)	(8,101,407)	(151,036)
Net increase (decrease)	(257,290)	1,519,689	$(5,363,942)	$31,459,828

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Prior Fiscal Year Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Global Equity Income Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Global Equity Income Fund	91,300,657	28,301,146
Class A			24,716,232	1,194,022	1.0649033816
Class M			16,768,677	810,080	1.0640193237
Class C			4,939,487	238,738	1.0519091348
Class I			14,191,192	685,565	1.0661111111
Class Z			31,372,832	1,515,595	1.0742801932

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Global Equity Income Fund	169,611,375	261,599,795

Pro forma results of operations of the combined entity for the entire period ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,998,559
Total net realized gain (loss)	7,713,721
Total change in net unrealized appreciation (depreciation)	50,804,014
Net increase (decrease) in net assets resulting from operations	$61,516,294

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Global Equity Income Fund Statement of Operations since October 25, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.938166.112
GED-SANN-0625
Fidelity® International Capital Appreciation K6 Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Capital Appreciation K6 Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
BRAZIL - 1.6%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
MercadoLibre Inc (a)	11,313	26,368,906
CANADA - 7.0%
Financials - 1.6%
Capital Markets - 1.6%
Brookfield Asset Management Ltd Class A (United States) (b)	501,687	26,754,968
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	120,405	22,404,972
Information Technology - 4.1%
IT Services - 2.2%
Shopify Inc Class A (United States) (a)	369,850	35,135,750
Software - 1.9%
Constellation Software Inc/Canada	9,009	32,467,623
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	9,222	1
		32,467,624
TOTAL INFORMATION TECHNOLOGY		67,603,374

TOTAL CANADA		116,763,314
CHINA - 3.1%
Communication Services - 3.0%
Interactive Media & Services - 3.0%
Tencent Holdings Ltd	807,993	49,490,342
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	47,117	2,779,432
TOTAL CHINA		52,269,774
DENMARK - 1.7%
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	136,046	28,836,296
FRANCE - 8.6%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	10,872	29,448,381
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	86,484	24,757,878
Industrials - 3.6%
Aerospace & Defense - 1.9%
Safran SA	116,465	30,993,618
Building Products - 1.7%
Cie de Saint-Gobain SA	263,636	28,661,983
TOTAL INDUSTRIALS		59,655,601

Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	143,325	29,450,164
TOTAL FRANCE		143,312,024
GERMANY - 12.3%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Deutsche Telekom AG	889,117	31,934,881
Financials - 3.4%
Capital Markets - 1.5%
Deutsche Boerse AG	80,244	25,846,103
Insurance - 1.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	44,119	30,204,281
TOTAL FINANCIALS		56,050,384

Industrials - 2.6%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	36,158	12,448,227
Electrical Equipment - 1.9%
Siemens Energy AG (a)	394,210	30,426,580
TOTAL INDUSTRIALS		42,874,807

Information Technology - 2.5%
Software - 2.5%
SAP SE	144,677	42,330,847
Materials - 2.0%
Construction Materials - 2.0%
Heidelberg Materials AG	165,845	32,737,656
TOTAL GERMANY		205,928,575
INDIA - 7.0%
Communication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Bharti Airtel Ltd	1,334,091	29,387,799
Financials - 3.7%
Banks - 3.7%
HDFC Bank Ltd	1,397,021	31,688,832
ICICI Bank Ltd	1,834,169	30,789,247
		62,478,079
Industrials - 1.5%
Construction & Engineering - 1.5%
Larsen & Toubro Ltd	628,471	24,842,783
TOTAL INDIA		116,708,661
ISRAEL - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Hapoalim BM	951,800	13,940,709
ITALY - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	44,226	20,120,731
JAPAN - 6.0%
Consumer Discretionary - 1.9%
Household Durables - 1.9%
Sony Group Corp	1,241,637	32,757,857
Industrials - 4.1%
Industrial Conglomerates - 2.1%
Hitachi Ltd	1,430,358	35,352,035
Machinery - 2.0%
Mitsubishi Heavy Industries Ltd	1,664,044	32,803,045
TOTAL INDUSTRIALS		68,155,080

TOTAL JAPAN		100,912,937
NETHERLANDS - 5.4%
Industrials - 1.7%
Professional Services - 1.7%
Wolters Kluwer NV	164,378	28,947,218
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
ASM International NV	50,521	24,341,074
ASML Holding NV	55,778	36,807,072
		61,148,146
TOTAL NETHERLANDS		90,095,364
SPAIN - 1.4%
Industrials - 1.3%
Transportation Infrastructure - 1.3%
Aena SME SA (d)(e)	84,600	21,218,779
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	131,000	2,361,388
TOTAL SPAIN		23,580,167
SWEDEN - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Atlas Copco AB A Shares	621,951	9,642,476
SWITZERLAND - 4.9%
Financials - 4.9%
Capital Markets - 3.2%
Partners Group Holding AG	18,077	23,555,841
UBS Group AG	976,340	29,443,391
		52,999,232
Insurance - 1.7%
Zurich Insurance Group AG	41,286	29,282,956
TOTAL SWITZERLAND		82,282,188
TAIWAN - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co Ltd	2,466,502	69,747,665
UNITED KINGDOM - 8.5%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
InterContinental Hotels Group PLC	212,454	22,670,946
Financials - 3.3%
Capital Markets - 3.3%
3i Group PLC	523,713	29,689,835
London Stock Exchange Group PLC	165,564	25,780,223
		55,470,058
Industrials - 3.9%
Aerospace & Defense - 2.1%
Rolls-Royce Holdings PLC	3,415,712	34,575,458
Professional Services - 1.8%
RELX PLC	549,288	29,977,475
TOTAL INDUSTRIALS		64,552,933

TOTAL UNITED KINGDOM		142,693,937
UNITED STATES - 24.0%
Communication Services - 1.9%
Entertainment - 1.9%
Spotify Technology SA (a)	52,587	32,287,366
Financials - 8.3%
Capital Markets - 2.6%
Moody's Corp	47,511	21,528,184
S&P Global Inc	43,988	21,996,200
		43,524,384
Financial Services - 3.0%
Mastercard Inc Class A	43,846	24,030,238
Visa Inc Class A	72,079	24,903,295
		48,933,533
Insurance - 2.7%
Arthur J Gallagher & Co	70,354	22,561,825
Marsh & McLennan Cos Inc	95,958	21,635,650
		44,197,475
TOTAL FINANCIALS		136,655,392

Industrials - 7.9%
Building Products - 1.5%
Trane Technologies PLC	65,782	25,214,898
Commercial Services & Supplies - 1.3%
Waste Connections Inc	109,403	21,606,815
Construction & Engineering - 1.5%
Ferrovial SE	528,600	25,677,595
Electrical Equipment - 2.1%
Schneider Electric SE	147,487	34,459,716
Professional Services - 1.5%
Experian PLC	490,919	24,423,729
TOTAL INDUSTRIALS		131,382,753

Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	148,199	28,523,862
Software - 1.4%
Synopsys Inc (a)	50,688	23,266,298
TOTAL INFORMATION TECHNOLOGY		51,790,160

Materials - 2.8%
Chemicals - 1.2%
Linde PLC	46,291	20,980,470
Construction Materials - 1.6%
Holcim AG	235,370	26,302,123
TOTAL MATERIALS		47,282,593

TOTAL UNITED STATES		399,398,264
TOTAL COMMON STOCKS (Cost $1,184,432,911)		1,642,601,988

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	16,379,724	16,383,000
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	203,205	203,225
TOTAL MONEY MARKET FUNDS (Cost $16,586,225)			16,586,225

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,201,019,136)	1,659,188,213
NET OTHER ASSETS (LIABILITIES) - 0.8%	12,623,548
NET ASSETS - 100.0%	1,671,811,761

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,218,779 or 1.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,218,779 or 1.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	326,431,652	310,048,652	282,114	-	-	16,383,000	16,379,724	0.0%
Fidelity Securities Lending Cash Central Fund	28,492,200	74,113,253	102,402,228	8,305	-	-	203,225	203,205	0.0%
Total	28,492,200	400,544,905	412,450,880	290,419	-	-	16,586,225

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	143,100,388	32,287,366	110,813,022	-
Consumer Discretionary	134,146,253	78,717,450	55,428,803	-
Financials	433,631,778	230,350,301	203,281,477	-
Health Care	24,757,878	24,757,878	-	-
Industrials	502,513,698	167,160,980	335,352,718	-
Information Technology	292,620,192	180,541,679	112,078,512	1
Materials	109,470,413	53,718,126	55,752,287	-
Utilities	2,361,388	-	2,361,388	-

Money Market Funds	16,586,225	16,586,225	-	-
Total Investments in Securities:	1,659,188,213	784,120,005	875,068,207	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $197,054) - See accompanying schedule:
Unaffiliated issuers (cost $1,184,432,911)	$1,642,601,988
Fidelity Central Funds (cost $16,586,225)	16,586,225

Total Investment in Securities (cost $1,201,019,136)		$1,659,188,213
Foreign currency held at value (cost $1,882,567)		1,884,061
Receivable for investments sold		19,505,567
Receivable for fund shares sold		1,185,045
Dividends receivable		1,875,981
Reclaims receivable		2,977,276
Distributions receivable from Fidelity Central Funds		46,422
Other receivables		24,784
Total assets		1,686,687,349
Liabilities
Payable for investments purchased	$8,230,802
Payable for fund shares redeemed	1,008,604
Accrued management fee	853,196
Deferred taxes	4,549,620
Other payables and accrued expenses	30,141
Collateral on securities loaned	203,225
Total liabilities		14,875,588
Net Assets		$1,671,811,761
Net Assets consist of:
Paid in capital		$1,191,133,050
Total accumulated earnings (loss)		480,678,711
Net Assets		$1,671,811,761
Net Asset Value, offering price and redemption price per share ($1,671,811,761 ÷ 96,722,508 shares)		$17.28
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$8,840,741
Foreign Tax Reclaims		1,250,224
Income from Fidelity Central Funds (including $8,305 from security lending)		290,419
Income before foreign taxes withheld		$10,381,384
Less foreign taxes withheld		(1,198,830)
Total income		9,182,554
Expenses
Management fee	$5,258,190
Independent trustees' fees and expenses	3,555
Interest	37,199
Total expenses before reductions	5,298,944
Expense reductions	(707)
Total expenses after reductions		5,298,237
Net Investment income (loss)		3,884,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $445,626)	32,963,181
Foreign currency transactions	310,063
Total net realized gain (loss)		33,273,244
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $577,368)	51,602,487
Assets and liabilities in foreign currencies	246,137
Total change in net unrealized appreciation (depreciation)		51,848,624
Net gain (loss)		85,121,868
Net increase (decrease) in net assets resulting from operations		$89,006,185
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,884,317	$10,703,959
Net realized gain (loss)	33,273,244	89,865,881
Change in net unrealized appreciation (depreciation)	51,848,624	261,153,684
Net increase (decrease) in net assets resulting from operations	89,006,185	361,723,524
Distributions to shareholders	(45,040,106)	(5,644,723)

Share transactions
Proceeds from sales of shares	265,908,136	853,341,623
Reinvestment of distributions	44,942,135	5,644,723
Cost of shares redeemed	(303,638,022)	(686,774,012)

Net increase (decrease) in net assets resulting from share transactions	7,212,249	172,212,334
Total increase (decrease) in net assets	51,178,328	528,291,135

Net Assets
Beginning of period	1,620,633,433	1,092,342,298
End of period	$1,671,811,761	$1,620,633,433

Other Information
Shares
Sold	15,900,160	53,488,845
Issued in reinvestment of distributions	2,687,927	386,361
Redeemed	(18,168,674)	(41,290,018)
Net increase (decrease)	419,413	12,585,188

Financial Highlights
Fidelity® International Capital Appreciation K6 Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.83	$13.05	$11.29	$17.82	$13.99	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.04	.11	.08	.06	.05	.08
Net realized and unrealized gain (loss)	.88	3.74	1.73	(5.14)	3.85	1.62
Total from investment operations	.92	3.85	1.81	(5.08)	3.90	1.70
Distributions from net investment income	(.17)	(.07)	(.05)	(.04)	(.07)	(.11)
Distributions from net realized gain	(.31)	-	-	(1.41)	-	-
Total distributions	(.47) C	(.07)	(.05)	(1.45)	(.07)	(.11)
Net asset value, end of period	$17.28	$16.83	$13.05	$11.29	$17.82	$13.99
Total Return D,E	5.58%	29.54%	16.02%	(30.83)%	27.93%	13.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.66%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65 % H	.66%	.65%	.65%	.65%	.65%
Expenses net of all reductions, if any	.65% H	.66%	.65%	.65%	.65%	.61%
Net investment income (loss)	.48% H	.66%	.59%	.44%	.29%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,671,812	$1,620,633	$1,092,342	$763,118	$923,233	$760,960
Portfolio turnover rate I	96 % H	84%	78%	119% J	149%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$460,308,597
Gross unrealized depreciation	(10,550,887)
Net unrealized appreciation (depreciation)	$449,757,710
Tax cost	$1,209,430,503

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	772,003,672	811,883,932
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Capital Appreciation K6 Fund	541

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Capital Appreciation K6 Fund	Borrower	9,721,033	4.59%	37,199

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation K6 Fund	45,181,755	58,673,378	5,327,014
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Capital Appreciation K6 Fund	784	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $707.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883990.107
IVFK6-SANN-0625
Fidelity® International Small Cap Opportunities Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Small Cap Opportunities Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 91.5%
	Shares	Value ($)
AUSTRALIA - 2.2%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	1,135,000	3,630,565
Financials - 0.9%
Insurance - 0.9%
Steadfast Group Ltd	3,356,460	12,613,122
Materials - 1.0%
Metals & Mining - 1.0%
Imdex Ltd	6,980,074	13,204,871
TOTAL AUSTRALIA		29,448,558
BAILIWICK OF JERSEY - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
JTC PLC (a)(b)	900,000	10,003,246
BELGIUM - 2.6%
Financials - 2.1%
Banks - 2.1%
KBC Ancora	424,745	27,715,529
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Azelis Group NV	420,600	6,499,142
TOTAL BELGIUM		34,214,671
CANADA - 4.0%
Energy - 0.3%
Energy Equipment & Services - 0.3%
McCoy Global Inc	47,215	116,102
Pason Systems Inc (c)	547,900	4,363,806
		4,479,908
Industrials - 1.6%
Aerospace & Defense - 0.2%
CAE Inc (d)	110,600	2,767,006
Trading Companies & Distributors - 1.4%
Richelieu Hardware Ltd (c)	746,706	17,662,906
TOTAL INDUSTRIALS		20,429,912

Information Technology - 0.7%
Software - 0.7%
Lumine Group Inc Subordinate Voting Shares (b)(d)	285,000	9,214,021
Materials - 1.4%
Metals & Mining - 1.4%
Osisko Gold Royalties Ltd	792,100	18,983,740
TOTAL CANADA		53,107,581
CHINA - 0.3%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Chlitina Holding Ltd	1,048,842	3,731,314
EGYPT - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(d)	5,696,716	1,971,064
FRANCE - 2.5%
Consumer Staples - 0.2%
Beverages - 0.2%
Laurent-Perrier	39,132	4,300,076
Health Care - 0.8%
Pharmaceuticals - 0.8%
Vetoquinol SA	121,442	10,235,622
Industrials - 0.6%
Aerospace & Defense - 0.6%
LISI SA	254,584	7,974,412
Information Technology - 0.9%
Software - 0.9%
Lectra	450,006	11,597,707
TOTAL FRANCE		34,107,817
GERMANY - 5.5%
Communication Services - 3.9%
Entertainment - 2.7%
CTS Eventim AG & Co KGaA	305,392	35,910,993
Interactive Media & Services - 1.2%
Scout24 SE (a)(b)	135,700	16,095,295
TOTAL COMMUNICATION SERVICES		52,006,288

Industrials - 1.6%
Aerospace & Defense - 1.4%
Rheinmetall AG	11,200	19,074,190
Machinery - 0.2%
Stabilus SE	89,195	2,455,383
TOTAL INDUSTRIALS		21,529,573

TOTAL GERMANY		73,535,861
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	388,700	4,024,697
IRELAND - 2.0%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Cairn Homes PLC	2,335,691	5,129,854
Industrials - 1.1%
Trading Companies & Distributors - 1.1%
AerCap Holdings NV	140,200	14,861,200
Real Estate - 0.5%
Residential REITs - 0.5%
Irish Residential Properties Reit PLC	5,454,557	6,302,779
TOTAL IRELAND		26,293,833
ISRAEL - 1.7%
Financials - 0.6%
Capital Markets - 0.6%
Tel Aviv Stock Exchange Ltd	665,296	8,166,629
Information Technology - 1.1%
Communications Equipment - 1.1%
Ituran Location and Control Ltd	402,877	14,479,400
TOTAL ISRAEL		22,646,029
ITALY - 2.1%
Industrials - 2.1%
Machinery - 2.1%
Interpump Group SpA	812,640	27,691,625
JAPAN - 26.5%
Communication Services - 0.2%
Entertainment - 0.2%
Daiichikosho Co Ltd	258,100	3,012,790
Consumer Discretionary - 5.9%
Automobile Components - 0.1%
Shoei Co Ltd	186,604	2,182,137
Distributors - 0.4%
Central Automotive Products Ltd	469,500	5,562,547
Diversified Consumer Services - 0.4%
Aucnet Inc	563,954	4,875,137
Hotels, Restaurants & Leisure - 3.6%
Curves Holdings Co Ltd	2,807,078	13,468,006
Gift Holdings Inc (c)	345,000	8,686,530
Koshidaka Holdings Co Ltd (c)	2,055,775	14,564,975
Monogatari Corp/The (c)	438,700	11,413,932
		48,133,443
Leisure Products - 0.3%
Yonex Co Ltd	221,000	3,607,595
Specialty Retail - 1.1%
USS Co Ltd	1,537,130	15,362,699
TOTAL CONSUMER DISCRETIONARY		79,723,558

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.3%
Daikokutenbussan Co Ltd (c)	117,100	6,224,368
Kusuri no Aoki Holdings Co Ltd	243,500	5,807,351
YAKUODO Holdings Co Ltd	411,500	5,828,000
		17,859,719
Food Products - 0.1%
Iwatsuka Confectionery Co Ltd	37,800	888,292
Personal Care Products - 0.2%
Artnature Inc	521,000	2,904,161
TOTAL CONSUMER STAPLES		21,652,172

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
San-Ai Obbli Co Ltd	605,800	7,105,375
Health Care - 2.0%
Health Care Equipment & Supplies - 1.6%
Medikit Co Ltd	291,800	5,042,928
Nagaileben Co Ltd	745,427	10,974,429
Paramount Bed Holdings Co Ltd	238,520	3,835,204
Techno Medica Co Ltd	80,791	1,022,742
		20,875,303
Health Care Technology - 0.4%
Software Service Inc	66,400	5,856,092
TOTAL HEALTH CARE		26,731,395

Industrials - 5.2%
Commercial Services & Supplies - 1.1%
Japan Elevator Service Holdings Co Ltd	525,000	11,327,634
Pronexus Inc	477,000	4,063,407
		15,391,041
Construction & Engineering - 1.5%
Hibiya Engineering Ltd	16,800	410,659
SHO-BOND Holdings Co Ltd	559,400	20,035,581
		20,446,240
Machinery - 2.3%
Fujitec Co Ltd	347,300	13,602,463
Mitsuboshi Belting Ltd	117,580	2,939,911
Moriya Transportation Engineering & Manufacturing Co Ltd	151,700	2,960,155
NS Tool Co Ltd	648,900	3,213,185
Tocalo Co Ltd	608,636	6,989,651
		29,705,365
Professional Services - 0.3%
Funai Soken Holdings Inc	224,350	3,577,549
TOTAL INDUSTRIALS		69,120,195

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 3.7%
Ai Holdings Corp	172,500	2,549,255
Azbil Corp	5,348,368	46,084,693
		48,633,948
IT Services - 2.7%
Digital Hearts Holdings Co Ltd	231,314	1,601,629
NSD Co Ltd	719,949	16,913,615
Obic Co Ltd	202,000	7,051,210
TIS Inc	319,700	9,236,821
		34,803,275
Software - 1.6%
Broadleaf Co Ltd	1,922,198	9,303,126
m-up Holdings Inc	357,450	4,717,500
Miroku Jyoho Service Co Ltd	261,700	3,384,273
WingArc1st Inc	170,100	4,532,669
		21,937,568
TOTAL INFORMATION TECHNOLOGY		105,374,791

Materials - 2.1%
Chemicals - 2.1%
Kansai Paint Co Ltd	274,100	4,121,660
Nihon Parkerizing Co Ltd	1,117,678	9,278,807
SK Kaken Co Ltd	235,400	14,669,283
		28,069,750
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Goldcrest Co Ltd (c)	610,730	13,988,955
TOTAL JAPAN		354,778,981
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BGF retail Co Ltd	79,256	5,976,740
NETHERLANDS - 4.7%
Industrials - 3.3%
Machinery - 2.0%
Aalberts NV	770,397	25,431,767
Aalberts NV rights (d)(e)	769,097	984,537
		26,416,304
Trading Companies & Distributors - 1.3%
IMCD NV	130,449	17,267,994
TOTAL INDUSTRIALS		43,684,298

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
BE Semiconductor Industries NV (c)	175,429	18,728,762
TOTAL NETHERLANDS		62,413,060
NORWAY - 1.8%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA (d)	185,242	2,857,848
Industrials - 1.6%
Aerospace & Defense - 1.6%
Kongsberg Gruppen ASA	130,981	21,000,472
TOTAL NORWAY		23,858,320
PHILIPPINES - 0.5%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	1,020,000	6,245,551
SPAIN - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Fluidra SA	154,201	3,549,632
SWEDEN - 14.1%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Hemnet Group AB (d)	313,320	10,729,804
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Autoliv Inc	98,000	9,136,540
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	301,520	5,708,774
Industrials - 6.6%
Aerospace & Defense - 1.0%
INVISIO AB	328,163	13,139,422
Trading Companies & Distributors - 5.6%
AddTech AB B Shares	1,848,275	62,071,291
Bergman & Beving AB B Shares	417,154	12,624,028
		74,695,319
TOTAL INDUSTRIALS		87,834,741

Information Technology - 5.2%
Electronic Equipment, Instruments & Components - 5.2%
Lagercrantz Group AB B Shares	3,050,212	69,174,535
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (d)	942,052	5,964,884
TOTAL SWEDEN		188,549,278
SWITZERLAND - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Tecan Group AG	21,050	4,070,491
TAIWAN - 1.4%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Addcn Technology Co Ltd	1,688,028	9,207,124
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
eMemory Technology Inc	117,000	9,402,202
TOTAL TAIWAN		18,609,326
TURKEY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	759,300	1,982,339
UNITED KINGDOM - 15.1%
Communication Services - 2.2%
Interactive Media & Services - 2.2%
Baltic Classifieds Group PLC	3,964,002	17,961,607
Rightmove PLC	1,137,993	11,189,498
		29,151,105
Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 2.0%
Dp Poland PLC (d)	18,541,591	2,223,934
InterContinental Hotels Group PLC ADR	224,300	24,199,727
		26,423,661
Leisure Products - 2.2%
Games Workshop Group PLC	146,200	30,024,958
TOTAL CONSUMER DISCRETIONARY		56,448,619

Industrials - 4.8%
Aerospace & Defense - 0.2%
Avon Technologies PLC	165,000	2,990,578
Machinery - 1.4%
Bodycote PLC	2,684,726	17,030,968
Spirax Group PLC	29,691	2,324,690
		19,355,658
Marine Transportation - 0.5%
Clarkson PLC	156,153	6,836,253
Trading Companies & Distributors - 2.7%
Diploma PLC	180,000	9,504,283
Howden Joinery Group PLC	2,529,700	25,925,537
		35,429,820
TOTAL INDUSTRIALS		64,612,309

Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 2.5%
Oxford Instruments PLC	283,100	6,187,513
Spectris PLC	1,035,478	27,599,631
		33,787,144
Software - 0.5%
Sage Group PLC/The	393,700	6,492,964
TOTAL INFORMATION TECHNOLOGY		40,280,108

Real Estate - 0.9%
Residential REITs - 0.9%
UNITE Group PLC/The	1,052,900	12,074,535
TOTAL UNITED KINGDOM		202,566,676
UNITED STATES - 2.4%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
PriceSmart Inc	97,060	9,850,619
Financials - 1.7%
Capital Markets - 1.7%
Morningstar Inc	79,321	22,584,276
TOTAL UNITED STATES		32,434,895
TOTAL COMMON STOCKS (Cost $875,175,082)		1,225,811,585

International Equity Funds - 4.9%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (c) (Cost $62,198,061)	990,000	65,835,000

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	32,440,379	32,446,867
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	57,130,334	57,136,047
TOTAL MONEY MARKET FUNDS (Cost $89,582,914)			89,582,914

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,026,956,057)	1,381,229,499
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(40,931,808)
NET ASSETS - 100.0%	1,340,297,691

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,069,605 or 2.1% of net assets.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $37,283,626 or 2.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,774,965	178,337,076	180,665,174	810,365	-	-	32,446,867	32,440,379	0.1%
Fidelity Securities Lending Cash Central Fund	18,102,100	458,225,829	419,191,882	59,890	-	-	57,136,047	57,130,334	0.2%
Total	52,877,065	636,562,905	599,857,056	870,255	-	-	89,582,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	104,107,111	94,899,987	9,207,124	-
Consumer Discretionary	150,438,571	150,438,571	-	-
Consumer Staples	45,510,921	35,802,867	9,708,054	-
Energy	15,215,848	11,585,283	3,630,565	-
Financials	81,082,802	68,469,680	12,613,122	-
Health Care	51,575,194	51,575,194	-	-
Industrials	401,040,098	375,720,357	25,319,741	-
Information Technology	278,251,526	268,849,324	9,402,202	-
Materials	60,258,361	47,053,490	13,204,871	-
Real Estate	38,331,153	38,331,153	-	-

International Equity Funds	65,835,000	65,835,000	-	-

Money Market Funds	89,582,914	89,582,914	-	-
Total Investments in Securities:	1,381,229,499	1,298,143,820	83,085,679	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,071,793) - See accompanying schedule:
Unaffiliated issuers (cost $937,373,143)	$1,291,646,585
Fidelity Central Funds (cost $89,582,914)	89,582,914

Total Investment in Securities (cost $1,026,956,057)		$1,381,229,499
Foreign currency held at value (cost $162,079)		160,543
Receivable for investments sold		7,665,149
Receivable for fund shares sold		1,817,851
Dividends receivable		7,848,789
Reclaims receivable		2,263,856
Distributions receivable from Fidelity Central Funds		147,019
Prepaid expenses		377
Other receivables		2,880
Total assets		1,401,135,963
Liabilities
Payable for investments purchased
Regular delivery	$275,020
Delayed delivery	984,537
Payable for fund shares redeemed	1,261,459
Accrued management fee	1,121,599
Distribution and service plan fees payable	11,815
Other payables and accrued expenses	44,185
Collateral on securities loaned	57,139,657
Total liabilities		60,838,272
Net Assets		$1,340,297,691
Net Assets consist of:
Paid in capital		$923,805,986
Total accumulated earnings (loss)		416,491,705
Net Assets		$1,340,297,691

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($33,507,100 ÷ 1,614,239 shares)(a)		$20.76
Maximum offering price per share (100/94.25 of $20.76)		$22.03
Class M :
Net Asset Value and redemption price per share ($9,092,903 ÷ 446,103 shares)(a)		$20.38
Maximum offering price per share (100/96.50 of $20.38)		$21.12
Class C :
Net Asset Value and offering price per share ($1,908,221 ÷ 98,890 shares)(a)		$19.30
International Small Cap Opportunities :
Net Asset Value, offering price and redemption price per share ($657,935,621 ÷ 31,003,481 shares)		$21.22
Class I :
Net Asset Value, offering price and redemption price per share ($188,618,746 ÷ 8,903,961 shares)		$21.18
Class Z :
Net Asset Value, offering price and redemption price per share ($449,235,100 ÷ 21,272,408 shares)		$21.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$14,246,897
Foreign Tax Reclaims		1,260,972
Income from Fidelity Central Funds (including $59,890 from security lending)		870,255
Income before foreign taxes withheld		$16,378,124
Less foreign taxes withheld		(1,102,548)
Total income		15,275,576
Expenses
Management fee
Basic fee	$5,814,214
Performance adjustment	138,068
Distribution and service plan fees	74,459
Custodian fees and expenses	41,986
Independent trustees' fees and expenses	2,838
Registration fees	60,160
Audit fees	43,869
Legal	975
Miscellaneous	6,361
Total expenses before reductions	6,182,930
Expense reductions	(297)
Total expenses after reductions		6,182,633
Net Investment income (loss)		9,092,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	64,358,871
Foreign currency transactions	(273,783)
Total net realized gain (loss)		64,085,088
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,613,065
Assets and liabilities in foreign currencies	454,372
Total change in net unrealized appreciation (depreciation)		32,067,437
Net gain (loss)		96,152,525
Net increase (decrease) in net assets resulting from operations		$105,245,468
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,092,943	$13,006,743
Net realized gain (loss)	64,085,088	66,758,616
Change in net unrealized appreciation (depreciation)	32,067,437	179,564,617
Net increase (decrease) in net assets resulting from operations	105,245,468	259,329,976
Distributions to shareholders	(77,968,307)	(42,624,195)

Share transactions - net increase (decrease)	41,488,587	79,946,440
Total increase (decrease) in net assets	68,765,748	296,652,221

Net Assets
Beginning of period	1,271,531,943	974,879,722
End of period	$1,340,297,691	$1,271,531,943

Financial Highlights
Fidelity Advisor® International Small Cap Opportunities Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$16.75	$17.17	$28.35	$20.86	$19.02
Income from Investment Operations
Net investment income (loss) A,B	.11	.15	.10	.06	(.06)	(.04)
Net realized and unrealized gain (loss)	1.49	4.14	.61	(8.93)	7.55	2.05
Total from investment operations	1.60	4.29	.71	(8.87)	7.49	2.01
Distributions from net investment income	(.25)	(.12)	-	-	-	(.11)
Distributions from net realized gain	(.95)	(.56)	(1.13)	(2.31)	-	(.05)
Total distributions	(1.20)	(.68)	(1.13)	(2.31)	-	(.17) C
Net asset value, end of period	$20.76	$20.36	$16.75	$17.17	$28.35	$20.86
Total Return D,E,F	8.16%	26.06%	3.74%	(33.79)%	35.91%	10.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.24% I	1.27%	1.31%	1.49%	1.50%	1.57%
Expenses net of fee waivers, if any	1.24 % I	1.26%	1.31%	1.48%	1.50%	1.57%
Expenses net of all reductions, if any	1.24% I	1.26%	1.31%	1.48%	1.50%	1.56%
Net investment income (loss)	1.08% I	.77%	.56%	.30%	(.25)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,507	$32,876	$26,559	$26,380	$45,981	$37,771
Portfolio turnover rate J	30 % I	27%	10%	13%	21%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.98	$16.43	$16.91	$28.02	$20.67	$18.85
Income from Investment Operations
Net investment income (loss) A,B	.08	.10	.06	.01	(.13)	(.09)
Net realized and unrealized gain (loss)	1.46	4.07	.59	(8.81)	7.48	2.03
Total from investment operations	1.54	4.17	.65	(8.80)	7.35	1.94
Distributions from net investment income	(.19)	(.06)	-	-	-	(.06)
Distributions from net realized gain	(.95)	(.56)	(1.13)	(2.31)	-	(.05)
Total distributions	(1.14)	(.62)	(1.13)	(2.31)	-	(.12) C
Net asset value, end of period	$20.38	$19.98	$16.43	$16.91	$28.02	$20.67
Total Return D,E,F	7.99%	25.80%	3.43%	(33.95)%	35.56%	10.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.49% I	1.53%	1.57%	1.74%	1.75%	1.84%
Expenses net of fee waivers, if any	1.49 % I	1.52%	1.56%	1.74%	1.75%	1.84%
Expenses net of all reductions, if any	1.49% I	1.52%	1.56%	1.74%	1.75%	1.83%
Net investment income (loss)	.83% I	.51%	.31%	.05%	(.50)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,093	$9,933	$9,589	$10,115	$16,378	$13,141
Portfolio turnover rate J	30 % I	27%	10%	13%	21%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.95	$15.64	$16.22	$27.10	$20.09	$18.31
Income from Investment Operations
Net investment income (loss) A,B	.03	- C	(.04)	(.09)	(.25)	(.18)
Net realized and unrealized gain (loss)	1.39	3.87	.59	(8.48)	7.26	1.96
Total from investment operations	1.42	3.87	.55	(8.57)	7.01	1.78
Distributions from net investment income	(.12)	-	-	-	-	-
Distributions from net realized gain	(.95)	(.56)	(1.13)	(2.31)	-	-
Total distributions	(1.07)	(.56)	(1.13)	(2.31)	-	-
Net asset value, end of period	$19.30	$18.95	$15.64	$16.22	$27.10	$20.09
Total Return D,E,F	7.77%	25.11%	2.93%	(34.28)%	34.89%	9.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.99% I	2.02%	2.10%	2.26%	2.26%	2.33%
Expenses net of fee waivers, if any	1.99 % I	2.02%	2.10%	2.25%	2.26%	2.33%
Expenses net of all reductions, if any	1.99% I	2.02%	2.10%	2.25%	2.26%	2.33%
Net investment income (loss)	.33% I	.01%	(.23)%	(.47)%	(1.01)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,908	$2,035	$2,036	$3,314	$6,770	$7,253
Portfolio turnover rate J	30 % I	27%	10%	13%	21%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Small Cap Opportunities Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.81	$17.12	$17.47	$28.77	$21.10	$19.24
Income from Investment Operations
Net investment income (loss) A,B	.14	.21	.16	.13	.01	.02
Net realized and unrealized gain (loss)	1.52	4.23	.63	(9.09)	7.66	2.07
Total from investment operations	1.66	4.44	.79	(8.96)	7.67	2.09
Distributions from net investment income	(.30)	(.19)	- C	(.04)	-	(.17)
Distributions from net realized gain	(.95)	(.56)	(1.13)	(2.31)	-	(.05)
Total distributions	(1.25)	(.75)	(1.14) D	(2.34) D	-	(.23) D
Net asset value, end of period	$21.22	$20.81	$17.12	$17.47	$28.77	$21.10
Total Return E,F	8.33%	26.39%	4.11%	(33.62)%	36.35%	10.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	.98%	1.01%	1.19%	1.21%	1.26%
Expenses net of fee waivers, if any	.94 % I	.98%	1.00%	1.19%	1.20%	1.26%
Expenses net of all reductions, if any	.94% I	.98%	1.00%	1.19%	1.20%	1.25%
Net investment income (loss)	1.38% I	1.05%	.87%	.60%	.05%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$657,936	$636,948	$632,320	$700,271	$1,268,421	$1,152,472
Portfolio turnover rate J	30 % I	27%	10%	13%	21%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.77	$17.09	$17.46	$28.75	$21.09	$19.22
Income from Investment Operations
Net investment income (loss) A,B	.14	.21	.15	.13	.01	.02
Net realized and unrealized gain (loss)	1.51	4.21	.62	(9.07)	7.65	2.07
Total from investment operations	1.65	4.42	.77	(8.94)	7.66	2.09
Distributions from net investment income	(.29)	(.18)	(.01)	(.04)	-	(.16)
Distributions from net realized gain	(.95)	(.56)	(1.13)	(2.31)	-	(.05)
Total distributions	(1.24)	(.74)	(1.14)	(2.35)	-	(.22) C
Net asset value, end of period	$21.18	$20.77	$17.09	$17.46	$28.75	$21.09
Total Return D,E	8.26%	26.37%	4.02%	(33.60)%	36.32%	10.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99% H	.99%	1.05%	1.20%	1.22%	1.28%
Expenses net of fee waivers, if any	.99 % H	.98%	1.04%	1.19%	1.22%	1.27%
Expenses net of all reductions, if any	.99% H	.98%	1.04%	1.19%	1.22%	1.27%
Net investment income (loss)	1.33% H	1.05%	.83%	.59%	.04%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$188,619	$221,654	$81,122	$82,705	$141,310	$113,041
Portfolio turnover rate I	30 % H	27%	10%	13%	21%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.74	$17.07	$17.44	$28.73	$21.05	$19.20
Income from Investment Operations
Net investment income (loss) A,B	.15	.23	.18	.15	.04	.05
Net realized and unrealized gain (loss)	1.52	4.21	.62	(9.05)	7.64	2.05
Total from investment operations	1.67	4.44	.80	(8.90)	7.68	2.10
Distributions from net investment income	(.34)	(.21)	(.04)	(.08)	-	(.20)
Distributions from net realized gain	(.95)	(.56)	(1.13)	(2.31)	-	(.05)
Total distributions	(1.29)	(.77)	(1.17)	(2.39)	-	(.25)
Net asset value, end of period	$21.12	$20.74	$17.07	$17.44	$28.73	$21.05
Total Return C,D	8.40%	26.53%	4.19%	(33.52)%	36.48%	11.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86% G	.87%	.89%	1.07%	1.09%	1.14%
Expenses net of fee waivers, if any	.86 % G	.87%	.88%	1.07%	1.09%	1.13%
Expenses net of all reductions, if any	.86% G	.87%	.88%	1.07%	1.09%	1.13%
Net investment income (loss)	1.46% G	1.16%	.98%	.72%	.16%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$449,235	$368,086	$223,254	$219,360	$309,803	$82,476
Portfolio turnover rate H	30 % G	27%	10%	13%	21%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$437,335,148
Gross unrealized depreciation	(92,642,108)
Net unrealized appreciation (depreciation)	$344,693,040
Tax cost	$1,036,536,459

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	188,377,844	235,208,784
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
International Small Cap Opportunities	.99
Class I	1.02
Class Z	.88

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.94
Class M	.94
Class C	.94
International Small Cap Opportunities	.90
Class I	.95
Class Z	.82

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Small Cap Opportunities Fund	MSCI EAFE Small Cap Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Small Cap Opportunities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .02%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	40,949	1,699
Class M	.25%	.25%	23,690	284
Class C	.75%	.25%	9,820	1,671
			74,459	3,654

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,719
Class M	111
Class CA	27
3,857

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Small Cap Opportunities Fund	179

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Opportunities Fund	13,880,439	7,770,667	5,757,758
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Small Cap Opportunities Fund	1,020
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Small Cap Opportunities Fund	6,429	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $297.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Small Cap Opportunities Fund
Distributions to shareholders
Class A	$1,902,866	$1,071,393
Class M	561,660	359,747
Class C	112,453	67,234
International Small Cap Opportunities	38,399,271	27,456,391
Class I	13,413,028	3,627,918
Class Z	23,579,029	10,041,512
Total	$77,968,307	$42,624,195
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Small Cap Opportunities Fund
Class A
Shares sold	138,517	225,403	$2,774,070	$4,421,268
Reinvestment of distributions	88,165	57,351	1,736,854	1,052,398
Shares redeemed	(227,498)	(253,463)	(4,583,889)	(4,972,403)
Net increase (decrease)	(816)	29,291	$(72,965)	$501,263
Class M
Shares sold	12,193	13,011	$237,078	$253,332
Reinvestment of distributions	26,375	19,865	510,610	358,562
Shares redeemed	(89,709)	(119,085)	(1,722,277)	(2,319,634)
Net increase (decrease)	(51,141)	(86,209)	$(974,589)	$(1,707,740)
Class C
Shares sold	5,001	17,556	$92,616	$327,256
Reinvestment of distributions	6,125	3,896	112,453	67,013
Shares redeemed	(19,631)	(44,237)	(365,114)	(801,985)
Net increase (decrease)	(8,505)	(22,785)	$(160,045)	$(407,716)
International Small Cap Opportunities
Shares sold	3,983,821	7,348,249	$81,129,097	$150,444,534
Reinvestment of distributions	1,573,114	1,228,945	31,635,332	22,993,567
Shares redeemed	(5,159,083)	(14,912,938)	(103,861,687)	(304,809,170)
Net increase (decrease)	397,852	(6,335,744)	$8,902,742	$(131,371,069)
Class I
Shares sold	1,906,305	11,400,627	$38,424,830	$231,485,694
Reinvestment of distributions	647,836	186,259	13,008,545	3,479,316
Shares redeemed	(4,324,260)	(5,660,385)	(88,196,618)	(117,402,312)
Net increase (decrease)	(1,770,119)	5,926,501	$(36,763,243)	$117,562,698
Class Z
Shares sold	3,495,510	6,196,097	$70,071,354	$127,736,617
Reinvestment of distributions	1,086,298	493,559	21,736,824	9,199,948
Shares redeemed	(1,053,117)	(2,022,168)	(21,251,491)	(41,567,561)
Net increase (decrease)	3,528,691	4,667,488	$70,556,687	$95,369,004
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.>

Fund	% of shares held
Fidelity International Small Cap Opportunities Fund	26%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.815078.119
ILS-SANN-0625
Fidelity® International Discovery Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Discovery Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
CAR Group Ltd	1,275,761	27,230,227
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd	1,630,630	69,642,654
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (a)(b)(c)	5,900	6,814,500
Materials - 0.5%
Metals & Mining - 0.5%
Brazilian Rare Earths Ltd (c)	3,982,215	5,762,274
IperionX Ltd (c)(d)	21,820,344	50,052,311
		55,814,585
TOTAL AUSTRALIA		159,501,966
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (e)(f)	3,573,397	39,717,300
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	430,749	78,637,011
BRAZIL - 1.5%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (c)	55,051	128,315,623
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (c)	1,990,930	24,747,260
TOTAL BRAZIL		153,062,883
CANADA - 3.5%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	993,617	44,851,868
Canadian Natural Resources Ltd	1,580,280	45,347,365
		90,199,233
Financials - 0.2%
Insurance - 0.2%
Definity Financial Corp	504,279	25,170,055
Information Technology - 2.4%
Software - 2.4%
Constellation Software Inc/Canada	67,024	241,548,448
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	50,942	4
Lumine Group Inc Subordinate Voting Shares (c)(f)	158,132	5,112,392
		246,660,844
TOTAL CANADA		362,030,132
CHINA - 1.5%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	1,051,600	64,411,504
Consumer Discretionary - 0.6%
Automobiles - 0.5%
BYD Co Ltd H Shares	952,000	45,216,426
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	216,760	12,786,672
TOTAL CONSUMER DISCRETIONARY		58,003,098

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,102,200	28,576,552
TOTAL CHINA		150,991,154
DENMARK - 1.8%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	1,078,046	25,719,962
Health Care - 1.2%
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	1,803,824	120,606,494
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	182,700	38,725,073
TOTAL DENMARK		185,051,529
FRANCE - 9.9%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	69,901	189,336,949
Consumer Staples - 1.1%
Food Products - 1.1%
Danone SA	1,299,200	111,791,503
Financials - 2.8%
Banks - 0.5%
BNP Paribas SA	631,667	53,520,816
Insurance - 2.3%
AXA SA	5,056,799	239,165,867
TOTAL FINANCIALS		292,686,683

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
EssilorLuxottica SA	450,862	129,068,803
Industrials - 1.8%
Aerospace & Defense - 1.8%
Dassault Aviation SA	29,315	10,527,411
Safran SA	553,075	147,184,088
Thales SA	110,998	31,093,022
		188,804,521
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	540,768	111,116,040
TOTAL FRANCE		1,022,804,499
GERMANY - 9.6%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	250,700	29,479,770
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	262,144	59,898,815
Financials - 1.2%
Insurance - 1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (c)	187,982	128,694,240
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA (c)	636,009	30,117,017
Industrials - 4.4%
Aerospace & Defense - 2.9%
Rheinmetall AG	173,874	296,116,579
Industrial Conglomerates - 1.5%
Siemens AG	695,537	160,155,266
TOTAL INDUSTRIALS		456,271,845

Information Technology - 2.8%
Software - 2.8%
SAP SE	973,621	284,870,443
TOTAL GERMANY		989,332,130
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	846,525	25,609,314
INDIA - 1.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (a)(b)	3,274,000	10,915,462
Financials - 0.8%
Banks - 0.6%
HDFC Bank Ltd	2,191,519	49,710,545
Capital Markets - 0.2%
360 ONE WAM Ltd	2,167,100	25,208,312
TOTAL FINANCIALS		74,918,857

Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	717,700	33,049,580
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (a)(b)(c)	8,672	4,014,356
TOTAL INDIA		122,898,255
IRELAND - 1.7%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	3,653,493	20,942,629
Household Durables - 0.6%
Cairn Homes PLC	26,071,501	57,260,567
TOTAL CONSUMER DISCRETIONARY		78,203,196

Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	1,092,637	91,968,081
TOTAL IRELAND		170,171,277
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (c)	59,430	10,078,734
ITALY - 5.7%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Ferrari NV (g)	176,242	81,385,031
Financials - 4.6%
Banks - 4.3%
FinecoBank Banca Fineco SpA	1,617,890	32,193,601
Intesa Sanpaolo SpA	11,040,100	58,935,236
UniCredit SpA	5,981,202	347,991,459
		439,120,296
Financial Services - 0.3%
BFF Bank SpA (c)(e)(f)	3,140,339	29,634,250
TOTAL FINANCIALS		468,754,546

Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	651,751	38,282,727
TOTAL ITALY		588,422,304
JAPAN - 16.1%
Communication Services - 1.1%
Entertainment - 1.1%
Nintendo Co Ltd	1,347,900	111,902,668
Consumer Discretionary - 3.1%
Broadline Retail - 0.7%
Pan Pacific International Holdings Corp	2,194,144	67,675,025
Household Durables - 1.2%
Sony Group Corp	4,609,815	121,619,815
Specialty Retail - 1.2%
Fast Retailing Co Ltd	387,980	127,624,031
TOTAL CONSUMER DISCRETIONARY		316,918,871

Financials - 3.2%
Banks - 1.8%
Mitsubishi UFJ Financial Group Inc	8,990,686	113,274,812
Sumitomo Mitsui Financial Group Inc	3,179,818	75,861,597
		189,136,409
Financial Services - 0.6%
ORIX Corp	3,155,174	63,292,889
Insurance - 0.8%
Tokio Marine Holdings Inc	2,041,364	81,822,719
TOTAL FINANCIALS		334,252,017

Health Care - 1.3%
Health Care Equipment & Supplies - 0.8%
Hoya Corp	690,421	81,239,208
Pharmaceuticals - 0.5%
Daiichi Sankyo Co Ltd	1,957,017	50,061,728
TOTAL HEALTH CARE		131,300,936

Industrials - 6.7%
Industrial Conglomerates - 2.8%
Hitachi Ltd	11,525,355	284,855,084
Machinery - 1.5%
IHI Corp	567,000	44,414,342
Mitsubishi Heavy Industries Ltd	5,791,091	114,158,891
		158,573,233
Professional Services - 0.8%
BayCurrent Inc	587,200	31,640,454
Timee Inc (c)	2,312,900	27,758,682
Visional Inc (c)	360,594	21,810,162
		81,209,298
Trading Companies & Distributors - 1.6%
ITOCHU Corp	3,232,367	165,312,753
TOTAL INDUSTRIALS		689,950,368

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	1,297,100	54,265,410
Tokyo Seimitsu Co Ltd	398,311	22,202,676
		76,468,086
TOTAL JAPAN		1,660,792,946
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	131,410	11,549,625
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc	486,840	60,620,011
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (c)(e)(f)	3,113,018	55,085,218
NETHERLANDS - 5.7%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	1,727,500	50,797,950
Financials - 0.9%
Banks - 0.9%
ING Groep NV	4,691,479	91,105,315
Industrials - 2.0%
Professional Services - 1.7%
Wolters Kluwer NV	968,185	170,498,862
Trading Companies & Distributors - 0.3%
IMCD NV	242,944	32,159,353
TOTAL INDUSTRIALS		202,658,215

Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	230,562	152,144,434
BE Semiconductor Industries NV (g)	704,050	75,164,226
		227,308,660
Software - 0.1%
Topicus.com Inc (c)	101,061	12,094,185
TOTAL INFORMATION TECHNOLOGY		239,402,845

TOTAL NETHERLANDS		583,964,325
SINGAPORE - 0.8%
Communication Services - 0.8%
Entertainment - 0.8%
Sea Ltd Class A ADR (c)	591,900	79,344,195
SPAIN - 2.1%
Financials - 2.1%
Banks - 2.1%
Banco Santander SA (g)	12,619,200	88,375,775
CaixaBank SA (g)	16,936,953	129,808,278

TOTAL SPAIN		218,184,053
SWEDEN - 3.6%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	5,224,233	154,205,543
Industrials - 1.0%
Machinery - 1.0%
Indutrade AB	3,857,122	104,075,052
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Hexagon AB B Shares	3,539,600	34,449,399
Lagercrantz Group AB B Shares	3,266,697	74,084,112
		108,533,511
Software - 0.0%
Kry International Ab (a)(b)(c)	194,526	3,836,620
TOTAL INFORMATION TECHNOLOGY		112,370,131

TOTAL SWEDEN		370,650,726
SWITZERLAND - 1.7%
Financials - 1.7%
Capital Markets - 1.7%
Partners Group Holding AG	60,346	78,635,879
UBS Group AG	3,077,270	92,800,934

TOTAL SWITZERLAND		171,436,813
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd	6,894,000	194,948,312
UNITED KINGDOM - 17.6%
Communication Services - 2.0%
Diversified Telecommunication Services - 1.8%
Zegona Communications plc (c)	20,594,092	185,533,246
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	4,756,761	21,553,740
TOTAL COMMUNICATION SERVICES		207,086,986

Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 2.4%
Compass Group PLC	5,152,249	173,707,168
Flutter Entertainment PLC (United Kingdom) (c)	305,257	73,064,154
		246,771,322
Leisure Products - 0.8%
Games Workshop Group PLC	422,000	86,665,747
TOTAL CONSUMER DISCRETIONARY		333,437,069

Consumer Staples - 1.2%
Tobacco - 1.2%
Imperial Brands PLC	3,117,600	127,924,581
Financials - 5.3%
Banks - 1.0%
NatWest Group PLC	13,215,600	85,006,527
Starling Bank Ltd Class D (a)(b)(c)	6,223,100	20,070,331
		105,076,858
Capital Markets - 4.1%
3i Group PLC	3,547,734	201,124,729
London Stock Exchange Group PLC	1,331,620	207,348,583
		408,473,312
Financial Services - 0.2%
Revolut Group Holdings Ltd (a)(b)	25,338	19,100,545
TOTAL FINANCIALS		532,650,715

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	1,024,055	146,713,002
Industrials - 4.5%
Aerospace & Defense - 2.2%
BAE Systems PLC	7,419,708	172,008,390
Rolls-Royce Holdings PLC	5,273,900	53,384,918
		225,393,308
Professional Services - 1.9%
RELX PLC	3,572,579	194,974,035
Trading Companies & Distributors - 0.4%
Diploma PLC	701,000	37,013,903
TOTAL INDUSTRIALS		457,381,246

TOTAL UNITED KINGDOM		1,805,193,599
UNITED STATES - 4.8%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (c)	132,100	81,106,758
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Shell PLC	719,842	23,230,556
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Alcon AG (United States)	525,400	51,284,294
Industrials - 1.4%
Electrical Equipment - 1.4%
Schneider Electric SE	601,865	140,623,220
Information Technology - 0.1%
Software - 0.1%
Monday.com Ltd (c)	49,800	13,993,302
Materials - 1.8%
Chemicals - 0.5%
Linde PLC	119,432	54,130,165
Construction Materials - 1.3%
CRH PLC (United Kingdom)	1,245,142	116,722,248
James Hardie Industries PLC depository receipt (c)	730,048	17,135,837
		133,858,085
TOTAL MATERIALS		187,988,250

TOTAL UNITED STATES		498,226,380
TOTAL COMMON STOCKS (Cost $6,429,450,889)		9,768,304,691

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	931	1,075,305
Canva Inc Series A2 (a)(b)(c)	169	195,195

TOTAL AUSTRALIA		1,270,500
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (a)(b)	1,026	12,018,266
Valsoft Corp Series A-1.3 (a)(b)	363	4,252,077
Valsoft Corp Series A-1.4 (a)(b)	469	5,493,730

TOTAL CANADA		21,764,073
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd Series E1 (a)(b)(c)	131,235	27,859,878
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	631,853	5,067,461
TOTAL CHINA		32,927,339
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (a)(b)(c)	87,239	16,980,747
INDIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (a)(b)(c)	20,726	9,594,273
Pine Labs Pvt Ltd Series A (a)(b)(c)	5,179	2,397,411
Pine Labs Pvt Ltd Series B (a)(b)(c)	5,635	2,608,498
Pine Labs Pvt Ltd Series B2 (a)(b)(c)	4,558	2,109,944
Pine Labs Pvt Ltd Series C (a)(b)(c)	8,478	3,924,551
Pine Labs Pvt Ltd Series C1 (a)(b)(c)	1,786	826,757
Pine Labs Pvt Ltd Series D (a)(b)(c)	1,910	884,158

TOTAL INDIA		22,345,592
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,987,981)		95,288,251

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	404,014,917	404,095,720
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	181,763,113	181,781,289
TOTAL MONEY MARKET FUNDS (Cost $585,877,009)			585,877,009

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $7,102,315,879)	10,449,469,951
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(153,277,798)
NET ASSETS - 100.0%	10,296,192,153

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,040,065 or 1.6% of net assets.

(c)	Non-income producing
(d)	Affiliated company
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,436,768 or 1.2% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $129,549,160 or 1.3% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	22,664,387

ByteDance Ltd Series E1	11/18/20	14,379,968

Canva Inc Class A	3/18/24	6,293,300

Canva Inc Series A	9/22/23	993,061

Canva Inc Series A2	9/22/23	180,266

dMed Biopharmaceutical Co Ltd Series C	12/01/20	8,974,302

Kry International Ab	5/14/21 - 10/30/24	12,863,695

Lenskart Solutions Pvt Ltd	4/30/24	9,022,526

Pine Labs Pvt Ltd	6/30/21	3,233,849

Pine Labs Pvt Ltd Series 1	6/30/21	7,728,303

Pine Labs Pvt Ltd Series A	6/30/21	1,931,449

Pine Labs Pvt Ltd Series B	6/30/21	2,101,473

Pine Labs Pvt Ltd Series B2	6/30/21	1,699,903

Pine Labs Pvt Ltd Series C	6/30/21	3,161,514

Pine Labs Pvt Ltd Series C1	6/30/21	666,335

Pine Labs Pvt Ltd Series D	6/30/21	712,570

Revolut Group Holdings Ltd	12/27/24	22,037,614

Starling Bank Ltd Class D	6/18/21	11,126,191

Valsoft Corp Series A-1.2	3/14/25	12,018,266

Valsoft Corp Series A-1.3	3/17/25	3,603,455

Valsoft Corp Series A-1.4	3/17/25	6,172,730

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	267,528,251	1,630,168,992	1,493,601,523	4,715,285	-	-	404,095,720	404,014,917	0.7%
Fidelity Securities Lending Cash Central Fund	23,907,178	762,572,245	604,698,134	191,645	-	-	181,781,289	181,763,113	0.6%
Total	291,435,429	2,392,741,237	2,098,299,657	4,906,930	-	-	585,877,009

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
IperionX Ltd	48,120,514	-	1,433,760	-	348,533	3,017,024	50,052,311	21,820,344
Total	48,120,514	-	1,433,760	-	348,533	3,017,024	50,052,311

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	651,360,058	397,017,709	254,342,349	-
Consumer Discretionary	1,326,056,768	777,331,212	537,810,094	10,915,462
Consumer Staples	239,716,084	-	239,716,084	-
Energy	113,429,789	90,199,233	23,230,556	-
Financials	2,648,878,202	657,835,402	1,951,871,924	39,170,876
Health Care	751,619,598	352,999,166	398,620,432	-
Industrials	2,403,507,201	495,811,506	1,907,695,695	-
Information Technology	1,278,818,116	606,422,509	657,730,127	14,665,480
Materials	354,918,875	170,852,413	184,066,462	-

Convertible Preferred Stocks
Communication Services	27,859,878	-	-	27,859,878
Health Care	5,067,461	-	-	5,067,461
Information Technology	62,360,912	-	-	62,360,912

Money Market Funds	585,877,009	585,877,009	-	-
Total Investments in Securities:	10,449,469,951	4,134,346,159	6,155,083,723	160,040,069
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Common Stocks	48,790,355	407	(6,076,558)	22,037,614	-	-	-	-	64,751,818	(6,076,558)
Convertible Preferred Stocks	71,851,148	(222,389)	3,001,899	21,794,452	(1,136,859)	-	-	-	95,288,251	3,001,899

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $168,854,325) - See accompanying schedule:
Unaffiliated issuers (cost $6,495,864,840)	$9,813,540,631
Fidelity Central Funds (cost $585,877,009)	585,877,009
Other affiliated issuers (cost $20,574,030)	50,052,311

Total Investment in Securities (cost $7,102,315,879)		$10,449,469,951
Foreign currency held at value (cost $380,288)		379,137
Receivable for investments sold		1,327,806
Receivable for fund shares sold		2,785,484
Dividends receivable		27,805,122
Reclaims receivable		31,339,322
Distributions receivable from Fidelity Central Funds		1,257,124
Prepaid expenses		2,891
Other receivables		2,976,786
Total assets		10,517,343,623
Liabilities
Payable for investments purchased	$17,970,234
Payable for fund shares redeemed	12,234,519
Accrued management fee	5,056,129
Distribution and service plan fees payable	38,904
Deferred taxes	3,882,371
Other payables and accrued expenses	188,024
Collateral on securities loaned	181,781,289
Total liabilities		221,151,470
Net Assets		$10,296,192,153
Net Assets consist of:
Paid in capital		$7,435,918,622
Total accumulated earnings (loss)		2,860,273,531
Net Assets		$10,296,192,153

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($144,062,527 ÷ 2,786,143 shares)(a)		$51.71
Maximum offering price per share (100/94.25 of $51.71)		$54.86
Class M :
Net Asset Value and redemption price per share ($18,084,526 ÷ 353,161 shares)(a)		$51.21
Maximum offering price per share (100/96.50 of $51.21)		$53.07
Class C :
Net Asset Value and offering price per share ($4,373,911 ÷ 86,535 shares)(a)		$50.54
International Discovery :
Net Asset Value, offering price and redemption price per share ($3,833,019,313 ÷ 73,510,519 shares)		$52.14
Class K :
Net Asset Value, offering price and redemption price per share ($556,757,913 ÷ 10,721,552 shares)		$51.93
Class I :
Net Asset Value, offering price and redemption price per share ($805,870,192 ÷ 15,539,305 shares)		$51.86
Class Z :
Net Asset Value, offering price and redemption price per share ($4,934,023,771 ÷ 95,203,658 shares)		$51.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$92,201,563
Foreign Tax Reclaims		8,427,184
Income from Fidelity Central Funds (including $191,645 from security lending)		4,906,930
Income before foreign taxes withheld		$105,535,677
Less foreign taxes withheld		(11,243,845)
Total income		94,291,832
Expenses
Management fee
Basic fee	$35,734,924
Performance adjustment	(7,032,099)
Distribution and service plan fees	242,345
Custodian fees and expenses	288,638
Independent trustees' fees and expenses	21,627
Registration fees	129,376
Audit fees	81,878
Legal	6,292
Miscellaneous	16,431
Total expenses before reductions	29,489,412
Expense reductions	(5,321)
Total expenses after reductions		29,484,091
Net Investment income (loss)		64,807,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,124,635)	(18,378,177)
Affiliated issuers	348,533
Foreign currency transactions	482,187
Total net realized gain (loss)		(17,547,457)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,524,003)	618,721,919
Affiliated issuers	3,017,024
Assets and liabilities in foreign currencies	2,700,756
Total change in net unrealized appreciation (depreciation)		624,439,699
Net gain (loss)		606,892,242
Net increase (decrease) in net assets resulting from operations		$671,699,983
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,807,741	$124,753,922
Net realized gain (loss)	(17,547,457)	272,609,663
Change in net unrealized appreciation (depreciation)	624,439,699	1,734,690,881
Net increase (decrease) in net assets resulting from operations	671,699,983	2,132,054,466
Distributions to shareholders	(278,640,123)	(157,784,315)

Share transactions - net increase (decrease)	62,098,518	731,093,896
Total increase (decrease) in net assets	455,158,378	2,705,364,047

Net Assets
Beginning of period	9,841,033,775	7,135,669,728
End of period	$10,296,192,153	$9,841,033,775

Financial Highlights
Fidelity Advisor® International Discovery Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.70	$39.12	$36.68	$58.79	$45.84	$43.31
Income from Investment Operations
Net investment income (loss) A,B	.24	.50	.49	.56 C	.18	.16
Net realized and unrealized gain (loss)	3.01	10.78	1.95	(16.91)	14.60	3.27
Total from investment operations	3.25	11.28	2.44	(16.35)	14.78	3.43
Distributions from net investment income	(1.24)	(.70)	-	(1.38)	(.12)	(.62)
Distributions from net realized gain	-	-	-	(4.38)	(1.71)	(.28)
Total distributions	(1.24)	(.70)	-	(5.76)	(1.83)	(.90)
Net asset value, end of period	$51.71	$49.70	$39.12	$36.68	$58.79	$45.84
Total Return D,E,F	6.68%	29.14%	6.65%	(30.57)%	32.86%	8.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.88%	1.00%	1.31%	1.32%	1.36%
Expenses net of fee waivers, if any	.91 % I	.87%	.99%	1.30%	1.32%	1.36%
Expenses net of all reductions, if any	.91% I	.87%	.99%	1.30%	1.32%	1.36%
Net investment income (loss)	.98% I	1.05%	1.17%	1.27% C	.32%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$144,063	$143,018	$122,305	$130,702	$206,114	$172,784
Portfolio turnover rate J	52 % I	44% K	49% K	43% K	41% K	34% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .92%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.16	$38.71	$36.38	$58.35	$45.53	$43.01
Income from Investment Operations
Net investment income (loss) A,B	.18	.38	.38	.45 C	.04	.06
Net realized and unrealized gain (loss)	2.98	10.67	1.95	(16.81)	14.51	3.24
Total from investment operations	3.16	11.05	2.33	(16.36)	14.55	3.30
Distributions from net investment income	(1.11)	(.60)	-	(1.23)	(.02)	(.51)
Distributions from net realized gain	-	-	-	(4.38)	(1.71)	(.28)
Total distributions	(1.11)	(.60)	-	(5.61)	(1.73)	(.78) D
Net asset value, end of period	$51.21	$49.16	$38.71	$36.38	$58.35	$45.53
Total Return E,F,G	6.56%	28.81%	6.40%	(30.76)%	32.53%	7.77%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.16% J	1.13%	1.24%	1.55%	1.57%	1.61%
Expenses net of fee waivers, if any	1.16 % J	1.12%	1.24%	1.55%	1.57%	1.61%
Expenses net of all reductions, if any	1.16% J	1.12%	1.23%	1.55%	1.57%	1.60%
Net investment income (loss)	.73% J	.80%	.93%	1.02% C	.07%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$18,085	$17,503	$15,275	$16,100	$25,178	$21,333
Portfolio turnover rate K	52 % J	44% L	49% L	43% L	41% L	34% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .67%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.41	$38.06	$35.96	$57.59	$45.18	$42.60
Income from Investment Operations
Net investment income (loss) A,B	.06	.14	.16	.21 C	(.27)	(.18)
Net realized and unrealized gain (loss)	2.93	10.54	1.94	(16.66)	14.38	3.22
Total from investment operations	2.99	10.68	2.10	(16.45)	14.11	3.04
Distributions from net investment income	(.86)	(.33)	-	(.80)	-	(.19)
Distributions from net realized gain	-	-	-	(4.38)	(1.70)	(.28)
Total distributions	(.86)	(.33)	-	(5.18)	(1.70)	(.46) D
Net asset value, end of period	$50.54	$48.41	$38.06	$35.96	$57.59	$45.18
Total Return E,F,G	6.27%	28.20%	5.84%	(31.14)%	31.79%	7.19%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.66% J	1.62%	1.77%	2.10%	2.14%	2.16%
Expenses net of fee waivers, if any	1.66 % J	1.62%	1.76%	2.10%	2.13%	2.15%
Expenses net of all reductions, if any	1.66% J	1.62%	1.76%	2.10%	2.13%	2.15%
Net investment income (loss)	.23% J	.31%	.40%	.48% C	(.50)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,374	$4,485	$4,391	$5,429	$10,230	$10,714
Portfolio turnover rate K	52 % J	44% L	49% L	43% L	41% L	34% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Discovery Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.17	$39.51	$37.04	$59.31	$46.20	$43.65
Income from Investment Operations
Net investment income (loss) A,B	.32	.65	.63	.72 C	.36	.32
Net realized and unrealized gain (loss)	3.03	10.86	1.98	(17.07)	14.71	3.29
Total from investment operations	3.35	11.51	2.61	(16.35)	15.07	3.61
Distributions from net investment income	(1.38)	(.85)	(.14)	(1.54)	(.25)	(.78)
Distributions from net realized gain	-	-	-	(4.38)	(1.71)	(.28)
Total distributions	(1.38)	(.85)	(.14)	(5.92)	(1.96)	(1.06)
Net asset value, end of period	$52.14	$50.17	$39.51	$37.04	$59.31	$46.20
Total Return D,E	6.83%	29.52%	7.04%	(30.36)%	33.29%	8.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.58%	.66%	.98%	.99%	1.02%
Expenses net of fee waivers, if any	.62 % H	.58%	.65%	.97%	.99%	1.02%
Expenses net of all reductions, if any	.62% H	.58%	.65%	.97%	.99%	1.01%
Net investment income (loss)	1.27% H	1.35%	1.51%	1.60% C	.65%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$3,833,019	$3,704,910	$3,352,940	$3,385,800	$5,117,474	$6,784,273
Portfolio turnover rate I	52 % H	44% J	49% J	43% J	41% J	34% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Discovery Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.01	$39.39	$36.93	$59.18	$46.10	$43.55
Income from Investment Operations
Net investment income (loss) A,B	.34	.68	.68	.78 C	.41	.36
Net realized and unrealized gain (loss)	3.02	10.83	1.96	(17.02)	14.67	3.29
Total from investment operations	3.36	11.51	2.64	(16.24)	15.08	3.65
Distributions from net investment income	(1.44)	(.89)	(.18)	(1.62)	(.29)	(.82)
Distributions from net realized gain	-	-	-	(4.38)	(1.71)	(.28)
Total distributions	(1.44)	(.89)	(.18)	(6.01) D	(2.00)	(1.10)
Net asset value, end of period	$51.93	$50.01	$39.39	$36.93	$59.18	$46.10
Total Return E,F	6.88%	29.64%	7.15%	(30.28)%	33.40%	8.52%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.55% I	.51%	.55%	.87%	.90%	.91%
Expenses net of fee waivers, if any	.55 % I	.51%	.54%	.87%	.90%	.91%
Expenses net of all reductions, if any	.55% I	.51%	.54%	.87%	.90%	.91%
Net investment income (loss)	1.35% I	1.41%	1.62%	1.71% C	.74%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$556,758	$645,612	$476,117	$602,552	$1,371,352	$1,400,517
Portfolio turnover rate J	52 % I	44% K	49% K	43% K	41% K	34% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.96	$39.35	$36.90	$59.15	$46.08	$43.53
Income from Investment Operations
Net investment income (loss) A,B	.31	.62	.63	.69 C	.35	.31
Net realized and unrealized gain (loss)	3.02	10.83	1.96	(16.99)	14.67	3.28
Total from investment operations	3.33	11.45	2.59	(16.30)	15.02	3.59
Distributions from net investment income	(1.43)	(.84)	(.14)	(1.57)	(.24)	(.76)
Distributions from net realized gain	-	-	-	(4.38)	(1.71)	(.28)
Total distributions	(1.43)	(.84)	(.14)	(5.95)	(1.95)	(1.04)
Net asset value, end of period	$51.86	$49.96	$39.35	$36.90	$59.15	$46.08
Total Return D,E	6.82%	29.49%	7.01%	(30.37)%	33.26%	8.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.62%	.67%	.99%	1.02%	1.04%
Expenses net of fee waivers, if any	.66 % H	.62%	.66%	.99%	1.02%	1.04%
Expenses net of all reductions, if any	.66% H	.62%	.66%	.99%	1.02%	1.03%
Net investment income (loss)	1.23% H	1.30%	1.50%	1.59% C	.62%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$805,870	$776,727	$496,845	$509,367	$565,667	$388,405
Portfolio turnover rate I	52 % H	44% J	49% J	43% J	41% J	34% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.93	$39.33	$36.88	$59.14	$46.07	$43.52
Income from Investment Operations
Net investment income (loss) A,B	.33	.68	.67	.76 C	.43	.36
Net realized and unrealized gain (loss)	3.03	10.82	1.97	(16.99)	14.64	3.29
Total from investment operations	3.36	11.50	2.64	(16.23)	15.07	3.65
Distributions from net investment income	(1.46)	(.90)	(.19)	(1.65)	(.29)	(.82)
Distributions from net realized gain	-	-	-	(4.38)	(1.71)	(.28)
Total distributions	(1.46)	(.90)	(.19)	(6.03)	(2.00)	(1.10)
Net asset value, end of period	$51.83	$49.93	$39.33	$36.88	$59.14	$46.07
Total Return D,E	6.89%	29.65%	7.14%	(30.29)%	33.40%	8.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.52%	.55%	.87%	.90%	.91%
Expenses net of fee waivers, if any	.55 % H	.51%	.54%	.87%	.90%	.91%
Expenses net of all reductions, if any	.55% H	.51%	.54%	.87%	.90%	.91%
Net investment income (loss)	1.35% H	1.41%	1.62%	1.71% C	.74%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$4,934,024	$4,548,779	$2,667,797	$2,720,340	$3,972,323	$53,963
Portfolio turnover rate I	52 % H	44% J	49% J	43% J	41% J	34% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$64,751,818	Market comparable	Enterprise value/Net income (EV/NI)	14.3 - 14.8 / 14.5	Increase
			Enterprise value/Revenue multiple (EV/R)	2.3 - 12.3 / 7.8	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	1.7%	Increase
			Term	2.0	Increase
			Volatility	75.0%	Increase
Convertible Preferred Stocks	$95,288,251	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	14.0	Increase
			Enterprise value/Revenue multiple (EV/R)	1.8 - 12.3 / 5.6	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$15.40	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,257,679,287
Gross unrealized depreciation	(144,721,503)
Net unrealized appreciation (depreciation)	$3,112,957,784
Tax cost	$7,336,512,167

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(278,889,671)
Total capital loss carryforward	$(278,889,671)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	2,537,409,850	2,809,144,400

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Discovery Fund	872,951	9,303,152	36,396,996

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery Fund	95,277	4,686,699

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
International Discovery	.78
Class K	.68
Class I	.80
Class Z	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.79
Class M	.79
Class C	.79
International Discovery	.75
Class K	.68
Class I	.79
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Discovery Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.14)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	177,108	2,630
Class M	.25%	.25%	43,618	525
Class C	.75%	.25%	21,619	2,190
			242,345	5,345

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,574
Class M	812
Class CA	69
3,455
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Discovery Fund	5,395

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery Fund	67,271,653	155,775,810	(19,831,663)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Discovery Fund	7,736

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Discovery Fund	19,898	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,321.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Discovery Fund
Distributions to shareholders
Class A	$3,553,974	$2,140,472
Class M	392,108	232,905
Class C	79,580	36,776
International Discovery	101,373,792	70,858,650
Class K	17,514,884	9,876,323
Class I	22,644,236	10,533,622
Class Z	133,081,549	64,105,567
Total	$278,640,123	$157,784,315

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity International Discovery Fund
Class A
Shares sold	83,837	128,704	$4,169,580	$6,133,183
Reinvestment of distributions	71,602	50,196	3,507,794	2,114,271
Shares redeemed	(247,037)	(427,825)	(12,246,296)	(20,180,822)
Net increase (decrease)	(91,598)	(248,925)	$(4,568,922)	$(11,933,368)
Class M
Shares sold	10,697	11,065	$525,835	$514,154
Reinvestment of distributions	8,014	5,531	389,159	230,983
Shares redeemed	(21,562)	(55,236)	(1,053,015)	(2,576,685)
Net increase (decrease)	(2,851)	(38,640)	$(138,021)	$(1,831,548)
Class C
Shares sold	7,060	12,469	$342,124	$581,189
Reinvestment of distributions	1,644	889	78,954	36,710
Shares redeemed	(14,807)	(36,076)	(715,140)	(1,658,420)
Net increase (decrease)	(6,103)	(22,718)	$(294,062)	$(1,040,521)
International Discovery
Shares sold	3,232,410	6,202,249	$162,207,044	$302,448,143
Reinvestment of distributions	1,875,836	1,538,643	92,572,519	65,253,862
Shares redeemed	(5,445,231)	(18,763,133)	(272,134,567)	(912,040,994)
Net increase (decrease)	(336,985)	(11,022,241)	$(17,355,004)	$(544,338,989)
Class K
Shares sold	1,029,506	3,777,457	$51,173,820	$182,664,593
Reinvestment of distributions	356,501	233,814	17,514,884	9,876,323
Shares redeemed	(3,574,490)	(3,189,382)	(178,766,014)	(146,659,863)
Net increase (decrease)	(2,188,483)	821,889	$(110,077,310)	$45,881,053
Class I
Shares sold	4,653,727	5,546,246	$224,293,808	$270,048,189
Reinvestment of distributions	103,131	48,017	5,062,699	2,028,708
Shares redeemed	(4,763,369)	(2,674,032)	(230,277,332)	(125,179,604)
Net increase (decrease)	(6,511)	2,920,231	$(920,825)	$146,897,293
Class Z
Shares sold	4,352,151	22,189,059	$211,668,813	$1,054,486,022
Reinvestment of distributions	2,691,652	1,513,180	131,971,709	63,825,921
Shares redeemed	(2,935,938)	(433,995)	(148,187,860)	(20,851,967)
Net increase (decrease)	4,107,865	23,268,244	$195,452,662	$1,097,459,976
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Discovery Fund	37%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Discovery Fund	48%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.807261.120
IGI-SANN-0625
Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund
Fidelity® International Capital Appreciation Fund
Fidelity® Overseas Fund
Fidelity® Worldwide Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Diversified International Fund
Fidelity® International Capital Appreciation Fund
Fidelity® Overseas Fund
Fidelity® Worldwide Fund
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Diversified International Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	1,549,713	66,186,766
BELGIUM - 1.1%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	741,100	68,054,340
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	344,120	62,822,126
TOTAL BELGIUM		130,876,466
BRAZIL - 0.8%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (a)	27,400	63,865,290
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	2,638,100	24,572,032
TOTAL BRAZIL		88,437,322
CANADA - 4.8%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	1,257,090	65,617,435
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp	395,181	17,838,469
Canadian Natural Resources Ltd	3,092,051	88,728,810
Imperial Oil Ltd	1,160,614	78,286,302
MEG Energy Corp	1,016,509	14,260,325
		199,113,906
Industrials - 0.4%
Professional Services - 0.4%
Thomson Reuters Corp	314,544	58,530,373
Information Technology - 1.2%
Software - 1.2%
Constellation Software Inc/Canada	37,856	136,429,608
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	50,399	4
		136,429,612
Materials - 0.9%
Metals & Mining - 0.9%
Franco-Nevada Corp	599,651	103,048,976
TOTAL CANADA		562,740,302
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	1,695,900	36,907,856
CHINA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV Class N	1,623,050	76,096,062
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)	2,251,288	19,988,224
DENMARK - 2.7%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Novo Nordisk A/S Series B	2,320,448	155,148,783
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	773,303	163,909,223
TOTAL DENMARK		319,058,006
FRANCE - 9.3%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 0.2%
Accor SA	537,800	26,288,996
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	292,555	162,054,768
TOTAL CONSUMER DISCRETIONARY		188,343,764

Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	326,056	28,055,950
Financials - 1.1%
Capital Markets - 0.2%
Amundi SA (c)(d)	349,469	27,455,384
Insurance - 0.9%
AXA SA	2,262,222	106,993,829
TOTAL FINANCIALS		134,449,213

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	485,100	138,870,157
Industrials - 3.2%
Aerospace & Defense - 2.5%
Safran SA	470,591	125,233,480
Thales SA	583,917	163,568,212
		288,801,692
Electrical Equipment - 0.7%
Legrand SA	729,066	80,124,229
TOTAL INDUSTRIALS		368,925,921

Information Technology - 0.7%
IT Services - 0.4%
Alten SA	67,715	5,672,773
Capgemini SE	235,130	37,539,054
		43,211,827
Software - 0.3%
Dassault Systemes SE	1,047,418	39,253,170
TOTAL INFORMATION TECHNOLOGY		82,464,997

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	705,954	145,058,164
TOTAL FRANCE		1,086,168,166
GERMANY - 11.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	490,200	17,606,771
Financials - 5.5%
Capital Markets - 1.4%
Deutsche Boerse AG	493,849	159,065,749
Insurance - 4.1%
Allianz SE	579,817	239,798,793
Hannover Rueck SE	313,221	100,204,672
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	207,242	141,879,817
		481,883,282
TOTAL FINANCIALS		640,949,031

Health Care - 1.2%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA (a)	2,720,295	128,814,483
Pharmaceuticals - 0.1%
Merck KGaA	123,692	17,081,174
TOTAL HEALTH CARE		145,895,657

Industrials - 1.5%
Aerospace & Defense - 0.1%
Rheinmetall AG	7,621	12,978,964
Electrical Equipment - 0.6%
Siemens Energy AG (a)	886,093	68,391,921
Industrial Conglomerates - 0.8%
Siemens AG	387,924	89,323,891
TOTAL INDUSTRIALS		170,694,776

Information Technology - 2.7%
Software - 2.7%
SAP SE	1,095,145	320,426,985
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	492,995	97,316,775
TOTAL GERMANY		1,392,889,995
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd	1,556,239	11,660,768
INDIA - 1.5%
Financials - 1.3%
Banks - 1.1%
HDFC Bank Ltd	5,617,204	127,415,858
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(c)(d)	1,206,268	20,566,869
TOTAL FINANCIALS		147,982,727

Industrials - 0.2%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (d)	503,600	26,668,949
TOTAL INDIA		174,651,676
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	96,369,256	51,238,629
IRELAND - 0.5%
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	646,911	54,450,987
ITALY - 3.0%
Financials - 2.5%
Banks - 2.5%
FinecoBank Banca Fineco SpA	3,562,536	70,889,159
UniCredit SpA (e)	3,792,715	220,663,410
		291,552,569
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	250,985	14,742,425
Industrials - 0.4%
Machinery - 0.1%
Interpump Group SpA	497,023	16,936,619
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	508,645	24,343,750
TOTAL INDUSTRIALS		41,280,369

TOTAL ITALY		347,575,363
JAPAN - 17.6%
Communication Services - 1.6%
Entertainment - 1.6%
Capcom Co Ltd	1,665,683	48,218,365
Nintendo Co Ltd	1,631,297	135,430,290
		183,648,655
Consumer Discretionary - 0.8%
Automobiles - 0.0%
Toyota Motor Corp	609,000	11,631,546
Household Durables - 0.1%
Panasonic Holdings Corp	1,061,500	12,171,126
Specialty Retail - 0.7%
Fast Retailing Co Ltd	264,762	87,092,103
TOTAL CONSUMER DISCRETIONARY		110,894,775

Financials - 3.1%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	5,508,827	131,425,262
Financial Services - 0.6%
ORIX Corp	3,281,627	65,829,540
Insurance - 1.4%
Tokio Marine Holdings Inc	4,106,167	164,584,930
TOTAL FINANCIALS		361,839,732

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	1,083,072	127,440,954
Industrials - 7.5%
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	1,261,878	56,111,621
Industrial Conglomerates - 2.6%
Hitachi Ltd	12,129,791	299,794,030
Machinery - 2.2%
Ebara Corp	1,437,201	21,589,339
IHI Corp	225,355	17,652,547
Kawasaki Heavy Industries Ltd	631,849	37,690,864
Mitsubishi Heavy Industries Ltd	9,235,238	182,052,834
		258,985,584
Professional Services - 0.4%
BayCurrent Inc	860,293	46,355,689
Trading Companies & Distributors - 1.8%
ITOCHU Corp	2,315,904	118,442,141
Mitsui & Co Ltd	3,534,582	71,473,215
MonotaRO Co Ltd	1,342,400	25,804,912
		215,720,268
TOTAL INDUSTRIALS		876,967,192

Information Technology - 2.5%
IT Services - 0.7%
Fujitsu Ltd	3,545,908	78,773,986
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	1,061,500	44,408,860
Renesas Electronics Corp	3,268,605	38,357,942
Tokyo Electron Ltd	468,027	69,688,469
		152,455,271
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	2,924,145	59,893,474
TOTAL INFORMATION TECHNOLOGY		291,122,731

Materials - 1.0%
Chemicals - 1.0%
Shin-Etsu Chemical Co Ltd	3,797,700	115,569,682
TOTAL JAPAN		2,067,483,721
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (a)(c)(d)	3,253,333	57,568,108
MEXICO - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV ADR	2,155,297	13,298,181
NETHERLANDS - 4.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	47,004	30,385,696
Industrials - 2.0%
Professional Services - 1.6%
Wolters Kluwer NV	1,059,513	186,581,863
Trading Companies & Distributors - 0.4%
IMCD NV	401,693	53,173,517
TOTAL INDUSTRIALS		239,755,380

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV depository receipt	250,180	167,140,254
BE Semiconductor Industries NV	424,694	45,340,240
NXP Semiconductors NV	92,161	16,986,194
		229,466,688
TOTAL NETHERLANDS		499,607,764
SPAIN - 2.7%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA (e)	654,771	35,040,616
Financials - 2.4%
Banks - 2.4%
Banco Santander SA	24,609,286	172,345,689
CaixaBank SA	14,607,702	111,956,421
		284,302,110
TOTAL SPAIN		319,342,726
SWEDEN - 3.1%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	4,866,259	143,639,097
Industrials - 1.9%
Machinery - 1.9%
Atlas Copco AB A Shares	5,103,525	79,122,986
Epiroc AB A Shares	866,900	18,727,301
Epiroc AB B Shares	424,091	8,301,486
Indutrade AB	4,025,382	108,615,139
		214,766,912
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(f)	123,307	2,431,974
TOTAL SWEDEN		360,837,983
SWITZERLAND - 2.5%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	659,792	116,588,689
Financials - 1.5%
Capital Markets - 1.5%
Partners Group Holding AG	49,039	63,901,914
UBS Group AG	3,606,932	108,773,899
		172,675,813
TOTAL SWITZERLAND		289,264,502
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	802,797	133,818,232
UNITED KINGDOM - 15.8%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	4,446,403	149,909,694
InterContinental Hotels Group PLC	834,725	89,073,429
		238,983,123
Leisure Products - 0.3%
Games Workshop Group PLC	161,825	33,233,850
TOTAL CONSUMER DISCRETIONARY		272,216,973

Financials - 5.7%
Banks - 2.9%
HSBC Holdings PLC	3,600,418	40,135,210
Lloyds Banking Group PLC	146,529,966	143,962,524
NatWest Group PLC	20,121,632	129,428,103
Starling Bank Ltd Class D (a)(b)(f)	8,636,400	27,853,547
		341,379,384
Capital Markets - 2.8%
3i Group PLC	2,153,262	122,070,662
London Stock Exchange Group PLC	1,353,378	210,736,554
		332,807,216
TOTAL FINANCIALS		674,186,600

Health Care - 2.1%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (c)(d)	16,790,343	58,134,120
Pharmaceuticals - 1.6%
Astrazeneca PLC	1,294,211	185,417,367
TOTAL HEALTH CARE		243,551,487

Industrials - 5.7%
Aerospace & Defense - 3.1%
BAE Systems PLC	7,052,132	163,487,010
Rolls-Royce Holdings PLC	20,180,464	204,276,233
		367,763,243
Professional Services - 2.2%
Intertek Group PLC	485,100	29,635,228
RELX PLC (Netherlands)	4,138,454	224,004,471
		253,639,699
Trading Companies & Distributors - 0.4%
Diploma PLC	226,800	11,975,397
RS GROUP PLC	4,865,760	33,428,104
		45,403,501
TOTAL INDUSTRIALS		666,806,443

TOTAL UNITED KINGDOM		1,856,761,503
UNITED STATES - 10.8%
Communication Services - 0.7%
Entertainment - 0.7%
Spotify Technology SA (a)	143,339	88,007,278
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Shell PLC	4,885,822	157,673,993
Financials - 1.4%
Capital Markets - 0.2%
S&P Global Inc	57,298	28,651,865
Financial Services - 0.4%
Mastercard Inc Class A	75,510	41,384,011
Insurance - 0.8%
Marsh & McLennan Cos Inc	435,043	98,089,145
TOTAL FINANCIALS		168,125,021

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	1,551,872	149,781,455
Industrials - 2.3%
Electrical Equipment - 1.1%
Schneider Electric SE	566,501	132,360,570
Professional Services - 0.5%
Experian PLC	1,154,773	57,451,154
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	478,528	80,418,291
TOTAL INDUSTRIALS		270,230,015

Materials - 3.8%
Chemicals - 1.0%
Linde PLC	253,892	115,071,471
Construction Materials - 2.8%
CRH PLC (United Kingdom)	1,460,645	136,923,956
Holcim AG	1,412,239	157,814,859
James Hardie Industries PLC depository receipt (a)	794,031	18,637,659
		313,376,474
TOTAL MATERIALS		428,447,945

TOTAL UNITED STATES		1,262,265,707
TOTAL COMMON STOCKS (Cost $7,400,601,996)		11,279,175,015

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (b)(f)	537	6,290,262
Valsoft Corp Series A-1.3 (b)(f)	190	2,225,604
Valsoft Corp Series A-1.4 (b)(f)	246	2,881,573

TOTAL CANADA		11,397,439
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(f)	79,275	15,430,584
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(b)(f)	2,976,172	30,446,240
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,344,376)		57,274,263

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	370,249,766	370,323,816
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	139,916,509	139,930,501
TOTAL MONEY MARKET FUNDS (Cost $510,253,360)			510,254,317

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $7,975,199,732)	11,846,703,595
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(109,281,662)
NET ASSETS - 100.0%	11,737,421,933

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,724,481 or 1.4% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $190,393,430 or 1.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,559,784 or 0.7% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International Ab	5/14/21 - 10/30/24	8,153,900

Starling Bank Ltd Class D	6/18/21	15,440,896

Valsoft Corp Series A-1.2	3/14/25	6,290,262

Valsoft Corp Series A-1.3	3/17/25	1,886,106

Valsoft Corp Series A-1.4	3/17/25	3,237,722

Wasabi Holdings Inc Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	433,786,100	905,415,674	968,877,958	7,961,771	-	-	370,323,816	370,249,766	0.6%
Fidelity Securities Lending Cash Central Fund	81,050,500	741,671,496	682,791,495	135,731	-	-	139,930,501	139,916,509	0.5%
Total	514,836,600	1,647,087,170	1,651,669,453	8,097,502	-	-	510,254,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	289,262,704	136,225,643	153,037,061	-
Consumer Discretionary	929,232,935	158,428,752	770,804,183	-
Consumer Staples	93,673,385	65,617,435	28,055,950	-
Energy	356,787,899	199,113,906	157,673,993	-
Financials	3,208,223,758	1,001,524,152	2,178,846,059	27,853,547
Health Care	1,068,638,740	570,245,940	498,392,800	-
Industrials	3,152,986,540	1,014,050,424	2,138,936,116	-
Information Technology	1,196,161,219	505,387,301	688,341,940	2,431,978
Materials	984,207,835	547,127,471	437,080,364	-

Convertible Preferred Stocks
Information Technology	57,274,263	-	-	57,274,263

Money Market Funds	510,254,317	510,254,317	-	-
Total Investments in Securities:	11,846,703,595	4,707,975,341	7,051,168,466	87,559,788
Fidelity® Diversified International Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,237,145) - See accompanying schedule:
Unaffiliated issuers (cost $7,464,946,372)	$11,336,449,278
Fidelity Central Funds (cost $510,253,360)	510,254,317

Total Investment in Securities (cost $7,975,199,732)		$11,846,703,595
Foreign currency held at value (cost $9,623,644)		9,603,889
Receivable for investments sold		42,973,660
Receivable for fund shares sold		3,151,776
Dividends receivable		34,715,243
Reclaims receivable		30,453,487
Distributions receivable from Fidelity Central Funds		1,124,120
Prepaid expenses		3,238
Other receivables		623,913
Total assets		11,969,352,921
Liabilities
Payable for investments purchased	$76,126,837
Payable for fund shares redeemed	3,984,739
Accrued management fee	6,317,018
Other payables and accrued expenses	5,571,893
Collateral on securities loaned	139,930,501
Total liabilities		231,930,988
Net Assets		$11,737,421,933
Net Assets consist of:
Paid in capital		$7,415,529,800
Total accumulated earnings (loss)		4,321,892,133
Net Assets		$11,737,421,933

Net Asset Value and Maximum Offering Price
Diversified International :
Net Asset Value, offering price and redemption price per share ($10,603,803,503 ÷ 229,405,219 shares)		$46.22
Class K :
Net Asset Value, offering price and redemption price per share ($1,133,618,430 ÷ 24,574,700 shares)		$46.13
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$103,725,564
Income from Fidelity Central Funds (including $135,731 from security lending)		8,097,502
Income before foreign taxes withheld		$111,823,066
Less foreign taxes withheld		(8,641,790)
Total income		103,181,276
Expenses
Management fee
Basic fee	$42,116,343
Performance adjustment	(7,214,021)
Custodian fees and expenses	344,065
Independent trustees' fees and expenses	24,398
Registration fees	68,253
Audit fees	64,882
Legal	311,870
Miscellaneous	18,486
Total expenses		35,734,276
Net Investment income (loss)		67,447,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,100,400)	510,930,720
Foreign currency transactions	(1,032,034)
Total net realized gain (loss)		509,898,686
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,637,027)	163,423,681
Assets and liabilities in foreign currencies	2,873,550
Total change in net unrealized appreciation (depreciation)		166,297,231
Net gain (loss)		676,195,917
Net increase (decrease) in net assets resulting from operations		$743,642,917
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,447,000	$152,336,940
Net realized gain (loss)	509,898,686	292,206,267
Change in net unrealized appreciation (depreciation)	166,297,231	1,669,974,321
Net increase (decrease) in net assets resulting from operations	743,642,917	2,114,517,528
Distributions to shareholders	(413,712,402)	(399,892,110)

Share transactions - net increase (decrease)	389,329,013	833,287,676

Total increase (decrease) in net assets	719,259,528	2,547,913,094

Net Assets
Beginning of period	11,018,162,405	8,470,249,311
End of period	$11,737,421,933	$11,018,162,405

Financial Highlights
Fidelity® Diversified International Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.97	$37.63	$33.99	$53.38	$41.61	$38.67
Income from Investment Operations
Net investment income (loss) A,B	.26	.63	.57	.33	.16	.10
Net realized and unrealized gain (loss)	2.65	8.47	3.56	(14.58)	12.07	3.37
Total from investment operations	2.91	9.10	4.13	(14.25)	12.23	3.47
Distributions from net investment income	(.87)	(.70)	(.14)	(.57)	(.02)	(.53)
Distributions from net realized gain	(.79)	(1.06)	(.35)	(4.57)	(.45)	-
Total distributions	(1.66)	(1.76)	(.49)	(5.14)	(.46) C	(.53)
Net asset value, end of period	$46.22	$44.97	$37.63	$33.99	$53.38	$41.61
Total Return D,E	6.68%	24.85%	12.15%	(29.36)%	29.58%	9.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.61%	.65%	.99%	1.01%	1.05%
Expenses net of fee waivers, if any	.64 % H	.60%	.65%	.99%	1.01%	1.05%
Expenses net of all reductions, if any	.64% H	.60%	.65%	.99%	1.01%	1.04%
Net investment income (loss)	1.19% H	1.45%	1.45%	.80%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$10,603,803	$9,913,806	$7,407,098	$7,230,515	$11,529,722	$9,419,192
Portfolio turnover rate I,J	41 % H	35%	22%	20%	29%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Diversified International Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.89	$37.57	$33.94	$53.32	$41.56	$38.61
Income from Investment Operations
Net investment income (loss) A,B	.28	.68	.61	.38	.21	.15
Net realized and unrealized gain (loss)	2.64	8.44	3.56	(14.58)	12.06	3.37
Total from investment operations	2.92	9.12	4.17	(14.20)	12.27	3.52
Distributions from net investment income	(.89)	(.75)	(.19)	(.62)	(.06)	(.57)
Distributions from net realized gain	(.79)	(1.06)	(.35)	(4.57)	(.45)	-
Total distributions	(1.68)	(1.80) C	(.54)	(5.18) C	(.51)	(.57)
Net asset value, end of period	$46.13	$44.89	$37.57	$33.94	$53.32	$41.56
Total Return D,E	6.74%	24.97%	12.29%	(29.31)%	29.71%	9.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.50%	.54%	.88%	.91%	.94%
Expenses net of fee waivers, if any	.56 % H	.50%	.54%	.88%	.91%	.94%
Expenses net of all reductions, if any	.56% H	.50%	.54%	.88%	.91%	.93%
Net investment income (loss)	1.26% H	1.56%	1.56%	.91%	.42%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,133,618	$1,104,357	$1,063,151	$1,396,859	$3,306,774	$3,761,267
Portfolio turnover rate I,J	41 % H	35%	22%	20%	29%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Diversified International Fund	$113,650

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,949,567,625
Gross unrealized depreciation	(183,893,876)
Net unrealized appreciation (depreciation)	$3,765,673,749
Tax cost	$8,081,029,846

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	2,301,147,986	2,226,233,016

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International Fund	1,513,290	67,940,579

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International Fund	2,676,493	43,852,349	110,362,436

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International Fund	1,187,445	55,311,198
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Diversified International	.79
Class K	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Diversified International	.75
Class K	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Diversified International Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Diversified International. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.13)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Diversified International Fund	5,030

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International Fund	91,093,992	100,458,810	47,776,598
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Diversified International Fund	8,749

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Diversified International Fund	14,767	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Diversified International Fund
Distributions to shareholders
Diversified International	$371,565,804	$350,399,026
Class K	42,146,598	49,493,084
Total	$413,712,402	$399,892,110
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Diversified International Fund
Diversified International
Shares sold	17,724,081	34,479,828	$777,959,620	$1,495,985,575
Reinvestment of distributions	7,395,536	7,644,991	322,593,261	300,983,288
Shares redeemed	(16,154,597)	(18,521,934)	(710,741,550)	(803,075,098)
Net increase (decrease)	8,965,020	23,602,885	$389,811,331	$993,893,765
Class K
Shares sold	3,685,757	4,533,810	$163,418,793	$196,601,168
Reinvestment of distributions	967,876	1,259,505	42,121,949	49,460,747
Shares redeemed	(4,677,964)	(9,489,207)	(206,023,060)	(406,668,004)
Net increase (decrease)	(24,331)	(3,695,892)	$(482,318)	$(160,606,089)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.>

Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	30%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

% of shares held
Fidelity Diversified International Fund	35%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® International Capital Appreciation Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
BRAZIL - 1.6%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
MercadoLibre Inc (a)	25,971	60,534,505
CANADA - 7.0%
Financials - 1.6%
Capital Markets - 1.6%
Brookfield Asset Management Ltd Class A (United States) (b)	1,142,346	60,921,312
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	274,164	51,016,459
Information Technology - 4.1%
IT Services - 2.2%
Shopify Inc Class A (United States) (a)	841,994	79,989,430
Software - 1.9%
Constellation Software Inc/Canada	20,479	73,804,468
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	38,399	3
		73,804,471
TOTAL INFORMATION TECHNOLOGY		153,793,901

TOTAL CANADA		265,731,672
CHINA - 3.1%
Communication Services - 2.9%
Interactive Media & Services - 2.9%
Tencent Holdings Ltd	1,829,220	112,041,471
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	107,106	6,318,183
TOTAL CHINA		118,359,654
DENMARK - 1.7%
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	309,759	65,656,485
FRANCE - 8.6%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	24,808	67,196,049
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	196,925	56,373,955
Industrials - 3.6%
Aerospace & Defense - 1.9%
Safran SA	265,192	70,572,784
Building Products - 1.7%
Cie de Saint-Gobain SA	600,302	65,263,643
TOTAL INDUSTRIALS		135,836,427

Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	326,352	67,058,225
TOTAL FRANCE		326,464,656
GERMANY - 12.3%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	2,013,243	72,310,706
Financials - 3.4%
Capital Markets - 1.5%
Deutsche Boerse AG	182,717	58,852,031
Insurance - 1.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	100,463	68,777,912
TOTAL FINANCIALS		127,629,943

Industrials - 2.5%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	81,713	28,131,589
Electrical Equipment - 1.8%
Siemens Energy AG (a)	884,489	68,268,118
TOTAL INDUSTRIALS		96,399,707

Information Technology - 2.5%
Software - 2.5%
SAP SE	329,037	96,272,488
Materials - 2.0%
Construction Materials - 2.0%
Heidelberg Materials AG	377,600	74,537,905
TOTAL GERMANY		467,150,749
INDIA - 7.0%
Communication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Bharti Airtel Ltd	3,037,736	66,916,257
Financials - 3.7%
Banks - 3.7%
HDFC Bank Ltd	3,180,547	72,144,812
ICICI Bank Ltd	4,176,400	70,107,068
		142,251,880
Industrials - 1.5%
Construction & Engineering - 1.5%
Larsen & Toubro Ltd	1,431,032	56,567,156
TOTAL INDIA		265,735,293
ISRAEL - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Hapoalim BM	2,157,436	31,599,274
ITALY - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	100,704	45,815,543
JAPAN - 6.0%
Consumer Discretionary - 1.9%
Household Durables - 1.9%
Sony Group Corp	2,827,012	74,584,485
Industrials - 4.1%
Industrial Conglomerates - 2.1%
Hitachi Ltd	3,254,545	80,437,755
Machinery - 2.0%
Mitsubishi Heavy Industries Ltd	3,788,833	74,688,685
TOTAL INDUSTRIALS		155,126,440

TOTAL JAPAN		229,710,925
NETHERLANDS - 5.4%
Industrials - 1.7%
Professional Services - 1.7%
Wolters Kluwer NV	374,291	65,913,219
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
ASM International NV	115,037	55,424,953
ASML Holding NV	126,889	83,732,164
		139,157,117
TOTAL NETHERLANDS		205,070,336
SPAIN - 1.4%
Industrials - 1.3%
Transportation Infrastructure - 1.3%
Aena SME SA (d)(e)	192,800	48,356,744
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	297,900	5,369,904
TOTAL SPAIN		53,726,648
SWEDEN - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Atlas Copco AB A Shares	1,416,021	21,953,416
SWITZERLAND - 4.9%
Financials - 4.9%
Capital Markets - 3.2%
Partners Group Holding AG	41,023	53,456,396
UBS Group AG	2,223,134	67,042,837
		120,499,233
Insurance - 1.7%
Zurich Insurance Group AG	94,047	66,704,794
TOTAL SWITZERLAND		187,204,027
TAIWAN - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co Ltd	5,633,325	159,298,984
UNITED KINGDOM - 8.5%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
InterContinental Hotels Group PLC	474,544	50,638,547
Financials - 3.3%
Capital Markets - 3.3%
3i Group PLC	1,192,498	67,603,952
London Stock Exchange Group PLC	376,992	58,701,999
		126,305,951
Industrials - 3.9%
Aerospace & Defense - 2.1%
Rolls-Royce Holdings PLC	7,774,774	78,699,952
Professional Services - 1.8%
RELX PLC	1,250,734	68,258,996
TOTAL INDUSTRIALS		146,958,948

TOTAL UNITED KINGDOM		323,903,446
UNITED STATES - 24.0%
Communication Services - 1.9%
Entertainment - 1.9%
Spotify Technology SA (a)	119,962	73,654,269
Financials - 8.3%
Capital Markets - 2.6%
Moody's Corp	108,324	49,083,771
S&P Global Inc	100,418	50,214,021
		99,297,792
Financial Services - 3.0%
Mastercard Inc Class A	99,839	54,717,762
Visa Inc Class A	164,126	56,705,533
		111,423,295
Insurance - 2.7%
Arthur J Gallagher & Co	160,197	51,373,576
Marsh & McLennan Cos Inc	218,497	49,264,519
		100,638,095
TOTAL FINANCIALS		311,359,182

Industrials - 7.9%
Building Products - 1.5%
Trane Technologies PLC	149,850	57,439,004
Commercial Services & Supplies - 1.3%
Waste Connections Inc	249,112	49,198,987
Construction & Engineering - 1.5%
Ferrovial SE	1,208,800	58,719,404
Electrical Equipment - 2.1%
Schneider Electric SE	335,591	78,409,422
Professional Services - 1.5%
Experian PLC	1,117,828	55,613,102
TOTAL INDUSTRIALS		299,379,919

Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	337,451	64,949,194
Software - 1.4%
Synopsys Inc (a)	115,418	52,978,016
TOTAL INFORMATION TECHNOLOGY		117,927,210

Materials - 2.8%
Chemicals - 1.2%
Linde PLC	105,405	47,772,708
Construction Materials - 1.6%
Holcim AG	535,939	59,890,102
TOTAL MATERIALS		107,662,810

TOTAL UNITED STATES		909,983,390
TOTAL COMMON STOCKS (Cost $2,657,872,048)		3,737,899,003

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	35,759,199	35,766,351
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	9,662,534	9,663,500
TOTAL MONEY MARKET FUNDS (Cost $45,429,851)			45,429,851

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,703,301,899)	3,783,328,854
NET OTHER ASSETS (LIABILITIES) - 0.5%	17,492,804
NET ASSETS - 100.0%	3,800,821,658

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $48,356,744 or 1.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,356,744 or 1.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	636,498,280	600,731,929	636,200	-	-	35,766,351	35,759,199	0.1%
Fidelity Securities Lending Cash Central Fund	35,530,000	36,718,868	62,585,368	17,156	-	-	9,663,500	9,662,534	0.0%
Total	35,530,000	673,217,148	663,317,297	653,356	-	-	45,429,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	324,922,703	73,654,269	251,268,434	-
Consumer Discretionary	305,087,312	179,864,280	125,223,032	-
Financials	987,271,569	524,379,001	462,892,568	-
Health Care	56,373,955	56,373,955	-	-
Industrials	1,143,164,920	380,728,822	762,436,098	-
Information Technology	666,449,700	410,878,225	255,571,472	3
Materials	249,258,940	122,310,613	126,948,327	-
Utilities	5,369,904	-	5,369,904	-

Money Market Funds	45,429,851	45,429,851	-	-
Total Investments in Securities:	3,783,328,854	1,793,619,016	1,989,709,835	3
Fidelity® International Capital Appreciation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,370,081) - See accompanying schedule:
Unaffiliated issuers (cost $2,657,872,048)	$3,737,899,003
Fidelity Central Funds (cost $45,429,851)	45,429,851

Total Investment in Securities (cost $2,703,301,899)		$3,783,328,854
Foreign currency held at value (cost $1,047,161)		1,055,515
Receivable for investments sold		44,884,057
Receivable for fund shares sold		1,643,229
Dividends receivable		4,350,459
Reclaims receivable		10,583,004
Distributions receivable from Fidelity Central Funds		132,442
Prepaid expenses		1,686
Receivable from investment adviser for expense reductions		70,000
Other receivables		1,862,131
Total assets		3,847,911,377
Liabilities
Payable for investments purchased	$19,933,665
Payable for fund shares redeemed	2,093,135
Accrued management fee	2,937,456
Deferred taxes	11,172,505
Other payables and accrued expenses	1,289,458
Collateral on securities loaned	9,663,500
Total liabilities		47,089,719
Net Assets		$3,800,821,658
Net Assets consist of:
Paid in capital		$2,691,547,829
Total accumulated earnings (loss)		1,109,273,829
Net Assets		$3,800,821,658
Net Asset Value, offering price and redemption price per share ($3,800,821,658 ÷ 128,729,277 shares)		$29.53
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$19,888,174
Foreign Tax Reclaims		4,254,015
Income from Fidelity Central Funds (including $17,156 from security lending)		653,356
Income before foreign taxes withheld		$24,795,545
Less foreign taxes withheld		(2,605,898)
Total income		22,189,647
Expenses
Management fee
Basic fee	$13,851,882
Performance adjustment	2,116,084
Custodian fees and expenses	136,110
Independent trustees' fees and expenses	8,934
Registration fees	50,667
Audit fees	61,913
Legal	4,410
Interest	92,559
Miscellaneous	165,403
Total expenses before reductions	16,487,962
Expense reductions	(756,328)
Total expenses after reductions		15,731,634
Net Investment income (loss)		6,458,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $973,575)	50,200,158
Foreign currency transactions	682,767
Total net realized gain (loss)		50,882,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,070,884)	141,469,614
Assets and liabilities in foreign currencies	814,255
Total change in net unrealized appreciation (depreciation)		142,283,869
Net gain (loss)		193,166,794
Net increase (decrease) in net assets resulting from operations		$199,624,807
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,458,013	$23,118,507
Net realized gain (loss)	50,882,925	1,150,726,190
Change in net unrealized appreciation (depreciation)	142,283,869	148,690,945
Net increase (decrease) in net assets resulting from operations	199,624,807	1,322,535,642
Distributions to shareholders	(141,566,132)	(18,874,608)

Share transactions
Proceeds from sales of shares	436,919,404	888,745,860
Reinvestment of distributions	105,987,905	15,731,033
Cost of shares redeemed	(396,643,227)	(2,763,954,753)

Net increase (decrease) in net assets resulting from share transactions	146,264,082	(1,859,477,860)
Total increase (decrease) in net assets	204,322,757	(555,816,826)

Net Assets
Beginning of period	3,596,498,901	4,152,315,727
End of period	$3,800,821,658	$3,596,498,901

Other Information
Shares
Sold	15,322,561	32,603,910
Issued in reinvestment of distributions	3,708,464	621,044
Redeemed	(13,890,605)	(93,351,491)
Net increase (decrease)	5,140,420	(60,126,537)

Financial Highlights
Fidelity® International Capital Appreciation Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.10	$22.60	$19.51	$30.93	$24.57	$22.41
Income from Investment Operations
Net investment income (loss) A,B	.05	.12	.11	.02	(.02)	.06
Net realized and unrealized gain (loss)	1.54	6.48	2.99	(8.86)	6.74	2.86
Total from investment operations	1.59	6.60	3.10	(8.84)	6.72	2.92
Distributions from net investment income	(.22)	(.10)	(.01)	-	(.05)	(.13)
Distributions from net realized gain	(.94)	-	-	(2.58)	(.31)	(.62)
Total distributions	(1.16)	(.10)	(.01)	(2.58)	(.36)	(.76) C
Net asset value, end of period	$29.53	$29.10	$22.60	$19.51	$30.93	$24.57
Total Return D,E	5.58%	29.27%	15.89%	(30.97)%	27.56%	13.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H,I	.86%	.80%	.99%	1.00%	1.03%
Expenses net of fee waivers, if any	.87 % H,I	.86%	.79%	.98%	1.00%	1.03%
Expenses net of all reductions, if any	.87% H,I	.86%	.79%	.98%	1.00%	.99%
Net investment income (loss)	.36% H,I	.43%	.48%	.10%	(.08)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$3,800,822	$3,596,499	$4,152,316	$3,823,263	$5,851,757	$4,514,343
Portfolio turnover rate J	96 % I	78% K	79%	112% K	141%	135%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,099,725,220
Gross unrealized depreciation	(26,385,956)
Net unrealized appreciation (depreciation)	$1,073,339,264
Tax cost	$2,709,989,590

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation Fund	1,723,402,922	1,760,382,341

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity International Capital Appreciation Fund	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity International Capital Appreciation Fund	.77

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .12%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Capital Appreciation Fund	1,164

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Capital Appreciation Fund	Borrower	18,521,282	4.61%	92,559

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation Fund	93,563,330	143,203,167	13,928,800

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Capital Appreciation Fund	73,272,626	681,502,360	2,203,307,882
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Capital Appreciation Fund	2,954
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Capital Appreciation Fund	1,524	-	-
8. Expense Reductions.
The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to $113,480 per month until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $680,880.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,448.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $70,000.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor International Capital Appreciation Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Advisor International Capital Appreciation Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Funds shareholders approved the reorganization that is expected to become effective during July 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Fidelity® Overseas Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	1,730,500	19,234,019
BELGIUM - 1.1%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	695,490	63,866,027
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	609,300	9,414,948
TOTAL BELGIUM		73,280,975
CANADA - 1.9%
Information Technology - 1.9%
Software - 1.9%
Constellation Software Inc/Canada	33,000	118,929,022
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	62,100	5
Lumine Group Inc Subordinate Voting Shares (a)(c)	346,922	11,215,953

TOTAL CANADA		130,144,980
CHINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	87,890	5,184,630
DENMARK - 2.8%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	730,100	48,815,628
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	532,800	112,932,233
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	471,536	30,493,472
TOTAL DENMARK		192,241,333
FRANCE - 11.3%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 1.0%
Accor SA	1,481,300	72,409,614
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	6,848	18,548,796
LVMH Moet Hennessy Louis Vuitton SE	147,476	81,691,269
		100,240,065
TOTAL CONSUMER DISCRETIONARY		172,649,679

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
EssilorLuxottica SA	313,713	89,806,995
Industrials - 3.7%
Aerospace & Defense - 3.7%
Safran SA	554,800	147,643,144
Thales SA	364,100	101,992,553
		249,635,697
Information Technology - 1.8%
IT Services - 0.4%
Alten SA	318,856	26,711,925
Software - 1.4%
Dassault Systemes SE	2,519,500	94,421,101
TOTAL INFORMATION TECHNOLOGY		121,133,026

Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	658,851	135,379,524
TOTAL FRANCE		768,604,921
GERMANY - 12.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom AG	3,124,300	112,217,124
Financials - 6.1%
Capital Markets - 2.0%
Deutsche Boerse AG	431,191	138,883,990
Insurance - 4.1%
Allianz SE	359,801	148,805,304
Hannover Rueck SE	380,100	121,600,391
		270,405,695
TOTAL FINANCIALS		409,289,685

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA (c)	926,800	43,886,881
Industrials - 0.5%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	103,300	35,563,413
Information Technology - 3.4%
Software - 3.4%
SAP SE	792,000	231,730,202
TOTAL GERMANY		832,687,305
INDIA - 1.0%
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd	2,902,100	65,828,758
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	111,642,900	59,359,483
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	853,900	71,873,408
ITALY - 3.8%
Financials - 2.7%
Banks - 2.7%
FinecoBank Banca Fineco SpA	2,656,600	52,862,382
UniCredit SpA	2,285,600	132,978,168
		185,840,550
Health Care - 0.9%
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	1,012,830	59,491,884
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(b)(c)	299,900	1,452,396
Interpump Group SpA	293,100	9,987,713
		11,440,109
TOTAL ITALY		256,772,543
JAPAN - 13.7%
Communication Services - 2.5%
Entertainment - 2.5%
Capcom Co Ltd	1,719,300	49,770,476
Nintendo Co Ltd	1,408,800	116,958,587
		166,729,063
Consumer Staples - 1.3%
Food Products - 1.3%
Ajinomoto Co Inc	4,309,100	88,138,720
Financials - 2.2%
Insurance - 2.2%
Tokio Marine Holdings Inc	3,697,500	148,204,585
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	871,800	102,581,383
Industrials - 4.5%
Industrial Conglomerates - 2.4%
Hitachi Ltd	6,474,950	160,031,723
Machinery - 1.4%
Ebara Corp	1,163,600	17,479,361
Mitsubishi Heavy Industries Ltd	3,888,100	76,645,520
		94,124,881
Professional Services - 0.7%
BayCurrent Inc	897,700	48,371,313
TOTAL INDUSTRIALS		302,527,917

Information Technology - 1.7%
IT Services - 0.2%
TIS Inc	673,500	19,458,865
Semiconductors & Semiconductor Equipment - 0.6%
Tokyo Electron Ltd	268,700	40,008,998
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	2,884,800	59,087,595
TOTAL INFORMATION TECHNOLOGY		118,555,458

TOTAL JAPAN		926,737,126
NETHERLANDS - 6.1%
Communication Services - 1.5%
Entertainment - 1.5%
Universal Music Group NV	3,467,700	101,969,350
Industrials - 2.7%
Professional Services - 2.0%
Wolters Kluwer NV	784,221	138,102,520
Trading Companies & Distributors - 0.7%
IMCD NV	365,524	48,385,699
TOTAL INDUSTRIALS		186,488,219

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	181,861	120,007,369
Software - 0.1%
Topicus.com Inc (c)	69,488	8,315,777
TOTAL INFORMATION TECHNOLOGY		128,323,146

TOTAL NETHERLANDS		416,780,715
SPAIN - 3.2%
Financials - 3.2%
Banks - 3.2%
Banco Santander SA (e)	15,591,900	109,194,422
CaixaBank SA (e)	14,142,200	108,388,718

TOTAL SPAIN		217,583,140
SWEDEN - 2.7%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	1,577,972	29,876,248
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	4,959,444	76,889,213
Indutrade AB	2,761,316	74,507,393
		151,396,606
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(f)	129,627	2,556,623
TOTAL SWEDEN		183,829,477
SWITZERLAND - 1.4%
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	73,440	95,698,455
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	2,381,000	67,329,842
UNITED KINGDOM - 16.9%
Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Compass Group PLC	4,008,798	135,155,918
InterContinental Hotels Group PLC	782,063	83,453,872
		218,609,790
Financials - 5.9%
Banks - 1.7%
NatWest Group PLC	18,105,700	116,461,051
Capital Markets - 4.2%
3i Group PLC	2,416,700	137,005,236
London Stock Exchange Group PLC	924,500	143,955,306
		280,960,542
TOTAL FINANCIALS		397,421,593

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
ConvaTec Group PLC (a)(b)	7,912,400	27,395,534
Industrials - 6.5%
Aerospace & Defense - 2.8%
BAE Systems PLC	2,360,200	54,715,658
Rolls-Royce Holdings PLC	13,307,400	134,703,817
		189,419,475
Professional Services - 3.0%
Intertek Group PLC	625,300	38,200,182
RELX PLC	3,034,700	165,619,208
		203,819,390
Trading Companies & Distributors - 0.7%
Diploma PLC	884,895	46,723,848
TOTAL INDUSTRIALS		439,962,713

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	1,807,482	66,387,390
TOTAL UNITED KINGDOM		1,149,777,020
UNITED STATES - 15.3%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (c)	102,000	62,625,960
Financials - 4.5%
Capital Markets - 1.6%
S&P Global Inc	215,005	107,513,250
Financial Services - 1.3%
Visa Inc Class A	251,900	87,031,450
Insurance - 1.6%
Marsh & McLennan Cos Inc	493,700	111,314,539
TOTAL FINANCIALS		305,859,239

Health Care - 2.3%
Health Care Equipment & Supplies - 1.6%
Alcon AG	1,092,570	105,451,174
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific Inc	118,800	50,965,200
TOTAL HEALTH CARE		156,416,374

Industrials - 3.3%
Electrical Equipment - 1.4%
Schneider Electric SE	413,200	96,542,438
Professional Services - 1.7%
Experian PLC	2,292,800	114,069,177
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	65,700	11,041,112
TOTAL INDUSTRIALS		221,652,727

Materials - 4.3%
Chemicals - 1.6%
Linde PLC	235,500	106,735,665
Construction Materials - 2.7%
CRH PLC	831,500	79,341,730
Holcim AG	948,570	106,000,784
		185,342,514
TOTAL MATERIALS		292,078,179

TOTAL UNITED STATES		1,038,632,479
TOTAL COMMON STOCKS (Cost $4,760,113,305)		6,571,580,609

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	177,723,786	177,759,330
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	132,956,584	132,969,879
TOTAL MONEY MARKET FUNDS (Cost $310,729,210)			310,729,209

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $5,070,842,515)	6,882,309,818
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(94,045,810)
NET ASSETS - 100.0%	6,788,264,008

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $59,297,902 or 0.9% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,081,949 or 0.7% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,556,623 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	8,571,872

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	150,014,624	794,585,862	766,841,155	2,043,183	-	(1)	177,759,330	177,723,786	0.3%
Fidelity Securities Lending Cash Central Fund	13,619,083	209,770,381	90,419,585	83,373	-	-	132,969,879	132,956,584	0.4%
Total	163,633,707	1,004,356,243	857,260,740	2,126,556	-	(1)	310,729,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	443,541,497	112,396,436	331,145,061	-
Consumer Discretionary	396,444,099	96,143,040	300,301,059	-
Consumer Staples	88,138,720	-	88,138,720	-
Financials	1,968,185,534	768,314,935	1,199,870,599	-
Health Care	558,270,927	406,873,916	151,397,011	-
Industrials	1,792,887,990	562,141,845	1,230,746,145	-
Information Technology	866,160,667	371,026,301	492,577,738	2,556,628
Materials	457,951,175	216,570,867	241,380,308	-

Money Market Funds	310,729,209	310,729,209	-	-
Total Investments in Securities:	6,882,309,818	2,844,196,549	4,035,556,641	2,556,628
Fidelity® Overseas Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $121,716,604) - See accompanying schedule:
Unaffiliated issuers (cost $4,760,113,305)	$6,571,580,609
Fidelity Central Funds (cost $310,729,210)	310,729,209

Total Investment in Securities (cost $5,070,842,515)		$6,882,309,818
Foreign currency held at value (cost $1,636)		1,636
Receivable for investments sold		38,097,142
Receivable for fund shares sold		5,684,010
Dividends receivable		15,907,807
Reclaims receivable		35,001,721
Distributions receivable from Fidelity Central Funds		587,502
Prepaid expenses		2,824
Other receivables		48,119
Total assets		6,977,640,579
Liabilities
Payable for investments purchased	$47,476,717
Payable for fund shares redeemed	3,487,282
Accrued management fee	3,830,038
Other payables and accrued expenses	1,612,655
Collateral on securities loaned	132,969,879
Total liabilities		189,376,571
Net Assets		$6,788,264,008
Net Assets consist of:
Paid in capital		$5,001,598,899
Total accumulated earnings (loss)		1,786,665,109
Net Assets		$6,788,264,008

Net Asset Value and Maximum Offering Price
Overseas :
Net Asset Value, offering price and redemption price per share ($5,350,328,320 ÷ 76,743,857 shares)		$69.72
Class K :
Net Asset Value, offering price and redemption price per share ($1,437,935,688 ÷ 20,742,998 shares)		$69.32
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$50,448,367
Foreign Tax Reclaims		5,630,951
Income from Fidelity Central Funds (including $83,373 from security lending)		2,126,556
Income before foreign taxes withheld		$58,205,874
Less foreign taxes withheld		(4,864,693)
Total income		53,341,181
Expenses
Management fee
Basic fee	$23,755,046
Performance adjustment	(4,557,868)
Custodian fees and expenses	106,486
Independent trustees' fees and expenses	14,135
Registration fees	69,376
Audit fees	64,296
Legal	169,911
Miscellaneous	13,456
Total expenses before reductions	19,634,838
Expense reductions	(1,385)
Total expenses after reductions		19,633,453
Net Investment income (loss)		33,707,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,310,859)
Foreign currency transactions	414,960
Total net realized gain (loss)		(12,895,899)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $960,139)	511,905,611
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	2,238,459
Total change in net unrealized appreciation (depreciation)		514,144,069
Net gain (loss)		501,248,170
Net increase (decrease) in net assets resulting from operations		$534,955,898
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,707,728	$116,959,291
Net realized gain (loss)	(12,895,899)	2,169,142,661
Change in net unrealized appreciation (depreciation)	514,144,069	(70,668,549)
Net increase (decrease) in net assets resulting from operations	534,955,898	2,215,433,403
Distributions to shareholders	(89,012,888)	(91,103,428)

Share transactions - net increase (decrease)	48,488,524	(3,207,644,234)

Total increase (decrease) in net assets	494,431,534	(1,083,314,259)

Net Assets
Beginning of period	6,293,832,474	7,377,146,733
End of period	$6,788,264,008	$6,293,832,474

Financial Highlights
Fidelity® Overseas Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$65.03	$52.19	$46.55	$69.79	$50.91	$49.51
Income from Investment Operations
Net investment income (loss) A,B	.34	.85	.67	.47	.21	.13
Net realized and unrealized gain (loss)	5.22	12.61	5.36	(20.64)	18.98	1.97
Total from investment operations	5.56	13.46	6.03	(20.17)	19.19	2.10
Distributions from net investment income	(.87)	(.62)	(.39)	(.20)	(.11)	(.70)
Distributions from net realized gain	-	-	-	(2.87)	(.21)	-
Total distributions	(.87)	(.62)	(.39)	(3.07)	(.31) C	(.70)
Net asset value, end of period	$69.72	$65.03	$52.19	$46.55	$69.79	$50.91
Total Return D,E	8.64%	25.94%	12.95%	(30.12)%	37.83%	4.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.69%	.73%	.95%	.99%	1.04%
Expenses net of fee waivers, if any	.63 % H	.69%	.72%	.95%	.98%	1.04%
Expenses net of all reductions, if any	.63% H	.69%	.72%	.94%	.98%	1.03%
Net investment income (loss)	1.04% H	1.34%	1.23%	.84%	.33%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$5,350,328	$4,962,649	$6,684,862	$6,175,776	$8,981,609	$6,160,617
Portfolio turnover rate I	51 % H	35% J	34%	25%	30% J	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Overseas Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$64.91	$52.11	$46.48	$69.68	$50.83	$49.43
Income from Investment Operations
Net investment income (loss) A,B	.37	.89	.73	.54	.27	.19
Net realized and unrealized gain (loss)	5.18	12.59	5.34	(20.60)	18.95	1.96
Total from investment operations	5.55	13.48	6.07	(20.06)	19.22	2.15
Distributions from net investment income	(1.14)	(.68)	(.44)	(.26)	(.16)	(.75)
Distributions from net realized gain	-	-	-	(2.87)	(.21)	-
Total distributions	(1.14)	(.68)	(.44)	(3.14) C	(.37)	(.75)
Net asset value, end of period	$69.32	$64.91	$52.11	$46.48	$69.68	$50.83
Total Return D,E	8.69%	26.04%	13.06%	(30.04)%	37.97%	4.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.64%	.62%	.84%	.89%	.94%
Expenses net of fee waivers, if any	.55 % H	.63%	.61%	.84%	.88%	.93%
Expenses net of all reductions, if any	.55% H	.63%	.61%	.84%	.88%	.93%
Net investment income (loss)	1.12% H	1.40%	1.34%	.94%	.43%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,437,936	$1,331,184	$692,284	$620,003	$1,591,397	$1,022,402
Portfolio turnover rate I	51 % H	35% J	34%	25%	30% J	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Overseas Fund	$19,059

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,869,476,325
Gross unrealized depreciation	(90,698,789)
Net unrealized appreciation (depreciation)	$1,778,777,536
Tax cost	$5,103,532,282

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	1,597,280,588	1,643,747,941
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Overseas	.78
Class K	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Overseas	.76
Class K	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Overseas. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.14)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Overseas Fund	150

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Overseas Fund	86,976,173	20,676,107	(2,297,189)

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below;
along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Overseas Fund	73,699,426	1,994,718,961	5,011,560,962

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Overseas Fund	4,969
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Overseas Fund	8,777	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,385.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Overseas Fund
Distributions to shareholders
Overseas	$65,840,551	$80,812,559
Class K	23,172,337	10,290,869
Total	$89,012,888	$91,103,428
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Overseas Fund
Overseas
Shares sold	7,762,348	33,392,063	$507,860,283	$2,093,817,387
Reinvestment of distributions	761,890	1,223,215	49,385,702	70,139,126
Shares redeemed	(8,096,587)	(86,383,538)	(526,108,369)	(5,822,142,918)
Net increase (decrease)	427,651	(51,768,260)	$31,137,616	$(3,658,186,405)
Class K
Shares sold	2,745,281	10,389,470	$181,203,944	$652,824,553
Reinvestment of distributions	359,651	179,942	23,172,337	10,290,869
Shares redeemed	(2,869,581)	(3,346,586)	(187,025,373)	(212,573,251)
Net increase (decrease)	235,351	7,222,826	$17,350,908	$450,542,171
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Overseas Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on November 13, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Overseas Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Overseas Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Overseas Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Advisor Overseas Fund is expected to be held during the third quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during November 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Fidelity® Worldwide Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
CAR Group Ltd	709,556	15,144,977
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Lovisa Holdings Ltd	439,390	7,014,653
Financials - 0.3%
Insurance - 0.3%
nib holdings Ltd/Australia	1,873,683	8,174,213
Materials - 0.2%
Metals & Mining - 0.2%
Deterra Royalties Ltd	2,088,759	4,870,035
Real Estate - 0.2%
Specialized REITs - 0.2%
National Storage REIT unit	4,853,097	7,136,065
TOTAL AUSTRALIA		42,339,943
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Wienerberger AG	277,300	9,700,622
BELGIUM - 0.9%
Financials - 0.4%
Banks - 0.4%
KBC Group NV	111,600	10,248,096
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	63,000	11,501,204
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	232,768	3,596,748
TOTAL BELGIUM		25,346,048
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	11,000	25,639,350
CANADA - 3.6%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
PrairieSky Royalty Ltd	3,144,700	52,943,919
Information Technology - 1.0%
IT Services - 0.6%
Shopify Inc Class A (United States) (a)	171,000	16,245,000
Software - 0.4%
Constellation Software Inc/Canada	2,100	7,568,211
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	3,700	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	185,450	5,995,580
		13,563,791
TOTAL INFORMATION TECHNOLOGY		29,808,791

Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	128,500	22,082,500
TOTAL CANADA		104,835,210
CHINA - 1.3%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	262,800	16,096,751
Tencent Holdings Ltd ADR	5,000	305,300
		16,402,051
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	238,500	11,327,855
Consumer Staples - 0.2%
Beverages - 0.2%
Kweichow Moutai Co Ltd A Shares (China)	27,700	5,894,559
Industrials - 0.1%
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	483,100	5,488,016
TOTAL CHINA		39,112,481
DENMARK - 0.8%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	137,300	9,180,092
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	61,646	13,066,480
TOTAL DENMARK		22,246,572
FINLAND - 0.3%
Materials - 0.3%
Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	285,700	7,567,079
FRANCE - 1.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	7,200	3,988,291
Consumer Staples - 0.7%
Food Products - 0.7%
Danone SA	228,900	19,696,024
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	32,700	9,361,068
Industrials - 0.4%
Aerospace & Defense - 0.4%
Thales SA	38,300	10,728,687
TOTAL FRANCE		43,774,070
GERMANY - 1.4%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA (a)	160,000	7,576,501
Industrials - 0.5%
Air Freight & Logistics - 0.5%
Deutsche Post AG	365,511	15,617,557
Information Technology - 0.6%
Software - 0.6%
SAP SE	60,700	17,760,130
TOTAL GERMANY		40,954,188
HONG KONG - 0.9%
Financials - 0.9%
Insurance - 0.9%
Prudential PLC	2,394,386	25,458,977
Prudential PLC rights (a)(d)(e)	2,394,386	402,959

TOTAL HONG KONG		25,861,936
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (a)(b)(f)	792	366,625
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	37,470,600	19,922,767
Bank Syariah Indonesia Tbk PT	25,640,800	4,410,020

TOTAL INDONESIA		24,332,787
IRELAND - 1.0%
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	2,942,400	19,776,048
Financial Services - 0.0%
Circle Internet Financial LLC (b)	23,730	553,621
TOTAL FINANCIALS		20,329,669

Industrials - 0.3%
Building Products - 0.3%
Kingspan Group PLC	112,700	9,486,044
TOTAL IRELAND		29,815,713
ITALY - 1.7%
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Pirelli & C SpA (c)(g)	863,600	5,306,458
Textiles, Apparel & Luxury Goods - 0.4%
Prada Spa (a)	1,685,600	10,540,977
TOTAL CONSUMER DISCRETIONARY		15,847,435

Financials - 0.5%
Financial Services - 0.5%
BFF Bank SpA (a)(c)(g)	1,435,530	13,546,581
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	186,060	10,928,843
Industrials - 0.3%
Electrical Equipment - 0.1%
Prysmian SpA	74,900	4,114,422
Machinery - 0.2%
Interpump Group SpA	160,100	5,455,588
TOTAL INDUSTRIALS		9,570,010

TOTAL ITALY		49,892,869
JAPAN - 3.8%
Communication Services - 0.6%
Entertainment - 0.6%
Nintendo Co Ltd	215,300	17,874,208
Consumer Discretionary - 1.1%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	227,500	7,016,890
Hotels, Restaurants & Leisure - 0.2%
Kyoritsu Maintenance Co Ltd (e)	218,300	4,609,370
Specialty Retail - 0.7%
Fast Retailing Co Ltd	27,100	8,914,407
USS Co Ltd	886,600	8,861,039
		17,775,446
TOTAL CONSUMER DISCRETIONARY		29,401,706

Industrials - 0.9%
Professional Services - 0.6%
BayCurrent Inc	153,700	8,281,911
Timee Inc (a)	649,300	7,792,690
		16,074,601
Trading Companies & Distributors - 0.3%
ITOCHU Corp	217,100	11,103,132
TOTAL INDUSTRIALS		27,177,733

Information Technology - 0.6%
IT Services - 0.2%
NSD Co Ltd	254,500	5,978,916
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	98,900	4,137,575
Renesas Electronics Corp	509,231	5,975,961
		10,113,536
TOTAL INFORMATION TECHNOLOGY		16,092,452

Materials - 0.3%
Chemicals - 0.3%
NOF Corp	632,885	9,494,602
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Katitas Co Ltd	695,700	10,052,568
TOTAL JAPAN		110,093,269
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Novem Group SA (a)	232,076	1,064,775
NETHERLANDS - 1.7%
Health Care - 0.9%
Biotechnology - 0.9%
Argenx SE ADR (a)	41,000	26,450,740
Industrials - 0.5%
Professional Services - 0.3%
Wolters Kluwer NV	52,100	9,174,890
Trading Companies & Distributors - 0.2%
IMCD NV	43,951	5,817,949
TOTAL INDUSTRIALS		14,992,839

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	84,400	9,010,525
TOTAL NETHERLANDS		50,454,104
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	1,137,149	8,411,059
SPAIN - 2.0%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Neinor Homes SA (c)(g)	553,500	9,606,137
Financials - 1.3%
Banks - 1.3%
Bankinter SA	1,402,400	16,268,379
CaixaBank SA (e)	2,483,300	19,032,520
		35,300,899
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aedas Homes SL (c)(g)	377,700	12,151,719
TOTAL SPAIN		57,058,755
SWEDEN - 3.2%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Hemnet Group AB (a)	845,830	28,965,882
Consumer Discretionary - 0.5%
Household Durables - 0.3%
JM AB	452,900	7,234,779
Specialty Retail - 0.2%
Haypp Group AB (a)	607,852	6,402,083
TOTAL CONSUMER DISCRETIONARY		13,636,862

Financials - 0.6%
Banks - 0.6%
Swedbank AB A1 Shares	758,350	18,822,427
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
AddLife AB B Shares	1,134,424	21,478,412
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Dustin Group AB (a)(c)(e)(g)	8,145,810	2,907,562
Software - 0.0%
Kry International Ab (a)(b)(f)	22,735	448,401
TOTAL INFORMATION TECHNOLOGY		3,355,963

Materials - 0.2%
Chemicals - 0.2%
Hexpol AB B Shares	709,259	6,141,946
TOTAL SWEDEN		92,401,492
SWITZERLAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	150,000	21,957,000
TAIWAN - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.4%
E Ink Holdings Inc	1,806,000	12,590,777
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd	254,000	7,182,604
Taiwan Semiconductor Manufacturing Co Ltd ADR	44,000	7,334,360
		14,516,964
TOTAL TAIWAN		27,107,741
UNITED KINGDOM - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc (a)	511,600	4,609,031
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.4%
Flutter Entertainment PLC (United Kingdom) (a)	45,800	10,962,363
Leisure Products - 0.6%
Games Workshop Group PLC	82,818	17,008,256
TOTAL CONSUMER DISCRETIONARY		27,970,619

Consumer Staples - 0.4%
Beverages - 0.4%
Diageo PLC	391,173	10,984,292
Financials - 2.2%
Banks - 0.4%
NatWest Group PLC	2,004,800	12,895,448
Capital Markets - 0.5%
London Stock Exchange Group PLC	90,528	14,096,253
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(f)	3,936	2,967,075
Insurance - 1.2%
Hiscox Ltd	1,504,447	22,034,692
Sabre Insurance Group PLC (c)(g)	6,755,301	11,325,509
		33,360,201
TOTAL FINANCIALS		63,318,977

Industrials - 0.9%
Professional Services - 0.6%
Intertek Group PLC	100,000	6,109,097
RELX PLC	214,800	11,722,742
		17,831,839
Trading Companies & Distributors - 0.3%
RS GROUP PLC	1,071,095	7,358,496
TOTAL INDUSTRIALS		25,190,335

Information Technology - 0.2%
IT Services - 0.2%
Softcat PLC	325,792	7,255,198
Real Estate - 0.2%
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	364,800	4,890,860
TOTAL UNITED KINGDOM		144,219,312
UNITED STATES - 61.5%
Communication Services - 9.8%
Entertainment - 2.0%
Netflix Inc (a)	34,000	38,478,480
Spotify Technology SA (a)	33,000	20,261,340
		58,739,820
Interactive Media & Services - 6.1%
Alphabet Inc Class A	468,000	74,318,400
Meta Platforms Inc Class A	186,000	102,114,000
		176,432,400
Wireless Telecommunication Services - 1.7%
T-Mobile US Inc	196,910	48,626,925
TOTAL COMMUNICATION SERVICES		283,799,145

Consumer Discretionary - 11.3%
Automobile Components - 0.4%
Modine Manufacturing Co (a)	130,000	10,613,200
Automobiles - 0.0%
Rivian Automotive Inc Class A (a)	100	1,366
Tesla Inc (a)	3,100	874,696
		876,062
Broadline Retail - 4.1%
Amazon.com Inc (a)	638,000	117,659,960
Diversified Consumer Services - 1.0%
Service Corp International/US	378,000	30,202,200
Hotels, Restaurants & Leisure - 2.0%
DraftKings Inc Class A (a)	1,785,000	59,422,650
Household Durables - 1.3%
SharkNinja Inc (a)	30,000	2,415,000
Somnigroup International Inc	585,000	35,720,100
		38,135,100
Specialty Retail - 0.7%
AutoZone Inc (a)	5,100	19,189,260
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp (a)	461,530	51,151,370
Skechers USA Inc Class A (a)	14,000	672,280
		51,823,650
TOTAL CONSUMER DISCRETIONARY		327,922,082

Consumer Staples - 4.3%
Beverages - 0.3%
Keurig Dr Pepper Inc	318,000	10,999,620
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp	20,500	20,387,250
Walmart Inc	434,000	42,206,500
		62,593,750
Tobacco - 1.8%
Philip Morris International Inc	299,000	51,236,640
TOTAL CONSUMER STAPLES		124,830,010

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Exxon Mobil Corp	318,000	33,590,340
Financials - 7.7%
Banks - 1.1%
Wells Fargo & Co	470,000	33,374,700
Capital Markets - 5.4%
Bank of New York Mellon Corp/The	597,000	48,004,770
Northern Trust Corp	242,100	22,752,558
Robinhood Markets Inc Class A (a)	1,701,000	83,536,110
		154,293,438
Financial Services - 0.6%
Fiserv Inc (a)	98,201	18,124,959
Insurance - 0.6%
Arthur J Gallagher & Co	16,000	5,131,040
Chubb Ltd	47,000	13,445,760
		18,576,800
TOTAL FINANCIALS		224,369,897

Health Care - 5.3%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (a)	64,000	16,847,360
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (a)	206,147	21,206,342
Intuitive Surgical Inc (a)	36,000	18,568,800
Masimo Corp (a)	22,000	3,541,120
		43,316,262
Health Care Providers & Services - 1.5%
UnitedHealth Group Inc	109,000	44,846,960
Pharmaceuticals - 1.7%
Eli Lilly & Co	54,000	48,543,300
TOTAL HEALTH CARE		153,553,882

Industrials - 2.6%
Aerospace & Defense - 0.3%
GE Aerospace	39,000	7,860,060
Electrical Equipment - 0.1%
GE Vernova Inc	11,000	4,079,020
Machinery - 0.4%
PACCAR Inc	143,000	12,900,030
Professional Services - 1.8%
TransUnion (e)	603,577	50,072,748
Trading Companies & Distributors - 0.0%
Herc Holdings Inc	10,000	1,094,400
TOTAL INDUSTRIALS		76,006,258

Information Technology - 14.7%
Communications Equipment - 1.0%
Cisco Systems Inc	503,000	29,038,190
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	343,000	26,393,850
IT Services - 2.5%
Kyndryl Holdings Inc (a)	2,239,000	72,588,380
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc	1,000	192,470
NVIDIA Corp	1,053,000	114,692,760
		114,885,230
Software - 3.4%
AppLovin Corp Class A (a)	1,000	269,310
Microsoft Corp	225,000	88,933,500
MicroStrategy Inc Class A (a)	20,000	7,602,200
Palantir Technologies Inc Class A (a)	3,000	355,320
Rubrik Inc Class A (a)	6,000	423,180
Stripe Inc Class B (a)(b)(f)	10,000	355,000
		97,938,510
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	353,000	75,012,500
Pure Storage Inc Class A (a)	253,000	11,476,080
		86,488,580
TOTAL INFORMATION TECHNOLOGY		427,332,740

Real Estate - 2.7%
Industrial REITs - 2.1%
Prologis Inc	589,000	60,195,800
Residential REITs - 0.1%
Sun Communities Inc	19,000	2,364,170
Specialized REITs - 0.5%
American Tower Corp	20,000	4,508,200
Iron Mountain Inc	124,000	11,119,080
		15,627,280
TOTAL REAL ESTATE		78,187,250

Utilities - 2.0%
Multi-Utilities - 1.3%
Ameren Corp	199,000	19,748,760
CMS Energy Corp	245,000	18,044,250
		37,793,010
Water Utilities - 0.7%
American Water Works Co Inc	131,000	19,258,310
TOTAL UTILITIES		57,051,320

TOTAL UNITED STATES		1,786,642,924
TOTAL COMMON STOCKS (Cost $2,259,589,350)		2,791,195,924

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(f)	14,425	3,062,284
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(f)	120,600	967,212
TOTAL CHINA		4,029,496
INDIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (a)(b)(f)	1,892	875,826
Pine Labs Pvt Ltd Series A (a)(b)(f)	473	218,956
Pine Labs Pvt Ltd Series B (a)(b)(f)	514	237,936
Pine Labs Pvt Ltd Series B2 (a)(b)(f)	416	192,571
Pine Labs Pvt Ltd Series C (a)(b)(f)	774	358,292
Pine Labs Pvt Ltd Series C1 (a)(b)(f)	163	75,454
Pine Labs Pvt Ltd Series D (a)(b)(f)	174	80,546

TOTAL INDIA		2,039,581
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(f)	29,122	1,033,831
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,106,539)		7,102,908

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	89,212,592	89,230,435
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	19,675,268	19,677,235
TOTAL MONEY MARKET FUNDS (Cost $108,907,153)			108,907,670

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,374,603,042)	2,907,206,502
NET OTHER ASSETS (LIABILITIES) - 0.0%	(632,459)
NET ASSETS - 100.0%	2,906,574,043

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $60,839,546 or 2.1% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,240,009 or 0.4% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,843,966 or 1.9% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	1,580,608

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,712,900

Kry International Ab	5/14/21 - 10/30/24	1,503,523

Pine Labs Pvt Ltd	6/30/21	295,547

Pine Labs Pvt Ltd Series 1	6/30/21	705,693

Pine Labs Pvt Ltd Series A	6/30/21	176,604

Pine Labs Pvt Ltd Series B	6/30/21	191,892

Pine Labs Pvt Ltd Series B2	6/30/21	155,351

Pine Labs Pvt Ltd Series C	6/30/21	288,835

Pine Labs Pvt Ltd Series C1	6/30/21	61,018

Pine Labs Pvt Ltd Series D	6/30/21	65,119

Revolut Group Holdings Ltd	12/27/24	3,423,355

Stripe Inc Class B	5/18/21	401,284

Stripe Inc Series H	3/15/21 - 5/25/23	1,168,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,621,157	897,413,566	819,804,287	1,035,980	-	(1)	89,230,435	89,212,592	0.1%
Fidelity Securities Lending Cash Central Fund	5,136,327	96,450,941	81,910,033	45,051	-	-	19,677,235	19,675,268	0.1%
Total	16,757,484	993,864,507	901,714,320	1,081,031	-	(1)	108,907,670

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	366,795,294	317,679,358	49,115,936	-
Consumer Discretionary	473,419,765	442,174,559	31,245,206	-
Consumer Staples	161,404,885	124,830,010	36,574,875	-
Energy	94,945,318	94,945,318	-	-
Financials	444,305,482	317,018,540	123,766,246	3,520,696
Health Care	250,030,742	240,850,650	9,180,092	-
Industrials	210,920,707	136,285,776	74,634,931	-
Information Technology	560,047,165	511,230,092	47,647,047	1,170,026
Materials	59,856,784	47,419,670	12,437,114	-
Real Estate	112,418,462	105,282,397	7,136,065	-
Utilities	57,051,320	57,051,320	-	-

Convertible Preferred Stocks
Communication Services	3,062,284	-	-	3,062,284
Health Care	967,212	-	-	967,212
Information Technology	3,073,412	-	-	3,073,412

Money Market Funds	108,907,670	108,907,670	-	-
Total Investments in Securities:	2,907,206,502	2,503,675,360	391,737,512	11,793,630
Fidelity® Worldwide Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,888,865) - See accompanying schedule:
Unaffiliated issuers (cost $2,265,695,889)	$2,798,298,832
Fidelity Central Funds (cost $108,907,153)	108,907,670

Total Investment in Securities (cost $2,374,603,042)		$2,907,206,502
Foreign currency held at value (cost $61,648)		61,651
Receivable for investments sold		28,777,091
Receivable for fund shares sold		1,018,494
Dividends receivable		5,397,238
Reclaims receivable		3,885,189
Distributions receivable from Fidelity Central Funds		334,310
Prepaid expenses		1,021
Other receivables		33,755
Total assets		2,946,715,251
Liabilities
Payable to custodian bank	$4
Payable for investments purchased
Regular delivery	15,436,437
Delayed delivery	402,959
Payable for fund shares redeemed	2,937,179
Accrued management fee	1,605,163
Distribution and service plan fees payable	38,463
Other payables and accrued expenses	43,767
Collateral on securities loaned	19,677,236
Total liabilities		40,141,208
Net Assets		$2,906,574,043
Net Assets consist of:
Paid in capital		$2,207,838,301
Total accumulated earnings (loss)		698,735,742
Net Assets		$2,906,574,043

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($110,530,341 ÷ 3,531,681 shares)(a)		$31.30
Maximum offering price per share (100/94.25 of $31.30)		$33.21
Class M :
Net Asset Value and redemption price per share ($21,196,683 ÷ 685,366 shares)(a)		$30.93
Maximum offering price per share (100/96.50 of $30.93)		$32.05
Class C :
Net Asset Value and offering price per share ($9,746,532 ÷ 334,017 shares)(a)		$29.18
Worldwide :
Net Asset Value, offering price and redemption price per share ($2,535,926,083 ÷ 79,278,609 shares)		$31.99
Class I :
Net Asset Value, offering price and redemption price per share ($134,006,195 ÷ 4,229,353 shares)		$31.68
Class Z :
Net Asset Value, offering price and redemption price per share ($95,168,209 ÷ 2,960,647 shares)		$32.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$23,052,690
Income from Fidelity Central Funds (including $45,051 from security lending)		1,081,031
Income before foreign taxes withheld		$24,133,721
Less foreign taxes withheld		(234,897)
Total income		23,898,824
Expenses
Management fee
Basic fee	$12,290,627
Performance adjustment	(720,686)
Distribution and service plan fees	256,028
Custodian fees and expenses	38,669
Independent trustees' fees and expenses	7,161
Registration fees	129,152
Audit fees	37,839
Legal	9,446
Miscellaneous	5,685
Total expenses		12,053,921
Net Investment income (loss)		11,844,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	174,513,187
Foreign currency transactions	259,564
Total net realized gain (loss)		174,772,751
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(394,435,747)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	345,254
Total change in net unrealized appreciation (depreciation)		(394,090,494)
Net gain (loss)		(219,317,743)
Net increase (decrease) in net assets resulting from operations		$(207,472,840)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,844,903	$16,523,067
Net realized gain (loss)	174,772,751	447,005,881
Change in net unrealized appreciation (depreciation)	(394,090,494)	562,833,369
Net increase (decrease) in net assets resulting from operations	(207,472,840)	1,026,362,317
Distributions to shareholders	(409,304,611)	(24,710,933)

Share transactions - net increase (decrease)	379,681,431	(96,724,546)

Total increase (decrease) in net assets	(237,096,020)	904,926,838

Net Assets
Beginning of period	3,143,670,063	2,238,743,225
End of period	$2,906,574,043	$3,143,670,063

Financial Highlights
Fidelity Advisor® Worldwide Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.23	$26.90	$25.75	$40.06	$31.49	$27.36
Income from Investment Operations
Net investment income (loss) A,B	.08	.09	.11	.09	(.13)	(.05)
Net realized and unrealized gain (loss)	(2.00)	11.44	2.52	(9.90)	11.40	5.50
Total from investment operations	(1.92)	11.53	2.63	(9.81)	11.27	5.45
Distributions from net investment income	(.21)	(.20)	(.11)	(.07)	-	(.12)
Distributions from net realized gain	(4.80)	-	(1.37)	(4.43)	(2.70)	(1.20)
Total distributions	(5.01)	(.20)	(1.48)	(4.50)	(2.70)	(1.32)
Net asset value, end of period	$31.30	$38.23	$26.90	$25.75	$40.06	$31.49
Total Return C,D,E	(6.56) %	43.09%	10.62%	(27.31)%	37.72%	20.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03% H	.99%	.96%	1.21%	1.29%	1.34%
Expenses net of fee waivers, if any	1.03 % H	.99%	.95%	1.21%	1.28%	1.34%
Expenses net of all reductions, if any	1.03% H	.99%	.95%	1.21%	1.28%	1.33%
Net investment income (loss)	.47% H	.25%	.41%	.28%	(.34)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$110,530	$112,959	$73,935	$68,608	$99,731	$63,690
Portfolio turnover rate I	163 % H	108%	114%	137%	96%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.79	$26.60	$25.44	$39.62	$31.19	$27.10
Income from Investment Operations
Net investment income (loss) A,B	.04	- C	.04	.01	(.22)	(.13)
Net realized and unrealized gain (loss)	(1.98)	11.32	2.51	(9.81)	11.29	5.46
Total from investment operations	(1.94)	11.32	2.55	(9.80)	11.07	5.33
Distributions from net investment income	(.13)	(.13)	(.02)	-	-	(.04)
Distributions from net realized gain	(4.80)	-	(1.37)	(4.38)	(2.64)	(1.20)
Total distributions	(4.92) D	(.13)	(1.39)	(4.38)	(2.64)	(1.24)
Net asset value, end of period	$30.93	$37.79	$26.60	$25.44	$39.62	$31.19
Total Return E,F,G	(6.67) %	42.69%	10.39%	(27.53)%	37.37%	20.40%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.28% J	1.24%	1.21%	1.47%	1.55%	1.61%
Expenses net of fee waivers, if any	1.28 % J	1.24%	1.21%	1.47%	1.55%	1.61%
Expenses net of all reductions, if any	1.28% J	1.24%	1.20%	1.47%	1.55%	1.61%
Net investment income (loss)	.22% J	-%	.15%	.02%	(.61)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,197	$23,275	$16,051	$15,275	$22,771	$17,387
Portfolio turnover rate K	163 % J	108%	114%	137%	96%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.85	$25.25	$24.33	$38.05	$30.14	$26.33
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.17)	(.10)	(.15)	(.39)	(.27)
Net realized and unrealized gain (loss)	(1.86)	10.77	2.39	(9.39)	10.88	5.28
Total from investment operations	(1.91)	10.60	2.29	(9.54)	10.49	5.01
Distributions from net realized gain	(4.76)	-	(1.37)	(4.18)	(2.58)	(1.20)
Total distributions	(4.76)	-	(1.37)	(4.18)	(2.58)	(1.20)
Net asset value, end of period	$29.18	$35.85	$25.25	$24.33	$38.05	$30.14
Total Return C,D,E	(6.91) %	41.98%	9.76%	(27.89)%	36.63%	19.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.78% H	1.74%	1.76%	2.00%	2.08%	2.14%
Expenses net of fee waivers, if any	1.78 % H	1.74%	1.75%	2.00%	2.08%	2.14%
Expenses net of all reductions, if any	1.78% H	1.74%	1.75%	2.00%	2.08%	2.13%
Net investment income (loss)	(.28)% H	(.51)%	(.39)%	(.51)%	(1.14)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,747	$10,681	$7,292	$8,517	$13,602	$11,677
Portfolio turnover rate I	163 % H	108%	114%	137%	96%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Worldwide Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.00	$27.44	$26.26	$40.76	$31.97	$27.74
Income from Investment Operations
Net investment income (loss) A,B	.14	.19	.19	.18	(.02)	.03
Net realized and unrealized gain (loss)	(2.05)	11.66	2.57	(10.09)	11.58	5.58
Total from investment operations	(1.91)	11.85	2.76	(9.91)	11.56	5.61
Distributions from net investment income	(.30)	(.29)	(.21)	(.16)	(.02)	(.18)
Distributions from net realized gain	(4.80)	-	(1.37)	(4.43)	(2.75)	(1.20)
Total distributions	(5.10)	(.29)	(1.58)	(4.59)	(2.77)	(1.38)
Net asset value, end of period	$31.99	$39.00	$27.44	$26.26	$40.76	$31.97
Total Return C,D	(6.43) %	43.51%	10.95%	(27.12)%	38.11%	21.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.70%	.67%	.92%	1.00%	1.05%
Expenses net of fee waivers, if any	.74 % G	.70%	.66%	.92%	1.00%	1.05%
Expenses net of all reductions, if any	.74% G	.70%	.66%	.92%	1.00%	1.05%
Net investment income (loss)	.76% G	.54%	.70%	.57%	(.06)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$2,535,926	$2,836,498	$1,982,943	$1,899,788	$2,896,684	$2,217,129
Portfolio turnover rate H	163 % G	108%	114%	137%	96%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.69	$27.23	$26.04	$40.46	$31.77	$27.58
Income from Investment Operations
Net investment income (loss) A,B	.12	.18	.19	.17	(.03)	.03
Net realized and unrealized gain (loss)	(2.03)	11.57	2.56	(10.01)	11.49	5.55
Total from investment operations	(1.91)	11.75	2.75	(9.84)	11.46	5.58
Distributions from net investment income	(.31)	(.29)	(.19)	(.16)	(.02)	(.19)
Distributions from net realized gain	(4.80)	-	(1.37)	(4.43)	(2.75)	(1.20)
Total distributions	(5.10) C	(.29)	(1.56)	(4.58) C	(2.77)	(1.39)
Net asset value, end of period	$31.68	$38.69	$27.23	$26.04	$40.46	$31.77
Total Return D,E	(6.47) %	43.45%	10.97%	(27.13)%	38.06%	21.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.73%	.67%	.94%	1.02%	1.06%
Expenses net of fee waivers, if any	.78 % H	.72%	.67%	.93%	1.02%	1.06%
Expenses net of all reductions, if any	.78% H	.72%	.67%	.93%	1.02%	1.05%
Net investment income (loss)	.72% H	.51%	.69%	.56%	(.08)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$134,006	$65,286	$41,289	$33,226	$86,852	$64,615
Portfolio turnover rate I	163 % H	108%	114%	137%	96%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.63	$27.20	$26.05	$40.48	$31.76	$27.59
Income from Investment Operations
Net investment income (loss) A,B	.15	.22	.22	.21	.02	.07
Net realized and unrealized gain (loss)	(2.09)	11.55	2.55	(10.01)	11.50	5.53
Total from investment operations	(1.94)	11.77	2.77	(9.80)	11.52	5.60
Distributions from net investment income	-	(.34)	(.25)	(.20)	(.05)	(.23)
Distributions from net realized gain	(4.55)	-	(1.37)	(4.43)	(2.75)	(1.20)
Total distributions	(4.55)	(.34)	(1.62)	(4.63)	(2.80)	(1.43)
Net asset value, end of period	$32.14	$38.63	$27.20	$26.05	$40.48	$31.76
Total Return C,D	(6.40) %	43.63%	11.10%	(27.05)%	38.27%	21.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.62%	.55%	.81%	.90%	.93%
Expenses net of fee waivers, if any	.65 % G	.61%	.55%	.81%	.90%	.93%
Expenses net of all reductions, if any	.65% G	.61%	.55%	.81%	.90%	.93%
Net investment income (loss)	.85% G	.62%	.81%	.68%	.04%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$95,168	$94,971	$117,232	$76,829	$115,963	$71,278
Portfolio turnover rate H	163 % G	108%	114%	137%	96%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$647,380,750
Gross unrealized depreciation	(136,352,389)
Net unrealized appreciation (depreciation)	$511,028,361
Tax cost	$2,396,178,141

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	2,531,735,066	2,635,340,718

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.83
Class M	.84
Class C	.84
Worldwide	.79
Class I	.81
Class Z	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.81
Class M	.81
Class C	.81
Worldwide	.77
Class I	.81
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Worldwide Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Worldwide. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.05)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	145,782	5,708
Class M	.25%	.25%	57,554	474
Class C	.75%	.25%	52,692	9,567
			256,028	15,749

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	35,000
Class M	989
Class CA	28
36,017

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Worldwide Fund	41,619

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Worldwide Fund	166,501,836	177,048,216	17,348,296
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Worldwide Fund	2,496
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Worldwide Fund	4,818	-	-

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Worldwide Fund
Distributions to shareholders
Class A	$15,054,941	$552,793
Class M	3,020,788	75,550
Class C	1,421,317	-
Worldwide	370,044,974	21,114,973
Class I	8,710,115	439,298
Class Z	11,052,476	2,528,319
Total	$409,304,611	$24,710,933

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Worldwide Fund
Class A
Shares sold	403,272	581,446	$13,845,271	$20,483,863
Reinvestment of distributions	421,629	18,512	14,950,974	547,575
Shares redeemed	(247,972)	(393,376)	(8,430,908)	(13,545,664)
Net increase (decrease)	576,929	206,582	$20,365,337	$7,485,774
Class M
Shares sold	46,288	123,303	$1,548,297	$4,403,391
Reinvestment of distributions	85,814	2,570	3,009,513	75,321
Shares redeemed	(62,571)	(113,480)	(2,124,655)	(3,886,219)
Net increase (decrease)	69,531	12,393	$2,433,155	$592,493
Class C
Shares sold	33,470	74,442	$1,063,832	$2,408,430
Reinvestment of distributions	42,052	-	1,394,017	-
Shares redeemed	(39,433)	(65,335)	(1,258,359)	(2,097,615)
Net increase (decrease)	36,089	9,107	$1,199,490	$310,815
Worldwide
Shares sold	7,329,616	13,320,525	$264,673,398	$469,690,538
Reinvestment of distributions	9,586,818	660,086	347,042,795	19,906,749
Shares redeemed	(10,372,731)	(13,501,211)	(362,809,155)	(478,120,242)
Net increase (decrease)	6,543,703	479,400	$248,907,038	$11,477,045
Class I
Shares sold	2,698,767	625,867	$93,729,495	$22,688,518
Reinvestment of distributions	240,155	14,127	8,611,970	422,756
Shares redeemed	(397,044)	(468,852)	(13,417,607)	(16,856,657)
Net increase (decrease)	2,541,878	171,142	$88,923,858	$6,254,617
Class Z
Shares sold	739,291	9,206,355	$26,248,686	$308,697,406
Reinvestment of distributions	287,410	83,334	10,453,118	2,489,237
Shares redeemed	(524,333)	(11,140,674)	(18,849,251)	(434,031,933)
Net increase (decrease)	502,368	(1,850,985)	$17,852,553	$(122,845,290)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Overseas Fund
At its January 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z of the fund (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its January 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for Class Z of the fund is below the median fee rate of funds with similar Morningstar classifications. The Board also noted that the projected class-level management fee and proposed maximum class-level management fee rate for Class A, Class M, Class C and Class I of the fund is above the median fee rate of funds with similar Morningstar classifications because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for each New Class of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.703569.127
IBD-SANN-0625
Fidelity® Diversified International K6 Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Diversified International K6 Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.4%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	583,611	24,925,470
BELGIUM - 1.1%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	278,512	25,575,429
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	131,404	23,988,953
TOTAL BELGIUM		49,564,382
BRAZIL - 0.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	10,252	23,895,874
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	1,062,600	9,897,366
TOTAL BRAZIL		33,793,240
CANADA - 4.7%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	474,812	24,784,181
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp	149,729	6,758,767
Canadian Natural Resources Ltd	1,170,989	33,602,441
Imperial Oil Ltd	437,681	29,522,672
MEG Energy Corp	384,614	5,395,644
		75,279,524
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	119,184	22,177,767
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	14,319	51,604,384
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	23,796	2
		51,604,386
Materials - 0.9%
Metals & Mining - 0.9%
Franco-Nevada Corp	228,274	39,228,488
TOTAL CANADA		213,074,346
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	648,211	14,107,010
CHINA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV Class N	610,670	28,631,023
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)	855,891	7,599,090
DENMARK - 2.7%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Novo Nordisk A/S Series B	882,972	59,036,889
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	290,816	61,641,329
TOTAL DENMARK		120,678,218
FRANCE - 9.1%
Consumer Discretionary - 1.6%
Hotels, Restaurants & Leisure - 0.2%
Accor SA	202,058	9,877,096
Textiles, Apparel & Luxury Goods - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	111,847	61,955,323
TOTAL CONSUMER DISCRETIONARY		71,832,419

Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	132,252	11,379,810
Financials - 1.1%
Capital Markets - 0.2%
Amundi SA (c)(d)	135,230	10,624,094
Insurance - 0.9%
AXA SA	853,273	40,356,316
TOTAL FINANCIALS		50,980,410

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	182,232	52,167,772
Industrials - 3.1%
Aerospace & Defense - 2.4%
Safran SA	177,471	47,228,508
Thales SA	221,851	62,145,428
		109,373,936
Electrical Equipment - 0.7%
Legrand SA	274,990	30,221,354
TOTAL INDUSTRIALS		139,595,290

Information Technology - 0.7%
IT Services - 0.4%
Alten SA	28,354	2,375,335
Capgemini SE	89,573	14,300,539
		16,675,874
Software - 0.3%
Dassault Systemes SE	401,196	15,035,272
TOTAL INFORMATION TECHNOLOGY		31,711,146

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	267,416	54,948,161
TOTAL FRANCE		412,615,008
GERMANY - 11.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG	188,500	6,770,454
Financials - 5.4%
Capital Markets - 1.3%
Deutsche Boerse AG	187,124	60,271,499
Insurance - 4.1%
Allianz SE	218,537	90,381,808
Hannover Rueck SE	117,789	37,682,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	78,190	53,529,607
		181,594,100
TOTAL FINANCIALS		241,865,599

Health Care - 1.2%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA (a)	1,022,668	48,426,531
Pharmaceuticals - 0.1%
Merck KGaA	47,233	6,522,613
TOTAL HEALTH CARE		54,949,144

Industrials - 1.4%
Aerospace & Defense - 0.1%
Rheinmetall AG	2,944	5,013,787
Electrical Equipment - 0.6%
Siemens Energy AG (a)	333,408	25,733,657
Industrial Conglomerates - 0.7%
Siemens AG	146,936	33,833,677
TOTAL INDUSTRIALS		64,581,121

Information Technology - 2.7%
Software - 2.7%
SAP SE	409,808	119,905,165
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	188,212	37,152,882
TOTAL GERMANY		525,224,365
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd	589,048	4,413,687
INDIA - 1.5%
Financials - 1.3%
Banks - 1.1%
HDFC Bank Ltd	2,209,051	50,108,226
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(c)(d)	453,450	7,731,323
TOTAL FINANCIALS		57,839,549

Industrials - 0.2%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (d)	214,600	11,364,488
TOTAL INDIA		69,204,037
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	36,346,527	19,325,107
IRELAND - 0.5%
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	244,981	20,620,236
ITALY - 2.9%
Financials - 2.4%
Banks - 2.4%
FinecoBank Banca Fineco SpA	1,374,968	27,359,815
UniCredit SpA	1,429,352	83,160,924
		110,520,739
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	96,333	5,658,434
Industrials - 0.4%
Machinery - 0.1%
Interpump Group SpA	192,402	6,556,315
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	196,086	9,384,676
TOTAL INDUSTRIALS		15,940,991

TOTAL ITALY		132,120,164
JAPAN - 17.3%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	628,186	18,184,794
Nintendo Co Ltd	617,716	51,282,787
		69,467,581
Consumer Discretionary - 0.9%
Automobiles - 0.1%
Toyota Motor Corp	234,700	4,482,634
Household Durables - 0.1%
Panasonic Holdings Corp	409,100	4,690,728
Specialty Retail - 0.7%
Fast Retailing Co Ltd	102,308	33,653,692
TOTAL CONSUMER DISCRETIONARY		42,827,054

Financials - 3.0%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	2,071,900	49,429,761
Financial Services - 0.5%
ORIX Corp	1,234,161	24,757,308
Insurance - 1.4%
Tokio Marine Holdings Inc	1,546,374	61,982,344
TOTAL FINANCIALS		136,169,413

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	408,449	48,060,637
Industrials - 7.4%
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	480,919	21,384,908
Industrial Conglomerates - 2.5%
Hitachi Ltd	4,596,810	113,612,526
Machinery - 2.2%
Ebara Corp	560,080	8,413,407
IHI Corp	84,576	6,625,022
Kawasaki Heavy Industries Ltd	245,097	14,620,452
Mitsubishi Heavy Industries Ltd	3,473,310	68,468,828
		98,127,709
Professional Services - 0.4%
BayCurrent Inc	324,442	17,482,105
Trading Companies & Distributors - 1.8%
ITOCHU Corp	892,628	45,651,622
Mitsui & Co Ltd	1,362,397	27,549,196
MonotaRO Co Ltd	508,330	9,771,611
		82,972,429
TOTAL INDUSTRIALS		333,579,677

Information Technology - 2.4%
IT Services - 0.7%
Fujitsu Ltd	1,333,573	29,625,941
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	400,892	16,771,697
Renesas Electronics Corp	1,229,643	14,430,185
Tokyo Electron Ltd	176,552	26,288,310
		57,490,192
Technology Hardware, Storage & Peripherals - 0.4%
FUJIFILM Holdings Corp	1,099,725	22,524,994
TOTAL INFORMATION TECHNOLOGY		109,641,127

Materials - 1.0%
Chemicals - 1.0%
Shin-Etsu Chemical Co Ltd	1,437,971	43,759,605
TOTAL JAPAN		783,505,094
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (a)(c)(d)	1,225,962	21,693,541
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV ADR	823,459	5,080,742
NETHERLANDS - 4.2%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	18,253	11,799,636
Industrials - 2.0%
Professional Services - 1.5%
Wolters Kluwer NV	398,110	70,107,781
Trading Companies & Distributors - 0.5%
IMCD NV	155,027	20,521,470
TOTAL INDUSTRIALS		90,629,251

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV depository receipt	96,205	64,272,636
BE Semiconductor Industries NV	160,416	17,125,978
NXP Semiconductors NV	34,164	6,296,767
		87,695,381
TOTAL NETHERLANDS		190,124,268
SPAIN - 2.7%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA (e)	247,264	13,232,539
Financials - 2.4%
Banks - 2.4%
Banco Santander SA	9,368,084	65,607,303
CaixaBank SA (e)	5,509,446	42,225,523
		107,832,826
TOTAL SPAIN		121,065,365
SWEDEN - 3.0%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	1,832,639	54,094,657
Industrials - 1.8%
Machinery - 1.8%
Atlas Copco AB A Shares	1,921,964	29,797,352
Epiroc AB A Shares	330,956	7,149,513
Epiroc AB B Shares	159,765	3,127,364
Indutrade AB	1,515,723	40,898,097
		80,972,326
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(f)	30,819	607,840
TOTAL SWEDEN		135,674,823
SWITZERLAND - 2.4%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	248,784	43,961,431
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	18,453	24,045,800
UBS Group AG	1,356,548	40,909,287
		64,955,087
TOTAL SWITZERLAND		108,916,518
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	307,459	51,250,341
UNITED KINGDOM - 15.5%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	1,677,006	56,539,962
InterContinental Hotels Group PLC	316,306	33,752,984
		90,292,946
Leisure Products - 0.3%
Games Workshop Group PLC	60,937	12,514,575
TOTAL CONSUMER DISCRETIONARY		102,807,521

Financials - 5.6%
Banks - 2.8%
HSBC Holdings PLC	1,365,016	15,216,345
Lloyds Banking Group PLC	55,819,570	54,841,521
NatWest Group PLC	7,665,163	49,304,525
Starling Bank Ltd Class D (a)(b)(f)	2,406,800	7,762,253
		127,124,644
Capital Markets - 2.8%
3i Group PLC	819,821	46,476,505
London Stock Exchange Group PLC	512,245	79,762,451
		126,238,956
TOTAL FINANCIALS		253,363,600

Health Care - 2.0%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (c)(d)	6,410,558	22,195,625
Pharmaceuticals - 1.5%
Astrazeneca PLC	486,764	69,737,082
TOTAL HEALTH CARE		91,932,707

Industrials - 5.6%
Aerospace & Defense - 3.1%
BAE Systems PLC	2,711,870	62,868,295
Rolls-Royce Holdings PLC	7,611,269	77,044,877
		139,913,172
Professional Services - 2.1%
Intertek Group PLC	185,236	11,316,247
RELX PLC (Netherlands)	1,566,941	84,814,713
		96,130,960
Trading Companies & Distributors - 0.4%
Diploma PLC	86,696	4,577,685
RS GROUP PLC	1,835,217	12,608,067
		17,185,752
TOTAL INDUSTRIALS		253,229,884

TOTAL UNITED KINGDOM		701,333,712
UNITED STATES - 10.6%
Communication Services - 0.7%
Entertainment - 0.7%
Spotify Technology SA (a)	53,889	33,086,768
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Shell PLC	1,836,800	59,276,738
Financials - 1.4%
Capital Markets - 0.2%
S&P Global Inc	21,600	10,801,080
Financial Services - 0.3%
Mastercard Inc Class A	28,430	15,581,346
Insurance - 0.9%
Marsh & McLennan Cos Inc	164,106	37,000,980
TOTAL FINANCIALS		63,383,406

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	595,838	57,508,275
Industrials - 2.3%
Electrical Equipment - 1.1%
Schneider Electric SE	213,374	49,853,935
Professional Services - 0.5%
Experian PLC	437,638	21,772,944
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	183,572	30,849,912
TOTAL INDUSTRIALS		102,476,791

Materials - 3.6%
Chemicals - 1.0%
Linde PLC	95,728	43,386,801
Construction Materials - 2.6%
CRH PLC (United Kingdom)	557,718	52,281,667
Holcim AG	539,187	60,253,060
James Hardie Industries PLC depository receipt (a)	303,358	7,120,481
		119,655,208
TOTAL MATERIALS		163,042,009

TOTAL UNITED STATES		478,773,987
TOTAL COMMON STOCKS (Cost $2,955,508,320)		4,273,313,774

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (b)(f)	231	2,705,867
Valsoft Corp Series A-1.3 (b)(f)	82	960,524
Valsoft Corp Series A-1.4 (b)(f)	105	1,229,940

TOTAL CANADA		4,896,331
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(f)	21,668	4,217,595
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(b)(f)	743,562	7,606,639
Wasabi Holdings Inc Series D (a)(b)(f)	304,085	4,993,076

TOTAL UNITED STATES		12,599,715
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,929,583)		21,713,641

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	220,694,313	220,738,452
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	40,872,678	40,876,765
TOTAL MONEY MARKET FUNDS (Cost $261,614,594)			261,615,217

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,240,052,497)	4,556,642,632
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(32,118,655)
NET ASSETS - 100.0%	4,524,523,977

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,244,583 or 1.4% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,609,071 or 1.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,083,734 or 0.7% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International Ab	5/14/21 - 10/30/24	2,038,126

Starling Bank Ltd Class D	6/18/21 - 4/05/22	4,642,638

Valsoft Corp Series A-1.2	3/14/25	2,705,867

Valsoft Corp Series A-1.3	3/17/25	814,004

Valsoft Corp Series A-1.4	3/17/25	1,381,955

Wasabi Holdings Inc Series C	3/31/21	8,078,504

Wasabi Holdings Inc Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,198,288	510,412,457	437,872,292	2,626,467	-	(1)	220,738,452	220,694,313	0.4%
Fidelity Securities Lending Cash Central Fund	61,625,062	257,856,645	278,604,942	59,256	-	-	40,876,765	40,872,678	0.1%
Total	209,823,350	768,269,102	716,477,234	2,685,723	-	(1)	261,615,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	109,324,803	51,271,562	58,053,241	-
Consumer Discretionary	352,113,331	59,520,084	292,593,247	-
Consumer Staples	36,163,991	24,784,181	11,379,810	-
Energy	134,556,262	75,279,524	59,276,738	-
Financials	1,212,013,050	378,707,340	825,543,457	7,762,253
Health Care	405,102,447	216,468,203	188,634,244	-
Industrials	1,196,809,151	384,278,806	812,530,345	-
Information Technology	452,415,386	192,925,441	258,882,103	607,842
Materials	374,815,353	208,734,046	166,081,307	-

Convertible Preferred Stocks
Information Technology	21,713,641	-	-	21,713,641

Money Market Funds	261,615,217	261,615,217	-	-
Total Investments in Securities:	4,556,642,632	1,853,584,404	2,672,974,492	30,083,736
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,904,213) - See accompanying schedule:
Unaffiliated issuers (cost $2,978,437,903)	$4,295,027,415
Fidelity Central Funds (cost $261,614,594)	261,615,217

Total Investment in Securities (cost $3,240,052,497)		$4,556,642,632
Foreign currency held at value (cost $618,797)		615,626
Receivable for investments sold		16,603,337
Receivable for fund shares sold		2,692,216
Dividends receivable		13,572,803
Reclaims receivable		10,722,824
Distributions receivable from Fidelity Central Funds		606,984
Other receivables		265,645
Total assets		4,601,722,067
Liabilities
Payable for investments purchased	$30,903,508
Payable for fund shares redeemed	1,697,547
Accrued management fee	2,138,199
Deferred taxes	1,568,064
Other payables and accrued expenses	14,007
Collateral on securities loaned	40,876,765
Total liabilities		77,198,090
Net Assets		$4,524,523,977
Net Assets consist of:
Paid in capital		$3,252,118,761
Total accumulated earnings (loss)		1,272,405,216
Net Assets		$4,524,523,977
Net Asset Value, offering price and redemption price per share ($4,524,523,977 ÷ 291,230,029 shares)		$15.54
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$41,999,808
Interest		6,063
Income from Fidelity Central Funds (including $59,256 from security lending)		2,685,723
Income before foreign taxes withheld		$44,691,594
Less foreign taxes withheld		(3,040,260)
Total income		41,651,334
Expenses
Management fee	$13,561,220
Independent trustees' fees and expenses	10,121
Total expenses before reductions	13,571,341
Expense reductions	(1,150)
Total expenses after reductions		13,570,191
Net Investment income (loss)		28,081,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,425,695)	122,265,927
Redemptions in-kind	175,694,543
Foreign currency transactions	(689,507)
Total net realized gain (loss)		297,270,963
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $990,019)	(31,189,886)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	1,223,074
Total change in net unrealized appreciation (depreciation)		(29,966,813)
Net gain (loss)		267,304,150
Net increase (decrease) in net assets resulting from operations		$295,385,293
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,081,143	$65,605,795
Net realized gain (loss)	297,270,963	61,216,255
Change in net unrealized appreciation (depreciation)	(29,966,813)	845,566,646
Net increase (decrease) in net assets resulting from operations	295,385,293	972,388,696
Distributions to shareholders	(98,522,166)	(69,972,907)

Share transactions
Proceeds from sales of shares	467,320,791	1,024,639,725
Reinvestment of distributions	98,517,898	69,972,898
Cost of shares redeemed	(1,070,120,901)	(1,156,692,903)

Net increase (decrease) in net assets resulting from share transactions	(504,282,212)	(62,080,280)
Total increase (decrease) in net assets	(307,419,085)	840,335,509

Net Assets
Beginning of period	4,831,943,062	3,991,607,553
End of period	$4,524,523,977	$4,831,943,062

Other Information
Shares
Sold	31,356,769	71,524,447
Issued in reinvestment of distributions	6,724,771	5,378,392
Redeemed	(72,007,266)	(81,461,022)
Net increase (decrease)	(33,925,726)	(4,558,183)

Financial Highlights
Fidelity® Diversified International K6 Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.86	$12.11	$10.89	$15.45	$11.96	$11.08
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.20	.15	.10	.08
Net realized and unrealized gain (loss)	.90	2.76	1.12	(4.56)	3.47	.98
Total from investment operations	.99	2.96	1.32	(4.41)	3.57	1.06
Distributions from net investment income	(.31)	(.21)	(.10)	(.15)	(.08)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.31)	(.21)	(.10)	(.15)	(.08)	(.18)
Net asset value, end of period	$15.54	$14.86	$12.11	$10.89	$15.45	$11.96
Total Return C,D	6.82%	24.70%	12.12%	(28.81)%	30.00%	9.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % G	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60% G	.60%	.60%	.60%	.60%	.59%
Net investment income (loss)	1.24% G	1.40%	1.57%	1.21%	.73%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$4,524,524	$4,831,943	$3,991,608	$3,483,417	$3,961,936	$3,102,294
Portfolio turnover rate H	37 % G,I	37% I	25% I	31% I	30% I	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,350,494,510
Gross unrealized depreciation	(67,705,259)
Net unrealized appreciation (depreciation)	$1,282,789,251
Tax cost	$3,273,853,381

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(322,445,081)
Long-term	(-)
Total capital loss carryforward	$(322,445,081)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	817,981,487	1,027,074,771

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	29,023,439	175,694,543	434,503,160

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	11,523,901	57,811,254	155,413,531

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	6,128,438	83,046,527
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Diversified International K6 Fund	2,043

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International K6 Fund	24,032,981	67,274,741	10,523,324
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7 Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Diversified International K6 Fund	6,254	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,150.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883986.107
DIFK6-SANN-0625
Fidelity® International Discovery K6 Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Discovery K6 Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
CAR Group Ltd	65,690	1,402,107
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd	87,320	3,729,354
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (a)(b)(c)	400	462,000
Materials - 0.5%
Metals & Mining - 0.5%
Brazilian Rare Earths Ltd (c)	192,741	278,896
IperionX Ltd (c)	1,082,783	2,483,728
		2,762,624
TOTAL AUSTRALIA		8,356,085
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (d)(e)	176,186	1,958,258
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	22,465	4,101,183
BRAZIL - 1.5%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (c)	2,898	6,754,803
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (c)	98,628	1,225,946
TOTAL BRAZIL		7,980,749
CANADA - 3.4%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	49,135	2,217,954
Canadian Natural Resources Ltd	79,010	2,267,253
		4,485,207
Financials - 0.2%
Insurance - 0.2%
Definity Financial Corp	24,435	1,219,623
Information Technology - 2.4%
Software - 2.4%
Constellation Software Inc/Canada	3,529	12,718,198
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	4,032	0
Lumine Group Inc Subordinate Voting Shares (c)(e)	8,073	260,999
		12,979,197
TOTAL CANADA		18,684,027
CHINA - 1.4%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	52,918	3,241,278
Consumer Discretionary - 0.5%
Automobiles - 0.4%
BYD Co Ltd H Shares	47,799	2,270,273
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	9,387	553,739
TOTAL CONSUMER DISCRETIONARY		2,824,012

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	55,340	1,434,791
TOTAL CHINA		7,500,081
DENMARK - 1.8%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	58,759	1,401,869
Health Care - 1.2%
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	94,836	6,340,883
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	9,457	2,004,505
TOTAL DENMARK		9,747,257
FRANCE - 9.9%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	3,680	9,967,811
Consumer Staples - 1.1%
Food Products - 1.1%
Danone SA	68,368	5,882,821
Financials - 2.8%
Banks - 0.5%
BNP Paribas SA	31,741	2,689,398
Insurance - 2.3%
AXA SA	266,193	12,589,838
TOTAL FINANCIALS		15,279,236

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
EssilorLuxottica SA	23,734	6,794,361
Industrials - 1.8%
Aerospace & Defense - 1.8%
Dassault Aviation SA	1,543	554,112
Safran SA	29,115	7,748,072
Thales SA	5,442	1,524,426
		9,826,610
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	28,467	5,849,348
TOTAL FRANCE		53,600,187
GERMANY - 9.6%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	13,033	1,532,548
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	13,173	3,009,976
Financials - 1.2%
Insurance - 1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (c)	9,896	6,774,894
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA (c)	33,522	1,587,372
Industrials - 4.4%
Aerospace & Defense - 2.9%
Rheinmetall AG	9,153	15,588,041
Industrial Conglomerates - 1.5%
Siemens AG	36,614	8,430,788
TOTAL INDUSTRIALS		24,018,829

Information Technology - 2.8%
Software - 2.8%
SAP SE	51,252	14,995,753
TOTAL GERMANY		51,919,372
HUNGARY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Richter Gedeon Nyrt	67,665	2,047,021
INDIA - 1.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (a)(b)	240,000	800,156
Financials - 0.8%
Banks - 0.6%
HDFC Bank Ltd	118,315	2,683,757
Capital Markets - 0.2%
360 ONE WAM Ltd	110,542	1,285,855
TOTAL FINANCIALS		3,969,612

Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	38,833	1,788,232
TOTAL INDIA		6,558,000
IRELAND - 1.6%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	201,878	1,157,209
Household Durables - 0.5%
Cairn Homes PLC	1,306,331	2,869,082
TOTAL CONSUMER DISCRETIONARY		4,026,291

Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	57,517	4,841,249
TOTAL IRELAND		8,867,540
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (c)	2,943	499,103
ITALY - 5.9%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Ferrari NV	8,856	4,089,524
Financials - 4.8%
Banks - 4.4%
FinecoBank Banca Fineco SpA	125,544	2,498,138
Intesa Sanpaolo SpA	554,758	2,961,458
UniCredit SpA	314,854	18,318,476
		23,778,072
Financial Services - 0.4%
BFF Bank SpA (c)(d)(e)	249,544	2,354,857
TOTAL FINANCIALS		26,132,929

Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	32,087	1,884,735
TOTAL ITALY		32,107,188
JAPAN - 16.0%
Communication Services - 1.1%
Entertainment - 1.1%
Nintendo Co Ltd	71,193	5,910,443
Consumer Discretionary - 3.1%
Broadline Retail - 0.7%
Pan Pacific International Holdings Corp	117,829	3,634,256
Household Durables - 1.2%
Sony Group Corp	242,663	6,402,129
Specialty Retail - 1.2%
Fast Retailing Co Ltd	20,424	6,718,370
TOTAL CONSUMER DISCRETIONARY		16,754,755

Financials - 3.2%
Banks - 1.8%
Mitsubishi UFJ Financial Group Inc	473,275	5,962,853
Sumitomo Mitsui Financial Group Inc	169,919	4,053,794
		10,016,647
Financial Services - 0.6%
ORIX Corp	158,543	3,180,378
Insurance - 0.8%
Tokio Marine Holdings Inc	108,749	4,358,918
TOTAL FINANCIALS		17,555,943

Health Care - 1.2%
Health Care Equipment & Supplies - 0.8%
Hoya Corp	34,693	4,082,193
Pharmaceuticals - 0.4%
Daiichi Sankyo Co Ltd	97,009	2,481,551
TOTAL HEALTH CARE		6,563,744

Industrials - 6.7%
Industrial Conglomerates - 2.8%
Hitachi Ltd	606,701	14,994,929
Machinery - 1.5%
IHI Corp	28,491	2,231,761
Mitsubishi Heavy Industries Ltd	304,846	6,009,383
		8,241,144
Professional Services - 0.8%
BayCurrent Inc	29,091	1,567,528
Timee Inc (c)	122,331	1,468,177
Visional Inc (c)	17,740	1,072,986
		4,108,691
Trading Companies & Distributors - 1.6%
ITOCHU Corp	170,154	8,702,176
TOTAL INDUSTRIALS		36,046,940

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	66,047	2,763,139
Tokyo Seimitsu Co Ltd	19,647	1,095,164
		3,858,303
TOTAL JAPAN		86,690,128
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	6,875	604,244
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc	24,463	3,046,067
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (c)(d)(e)	156,251	2,764,880
NETHERLANDS - 5.7%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	87,150	2,562,687
Financials - 0.9%
Banks - 0.9%
ING Groep NV (f)	250,181	4,858,344
Industrials - 2.1%
Professional Services - 1.7%
Wolters Kluwer NV	50,966	8,975,191
Trading Companies & Distributors - 0.4%
IMCD NV	18,752	2,482,268
TOTAL INDUSTRIALS		11,457,459

Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	11,557	7,626,292
BE Semiconductor Industries NV (f)	36,877	3,936,981
		11,563,273
Software - 0.1%
Topicus.com Inc (c)	5,819	696,372
TOTAL INFORMATION TECHNOLOGY		12,259,645

TOTAL NETHERLANDS		31,138,135
SINGAPORE - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Sea Ltd Class A ADR (c)	29,837	3,999,650
SPAIN - 2.1%
Financials - 2.1%
Banks - 2.1%
Banco Santander SA (f)	634,096	4,440,751
CaixaBank SA (f)	891,570	6,833,175

TOTAL SPAIN		11,273,926
SWEDEN - 3.6%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	275,007	8,117,480
Industrials - 1.0%
Machinery - 1.0%
Indutrade AB	203,041	5,478,567
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Hexagon AB B Shares	174,599	1,699,297
Lagercrantz Group AB B Shares	185,946	4,216,995
		5,916,292
Software - 0.0%
Kry International Ab (a)(b)(c)	3,324	65,558
TOTAL INFORMATION TECHNOLOGY		5,981,850

TOTAL SWEDEN		19,577,897
SWITZERLAND - 1.6%
Financials - 1.6%
Capital Markets - 1.6%
Partners Group Holding AG	3,136	4,086,470
UBS Group AG	154,632	4,663,222

TOTAL SWITZERLAND		8,749,692
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd	362,904	10,262,188
UNITED KINGDOM - 18.2%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.6%
Zegona Communications plc (c)	1,581,560	14,248,357
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	252,356	1,143,470
TOTAL COMMUNICATION SERVICES		15,391,827

Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 2.4%
Compass Group PLC	271,217	9,144,034
Flutter Entertainment PLC (United Kingdom) (c)	15,339	3,671,434
		12,815,468
Leisure Products - 0.8%
Games Workshop Group PLC	22,529	4,626,760
TOTAL CONSUMER DISCRETIONARY		17,442,228

Consumer Staples - 1.2%
Tobacco - 1.2%
Imperial Brands PLC	164,383	6,745,133
Financials - 5.1%
Banks - 0.9%
NatWest Group PLC	664,064	4,271,450
Starling Bank Ltd Class D (a)(b)(c)	137,500	443,456
		4,714,906
Capital Markets - 4.0%
3i Group PLC	186,755	10,587,335
London Stock Exchange Group PLC	70,098	10,915,067
		21,502,402
Financial Services - 0.2%
Revolut Group Holdings Ltd (a)(b)	1,409	1,062,146
TOTAL FINANCIALS		27,279,454

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	53,907	7,723,079
Industrials - 4.5%
Aerospace & Defense - 2.3%
BAE Systems PLC	390,578	9,054,628
Rolls-Royce Holdings PLC	262,950	2,661,705
		11,716,333
Professional Services - 1.9%
RELX PLC	188,063	10,263,566
Trading Companies & Distributors - 0.3%
Diploma PLC	34,385	1,815,582
TOTAL INDUSTRIALS		23,795,481

TOTAL UNITED KINGDOM		98,377,202
UNITED STATES - 4.7%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (c)	6,638	4,075,599
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Shell PLC	37,786	1,219,420
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Alcon AG (United States)	26,401	2,577,002
Industrials - 1.4%
Electrical Equipment - 1.4%
Schneider Electric SE	31,683	7,402,599
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (c)	2,605	731,979
Materials - 1.8%
Chemicals - 0.5%
Linde PLC	6,002	2,720,286
Construction Materials - 1.3%
CRH PLC (United Kingdom)	65,545	6,144,328
James Hardie Industries PLC depository receipt (c)	37,046	869,551
		7,013,879
TOTAL MATERIALS		9,734,165

TOTAL UNITED STATES		25,740,764
TOTAL COMMON STOCKS (Cost $349,892,375)		516,150,824

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	85	98,175
Canva Inc Series A2 (a)(b)(c)	15	17,325

TOTAL AUSTRALIA		115,500
CANADA - 0.3%
Information Technology - 0.3%
Software - 0.3%
Valsoft Corp Series A-1.2 (a)(b)	64	749,677
Valsoft Corp Series A-1.3 (a)(b)	23	269,415
Valsoft Corp Series A-1.4 (a)(b)	29	339,698

TOTAL CANADA		1,358,790
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	1,533	325,441
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	7,322	58,722
TOTAL CHINA		384,163
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	3,347	651,481
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,607,856)		2,509,934

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	21,796,795	21,801,155
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	12,633,414	12,634,677
TOTAL MONEY MARKET FUNDS (Cost $34,435,832)			34,435,832

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $386,936,063)	553,096,590
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(10,671,268)
NET ASSETS - 100.0%	542,425,322

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,343,250 or 1.0% of net assets.

(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,077,995 or 1.3% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,338,994 or 1.4% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd Series E1	11/18/20	167,977

Canva Inc Class A	3/18/24	426,664

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

dMed Biopharmaceutical Co Ltd Series C	12/01/20	103,995

Kry International Ab	5/14/21 - 10/30/24	219,661

Lenskart Solutions Pvt Ltd	4/30/24	661,395

Revolut Group Holdings Ltd	12/27/24	1,225,512

Starling Bank Ltd Class D	6/18/21 - 4/05/22	286,270

Valsoft Corp Series A-1.2	3/14/25	749,677

Valsoft Corp Series A-1.3	3/17/25	228,318

Valsoft Corp Series A-1.4	3/17/25	381,683

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,600,765	107,111,111	97,910,721	222,366	-	-	21,801,155	21,796,795	0.0%
Fidelity Securities Lending Cash Central Fund	100,450	34,210,263	21,676,036	9,592	-	-	12,634,677	12,633,414	0.0%
Total	12,701,215	141,321,374	119,586,757	231,958	-	-	34,435,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	38,116,139	24,999,624	13,116,515	-
Consumer Discretionary	69,398,910	40,334,594	28,264,160	800,156
Consumer Staples	12,627,954	-	12,627,954	-
Energy	5,704,627	4,485,207	1,219,420	-
Financials	139,166,330	35,335,738	102,324,990	1,505,602
Health Care	39,619,380	18,991,674	20,627,706	-
Industrials	126,660,471	26,688,132	99,972,339	-
Information Technology	66,510,876	31,782,083	34,201,235	527,558
Materials	18,346,137	8,864,614	9,481,523	-

Convertible Preferred Stocks
Communication Services	325,441	-	-	325,441
Health Care	58,722	-	-	58,722
Information Technology	2,125,771	-	-	2,125,771

Money Market Funds	34,435,832	34,435,832	-	-
Total Investments in Securities:	553,096,590	225,917,498	321,835,842	5,343,250
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,621,721) - See accompanying schedule:
Unaffiliated issuers (cost $352,500,231)	$518,660,758
Fidelity Central Funds (cost $34,435,832)	34,435,832

Total Investment in Securities (cost $386,936,063)		$553,096,590
Foreign currency held at value (cost $129,809)		129,640
Receivable for investments sold		64,910
Receivable for fund shares sold		448,502
Dividends receivable		1,464,138
Reclaims receivable		1,267,231
Distributions receivable from Fidelity Central Funds		64,726
Other receivables		5,398
Total assets		556,541,135
Liabilities
Payable for investments purchased	$943,299
Payable for fund shares redeemed	129,879
Accrued management fee	257,227
Deferred taxes	150,612
Other payables and accrued expenses	118
Collateral on securities loaned	12,634,678
Total liabilities		14,115,813
Net Assets		$542,425,322
Net Assets consist of:
Paid in capital		$488,352,594
Total accumulated earnings (loss)		54,072,728
Net Assets		$542,425,322
Net Asset Value, offering price and redemption price per share ($542,425,322 ÷ 37,864,251 shares)		$14.33
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$4,901,568
Foreign Tax Reclaims		460,822
Income from Fidelity Central Funds (including $9,592 from security lending)		231,958
Income before foreign taxes withheld		$5,594,348
Less foreign taxes withheld		(573,370)
Total income		5,020,978
Expenses
Management fee	$1,604,118
Independent trustees' fees and expenses	1,219
Total expenses before reductions	1,605,337
Expense reductions	(456)
Total expenses after reductions		1,604,881
Net Investment income (loss)		3,416,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $117,266)	951,783
Foreign currency transactions	42,649
Total net realized gain (loss)		994,432
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $297,217)	34,320,857
Assets and liabilities in foreign currencies	126,063
Total change in net unrealized appreciation (depreciation)		34,446,920
Net gain (loss)		35,441,352
Net increase (decrease) in net assets resulting from operations		$38,857,449
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,416,097	$8,489,589
Net realized gain (loss)	994,432	38,108,806
Change in net unrealized appreciation (depreciation)	34,446,920	123,162,530
Net increase (decrease) in net assets resulting from operations	38,857,449	169,760,925
Distributions to shareholders	(20,770,849)	(11,176,994)

Share transactions
Proceeds from sales of shares	53,943,312	175,322,558
Reinvestment of distributions	20,770,849	11,176,992
Cost of shares redeemed	(101,026,577)	(377,815,727)

Net increase (decrease) in net assets resulting from share transactions	(26,312,416)	(191,316,177)
Total increase (decrease) in net assets	(8,225,816)	(32,732,246)

Net Assets
Beginning of period	550,651,138	583,383,384
End of period	$542,425,322	$550,651,138

Other Information
Shares
Sold	3,939,971	13,577,941
Issued in reinvestment of distributions	1,540,864	955,298
Redeemed	(7,420,319)	(28,467,113)
Net increase (decrease)	(1,939,484)	(13,933,874)

Financial Highlights
Fidelity® International Discovery K6 Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.83	$10.86	$10.23	$14.97	$11.29	$10.49
Income from Investment Operations
Net investment income (loss) A,B	.09	.17	.19	.24	.16	.12
Net realized and unrealized gain (loss)	.94	3.00	.55	(4.70)	3.60	.77
Total from investment operations	1.03	3.17	.74	(4.46)	3.76	.89
Distributions from net investment income	(.53)	(.20)	(.11)	(.28)	(.08)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.53)	(.20)	(.11)	(.28)	(.08)	(.09)
Net asset value, end of period	$14.33	$13.83	$10.86	$10.23	$14.97	$11.29
Total Return C,D	7.70%	29.50%	7.19%	(30.35)%	33.43%	8.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % G	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60% G	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.28% G	1.31%	1.62%	1.98%	1.11%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$542,425	$550,651	$583,383	$468,052	$430,892	$103,173
Portfolio turnover rate H	50 % G	48% I	55% I	50% I	58% I	42% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Discovery K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforward and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,773,061
Gross unrealized depreciation	(6,430,980)
Net unrealized appreciation (depreciation)	$154,342,081
Tax cost	$398,754,509

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(90,418,700)
Long-term	(12,920,706)
Total capital loss carryforward	$(103,339,406)

Due to large subscriptions in a prior period, approximately $69,101,114 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $11,985,573 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	130,985,415	183,710,798

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Discovery K6 Fund	5,980,844	21,762,174	73,727,455

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	3,165,883	36,396,996

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Discovery K6 Fund	463

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery K6 Fund	3,065,615	11,176,762	(791,485)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Discovery K6 Fund	1,026	2	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $456.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893916.105
IGI-K6-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025